Portfolio of investments
(unaudited)
Growth & Income Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2 .4%
733,288 * Tesla, Inc $ 127,020,147
TOTAL AUTOMOBILES & COMPONENTS 127,020,147
BANKS - 2 .1%
120,754 * SVB Financial Group 36,520,840
1,568,095 Wells Fargo & Co 73,496,612
TOTAL BANKS 110,017,452
CAPITAL GOODS - 8 .8%
325,350 Caterpillar, Inc 82,082,552
397,640 Dover Corp 60,373,681
1,156,893 Fortive Corp 78,703,431
304,028 Honeywell International, Inc 63,383,757
310,540 Hubbell, Inc 71,085,711
96,420 W.W. Grainger, Inc 56,837,662
506,111 Westinghouse Air Brake Technologies Corp 52,539,383
TOTAL CAPITAL GOODS 465,006,177
DIVERSIFIED FINANCIALS - 6 .6%
645,524 American Express Co 112,921,513
132,006 Ameriprise Financial, Inc 46,217,941
737,702 Ares Management Corp 61,221,889
1,240,606 Bank of New York Mellon Corp 62,737,445
534,468 Discover Financial Services 62,388,450
TOTAL DIVERSIFIED FINANCIALS 345,487,238
ENERGY - 5 .0%
672,965 EOG Resources, Inc 88,999,621
1,734,941 EQT Corp 56,680,523
1,003,317 Exxon Mobil Corp 116,394,805
TOTAL ENERGY 262,074,949
FOOD & STAPLES RETAILING - 1 .7%
174,522 Costco Wholesale Corp 89,205,175
TOTAL FOOD & STAPLES RETAILING 89,205,175
HEALTH CARE EQUIPMENT & SERVICES - 4 .0%
697,879 Abbott Laboratories 77,150,524
195,290 Cigna Corp 61,842,484
912,981 * Edwards Lifesciences Corp 70,025,643
TOTAL HEALTH CARE EQUIPMENT & SERVICES 209,018,651
HOUSEHOLD & PERSONAL PRODUCTS - 3 .4%
183,681 Estee Lauder Cos (Class A) 50,894,331
902,681 Procter & Gamble Co 128,523,721
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 179,418,052
INSURANCE - 5 .7%
1,867,074 American International Group, Inc 118,036,418
958,688 * Arch Capital Group Ltd 61,691,573
537,314 Chubb Ltd 122,233,562
TOTAL INSURANCE 301,961,553
MATERIALS - 4 .1%
1,637,639 Corteva, Inc 105,545,834
194,602 Linde plc 64,401,586
874,041 Sealed Air Corp 47,862,485
TOTAL MATERIALS 217,809,905

Portfolio of investments
(unaudited)
Growth & Income Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT - 5 .4%
1,043,474 * Alphabet, Inc (Class A) $ 103,136,970
945,277 * Alphabet, Inc (Class C) 94,404,814
581,732 * Meta Platforms, Inc 86,660,616
TOTAL MEDIA & ENTERTAINMENT 284,202,400
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .2%
1,595,559 Bristol-Myers Squibb Co 115,917,361
1,328,472 Merck & Co, Inc 142,691,177
41,417 * Mettler-Toledo International, Inc 63,488,948
172,694 * Waters Corp 56,743,795
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 378,841,281
REAL ESTATE - 2 .9%
563,600 Prologis, Inc 72,862,208
623,069 Simon Property Group, Inc 80,039,444
TOTAL REAL ESTATE 152,901,652
RETAILING - 8 .3%
1,776,947 * Amazon.com, Inc 183,256,544
315,444 Home Depot, Inc 102,257,481
448,263 Lowe's Companies, Inc 93,350,770
115,026 * Ulta Beauty, Inc 59,118,763
TOTAL RETAILING 437,983,558
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .0%
140,553 Broadcom, Inc 82,224,910
131,757 Lam Research Corp 65,891,676
740,735 NVIDIA Corp 144,717,397
593,196 QUALCOMM, Inc 79,019,639
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 371,853,622
SOFTWARE & SERVICES - 14 .5%
1,449,717 Microsoft Corp 359,254,370
1,618,708 Oracle Corp 143,190,910
582,040 * Palo Alto Networks, Inc 92,334,825
165,374 * ServiceNow, Inc 75,266,669
268,559 * Synopsys, Inc 95,002,746
TOTAL SOFTWARE & SERVICES 765,049,520
TECHNOLOGY HARDWARE & EQUIPMENT - 5 .9%
1,519,950 Apple, Inc 219,313,586
714,946 * Arista Networks, Inc 90,097,495
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 309,411,081
UTILITIES - 4 .5%
962,121 Alliant Energy Corp 51,983,398
620,293 American Electric Power Co, Inc 58,282,730
1,844,502 Centerpoint Energy, Inc 55,556,400
950,449 NextEra Energy, Inc 70,932,009
TOTAL UTILITIES 236,754,537
TOTAL COMMON STOCKS 5,244,016,950
(Cost $4,128,331,089)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 6,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 02/02/23 5,999,252

Portfolio of investments
(unaudited)
Growth & Income Fund January 31, 2023

concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 02/03/23 $ 4,998,725
TOTAL GOVERNMENT AGENCY DEBT 10,997,977
REPURCHASE AGREEMENT - 0 .2%
11,320,000 r Fixed Income Clearing Corp (FICC) 4 .290 02/01/23 11,320,000
TOTAL REPURCHASE AGREEMENT 11,320,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
19 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 19
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 19
TOTAL SHORT-TERM INVESTMENTS 22,317,996
(Cost $22,318,147)
TOTAL INVESTMENTS - 99.9% 5,266,334,946
(Cost $4,150,649,236)
OTHER ASSETS & LIABILITIES, NET - 0.1% 7,800,685
NET ASSETS - 100.0% $ 5,274,135,631
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $11,320,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $11,546,442.

Large-Cap Growth Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1 .4%
387,335 * Tesla, Inc $ 67,094,169
TOTAL AUTOMOBILES & COMPONENTS 67,094,169
CAPITAL GOODS - 3 .0%
324,931 * Boeing Co 69,210,303
112,986 Deere & Co 47,775,000
186,676 Safran S.A. 26,843,170
TOTAL CAPITAL GOODS 143,828,473
COMMERCIAL & PROFESSIONAL SERVICES - 2 .6%
503,526 Experian Group Ltd 18,413,680
196,686 Verisk Analytics, Inc 35,755,548
537,843 Waste Connections, Inc 71,479,335
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 125,648,563
CONSUMER DURABLES & APPAREL - 1 .4%
156,703 Essilor International S.A. 28,751,762
111,320 Nike, Inc (Class B) 14,174,376
3,378,400 Prada S.p.A 21,603,354
TOTAL CONSUMER DURABLES & APPAREL 64,529,492
CONSUMER SERVICES - 5 .4%
77,263 * Booking Holdings, Inc 188,065,868
777,931 * Las Vegas Sands Corp 45,897,929
220,633 Starbucks Corp 24,079,886
TOTAL CONSUMER SERVICES 258,043,683
DIVERSIFIED FINANCIALS - 1 .6%
129,204 American Express Co 22,601,656
3,133,698 * Grab Holdings Ltd. 11,876,715
109,781 S&P Global, Inc 41,161,288
TOTAL DIVERSIFIED FINANCIALS 75,639,659
ENERGY - 2 .9%
444,199 ConocoPhillips 54,134,532
222,545 Pioneer Natural Resources Co 51,263,241
216,079 Valero Energy Corp 30,257,542
TOTAL ENERGY 135,655,315
FOOD & STAPLES RETAILING - 1 .8%
163,055 Costco Wholesale Corp 83,343,933
TOTAL FOOD & STAPLES RETAILING 83,343,933
FOOD, BEVERAGE & TOBACCO - 3 .5%
1,694,442 Davide Campari-Milano NV 18,176,414
787,477 * Monster Beverage Corp 81,960,606
383,383 PepsiCo, Inc 65,566,161
TOTAL FOOD, BEVERAGE & TOBACCO 165,703,181
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
161,486 * Align Technology, Inc 43,557,619
469,412 * Dexcom, Inc 50,269,331
322,131 * Intuitive Surgical, Inc 79,144,365
200,701 UnitedHealth Group, Inc 100,187,932
TOTAL HEALTH CARE EQUIPMENT & SERVICES 273,159,247

Portfolio of investments
(unaudited)
Large-Cap Growth Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .5%
84,157 Estee Lauder Cos (Class A) $ 23,318,222
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 23,318,222
INSURANCE - 0 .9%
656,598 American International Group, Inc 41,510,126
TOTAL INSURANCE 41,510,126
MATERIALS - 1 .6%
545,293 Corteva, Inc 35,144,134
123,232 Linde plc 40,782,398
TOTAL MATERIALS 75,926,532
MEDIA & ENTERTAINMENT - 7 .7%
1,754,781 * Alphabet, Inc (Class C) 175,249,979
299,686 * Match Group, Inc 16,219,006
758,623 * Meta Platforms, Inc 113,012,068
5,838 NetEase, Inc (ADR) 517,305
63,804 * Netflix, Inc 22,577,684
496,282 * ROBLOX Corp 18,466,653
167,217 * Walt Disney Co 18,141,372
TOTAL MEDIA & ENTERTAINMENT 364,184,067
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .2%
443,112 AbbVie, Inc 65,469,798
76,002 Amgen, Inc 19,182,905
895,805 * Avantor, Inc 21,409,740
270,354 Gilead Sciences, Inc 22,693,515
187,581 * Horizon Therapeutics Plc 20,581,387
184,412 * Illumina, Inc 39,501,050
169,833 Novo Nordisk AS 23,503,149
216,951 Zoetis, Inc 35,903,221
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 248,244,765
RETAILING - 11 .8%
401,697 * Alibaba Group Holding Ltd (ADR) 44,267,009
3,844,868 * Amazon.com, Inc 396,521,237
671,811 * Coupang, Inc 11,346,888
420,899 eBay, Inc 20,834,501
31,065 Kering 19,383,215
797,576 TJX Companies, Inc 65,289,571
TOTAL RETAILING 557,642,421
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .7%
700,720 * Advanced Micro Devices, Inc 52,659,108
469,072 Applied Materials, Inc 52,296,837
131,315 Broadcom, Inc 76,820,588
405,147 Marvell Technology, Inc 17,482,093
595,719 NVIDIA Corp 116,385,621
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 315,644,247
SOFTWARE & SERVICES - 26 .6%
169,792 Accenture plc 47,380,458
14,500 *,g Adyen NV 21,922,651
86,343 * Atlassian Corp 13,954,756
240,598 * DocuSign, Inc 14,589,863
210,506 Intuit, Inc 88,974,571
1,788,638 Microsoft Corp 443,242,383
589,593 Oracle Corp 52,155,397
155,010 * Palo Alto Networks, Inc 24,590,786
549,907 * PayPal Holdings, Inc 44,811,921
752,650 * Qualtrics International, Inc 11,869,290

Portfolio of investments
(unaudited)
Large-Cap Growth Fund January 31, 2023

concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
82,871 Roper Technologies, Inc $ 35,365,199
475,350 * Salesforce, Inc 79,844,540
104,982 * ServiceNow, Inc 47,780,458
75,971 * Synopsys, Inc 26,874,741
1,198,790 Visa, Inc (Class A) 275,973,446
173,528 * Workday, Inc 31,483,185
TOTAL SOFTWARE & SERVICES 1,260,813,645
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .1%
2,016,618 Apple, Inc 290,977,811
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 290,977,811
TRANSPORTATION - 2 .5%
2,058,281 * Uber Technologies, Inc 63,662,631
280,294 Union Pacific Corp 57,233,232
TOTAL TRANSPORTATION 120,895,863
TOTAL COMMON STOCKS 4,691,803,414
(Cost $3,193,784,625)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
REPURCHASE AGREEMENT - 1 .2%
$ 55,270,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 55,270,000
TOTAL REPURCHASE AGREEMENT 55,270,000
TOTAL SHORT-TERM INVESTMENTS 55,270,000
(Cost $55,270,000)
TOTAL INVESTMENTS - 100.2% 4,747,073,414
(Cost $3,249,054,625)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (9,397,984)
NET ASSETS - 100.0% $ 4,737,675,430
ADR American Depositary Receipt
*
Non-income producing
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $55,270,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rates 1.125%–3.000% and maturity dates 1/15/33–5/15/47, valued at $56,375,471.

Portfolio of investments
(unaudited)
Large-Cap Value Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.0%
BANKS - 10 .4%
3,274,830 Bank of America Corp $ 116,190,968
1,136,913 JPMorgan Chase & Co 159,122,344
387,294 PNC Financial Services Group, Inc 64,070,046
1,217,999 US Bancorp 60,656,350
2,329,535 Wells Fargo & Co 109,185,306
TOTAL BANKS 509,225,014
CAPITAL GOODS - 11 .4%
182,903 Allegion plc 21,500,248
167,502 * Boeing Co 35,677,926
84,313 Caterpillar, Inc 21,271,327
116,578 Deere & Co 49,293,841
349,064 Dover Corp 52,998,387
366,774 Eaton Corp 59,494,411
349,433 Honeywell International, Inc 72,849,792
762,257 Masco Corp 40,552,072
215,966 Parker-Hannifin Corp 70,404,916
1,063,545 Raytheon Technologies Corp 106,194,968
145,952 Trane Technologies plc 26,142,922
TOTAL CAPITAL GOODS 556,380,810
CONSUMER DURABLES & APPAREL - 1 .0%
9,308 * NVR, Inc 49,053,160
TOTAL CONSUMER DURABLES & APPAREL 49,053,160
CONSUMER SERVICES - 3 .7%
14,677 * Booking Holdings, Inc 35,725,286
488,562 Hilton Worldwide Holdings, Inc 70,885,460
272,444 McDonald's Corp 72,851,526
TOTAL CONSUMER SERVICES 179,462,272
DIVERSIFIED FINANCIALS - 6 .5%
435,917 American Express Co 76,254,961
289,164 * Berkshire Hathaway, Inc (Class B) 90,080,369
69,129 BlackRock, Inc 52,483,428
386,422 Charles Schwab Corp 29,916,791
196,745 Goldman Sachs Group, Inc 71,971,289
TOTAL DIVERSIFIED FINANCIALS 320,706,838
ENERGY - 9 .6%
624,143 Chevron Corp 108,613,365
1,095,165 ConocoPhillips 133,467,758
536,208 EOG Resources, Inc 70,913,508
615,792 Exxon Mobil Corp 71,438,030
79,033 Pioneer Natural Resources Co 18,205,252
501,211 Valero Energy Corp 70,184,576
TOTAL ENERGY 472,822,489
FOOD & STAPLES RETAILING - 1 .6%
532,828 Walmart, Inc 76,657,964
TOTAL FOOD & STAPLES RETAILING 76,657,964
FOOD, BEVERAGE & TOBACCO - 1 .0%
725,748 Mondelez International, Inc 47,492,949
TOTAL FOOD, BEVERAGE & TOBACCO 47,492,949
HEALTH CARE EQUIPMENT & SERVICES - 8 .4%
590,632 Abbott Laboratories 65,294,368
234,096 Cigna Corp 74,131,180

Portfolio of investments
(unaudited)
Large-Cap Value Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
159,827 Elevance Health, Inc $ 79,911,902
220,942 HCA Healthcare, Inc 56,355,676
666,637 Medtronic plc 55,790,850
118,163 UnitedHealth Group, Inc 58,985,788
178,350 Zimmer Biomet Holdings, Inc 22,711,089
TOTAL HEALTH CARE EQUIPMENT & SERVICES 413,180,853
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
244,025 Procter & Gamble Co 34,744,279
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 34,744,279
INSURANCE - 5 .8%
1,259,254 American International Group, Inc 79,610,038
416,343 Chubb Ltd 94,713,869
333,007 Marsh & McLennan Cos, Inc 58,246,254
713,951 Metlife, Inc 52,132,702
TOTAL INSURANCE 284,702,863
MATERIALS - 4 .4%
594,841 Crown Holdings, Inc 52,441,183
728,557 DuPont de Nemours, Inc 53,876,790
248,037 Linde plc 82,085,365
122,512 Reliance Steel & Aluminum Co 27,865,354
TOTAL MATERIALS 216,268,692
MEDIA & ENTERTAINMENT - 5 .3%
635,622 * Alphabet, Inc (Class C) 63,479,569
1,745,503 Comcast Corp (Class A) 68,685,543
453,462 * Meta Platforms, Inc 67,552,234
538,741 * Walt Disney Co 58,448,011
TOTAL MEDIA & ENTERTAINMENT 258,165,357
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .9%
182,712 AbbVie, Inc 26,995,698
1,053,294 Bristol-Myers Squibb Co 76,521,809
99,423 Danaher Corp 26,285,453
977,433 Johnson & Johnson 159,732,101
545,390 Merck & Co, Inc 58,580,340
890,504 Pfizer, Inc 39,324,656
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 387,440,057
REAL ESTATE - 1 .3%
477,595 Prologis, Inc 61,743,482
TOTAL REAL ESTATE 61,743,482
RETAILING - 1 .5%
221,740 Home Depot, Inc 71,881,456
TOTAL RETAILING 71,881,456
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .4%
323,223 Analog Devices, Inc 55,423,048
370,779 Applied Materials, Inc 41,338,151
29,556 Broadcom, Inc 17,290,555
42,942 Lam Research Corp 21,475,294
691,609 Micron Technology, Inc 41,704,023
217,367 NXP Semiconductors NV 40,062,912
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 217,293,983
SOFTWARE & SERVICES - 4 .5%
124,202 Accenture plc 34,658,568
537,589 * Fiserv, Inc 57,349,995

Portfolio of investments
(unaudited)
Large-Cap Value Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
251,152 Microsoft Corp $ 62,237,977
757,152 Oracle Corp 66,977,666
TOTAL SOFTWARE & SERVICES 221,224,206
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
1,062,316 Cisco Systems, Inc 51,702,920
571,486 TE Connectivity Ltd 72,664,445
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 124,367,365
TELECOMMUNICATION SERVICES - 1 .2%
404,397 * T-Mobile US, Inc 60,380,516
TOTAL TELECOMMUNICATION SERVICES 60,380,516
TRANSPORTATION - 2 .4%
726,667 *,†,b AMR Corporation 7,267
1,128,666 CSX Corp 34,898,353
264,692 Union Pacific Corp 54,047,459
146,968 United Parcel Service, Inc (Class B) 27,222,883
TOTAL TRANSPORTATION 116,175,962
UTILITIES - 3 .5%
478,949 Ameren Corp 41,606,299
498,634 American Electric Power Co, Inc 46,851,651
1,177,126 Centerpoint Energy, Inc 35,455,035
124,323 Dominion Energy, Inc 7,911,916
562,237 NextEra Energy, Inc 41,959,747
TOTAL UTILITIES 173,784,648
TOTAL COMMON STOCKS 4,853,155,215
(Cost $3,217,888,185)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.6%
REPURCHASE AGREEMENT - 1 .4%
$ 70,200,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 70,200,000
TOTAL REPURCHASE AGREEMENT 70,200,000
GOVERNMENT AGENCY DEBT - 0 .1%
5,000,000 Tennessee Valley Authority (TVA) 0 .000 02/08/23 4,995,639
TOTAL GOVERNMENT AGENCY DEBT 4,995,639
TREASURY DEBT - 0 .1%
5,000,000 United States Treasury Bill 0 .000 02/23/23 4,986,395
TOTAL TREASURY DEBT 4,986,395
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
21 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 21
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 21
TOTAL SHORT-TERM INVESTMENTS 80,182,055
(Cost $80,182,208)
TOTAL INVESTMENTS - 100.6% 4,933,337,270
(Cost $3,298,070,393)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (28,541,449)
NET ASSETS - 100.0% $ 4,904,795,821

Portfolio of investments
(unaudited)
Large-Cap Value Fund January 31, 2023

concluded
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $70,200,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $71,604,037.

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.2%
CAPITAL GOODS - 7 .1%
53,601 Ametek, Inc $ 7,767,857
33,079 Carlisle Cos, Inc 8,298,198
199,297 Carrier Global Corp 9,073,993
260,635 Spirit Aerosystems Holdings, Inc (Class A) 9,421,955
27,192 TransDigm Group, Inc 19,517,058
40,154 W.W. Grainger, Inc 23,669,980
TOTAL CAPITAL GOODS 77,749,041
COMMERCIAL & PROFESSIONAL SERVICES - 8 .3%
547,800 * ACV Auctions, Inc 5,368,440
317,184 * Cimpress plc 10,368,745
440,911 * Driven Brands Holdings, Inc 12,870,192
294,741 Experian Group Ltd 10,778,523
443,583 * First Advantage Corp 6,156,932
145,570 Verisk Analytics, Inc 26,463,170
148,574 Waste Connections, Inc 19,745,485
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 91,751,487
CONSUMER DURABLES & APPAREL - 3 .2%
171,194 * Capri Holdings Ltd 11,382,689
75,740 * Garmin Ltd 7,489,171
2,028,700 Prada S.p.A 12,972,627
821,120 * Traeger, Inc 2,980,666
TOTAL CONSUMER DURABLES & APPAREL 34,825,153
CONSUMER SERVICES - 6 .3%
468,868 Entain PLC 8,646,246
460,682 e European Wax Center, Inc 8,679,249
146,226 * Expedia Group, Inc 16,713,632
71,486 * Hyatt Hotels Corp 7,800,552
141,768 MGM Resorts International 5,870,613
153,436 e Restaurant Brands International, Inc 10,269,471
106,180 * Wynn Resorts Ltd 11,004,495
TOTAL CONSUMER SERVICES 68,984,258
DIVERSIFIED FINANCIALS - 4 .4%
39,258 Ameriprise Financial, Inc 13,745,011
814,235 * Grab Holdings Ltd. 3,085,951
242,247 Jefferies Financial Group, Inc 9,515,462
48,293 LPL Financial Holdings, Inc 11,451,236
133,184 Tradeweb Markets, Inc 9,927,535
29,081 * Vitesse Energy, Inc 464,133
TOTAL DIVERSIFIED FINANCIALS 48,189,328
ENERGY - 5 .3%
189,387 * Antero Resources Corp 5,461,921
134,817 Cheniere Energy, Inc 20,598,689
283,328 Halliburton Co 11,678,780
89,756 Pioneer Natural Resources Co 20,675,295
TOTAL ENERGY 58,414,685
FOOD & STAPLES RETAILING - 0 .6%
117,141 * Performance Food Group Co 7,183,086
TOTAL FOOD & STAPLES RETAILING 7,183,086
FOOD, BEVERAGE & TOBACCO - 2 .8%
1,078,137 Davide Campari-Milano NV 11,565,262
365,710 Fevertree Drinks plc 4,930,870
85,912 * Freshpet, Inc 5,440,807

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
39,734 Hershey Co $ 8,924,256
TOTAL FOOD, BEVERAGE & TOBACCO 30,861,195
HEALTH CARE EQUIPMENT & SERVICES - 8 .9%
72,678 * Align Technology, Inc 19,603,437
261,571 * Dexcom, Inc 28,011,638
137,785 * Guardant Health, Inc 4,330,583
13,172 * IDEXX Laboratories, Inc 6,329,146
68,523 * Molina Healthcare, Inc 21,367,527
110,066 * Veeva Systems, Inc 18,771,756
TOTAL HEALTH CARE EQUIPMENT & SERVICES 98,414,087
INSURANCE - 1 .6%
174,569 * Arch Capital Group Ltd 11,233,515
101,209 *,e Trupanion, Inc 5,973,355
TOTAL INSURANCE 17,206,870
MATERIALS - 3 .0%
170,830 Corteva, Inc 11,009,994
93,676 Crown Holdings, Inc 8,258,476
146,614 Sealed Air Corp 8,028,583
48,191 Westlake Chemical Corp 5,915,445
TOTAL MATERIALS 33,212,498
MEDIA & ENTERTAINMENT - 3 .3%
41,222 Electronic Arts, Inc 5,304,447
296,006 * Match Group, Inc 16,019,845
281,170 * ROBLOX Corp 10,462,335
288,812 * Warner Bros Discovery, Inc 4,280,194
TOTAL MEDIA & ENTERTAINMENT 36,066,821
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .6%
150,929 Agilent Technologies, Inc 22,953,282
37,246 * Alnylam Pharmaceuticals, Inc 8,432,495
476,501 * Avantor, Inc 11,388,374
48,789 * Charles River Laboratories International, Inc 11,867,924
393,127 * Elanco Animal Health, Inc 5,397,634
83,917 * Horizon Therapeutics Plc 9,207,373
55,244 West Pharmaceutical Services, Inc 14,672,806
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 83,919,888
REAL ESTATE - 1 .6%
137,575 Simon Property Group, Inc 17,672,885
TOTAL REAL ESTATE 17,672,885
RETAILING - 6 .3%
4,419 * AutoZone, Inc 10,777,278
87,515 * Burlington Stores, Inc 20,113,572
184,272 * Coupang, Inc 3,112,354
76,116 * Dollar Tree, Inc 11,431,101
568,885 *,e Farfetch Ltd 3,879,796
102,923 * Five Below, Inc 20,289,211
TOTAL RETAILING 69,603,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .5%
131,286 Entegris, Inc 10,596,093
195,567 Marvell Technology, Inc 8,438,716
50,516 Monolithic Power Systems, Inc 21,548,105
47,242 NXP Semiconductors NV 8,707,173
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 49,290,087

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES - 20 .4%
5,592 *,g Adyen NV $ 8,454,584
202,949 Bentley Systems, Inc 7,925,158
297,870 Clear Secure, Inc 9,350,139
190,285 * DocuSign, Inc 11,538,882
32,338 * EPAM Systems, Inc 10,757,236
68,931 * Five9, Inc 5,430,384
45,076 * Gartner, Inc 15,241,999
42,552 * HubSpot, Inc 14,765,969
782,271 * Marqeta, Inc 5,186,457
37,811 * MongoDB, Inc 8,099,494
81,519 * Okta, Inc 6,000,614
68,009 * Palo Alto Networks, Inc 10,788,948
92,827 * Paylocity Holding Corp 19,334,936
512,389 * Qualtrics International, Inc 8,080,375
2,681,935 * Sabre Corp 18,263,977
406,577 * SentinelOne, Inc 6,135,247
107,416 * Synopsys, Inc 37,998,410
134,587 * Trade Desk, Inc 6,823,561
122,593 * Twilio, Inc 7,335,965
211,369 * Unity Software, Inc 7,507,827
TOTAL SOFTWARE & SERVICES 225,020,162
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .4%
122,494 * Arista Networks, Inc 15,436,694
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,436,694
TRANSPORTATION - 2 .6%
724,091 * Grab Holdings Ltd 2,744,305
588,810 * Hertz Global Holdings, Inc 10,610,356
51,117 JB Hunt Transport Services, Inc 9,663,669
318,300 * Lyft, Inc (Class A) 5,172,375
TOTAL TRANSPORTATION 28,190,705
TOTAL COMMON STOCKS 1,091,992,242
(Cost $1,030,539,981)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.2%
TRANSPORTATION - 0 .2%
169,870 Hertz Global Holdings, Inc 06/30/51 1,574,695
TOTAL TRANSPORTATION 1,574,695
TOTAL RIGHTS/WARRANTS 1,574,695
(Cost $2,029,947)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
REPURCHASE AGREEMENT - 0 .8%
$ 9,540,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 9,540,000
TOTAL REPURCHASE AGREEMENT 9,540,000

Portfolio of investments
(unaudited)
Mid-Cap Growth Fund January 31, 2023

concluded
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .7%
7,411,138 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550% $ 7,411,138
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 7,411,138
TOTAL SHORT-TERM INVESTMENTS 16,951,138
(Cost $16,951,138)
TOTAL INVESTMENTS - 100.9% 1,110,518,075
(Cost $1,049,521,066)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (9,686,702)
NET ASSETS - 100.0% $ 1,100,831,373
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,367,983.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $9,540,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $9,730,810.

Portfolio of investments
(unaudited)
Mid-Cap Value Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.2%
BANKS - 5 .3%
345,295 East West Bancorp, Inc $ 27,112,563
356,488 First Interstate Bancsystem, Inc 12,790,790
2,535,972 New York Community Bancorp, Inc 25,334,360
112,295 Signature Bank 14,480,440
331,251 Webster Financial Corp 17,440,365
TOTAL BANKS 97,158,518
CAPITAL GOODS - 17 .3%
201,469 Ametek, Inc 29,196,888
559,455 Carrier Global Corp 25,471,986
196,189 Crane Holdings Co 22,740,267
114,774 Curtiss-Wright Corp 19,029,529
180,834 Dover Corp 27,456,026
125,060 Eaton Corp 20,285,983
524,158 Howmet Aerospace, Inc 21,327,989
312,054 Johnson Controls International plc 21,709,597
489,621 nVent Electric plc 19,462,435
88,497 Parker-Hannifin Corp 28,850,022
128,558 Regal-Beloit Corp 17,895,274
1,271,761 Vertiv Holdings Co 18,084,441
164,530 * WESCO International, Inc 24,516,615
195,268 Westinghouse Air Brake Technologies Corp 20,270,771
TOTAL CAPITAL GOODS 316,297,823
CONSUMER DURABLES & APPAREL - 3 .1%
1,826,260 Newell Brands Inc 29,147,110
2,477,506 * Under Armour, Inc (Class C) 27,004,815
TOTAL CONSUMER DURABLES & APPAREL 56,151,925
CONSUMER SERVICES - 5 .3%
204,042 * Expedia Group, Inc 23,322,000
367,030 * Las Vegas Sands Corp 21,654,770
726,087 MGM Resorts International 30,067,263
279,688 Wyndham Hotels & Resorts, Inc 21,678,617
TOTAL CONSUMER SERVICES 96,722,650
DIVERSIFIED FINANCIALS - 5 .1%
84,294 Ameriprise Financial, Inc 29,513,015
747,311 Equitable Holdings, Inc 23,966,264
99,451 LPL Financial Holdings, Inc 23,581,821
382,378 OneMain Holdings, Inc 16,495,787
TOTAL DIVERSIFIED FINANCIALS 93,556,887
ENERGY - 7 .1%
637,277 * Antero Resources Corp 18,379,069
110,585 Diamondback Energy, Inc 16,158,680
412,016 PBF Energy, Inc 17,300,552
1,874,668 Permian Resources Corp 20,377,641
154,716 Phillips 66 15,513,373
95,603 Pioneer Natural Resources Co 22,022,151
140,507 Valero Energy Corp 19,675,195
TOTAL ENERGY 129,426,661
FOOD & STAPLES RETAILING - 1 .4%
414,699 * Performance Food Group Co 25,429,343
TOTAL FOOD & STAPLES RETAILING 25,429,343

Portfolio of investments
(unaudited)
Mid-Cap Value Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 1 .3%
589,047 Kraft Heinz Co $ 23,874,075
TOTAL FOOD, BEVERAGE & TOBACCO 23,874,075
HEALTH CARE EQUIPMENT & SERVICES - 2 .9%
511,691 Baxter International, Inc 23,379,162
131,554 * Centene Corp 10,029,677
19,023 Humana, Inc 9,734,069
32,942 * Molina Healthcare, Inc 10,272,304
TOTAL HEALTH CARE EQUIPMENT & SERVICES 53,415,212
HOUSEHOLD & PERSONAL PRODUCTS - 1 .2%
332,045 Spectrum Brands Holdings, Inc 22,539,215
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 22,539,215
INSURANCE - 6 .5%
329,462 American International Group, Inc 20,828,588
394,055 * BRP Group, Inc 11,289,676
62,261 Everest Re Group Ltd 21,772,049
246,245 Metlife, Inc 17,980,810
429,073 Unum Group 18,033,938
111,011 Willis Towers Watson plc 28,217,886
TOTAL INSURANCE 118,122,947
MATERIALS - 6 .6%
3,017,853 Ardagh Metal Packaging S.A. 16,960,334
484,740 Corteva, Inc 31,241,493
429,137 DuPont de Nemours, Inc 31,734,681
799,543 Graphic Packaging Holding Co 19,260,991
380,620 Sealed Air Corp 20,842,751
TOTAL MATERIALS 120,040,250
MEDIA & ENTERTAINMENT - 1 .9%
268,958 Omnicom Group, Inc 23,127,698
133,217 * Ziff Davis Inc 11,920,257
TOTAL MEDIA & ENTERTAINMENT 35,047,955
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3 .5%
86,632 * Biogen, Inc 25,201,249
123,563 * Jazz Pharmaceuticals plc 19,357,379
76,464 * United Therapeutics Corp 20,123,031
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 64,681,659
REAL ESTATE - 10 .6%
565,645 Apartment Income REIT Corp 21,641,578
120,324 EastGroup Properties, Inc 20,244,513
108,883 Extra Space Storage, Inc 17,185,004
916,381 Kimco Realty Corp 20,581,917
1,440,812 Medical Properties Trust, Inc 18,658,515
349,611 Rexford Industrial Realty, Inc 22,189,810
88,994 SBA Communications Corp 26,478,385
135,938 Sun Communities, Inc 21,323,235
772,268 VICI Properties, Inc 26,396,120
TOTAL REAL ESTATE 194,699,077
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .3%
50,413 Lam Research Corp 25,211,541
278,438 Micron Technology, Inc 16,789,812
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 42,001,353
SOFTWARE & SERVICES - 5 .3%
681,686 * DXC Technology Co 19,584,839

Portfolio of investments
(unaudited)
Mid-Cap Value Fund January 31, 2023

concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
349,601 Fidelity National Information Services, Inc $ 26,234,059
249,716 * Fiserv, Inc 26,639,703
1,030,938 Gen Digital, Inc 23,721,883
TOTAL SOFTWARE & SERVICES 96,180,484
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .4%
503,246 * Ciena Corp 26,178,857
2,210,470 Hewlett Packard Enterprise Co 35,654,881
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 61,833,738
TRANSPORTATION - 2 .8%
383,427 * Delta Air Lines, Inc 14,991,996
631,160 Southwest Airlines Co 22,576,593
122,334 TFI International, Inc 13,615,774
TOTAL TRANSPORTATION 51,184,363
UTILITIES - 6 .3%
632,236 Alliant Energy Corp 34,159,711
276,583 American Electric Power Co, Inc 25,987,739
522,249 Brookfield Renewable Corp 16,461,288
344,215 Evergy, Inc 21,565,070
244,414 Xcel Energy, Inc 16,808,351
TOTAL UTILITIES 114,982,159
TOTAL COMMON STOCKS 1,813,346,294
(Cost $1,591,944,499)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1 .1%
$ 20,250,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 20,250,000
TOTAL REPURCHASE AGREEMENT 20,250,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
4,681 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 4,681
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 4,681
TOTAL SHORT-TERM INVESTMENTS 20,254,681
(Cost $20,254,681)
TOTAL INVESTMENTS - 100.3% 1,833,600,975
(Cost $1,612,199,180)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (6,274,455)
NET ASSETS - 100.0% $ 1,827,326,520
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $20,250,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $20,655,029.

Quant Small-Cap Equity Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1 .1%
128,550 * Fox Factory Holding Corp $ 15,180,469
790,930 * Goodyear Tire & Rubber Co 8,897,963
304,090 * Modine Manufacturing Co 7,264,710
TOTAL AUTOMOBILES & COMPONENTS 31,343,142
BANKS - 10 .3%
114,027 Amalgamated Financial Corp 2,616,920
274,672 Associated Banc-Corp 6,155,400
223,910 * Axos Financial, Inc 10,774,549
135,731 Bank of NT Butterfield & Son Ltd 4,337,963
125,574 Banner Corp 8,140,962
542,280 Cadence BanCorp 13,871,522
232,692 Cathay General Bancorp 10,229,140
155,130 Central Pacific Financial Corp 3,505,938
303,980 Columbia Banking System, Inc 9,396,022
160,373 ConnectOne Bancorp, Inc 3,812,066
173,620 * Customers Bancorp, Inc 5,272,839
289,860 CVB Financial Corp 7,020,409
166,300 Eagle Bancorp, Inc 7,897,587
178,270 Enact Holdings, Inc 4,483,490
103,160 Enterprise Financial Services Corp 5,500,491
290,070 Essent Group Ltd 12,771,782
28,240 Federal Agricultural Mortgage Corp (FAMC) 3,755,073
164,810 First Busey Corp 3,934,015
92,990 First Financial Corp 4,177,111
246,650 First Foundation, Inc 3,830,474
170,170 First Merchants Corp 7,256,049
253,400 Hancock Whitney Corp 13,045,032
120,660 Heartland Financial USA, Inc 5,969,050
193,180 Heritage Commerce Corp 2,341,342
143,560 Horizon Bancorp 2,245,278
81,449 Independent Bank Corp 1,805,724
221,270 Lakeland Bancorp, Inc 4,263,873
75,510 * Metropolitan Bank Holding Corp 4,483,784
153,920 National Bank Holdings Corp 6,500,042
394,825 * NMI Holdings, Inc 9,171,785
264,620 OceanFirst Financial Corp 6,329,710
430,470 OFG Bancorp 12,186,606
326,543 Old National Bancorp 5,714,503
48,490 Pacific Premier Bancorp, Inc 1,568,167
55,270 Peapack Gladstone Financial Corp 2,049,964
11,915 PennyMac Financial Services, Inc 803,309
46,180 Premier Financial Corp 1,155,424
62,405 QCR Holdings, Inc 3,280,007
674,170 Radian Group, Inc 14,899,157
218,160 Renasant Corp 7,762,133
224,160 Towne Bank 6,830,155
40,840 Trico Bancshares 2,064,462
324,782 United Community Banks, Inc 10,568,406
261,380 Washington Federal, Inc 9,268,535
176,100 WesBanco, Inc 6,545,637
108,790 Westamerica Bancorporation 6,044,372
TOTAL BANKS 285,636,259
CAPITAL GOODS - 11 .5%
230,080 Altra Industrial Motion Corp 14,050,986
304,700 * API Group Corp 6,776,528
101,100 Applied Industrial Technologies, Inc 14,478,531
154,363 * Atkore International Group, Inc 20,105,781

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
198,210 Comfort Systems USA, Inc $ 23,991,338
43,179 CSW Industrials, Inc 5,838,233
27,820 EMCOR Group, Inc 4,124,315
56,860 Encore Wire Corp 9,178,910
281,790 Enerpac Tool Group Corp 7,478,707
78,775 EnPro Industries, Inc 9,537,289
109,020 * Evoqua Water Technologies Corp 5,288,560
220,140 Federal Signal Corp 11,722,455
416,530 * Fluor Corp 15,307,477
42,300 Franklin Electric Co, Inc 3,819,690
56,520 H&E Equipment Services, Inc 2,876,303
444,840 * Janus International Group, Inc 4,893,240
78,140 Kennametal, Inc 2,226,990
91,000 McGrath RentCorp 9,058,140
576,021 * MRC Global, Inc 7,833,886
168,030 Mueller Industries, Inc 11,014,366
533,050 * NOW, Inc 7,484,022
54,630 * NV5 Global Inc 7,281,633
194,160 * Parsons Corp 8,449,843
324,970 * PGT Innovations, Inc 7,051,849
165,640 Rush Enterprises, Inc (Class A) 8,913,088
426,620 * Shoals Technologies Group, Inc 11,898,432
61,400 Simpson Manufacturing Co, Inc 6,576,554
96,780 * SPX Technologies, Inc 7,259,468
33,440 Standex International Corp 3,864,661
418,590 *,e Stem, Inc 4,127,297
150,400 Terex Corp 7,665,888
132,930 * Titan Machinery, Inc 5,840,944
545,590 * Triumph Group, Inc 6,214,270
165,350 UFP Industries, Inc 15,468,493
277,510 Wabash National Corp 7,148,658
196,070 * WillScot Mobile Mini Holdings Corp 9,501,552
232,754 Zurn Water Solutions Corp 5,088,002
TOTAL CAPITAL GOODS 319,436,379
COMMERCIAL & PROFESSIONAL SERVICES - 2 .3%
202,370 * CBIZ, Inc 9,630,789
99,602 Exponent, Inc 10,213,189
370,700 * First Advantage Corp 5,145,316
82,180 * Franklin Covey Co 3,813,152
93,170 Heidrick & Struggles International, Inc 2,865,909
103,570 * Huron Consulting Group, Inc 7,046,903
72,053 ICF International, Inc 7,363,096
166,540 KBR, Inc 8,531,844
100,230 Kforce, Inc 5,625,910
159,570 * TrueBlue, Inc 3,132,359
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 63,368,467
CONSUMER DURABLES & APPAREL - 2 .1%
258,090 * Callaway Golf Co 6,320,624
239,530 e Clarus Corp 2,407,277
106,100 * Crocs, Inc 12,919,797
95,269 * G-III Apparel Group Ltd 1,611,952
49,370 Installed Building Products, Inc 5,435,143
81,510 * M/I Homes, Inc 4,874,298
49,120 * Malibu Boats, Inc 2,976,181
170,472 * Skyline Champion Corp 10,049,324
196,050 * Taylor Morrison Home Corp 7,018,590
298,280 Wolverine World Wide, Inc 4,811,256
TOTAL CONSUMER DURABLES & APPAREL 58,424,442

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 4 .5%
11,900 * Biglari Holdings, Inc (B Shares) $ 1,940,533
190,800 Bloomin' Brands, Inc 4,626,900
42,580 Bluegreen Vacations Holding Corp 1,381,295
75,890 Carriage Services, Inc 2,460,354
393,380 * Chegg, Inc 8,166,569
475,520 * Coursera, Inc 7,584,544
207,180 * Dave & Buster's Entertainment, Inc 8,981,253
238,440 * Denny's Corp 2,866,049
87,198 * Duolingo, Inc 8,326,537
481,320 * Everi Holdings, Inc 8,360,528
8,190 Graham Holdings Co 5,350,609
251,330 * Hilton Grand Vacations, Inc 11,902,989
416,870 International Game Technology plc 11,026,211
425,214 Laureate Education, Inc 4,668,850
306,130 * Portillo's, Inc 6,906,293
279,300 * PowerSchool Holdings, Inc 6,289,836
129,710 Ruth's Hospitality Group Inc 2,245,280
284,300 *,e Target Hospitality Corp 4,365,426
163,120 Texas Roadhouse, Inc (Class A) 16,382,142
TOTAL CONSUMER SERVICES 123,832,198
DIVERSIFIED FINANCIALS - 3 .5%
139,540 A-Mark Precious Metals, Inc 5,372,290
264,410 Artisan Partners Asset Management, Inc 9,735,576
1,948,600 BGC Partners, Inc (Class A) 8,476,410
706,770 Broadmark Realty Capital, Inc 3,095,653
95,040 Cohen & Steers, Inc 6,982,589
224,553 * Enova International, Inc 10,250,845
356,970 * Green Dot Corp 6,454,018
542,160 * LendingClub Corp 5,253,530
265,920 Navient Corp 5,044,502
526,390 * Open Lending Corp 4,616,440
67,240 Piper Jaffray Cos 9,554,804
183,440 Sculptor Capital Management, Inc 1,704,158
152,990 StepStone Group, Inc 4,465,778
192,730 Victory Capital Holdings, Inc 5,712,517
40,940 Virtus Investment Partners, Inc 8,797,187
TOTAL DIVERSIFIED FINANCIALS 95,516,297
ENERGY - 6 .3%
158,670 * Ardmore Shipping Corp 2,324,516
699,710 Berry Petroleum Co LLC 6,437,332
42,970 Bonanza Creek Energy, Inc 2,859,654
151,270 Chesapeake Energy Corp 13,118,134
550,620 Comstock Resources Inc 6,690,033
315,710 CVR Energy, Inc 10,481,572
152,150 Delek US Holdings, Inc 4,071,534
96,662 * Denbury, Inc 8,388,328
300,440 * Diamond Offshore Drilling, Inc 3,443,042
62,660 Helmerich & Payne, Inc 3,035,250
621,810 Liberty Oilfield Services, Inc 9,843,252
180,120 Murphy Oil Corp 7,855,033
2,145,363 Nordic American Tankers Ltd 6,521,904
436,320 * Oceaneering International, Inc 9,315,432
150,670 Ovintiv, Inc 7,417,484
426,169 * Par Pacific Holdings, Inc 11,391,497
319,479 PBF Energy, Inc 13,414,923
740,210 RPC, Inc 7,342,883
218,823 Sitio Royalties Corp 5,814,127
152,390 * Teekay Tankers Ltd 4,676,849
1,528,959 *,e Tellurian, Inc 3,042,629

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
270,510 * US Silica Holdings, Inc $ 3,311,042
90,260 * Valaris Ltd 6,556,487
278,230 * Weatherford International Ltd 15,825,723
TOTAL ENERGY 173,178,660
FOOD & STAPLES RETAILING - 0 .9%
144,588 Andersons, Inc 5,317,947
69,491 *,d BJ's Wholesale Club Holdings, Inc 5,036,013
201,330 * Chefs' Warehouse Holdings, Inc 7,696,846
85,330 * Performance Food Group Co 5,232,435
331,760 *,e Rite Aid Corp 1,210,924
TOTAL FOOD & STAPLES RETAILING 24,494,165
FOOD, BEVERAGE & TOBACCO - 1 .9%
124,422 Calavo Growers, Inc 3,987,725
155,190 Cal-Maine Foods, Inc 8,879,972
16,770 Coca-Cola Consolidated Inc 8,498,701
373,626 * Hostess Brands, Inc 8,641,969
44,970 MGP Ingredients, Inc 4,386,374
627,150 Primo Water Corp 9,814,897
85,580 * TreeHouse Foods, Inc 4,144,639
41,870 Universal Corp 2,276,472
101,400 * Vital Farms, Inc 1,782,612
TOTAL FOOD, BEVERAGE & TOBACCO 52,413,361
HEALTH CARE EQUIPMENT & SERVICES - 6 .4%
472,614 * 1Life Healthcare, Inc 7,557,098
78,397 * AdaptHealth Corp 1,680,048
467,010 * Allscripts Healthcare Solutions, Inc 8,364,149
557,820 * Alphatec Holdings Inc 7,262,816
112,000 * Angiodynamics, Inc 1,458,240
144,197 * Avanos Medical, Inc 4,418,196
43,252 * Axonics Modulation Technologies, Inc 2,655,673
330,990 * Cardiovascular Systems, Inc 4,614,001
11,535 * Castle Biosciences, Inc 312,368
241,560 * Cross Country Healthcare, Inc 6,703,290
198,090 * Health Catalyst, Inc 2,753,451
130,224 * HealthStream, Inc 3,148,816
717,300 *,e Hims & Hers Health, Inc 5,939,244
122,980 * Integer Holding Corp 8,093,314
199,677 * Lantheus Holdings, Inc 11,481,427
162,990 * Meridian Bioscience, Inc 5,541,660
146,590 * Merit Medical Systems, Inc 10,459,197
62,670 * ModivCare, Inc 6,721,984
361,330 * Neogen Corp 7,736,075
223,040 * NextGen Healthcare, Inc 4,242,221
263,725 * Option Care Health, Inc 7,613,741
272,140 * Owens & Minor, Inc 5,372,044
235,980 * Phreesia, Inc 8,846,890
282,370 * Privia Health Group, Inc 7,635,285
141,790 * PROCEPT BioRobotics Corp 5,514,213
240,480 * Progyny, Inc 8,270,107
70,600 * Shockwave Medical Inc 13,267,858
256,470 * Surgery Partners, Inc 8,514,804
17,280 * UFP Technologies, Inc 1,965,254
TOTAL HEALTH CARE EQUIPMENT & SERVICES 178,143,464
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
355,090 * BellRing Brands, Inc 10,070,352

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
272,750 * elf Beauty, Inc $ 15,696,763
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,767,115
INSURANCE - 1 .8%
48,300 American Equity Investment Life Holding Co 2,301,495
252,925 * BRP Group, Inc 7,246,301
100,820 Employers Holdings, Inc 4,422,974
2,282,840 * Genworth Financial, Inc (Class A) 12,601,277
114,540 Selective Insurance Group, Inc 10,881,300
141,700 Stewart Information Services Corp 6,769,009
87,110 *,e Trupanion, Inc 5,141,232
TOTAL INSURANCE 49,363,588
MATERIALS - 5 .2%
100,752 AdvanSix, Inc 4,356,516
184,700 * Arconic Corp 4,342,297
177,200 * Aspen Aerogels, Inc 1,860,600
127,890 Avient Corp 5,182,103
225,610 Commercial Metals Co 12,243,855
612,070 * Constellium SE 8,893,377
129,750 * Ingevity Corp 10,696,590
64,620 Innospec, Inc 7,303,352
285,870 * LSB Industries, Inc 3,633,408
55,625 Materion Corp 5,020,156
146,234 Myers Industries, Inc 3,521,315
664,390 * O-I Glass, Inc 12,789,507
67,204 Olympic Steel, Inc 2,973,105
55,520 * Piedmont Lithium, Inc 3,810,893
324,700 * Rayonier Advanced Materials, Inc 2,250,171
231,700 Ryerson Holding Corp 8,843,989
184,375 Schnitzer Steel Industries, Inc (Class A) 6,239,250
192,110 Schweitzer-Mauduit International, Inc 5,294,552
126,720 Sensient Technologies Corp 9,591,437
36,640 Stepan Co 4,024,538
139,370 Sylvamo Corp 6,624,256
458,670 Tronox Holdings plc 7,866,190
87,318 Worthington Industries, Inc 4,965,775
TOTAL MATERIALS 142,327,232
MEDIA & ENTERTAINMENT - 2 .2%
351,850 * Cars.com, Inc 6,016,635
1,591,540 * Clear Channel 3,039,841
577,350 Entravision Communications Corp (Class A) 3,752,775
252,755 Gray Television, Inc 3,275,705
336,800 * Integral Ad Science Holding Corp 3,462,304
136,790 * Liberty Braves Group (Class C) 4,743,877
284,100 * Magnite, Inc 3,431,928
286,080 *,e PubMatic, Inc 4,385,606
344,220 Sinclair Broadcast Group, Inc (Class A) 7,101,259
594,140 TEGNA, Inc 11,841,210
247,270 * WideOpenWest, Inc 2,841,132
215,250 * Yelp, Inc 6,782,528
TOTAL MEDIA & ENTERTAINMENT 60,674,800
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .3%
168,600 *,e AbCellera Biologics, Inc 1,775,358
1,620,590 * ADMA Biologics, Inc 5,979,977
427,400 * Alkermes plc 12,240,736
210,910 * Amphastar Pharmaceuticals, Inc 6,382,137
125,610 * Amylyx Pharmaceuticals, Inc 4,922,656
208,658 * Arcus Biosciences, Inc 4,513,272

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
57,072 * Arrowhead Pharmaceuticals Inc $ 1,996,949
412,400 * BioCryst Pharmaceuticals, Inc 4,350,820
356,200 * Biohaven Ltd 6,799,858
699,840 * Bluebird Bio, Inc 4,443,984
253,180 * C4 Therapeutics, Inc 1,972,272
146,022 * CareDx, Inc 2,181,569
117,683 * Catalyst Pharmaceuticals, Inc 1,822,910
308,465 * Chinook Therapeutics, Inc 7,794,911
435,391 * Codexis, Inc 2,677,655
385,790 * Coherus Biosciences, Inc 3,271,499
64,680 * Collegium Pharmaceutical, Inc 1,816,214
988,140 *,e CTI BioPharma Corp 5,464,414
258,020 * Cytek Biosciences, Inc 3,109,141
235,730 * Day One Biopharmaceuticals, Inc 5,131,842
348,380 * Deciphera Pharmaceuticals, Inc 5,925,944
190,282 *,e Dynavax Technologies Corp 2,165,409
278,950 * Editas Medicine, Inc 2,758,815
640,160 *,e Esperion Thereapeutics, Inc 4,071,418
467,680 * Evolus, Inc 4,859,195
48,543 * FibroGen, Inc 1,145,615
132,683 * Harmony Biosciences Holdings, Inc 6,391,340
265,110 * Ideaya Biosciences, Inc 4,514,823
1,167,390 * Immunogen, Inc 5,369,994
269,150 * Immunovant, Inc 4,782,795
349,280 * Insmed, Inc 7,519,998
43,630 * Intellia Therapeutics, Inc 1,851,657
365,710 * Intercept Pharmaceuticals, Inc 6,677,865
223,304 * Intra-Cellular Therapies, Inc 10,700,728
747,439 * Iovance Biotherapeutics, Inc 5,949,614
461,432 * Ironwood Pharmaceuticals, Inc 5,315,697
273,459 * IVERIC bio, Inc 6,316,903
841,140 * Karyopharm Therapeutics, Inc 2,775,762
633,710 * Kezar Life Sciences, Inc 4,543,701
299,530 * Kura Oncology, Inc 4,139,505
540,660 * MannKind Corp 2,957,410
809,710 * Mersana Therapeutics, Inc 5,327,892
152,810 * Morphic Holding, Inc 5,001,471
312,830 * NGM Biopharmaceuticals Inc 1,639,229
396,760 *,e Nkarta, Inc 2,114,731
349,820 * Nurix Therapeutics, Inc 4,299,288
140,324 Phibro Animal Health Corp 2,160,990
90,000 * Prometheus Biosciences, Inc 10,229,400
238,285 * Protagonist Therapeutics, Inc 3,166,808
223,080 * RAPT Therapeutics, Inc 6,480,474
593,170 * Recursion Pharmaceuticals, Inc 4,941,106
79,460 * Replimune Group, Inc 2,212,961
1,935,500 * Rigel Pharmaceuticals, Inc 3,174,220
1,088,796 * Sangamo Therapeutics Inc 3,799,898
387,760 * Vanda Pharmaceuticals, Inc 2,977,997
157,960 * Vir Biotechnology, Inc 4,667,718
135,220 * Viridian Therapeutics, Inc 4,938,234
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 256,514,779
REAL ESTATE - 6 .6%
137,630 Alexander & Baldwin, Inc 2,755,352
637,720 Apple Hospitality REIT, Inc 11,306,775
563,680 * Ashford Hospitality Trust, Inc 3,883,755
993,620 Brandywine Realty Trust 6,518,147
441,956 Broadstone Net Lease, Inc 8,003,823
222,280 Corporate Office Properties Trust 6,239,400
139,330 * Cushman & Wakefield plc 2,010,532

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
845,090 DiamondRock Hospitality Co $ 8,138,217
19,800 EastGroup Properties, Inc 3,331,350
436,750 Essential Properties Realty Trust, Inc 11,128,390
31,100 Four Corners Property Trust, Inc 894,436
500,840 Macerich Co 6,881,542
144,080 National Storage Affiliates Trust 5,878,464
324,980 Office Properties Income Trust 5,576,657
161,230 Outfront Media, Inc 3,208,477
844,540 Paramount Group, Inc 5,447,283
362,490 Phillips Edison & Co, Inc 12,150,665
514,770 Piedmont Office Realty Trust, Inc 5,456,562
246,600 PotlatchDeltic Corp 12,071,070
590,060 Retail Opportunities Investment Corp 9,340,650
715,140 RLJ Lodging Trust 8,989,310
125,218 Ryman Hospitality Properties 11,631,500
921,760 Service Properties Trust 8,212,882
554,810 Summit Hotel Properties, Inc 4,726,981
497,990 Tanger Factory Outlet Centers, Inc 9,516,589
406,650 Whitestone REIT 4,233,226
417,500 Xenia Hotels & Resorts, Inc 6,220,750
TOTAL REAL ESTATE 183,752,785
RETAILING - 2 .6%
273,190 * Abercrombie & Fitch Co (Class A) 7,911,582
146,980 Academy Sports & Outdoors, Inc 8,586,572
94,950 * Boot Barn Holdings, Inc 7,927,375
649,960 * CarParts.com, Inc 4,432,727
92,000 * Destination XL Group, Inc 655,960
222,460 Foot Locker, Inc 9,679,235
186,070 * MarineMax, Inc 5,814,687
167,800 Monro Muffler, Inc 8,541,020
194,050 *,e Overstock.com, Inc 4,697,951
387,660 * Sally Beauty Holdings, Inc 6,039,743
88,850 Signet Jewelers Ltd 6,824,568
TOTAL RETAILING 71,111,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .0%
184,148 *,e Credo Technology Group Holding Ltd 3,191,285
202,660 Kulicke & Soffa Industries, Inc 10,355,926
147,637 * Lattice Semiconductor Corp 11,189,408
133,830 * MACOM Technology Solutions Holdings, Inc 8,969,287
278,650 * MaxLinear, Inc 11,480,380
432,930 * Photronics, Inc 7,844,692
215,090 * Rambus, Inc 8,704,692
273,310 * Semtech Corp 9,027,429
351,540 * SMART Global Holdings, Inc 6,042,973
293,120 * Veeco Instruments, Inc 5,821,363
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 82,627,435
SOFTWARE & SERVICES - 7 .2%
247,440 A10 Networks, Inc 3,830,371
228,380 * ACI Worldwide, Inc 6,378,653
214,990 * Alkami Technology, Inc 3,519,386
787,260 * AvidXchange Holdings, Inc 8,754,331
426,955 * Box, Inc 13,658,291
206,850 * Brightcove, Inc 1,311,429
296,060 Clear Secure, Inc 9,293,323
112,140 * Commvault Systems, Inc 6,978,472
514,850 * Conduent, Inc 2,455,835
124,840 * Domo, Inc 1,936,268
321,870 * EngageSmart, Inc 6,340,839

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
93,420 * ExlService Holdings, Inc $ 15,937,452
324,150 * Flywire Corp 8,742,326
411,020 * Grid Dynamics Holdings, Inc 5,145,970
91,520 * International Money Express Inc 2,082,995
172,550 * Model N, Inc 6,843,333
436,214 * Olo, Inc 3,498,436
143,090 * Pagerduty, Inc 4,262,651
631,710 * Payoneer Global, Inc 3,764,992
120,880 * Perficient, Inc 8,962,043
158,085 Progress Software Corp 8,384,828
43,050 * Qualys, Inc 4,966,248
51,054 * Rapid7, Inc 2,035,523
697,650 * Repay Holdings Corp 6,795,111
159,770 * Sprout Social, Inc 10,220,487
39,000 * SPS Commerce, Inc 5,307,120
958,340 * StoneCo Ltd 10,695,075
700,200 * Sumo Logic, Inc 8,283,366
324,589 * Tenable Holdings, Inc 13,058,216
756,670 * Zeta Global Holdings Corp 6,870,564
TOTAL SOFTWARE & SERVICES 200,313,934
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .9%
170,550 Belden CDT, Inc 13,829,899
120,960 * Coherent Corp 5,249,664
996,070 * CommScope Holding Co, Inc 8,366,988
619,810 * Extreme Networks, Inc 11,175,174
94,870 * Fabrinet 12,490,584
249,560 * Knowles Corp 4,799,039
47,273 * OSI Systems, Inc 4,477,226
235,616 * Ribbon Communications, Inc 827,012
360,901 * Sanmina Corp 21,989,698
52,392 * Scansource, Inc 1,725,269
152,270 * Super Micro Computer, Inc 11,013,689
491,720 Vishay Intertechnology, Inc 11,255,471
43,409 * Vishay Precision Group, Inc 1,874,401
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 109,074,114
TELECOMMUNICATION SERVICES - 0 .9%
137,990 * Bandwidth Inc 3,433,191
267,120 * EchoStar Corp (Class A) 4,997,815
2,542,820 *,e Globalstar, Inc 3,585,376
334,990 * Gogo, Inc 5,617,782
11,647 * Iridium Communications, Inc 696,957
518,330 * Radius Global Infrastructure, Inc 6,981,905
TOTAL TELECOMMUNICATION SERVICES 25,313,026
TRANSPORTATION - 2 .1%
132,372 ArcBest Corp 11,046,443
105,196 Forward Air Corp 11,345,389
159,839 * Hub Group, Inc (Class A) 13,629,472
749,790 e Safe Bulkers, Inc 2,466,809
52,130 * Saia, Inc 14,220,021
297,782 Spirit Airlines, Inc 5,907,995
TOTAL TRANSPORTATION 58,616,129
UTILITIES - 2 .8%
233,800 Avista Corp 9,328,620
171,498 Black Hills Corp 12,413,025
261,759 e Brookfield Infrastructure Corp 11,574,983
267,630 Clearway Energy, Inc (Class C) 9,043,218
155,020 Northwest Natural Holding Co 7,772,703

Portfolio of investments
(unaudited)
Quant Small-Cap Equity Fund January 31, 2023

concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
46,730 NorthWestern Corp $ 2,654,264
151,630 Otter Tail Corp 9,727,064
242,991 e Portland General Electric Co 11,561,512
66,970 Unitil Corp 3,493,825
TOTAL UTILITIES 77,569,214
TOTAL COMMON STOCKS 2,748,812,405
(Cost $2,372,226,550)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.8%
REPURCHASE AGREEMENT - 0 .7%
$ 19,745,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 19,745,000
TOTAL REPURCHASE AGREEMENT 19,745,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .1%
29,934,238 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 29,934,238
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 29,934,238
TOTAL SHORT-TERM INVESTMENTS 49,679,238
(Cost $49,679,238)
TOTAL INVESTMENTS - 101.1% 2,798,491,643
(Cost $2,421,905,788)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (29,329,755)
NET ASSETS - 100.0% $ 2,769,161,888
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,530,562.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $19,745,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 5/31/25, valued at $20,139,918.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 140 03/17/23  $ 12,769,055 $ 13,575,800 $ 806,745

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1 .0%
88,449 * Goodyear Tire & Rubber Co $ 995,051
71,665 * Stoneridge, Inc 1,767,259
48,729 Thor Industries, Inc 4,645,336
26,620 * Visteon Corp 4,161,771
TOTAL AUTOMOBILES & COMPONENTS 11,569,417
BANKS - 7 .2%
46,972 * Axos Financial, Inc 2,260,293
70,288 Bank of NT Butterfield & Son Ltd 2,246,404
44,300 Bank OZK 2,023,181
75,832 Berkshire Hills Bancorp, Inc 2,354,584
108,846 Cadence BanCorp 2,784,281
162,988 Capitol Federal Financial 1,364,210
76,520 Cathay General Bancorp 3,363,819
84,634 Central Pacific Financial Corp 1,912,728
104,117 Columbia Banking System, Inc 3,218,256
53,212 Community Bank System, Inc 3,070,865
53,495 ConnectOne Bancorp, Inc 1,271,576
29,154 Eagle Bancorp, Inc 1,384,523
29,197 Enterprise Financial Services Corp 1,556,784
81,762 Essent Group Ltd 3,599,981
142,858 First Bancorp 1,921,440
97,825 First Financial Bankshares, Inc 3,484,527
122,808 First Hawaiian, Inc 3,369,852
101,944 First Interstate Bancsystem, Inc 3,657,751
49,254 Glacier Bancorp, Inc 2,245,490
48,830 Hancock Whitney Corp 2,513,768
16,307 HomeStreet, Inc 449,584
47,820 International Bancshares Corp 2,241,323
86,856 National Bank Holdings Corp 3,667,929
33,812 NBT Bancorp, Inc 1,329,150
70,752 * NMI Holdings, Inc 1,643,569
102,824 OFG Bancorp 2,910,947
199,485 Old National Bancorp 3,490,988
52,254 Prosperity Bancshares, Inc 3,963,988
77,306 Renasant Corp 2,750,547
19,494 Signature Bank 2,513,751
32,658 South State Corp 2,599,577
52,752 Washington Federal, Inc 1,870,586
33,960 Westamerica Bancorporation 1,886,818
TOTAL BANKS 80,923,070
CAPITAL GOODS - 15 .6%
12,554 Advanced Drainage Systems, Inc 1,265,945
64,356 Aecom Technology Corp 5,616,348
24,147 * Aerojet Rocketdyne Holdings, Inc 1,350,300
90,826 Allison Transmission Holdings, Inc 4,094,436
200,816 * API Group Corp 4,466,148
37,472 Applied Industrial Technologies, Inc 5,366,365
71,358 * Atkore International Group, Inc 9,294,379
25,701 AZZ, Inc 1,091,778
61,975 Boise Cascade Co 4,646,266
115,615 * Builders FirstSource, Inc 9,214,515
8,844 Carlisle Cos, Inc 2,218,606
215,839 *,e ChargePoint Holdings, Inc 2,620,285
32,957 Comfort Systems USA, Inc 3,989,115
64,328 Donaldson Co, Inc 4,010,851
31,872 * Dycom Industries, Inc 3,039,633
37,519 EMCOR Group, Inc 5,562,192

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
116,216 Enerpac Tool Group Corp $ 3,084,373
14,913 EnPro Industries, Inc 1,805,517
56,634 Esab Corp 3,274,012
61,913 Federal Signal Corp 3,296,867
78,354 Fortune Brands Home & Security, Inc 5,054,617
37,983 * Gibraltar Industries, Inc 2,034,749
102,501 Howmet Aerospace, Inc 4,170,766
62,393 ITT, Inc 5,714,575
171,597 * Janus International Group, Inc 1,887,567
94,593 * Kratos Defense & Security Solutions, Inc 1,083,090
7,472 Lincoln Electric Holdings, Inc 1,246,853
244,733 * MRC Global, Inc 3,328,369
34,362 Mueller Industries, Inc 2,252,429
17,889 Nordson Corp 4,352,394
219,457 * NOW, Inc 3,081,176
139,987 nVent Electric plc 5,564,483
99,302 Pentair plc 5,499,345
12,007 Quanta Services, Inc 1,827,345
100,745 Shyft Group, Inc 3,353,801
5,541 Snap-On, Inc 1,378,213
35,804 * SPX Technologies, Inc 2,685,658
128,710 * Sunrun, Inc 3,382,499
103,292 Textron, Inc 7,524,822
54,558 * Titan Machinery, Inc 2,397,278
53,873 * Trex Co, Inc 2,840,185
172,692 * Triumph Group, Inc 1,966,962
88,030 UFP Industries, Inc 8,235,206
141,433 * Univar Solutions Inc 4,876,610
39,635 * Vectrus, Inc 1,750,282
21,327 Veritiv Corp 2,666,728
143,785 Wabash National Corp 3,703,902
12,628 * WESCO International, Inc 1,881,698
TOTAL CAPITAL GOODS 175,049,533
COMMERCIAL & PROFESSIONAL SERVICES - 2 .7%
66,346 Booz Allen Hamilton Holding Co 6,278,985
36,301 Brink's Co 2,381,346
91,033 * First Advantage Corp 1,263,538
35,305 Insperity, Inc 3,902,968
48,030 KBR, Inc 2,460,577
76,108 Kforce, Inc 4,271,942
26,426 Manpower, Inc 2,303,290
32,885 Tetra Tech, Inc 5,114,275
39,807 * TriNet Group, Inc 3,003,438
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 30,980,359
CONSUMER DURABLES & APPAREL - 2 .3%
11,108 * Cavco Industries, Inc 2,955,839
73,924 * G-III Apparel Group Ltd 1,250,794
60,246 * Skyline Champion Corp 3,551,502
81,833 Smith & Wesson Brands, Inc 906,710
91,230 Steven Madden Ltd 3,270,595
82,629 Tapestry, Inc 3,765,404
24,548 * TopBuild Corp 4,911,073
246,216 * Under Armour, Inc (Class A) 3,050,616
177,658 * Under Armour, Inc (Class C) 1,936,472
TOTAL CONSUMER DURABLES & APPAREL 25,599,005
CONSUMER SERVICES - 4 .0%
148,697 ADT, Inc 1,307,047
134,556 ARAMARK Holdings Corp 5,991,779

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
75,759 Boyd Gaming Corp $ 4,720,543
62,613 * Chegg, Inc 1,299,846
221,868 * Denny's Corp 2,666,853
33,113 * Duolingo, Inc 3,161,960
180,228 * Everi Holdings, Inc 3,130,560
100,597 H&R Block, Inc 3,921,271
79,339 * Hilton Grand Vacations, Inc 3,757,495
152,087 International Game Technology plc 4,022,701
43,663 Red Rock Resorts, Inc 1,965,272
43,448 Texas Roadhouse, Inc (Class A) 4,363,483
11,268 Vail Resorts, Inc 2,956,047
59,598 Wendy's 1,329,036
TOTAL CONSUMER SERVICES 44,593,893
DIVERSIFIED FINANCIALS - 5 .5%
13,982 Affiliated Managers Group, Inc 2,415,251
76,354 A-Mark Precious Metals, Inc 2,939,629
135,424 Brightsphere Investment Group, Inc 3,175,693
128,388 * Cannae Holdings, Inc 3,137,803
133,584 Carlyle Group, Inc 4,805,017
53,108 CBOE Global Markets, Inc 6,525,911
25,928 Cohen & Steers, Inc 1,904,930
18,851 Evercore Inc 2,447,048
13,266 Factset Research Systems, Inc 5,610,722
12,296 Houlihan Lokey, Inc 1,218,165
17,500 e iShares Russell 2000 Index Fund 3,350,900
223,870 * LendingClub Corp 2,169,300
23,424 LPL Financial Holdings, Inc 5,554,299
15,411 MarketAxess Holdings, Inc 5,607,292
545,836 * SoFi Technologies, Inc 3,782,643
41,134 StepStone Group, Inc 1,200,701
16,000 e Vanguard Small-Cap ETF 3,234,880
142,702 Virtu Financial, Inc 2,755,576
TOTAL DIVERSIFIED FINANCIALS 61,835,760
ENERGY - 5 .3%
226,017 * Alto Ingredients, Inc 766,198
148,188 APA Corp 6,569,174
15,266 Chesapeake Energy Corp 1,323,867
64,328 Comstock Resources Inc 781,585
54,148 CVR Energy, Inc 1,797,714
85,728 Delek US Holdings, Inc 2,294,081
31,985 * Denbury, Inc 2,775,658
21,674 Devon Energy Corp 1,370,664
91,735 * Diamond Offshore Drilling, Inc 1,051,283
98,449 * Kosmos Energy Ltd 778,732
220,138 Liberty Oilfield Services, Inc 3,484,785
19,321 * Nabors Industries Ltd 3,430,250
391,957 * NexTier Oilfield Solutions, Inc 3,692,235
160,703 * Par Pacific Holdings, Inc 4,295,591
96,366 Patterson-UTI Energy, Inc 1,618,949
190,129 PBF Energy, Inc 7,983,517
105,226 Range Resources Corp 2,632,755
76,788 Sitio Royalties Corp 2,040,257
43,762 SM Energy Co 1,438,457
269,243 * Southwestern Energy Co 1,486,221
67,587 * Talos Energy, Inc 1,338,898
82,628 * Weatherford International Ltd 4,699,881
53,778 World Fuel Services Corp 1,521,917
TOTAL ENERGY 59,172,669

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING - 1 .6%
59,705 Albertsons Cos, Inc $ 1,265,746
75,598 * Chefs' Warehouse Holdings, Inc 2,890,112
84,136 * Performance Food Group Co 5,159,219
81,157 * United Natural Foods, Inc 3,377,754
134,381 * US Foods Holding Corp 5,123,948
TOTAL FOOD & STAPLES RETAILING 17,816,779
FOOD, BEVERAGE & TOBACCO - 1 .5%
150,089 * Hostess Brands, Inc 3,471,559
68,698 Lamb Weston Holdings, Inc 6,862,243
63,664 * Pilgrim's Pride Corp 1,545,762
221,545 Primo Water Corp 3,467,179
147,909 Vector Group Ltd 1,915,421
TOTAL FOOD, BEVERAGE & TOBACCO 17,262,164
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
194,515 * Allscripts Healthcare Solutions, Inc 3,483,764
48,616 * Axonics Modulation Technologies, Inc 2,985,022
72,291 * Cardiovascular Systems, Inc 1,007,737
137,519 * Cross Country Healthcare, Inc 3,816,152
24,856 * DaVita, Inc 2,047,886
44,992 * Enovis Corp 2,832,246
132,800 * Evolent Health, Inc 4,278,816
312,124 * Hims & Hers Health, Inc 2,584,387
38,925 * Integra LifeSciences Holdings Corp 2,230,402
53,225 * Lantheus Holdings, Inc 3,060,438
57,006 * Merit Medical Systems, Inc 4,067,378
126,874 * Option Care Health, Inc 3,662,852
29,040 * Outset Medical, Inc 816,605
112,443 Patterson Cos, Inc 3,394,654
102,187 * Phreesia, Inc 3,830,991
60,247 Premier, Inc 2,009,840
76,983 * Progyny, Inc 2,647,445
16,640 * Shockwave Medical Inc 3,127,155
141,845 * Signify Health, Inc 4,036,909
47,734 * Silk Road Medical Inc 2,594,820
35,225 * Surgery Partners, Inc 1,169,470
32,885 * Tandem Diabetes Care, Inc 1,339,735
TOTAL HEALTH CARE EQUIPMENT & SERVICES 61,024,704
HOUSEHOLD & PERSONAL PRODUCTS - 1 .1%
124,585 * BellRing Brands, Inc 3,533,230
108,596 * elf Beauty, Inc 6,249,700
24,077 Medifast, Inc 2,683,382
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 12,466,312
INSURANCE - 2 .8%
34,771 American Financial Group, Inc 4,957,997
64,967 Axis Capital Holdings Ltd 4,064,985
103,733 Brown & Brown, Inc 6,074,605
103,069 Conseco, Inc 2,655,057
132,222 Lincoln National Corp 4,684,625
163,387 Old Republic International Corp 4,311,783
32,588 W.R. Berkley Corp 2,285,722
1,686 White Mountains Insurance Group Ltd 2,576,141
TOTAL INSURANCE 31,610,915
MATERIALS - 6 .8%
45,402 Chemours Co 1,652,179
711,423 * Coeur Mining, Inc 2,767,435
30,613 Compass Minerals International, Inc 1,428,403

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
253,767 * Constellium SE $ 3,687,234
28,980 Eagle Materials, Inc 4,233,398
194,316 Element Solutions, Inc 3,979,592
51,782 Graphic Packaging Holding Co 1,247,428
41,997 * Ingevity Corp 3,462,233
11,806 Innospec, Inc 1,334,314
185,366 * LSB Industries, Inc 2,356,002
48,881 Minerals Technologies, Inc 3,394,785
102,364 * MP Materials Corp 3,327,854
178,372 * Novagold Resources Inc 1,125,527
34,567 Reliance Steel & Aluminum Co 7,862,264
28,395 Royal Gold, Inc 3,607,017
93,806 Sealed Air Corp 5,136,817
75,911 Silgan Holdings, Inc 4,090,844
36,625 Sonoco Products Co 2,238,154
213,108 SSR Mining, Inc 3,610,049
39,998 Steel Dynamics, Inc 4,825,359
90,009 * Summit Materials, Inc 2,957,696
26,351 Sylvamo Corp 1,252,463
136,278 Valvoline, Inc 4,995,951
25,878 Worthington Industries, Inc 1,471,682
TOTAL MATERIALS 76,044,680
MEDIA & ENTERTAINMENT - 1 .7%
798,145 * Clear Channel 1,524,457
84,429 * Eventbrite Inc 750,574
71,726 * Liberty Media Group (Class C) 5,078,201
107,946 * Lions Gate Entertainment Corp (Class A) 860,330
19,811 Madison Square Garden Co 3,602,432
119,223 * Magnite, Inc 1,440,214
98,284 Sinclair Broadcast Group, Inc (Class A) 2,027,599
110,610 TEGNA, Inc 2,204,457
41,144 * Yelp, Inc 1,296,447
TOTAL MEDIA & ENTERTAINMENT 18,784,711
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .5%
119,050 * Alkermes plc 3,409,592
32,776 * AnaptysBio, Inc 815,795
160,615 * Aurinia Pharmaceuticals, Inc 1,453,566
56,332 *,e Bioxcel Therapeutics Inc 1,606,589
133,989 * Chinook Therapeutics, Inc 3,385,902
212,335 * Codexis, Inc 1,305,860
135,649 * Cytek Biosciences, Inc 1,634,571
28,272 * Day One Biopharmaceuticals, Inc 615,481
143,636 * Deciphera Pharmaceuticals, Inc 2,443,248
113,041 * Evolus, Inc 1,174,496
89,995 * Exact Sciences Corp 6,076,462
144,965 * FibroGen, Inc 3,421,174
77,762 * Halozyme Therapeutics, Inc 4,025,739
112,263 * Innoviva, Inc 1,420,127
139,039 * Insmed, Inc 2,993,510
62,226 * Intellia Therapeutics, Inc 2,640,871
130,833 * Intercept Pharmaceuticals, Inc 2,389,011
235,869 * Ironwood Pharmaceuticals, Inc 2,717,211
329,273 * Karyopharm Therapeutics, Inc 1,086,601
109,571 * Kezar Life Sciences, Inc 785,624
88,920 * Kura Oncology, Inc 1,228,874
10,887 * Ligand Pharmaceuticals, Inc (Class B) 758,824
40,165 * Morphic Holding, Inc 1,314,601
57,582 Perrigo Co plc 2,154,718
40,478 Phibro Animal Health Corp 623,361

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
27,965 * Prestige Consumer Healthcare, Inc. $ 1,838,978
121,307 * QIAGEN NV 5,944,043
56,988 * Rocket Pharmaceuticals, Inc 1,238,349
464,982 * Sangamo Therapeutics Inc 1,622,787
36,171 * Sarepta Therapeutics, Inc 4,520,290
87,986 * Supernus Pharmaceuticals, Inc 3,608,306
58,474 * Syneos Health, Inc 2,100,386
48,794 * Veracyte, Inc 1,226,193
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,581,140
REAL ESTATE - 7 .9%
144,947 Acadia Realty Trust 2,251,027
93,002 Alexander & Baldwin, Inc 1,861,900
85,650 American Assets Trust, Inc 2,437,599
98,219 Apartment Income REIT Corp 3,757,859
119,845 Brandywine Realty Trust 786,183
130,598 Brixmor Property Group, Inc 3,072,971
38,251 Camden Property Trust 4,712,906
27,436 CubeSmart 1,256,294
87,941 Douglas Elliman, Inc 409,805
81,365 EPR Properties 3,456,385
78,256 Equity Lifestyle Properties, Inc 5,617,216
160,730 Essential Properties Realty Trust, Inc 4,095,400
49,300 e eXp World Holdings Inc 768,587
64,529 First Industrial Realty Trust, Inc 3,442,622
68,087 Gaming and Leisure Properties, Inc 3,646,740
91,449 Host Hotels and Resorts, Inc 1,723,814
43,343 Life Storage, Inc 4,682,778
34,129 Marcus & Millichap, Inc 1,236,835
76,394 National Retail Properties, Inc 3,617,256
62,934 NexPoint Residential Trust, Inc 3,178,167
167,738 Outfront Media, Inc 3,337,986
393,522 Paramount Group, Inc 2,538,217
111,471 Physicians Realty Trust 1,767,930
186,337 Piedmont Office Realty Trust, Inc 1,975,172
69,826 Regency Centers Corp 4,652,506
68,298 Retail Opportunities Investment Corp 1,081,157
171,119 RLJ Lodging Trust 2,150,966
15,143 RMR Group, Inc 469,736
35,497 Ryman Hospitality Properties 3,297,316
318,261 Service Properties Trust 2,835,706
105,023 Spirit Realty Capital, Inc 4,608,409
32,956 VICI Properties, Inc 1,126,436
66,965 Whitestone REIT 697,106
67,126 * Zillow Group, Inc (Class A) 2,883,733
TOTAL REAL ESTATE 89,434,720
RETAILING - 2 .0%
34,203 * Autonation, Inc 4,334,204
334,167 * CarParts.com, Inc 2,279,019
411,901 * Chico's FAS, Inc 2,170,718
187,100 Designer Brands, Inc 1,929,001
4,020 * Five Below, Inc 792,463
13,774 * Genesco, Inc 665,147
22,928 Kohl's Corp 742,179
10,908 Murphy USA, Inc 2,967,303
74,414 * ODP Corp 3,839,762
201,688 * Sally Beauty Holdings, Inc 3,142,299
TOTAL RETAILING 22,862,095

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .0%
115,969 * Allegro MicroSystems, Inc $ 4,426,537
34,231 * Ambarella, Inc 3,075,313
76,313 Amkor Technology, Inc 2,232,918
11,916 * Enphase Energy, Inc 2,637,964
47,992 * Formfactor, Inc 1,350,495
37,732 * Impinj, Inc 4,896,859
95,760 * Lattice Semiconductor Corp 7,257,650
190,907 * Photronics, Inc 3,459,235
60,449 * Semtech Corp 1,996,630
61,017 * Ultra Clean Holdings 2,053,222
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 33,386,823
SOFTWARE & SERVICES - 8 .8%
57,626 * Alteryx, Inc 3,197,667
60,607 Amdocs Ltd 5,571,602
338,458 * AvidXchange Holdings, Inc 3,763,653
38,213 * Bill.Com Holdings, Inc 4,418,187
64,685 * Black Knight, Inc 3,919,264
19,384 Concentrix Corp 2,748,845
67,719 * Domo, Inc 1,050,322
93,397 * Dropbox, Inc 2,169,612
59,692 * Elastic NV 3,512,277
34,521 EVERTEC, Inc 1,275,206
9,927 * ExlService Holdings, Inc 1,693,546
127,967 * Flywire Corp 3,451,270
148,899 Gen Digital, Inc 3,426,166
79,849 Genpact Ltd 3,775,261
4,018 * Globant S.A. 651,639
205,134 * Grid Dynamics Holdings, Inc 2,568,278
19,348 Jack Henry & Associates, Inc 3,484,381
144,201 * Kyndryl Holdings, Inc 1,930,851
37,518 * Manhattan Associates, Inc 4,890,847
158,935 * Nutanix, Inc 4,429,518
134,102 * Paya Holdings, Inc 1,303,471
24,537 * Paylocity Holding Corp 5,110,812
42,804 * RingCentral, Inc 1,670,640
132,372 * SentinelOne, Inc 1,997,493
42,134 * SPS Commerce, Inc 5,733,595
332,948 * StoneCo Ltd 3,715,700
39,220 * SVMK, Inc 302,386
99,631 * Teradata Corp 3,475,129
154,258 * Toast, Inc 3,441,496
111,450 * Varonis Systems, Inc 2,879,868
163,430 Western Union Co 2,315,803
378,132 * Zeta Global Holdings Corp 3,433,439
189,237 * Zuora Inc 1,498,757
TOTAL SOFTWARE & SERVICES 98,806,981
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .0%
168,105 * Arlo Technologies, Inc 630,394
80,243 Avnet, Inc 3,681,549
43,742 Belden CDT, Inc 3,547,039
28,630 * Calix, Inc 1,507,083
77,151 * Extreme Networks, Inc 1,391,033
31,016 * Fabrinet 4,083,567
180,996 * Harmonic, Inc 2,383,717
81,673 Jabil Inc 6,421,948
73,220 National Instruments Corp 3,953,880
29,050 * Sanmina Corp 1,770,016

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
54,864 * Super Micro Computer, Inc $ 3,968,313
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 33,338,539
TELECOMMUNICATION SERVICES - 0 .3%
979,087 * Globalstar, Inc 1,380,513
127,367 * Liberty Latin America Ltd (Class C) 1,254,565
102,417 * Radius Global Infrastructure, Inc 1,379,557
TOTAL TELECOMMUNICATION SERVICES 4,014,635
TRANSPORTATION - 2 .5%
25,248 * Alaska Air Group, Inc 1,296,232
44,867 * Copa Holdings S.A. (Class A) 4,131,354
28,053 Forward Air Corp 3,025,516
84,839 * GXO Logistics, Inc 4,439,625
42,364 * Hub Group, Inc (Class A) 3,612,378
136,544 * RXO, Inc 2,501,486
36,302 Ryder System, Inc 3,427,272
115,195 Schneider National, Inc 3,052,668
73,469 * XPO Logistics, Inc 2,928,474
TOTAL TRANSPORTATION 28,415,005
UTILITIES - 1 .2%
56,799 Clearway Energy, Inc (Class A) 1,820,408
15,981 Essential Utilities Inc 746,792
11,562 MGE Energy, Inc 845,298
48,913 Northwest Natural Holding Co 2,452,498
63,247 OGE Energy Corp 2,486,872
229,566 Vistra Energy Corp 5,293,792
TOTAL UTILITIES 13,645,660
TOTAL COMMON STOCKS 1,122,219,569
(Cost $919,731,660)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 0 .2%
$ 1,950,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 1,950,000
TOTAL REPURCHASE AGREEMENT 1,950,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .1%
12,386,351 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 12,386,351
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 12,386,351
TOTAL SHORT-TERM INVESTMENTS 14,336,351
(Cost $14,336,351)
TOTAL INVESTMENTS - 101.0% 1,136,555,920
(Cost $934,068,011)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (11,405,975)
NET ASSETS - 100.0% $ 1,125,149,945
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

Portfolio of investments
(unaudited)
Quant Small/Mid-Cap Equity Fund January 31, 2023

concluded
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,277,011.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $1,950,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $1,989,050.

Social Choice Equity Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .9%
199,551 * American Axle & Manufacturing Holdings, Inc $ 1,770,017
110,497 * Aptiv plc 12,496,106
12,746 BorgWarner, Inc 602,631
236,846 *,e Canoo, Inc 284,215
271,404 * Rivian Automotive, Inc 5,265,238
564,260 * Tesla, Inc 97,741,117
255,661 *,e Workhorse Group, Inc 565,011
TOTAL AUTOMOBILES & COMPONENTS 118,724,335
BANKS - 3 .1%
1,694 Ameris Bancorp 79,889
47,422 Bank OZK 2,165,763
3,518 Banner Corp 228,072
47,884 Berkshire Hills Bancorp, Inc 1,486,798
6,267 Brookline Bancorp, Inc 81,972
1,259 Cadence BanCorp 32,205
3,985 Camden National Corp 168,287
830,296 Citigroup, Inc 43,358,057
471,252 Citizens Financial Group, Inc 20,414,637
440 Columbia Banking System, Inc 13,600
108,335 Comerica, Inc 7,942,039
388 Commerce Bancshares, Inc 25,825
1,572 Community Trust Bancorp, Inc 67,722
46,110 * Customers Bancorp, Inc 1,400,361
6,874 Federal Agricultural Mortgage Corp (FAMC) 914,036
10,587 First Busey Corp 252,712
44,108 First Republic Bank 6,213,935
1,130 FNB Corp 16,125
540 Glacier Bancorp, Inc 24,619
1,279 Hancock Whitney Corp 65,843
3,902 Heritage Financial Corp 111,324
19,184 HomeStreet, Inc 528,903
285,811 Huntington Bancshares, Inc 4,335,753
218,676 Keycorp 4,196,392
24,031 Live Oak Bancshares, Inc 822,581
15,374 * Mr Cooper Group, Inc 707,050
26,162 National Bank Holdings Corp 1,104,821
310 NBT Bancorp, Inc 12,186
7,838 Old National Bancorp 137,165
53,702 Pinnacle Financial Partners, Inc 4,227,958
232,447 PNC Financial Services Group, Inc 38,453,707
682,855 Regions Financial Corp 16,074,407
19,485 * SVB Financial Group 5,893,043
1,879 * Texas Capital Bancshares, Inc 124,145
10,055 TFS Financial Corp 143,284
17,614 * The Bancorp, Inc 597,643
3,796 Trico Bancshares 191,888
513,618 Truist Financial Corp 25,367,593
350 Trustmark Corp 10,192
2,167 UMB Financial Corp 195,442
650 Umpqua Holdings Corp 11,830
17,523 Univest Financial Corp 475,749
1,553 Westamerica Bancorporation 86,285
230 Wintrust Financial Corp 21,038
55,123 Zions Bancorporation 2,930,339
TOTAL BANKS 191,713,215
CAPITAL GOODS - 6 .3%
242,031 3M Co 27,852,927

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
954 Acuity Brands, Inc $ 179,848
85,519 * Axon Enterprise, Inc 16,713,833
419 * Beacon Roofing Supply, Inc 23,833
59,987 *,e Blink Charging Co 816,423
5,486 * Bloom Energy Corp 136,766
244,666 Carrier Global Corp 11,139,643
197,705 Caterpillar, Inc 49,878,994
35,835 Cummins, Inc 8,942,266
64,215 Curtiss-Wright Corp 10,646,847
106,698 Deere & Co 45,116,182
180,177 Eaton Corp 29,226,511
1,365 EMCOR Group, Inc 202,361
48,540 Emerson Electric Co 4,379,279
119,034 Fastenal Co 6,017,169
99,730 Fortive Corp 6,784,632
300 GATX Corp 34,335
95,088 * Generac Holdings, Inc 11,467,613
245 Granite Construction, Inc 10,432
102,967 * Great Lakes Dredge & Dock Corp 708,413
143,741 Hexcel Corp 10,145,240
1,801 IDEX Corp 431,664
175,404 Illinois Tool Works, Inc 41,402,360
317,614 Johnson Controls International plc 22,096,406
207,920 * Kratos Defense & Security Solutions, Inc 2,380,684
12,916 Luxfer Holdings plc 213,760
36,235 * Manitowoc Co, Inc 496,419
171,085 Masco Corp 9,101,722
82,496 * Mercury Systems, Inc 4,123,563
7,159 Moog, Inc (Class A) 682,396
3,829 * MYR Group, Inc 379,301
6,412 Owens Corning, Inc 619,720
59,731 PACCAR, Inc 6,529,196
44,082 * Proto Labs, Inc 1,348,909
37,955 Rockwell Automation, Inc 10,704,449
3,916 Rush Enterprises, Inc (Class A) 210,720
9,292 Snap-On, Inc 2,311,199
69,059 Trane Technologies plc 12,369,848
109,782 * Triumph Group, Inc 1,250,417
30,230 * United Rentals, Inc 13,329,919
20,461 * Vectrus, Inc 903,558
13,236 W.W. Grainger, Inc 7,802,357
1,174 Wabash National Corp 30,242
36,655 Woodward Inc 3,748,340
36,530 Xylem, Inc 3,799,485
TOTAL CAPITAL GOODS 386,690,181
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
540 ABM Industries, Inc 25,331
9,872 ACCO Brands Corp 62,687
970 * ASGN Inc 88,222
531,109 * Copart, Inc 35,377,171
4,282 Heidrick & Struggles International, Inc 131,714
188 Herman Miller, Inc 4,489
143,033 * KAR Auction Services, Inc 2,082,561
39,570 Kelly Services, Inc (Class A) 716,217
52,605 Robert Half International, Inc 4,416,716
1,210 Steelcase, Inc (Class A) 9,438
120,100 TransUnion 8,617,175
2,825 * TriNet Group, Inc 213,146
14,026 Verisk Analytics, Inc 2,549,787

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
145,676 Waste Management, Inc $ 22,540,447
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 76,835,101
CONSUMER DURABLES & APPAREL - 1 .4%
127,412 * Allbirds, Inc 350,383
396 Columbia Sportswear Co 37,976
48,547 DR Horton, Inc 4,791,103
41,286 Ethan Allen Interiors, Inc 1,186,560
56,305 * GoPro, Inc 346,276
9,306 * Green Brick Partners, Inc 290,347
258 Hasbro, Inc 15,266
23,776 *,e iRobot Corp 1,069,920
61,025 * Latham Group, Inc 268,510
20,310 * Lovesac Co 522,779
27,336 * Lululemon Athletica, Inc 8,388,872
5,483 Newell Brands Inc 87,509
419,632 Nike, Inc (Class B) 53,431,743
1,560 * NVR, Inc 8,221,200
1,614 PVH Corp 145,099
136,133 * Sonos, Inc 2,510,292
55,879 *,e Traeger, Inc 202,841
87,275 * Tupperware Brands Corp 386,628
57,495 VF Corp 1,778,895
TOTAL CONSUMER DURABLES & APPAREL 84,032,199
CONSUMER SERVICES - 2 .4%
19,997 ADT, Inc 175,774
18,513 * Booking Holdings, Inc 45,062,493
33,683 * Bright Horizons Family Solutions 2,586,181
27,978 Carriage Services, Inc 907,047
79,641 * Dave & Buster's Entertainment, Inc 3,452,437
61,241 *,e F45 Training Holdings, Inc 189,847
252,387 Hilton Worldwide Holdings, Inc 36,618,830
28,107 * Planet Fitness, Inc 2,379,258
3,259 * Shake Shack, Inc 185,372
73,527 * Six Flags Entertainment Corp 1,974,200
444,253 Starbucks Corp 48,485,772
19,207 Vail Resorts, Inc 5,038,764
74,915 Wendy's 1,670,604
94,636 *,e WW International Inc 470,341
TOTAL CONSUMER SERVICES 149,196,920
DIVERSIFIED FINANCIALS - 7 .7%
178,603 Ally Financial, Inc 5,802,811
266,714 American Express Co 46,656,280
60,154 Ameriprise Financial, Inc 21,061,118
502,214 Bank of New York Mellon Corp 25,396,962
61,390 BlackRock, Inc 46,607,902
570,772 Charles Schwab Corp 44,189,168
280 Cohen & Steers, Inc 20,572
301,117 Discover Financial Services 35,149,387
8,872 Factset Research Systems, Inc 3,752,324
129,940 Goldman Sachs Group, Inc 47,533,351
9,333 * Green Dot Corp 168,741
335,651 Intercontinental Exchange Group, Inc 36,099,265
78,034 Moody's Corp 25,185,474
494,364 Morgan Stanley 48,116,448
68,637 Nasdaq Inc 4,131,261
101,805 Northern Trust Corp 9,872,031
200,000 Nuveen ESG Large-Cap ETF 6,830,600
5,668 * PRA Group, Inc 228,080

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
2,432 * PROG Holdings, Inc $ 54,209
7,993 Raymond James Financial, Inc 901,371
130,058 S&P Global, Inc 48,763,947
123,600 State Street Corp 11,288,388
65,344 T Rowe Price Group, Inc 7,610,616
25,591 Voya Financial, Inc 1,785,484
TOTAL DIVERSIFIED FINANCIALS 477,205,790
ENERGY - 5 .1%
365,578 Antero Midstream Corp 3,984,800
135,197 APA Corp 5,993,283
255,419 Baker Hughes Co 8,106,999
2,812 ChampionX Corp 92,852
185,947 Cheniere Energy, Inc 28,410,842
139,693 Chevron Corp 24,309,376
417,216 ConocoPhillips 50,846,114
2,207 Delek US Holdings, Inc 59,059
148,599 Devon Energy Corp 9,397,401
26,828 * DMC Global, Inc 610,069
42,040 * Dril-Quip, Inc 1,291,048
181,585 EOG Resources, Inc 24,014,616
211,025 EQT Corp 6,894,187
96,629 Hess Corp 14,509,811
950,369 Kinder Morgan, Inc 17,391,753
681,982 * Kosmos Energy Ltd 5,394,478
91,865 Marathon Petroleum Corp 11,806,490
322,948 NOV, Inc 7,892,849
12,097 * Oceaneering International, Inc 258,271
19,522 ONEOK, Inc 1,336,867
18,932 Ovintiv, Inc 932,022
81,545 Pioneer Natural Resources Co 18,783,891
720,432 Schlumberger Ltd 41,050,215
744,346 * Southwestern Energy Co 4,108,790
201,345 Valero Energy Corp 28,194,340
TOTAL ENERGY 315,670,423
FOOD & STAPLES RETAILING - 0 .7%
191,931 * BJ's Wholesale Club Holdings, Inc 13,909,240
81,080 * Performance Food Group Co 4,971,826
37,095 Pricesmart, Inc 2,756,529
59,184 SpartanNash Co 1,874,949
176,649 * Sprouts Farmers Market, Inc 5,643,936
92,192 * United Natural Foods, Inc 3,837,031
249,841 * US Foods Holding Corp 9,526,437
TOTAL FOOD & STAPLES RETAILING 42,519,948
FOOD, BEVERAGE & TOBACCO - 3 .1%
70,442 Archer-Daniels-Midland Co 5,836,120
219,143 *,e Benson Hill, Inc 587,303
102,856 *,e Beyond Meat, Inc 1,689,924
48,343 Campbell Soup Co 2,510,452
1,039,714 Coca-Cola Co 63,755,262
13,309 * Darling International, Inc 882,254
35,374 Fresh Del Monte Produce, Inc 1,011,696
366,471 General Mills, Inc 28,716,668
3,800 * Hain Celestial Group, Inc 77,976
206,505 Hormel Foods Corp 9,356,742
130,364 Kellogg Co 8,940,363
70,056 McCormick & Co, Inc 5,262,607
365,021 PepsiCo, Inc 62,425,891
6,553 * TreeHouse Foods, Inc 317,362

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
16,269 * Vital Farms, Inc $ 286,009
TOTAL FOOD, BEVERAGE & TOBACCO 191,656,629
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
303,374 * 1Life Healthcare, Inc 4,850,950
109,587 * Accolade, Inc 1,278,880
61,738 * Allscripts Healthcare Solutions, Inc 1,105,728
59,123 * Angiodynamics, Inc 769,781
7,715 * AtriCure, Inc 333,905
33,642 * AxoGen, Inc 318,590
983 * Axonics Modulation Technologies, Inc 60,356
311,579 * Brookdale Senior Living, Inc 897,348
68,626 * Cardiovascular Systems, Inc 956,646
36,729 * Castle Biosciences, Inc 994,621
289,083 * Cerus Corp 907,721
129,766 Cigna Corp 41,092,999
19,097 * Computer Programs & Systems, Inc 561,070
54,734 * CryoLife, Inc 713,731
191,328 * Dexcom, Inc 20,489,316
370,002 * Edwards Lifesciences Corp 28,379,153
92,210 Elevance Health, Inc 46,104,078
82,111 * Enhabit, Inc 1,261,225
141,106 * Envista Holdings Corp 5,501,723
35,203 * Fulgent Genetics, Inc 1,189,157
11,862 * Globus Medical, Inc 895,581
105,672 HCA Healthcare, Inc 26,953,757
91,888 * Health Catalyst, Inc 1,277,243
17,140 * Henry Schein, Inc 1,476,611
16,238 * Heska Corp 1,452,327
92,217 * Hologic, Inc 7,503,697
49,662 * IDEXX Laboratories, Inc 23,862,591
38,318 * Inogen, Inc 893,959
37,957 Laboratory Corp of America Holdings 9,569,719
25,670 LeMaitre Vascular, Inc 1,211,111
7,921 * LivaNova plc 445,160
36,789 * Merit Medical Systems, Inc 2,624,895
26,355 * Nevro Corp 967,756
94,024 * NextGen Healthcare, Inc 1,788,337
73,995 * Omnicell, Inc 4,104,503
571,723 * Opko Health, Inc 737,523
106,594 * OraSure Technologies, Inc 594,795
54,888 * Orthofix Medical Inc 1,187,227
80,724 * Outset Medical, Inc 2,269,959
14,111 * Pennant Group, Inc 182,596
13,076 * Penumbra, Inc 3,274,361
1,887 Premier, Inc 62,950
57,537 * Pulmonx Corp 511,504
22,904 Quest Diagnostics, Inc 3,400,786
68,280 Resmed, Inc 15,593,104
17,549 * SI-BONE, Inc 298,859
20,651 * Staar Surgical Co 1,456,928
27,192 STERIS plc 5,615,420
34,844 * Teladoc, Inc 1,024,414
116,073 UnitedHealth Group, Inc 57,942,481
TOTAL HEALTH CARE EQUIPMENT & SERVICES 336,947,132
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
260,833 Colgate-Palmolive Co 19,439,883
54,856 Kimberly-Clark Corp 7,131,829
553,757 Procter & Gamble Co 78,843,922

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
108,859 *,e Veru, Inc $ 627,028
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 106,042,662
INSURANCE - 3 .1%
96,775 Allstate Corp 12,432,684
194,143 Chubb Ltd 44,165,591
825,080 * Genworth Financial, Inc (Class A) 4,554,441
245,899 Marsh & McLennan Cos, Inc 43,010,194
245,742 Progressive Corp 33,506,922
268,139 Prudential Financial, Inc 28,138,507
128,444 Travelers Cos, Inc 24,548,217
12,115 Willis Towers Watson plc 3,079,512
TOTAL INSURANCE 193,436,068
MATERIALS - 3 .1%
15,724 Amcor plc 189,631
10,332 Aptargroup, Inc 1,194,792
298,599 Ball Corp 17,390,406
78,491 * Century Aluminum Co 882,239
41,035 * Coeur Mining, Inc 159,626
1,709 Compass Minerals International, Inc 79,742
98,034 Dow, Inc 5,818,318
194,299 Ecolab, Inc 30,083,314
945 H.B. Fuller Co 65,299
58,009 International Flavors & Fragrances, Inc 6,523,692
36,220 Koppers Holdings, Inc 1,253,574
160,905 Linde plc 53,249,901
15,280 Martin Marietta Materials, Inc 5,495,299
268,049 Mosaic Co 13,279,147
417,007 Newmont Goldcorp Corp 22,072,181
159,805 Nucor Corp 27,010,241
19,087 PPG Industries, Inc 2,487,800
2,337 Reliance Steel & Aluminum Co 531,551
4,126 Schnitzer Steel Industries, Inc (Class A) 139,624
147,465 * Summit Materials, Inc 4,845,700
21,681 Trinseo plc 601,648
TOTAL MATERIALS 193,353,725
MEDIA & ENTERTAINMENT - 4 .2%
47,970 * Cardlytics, Inc 359,775
183,270 * Cinemark Holdings, Inc 2,188,244
620,466 * Clear Channel 1,185,090
1,066,497 Comcast Corp (Class A) 41,966,657
125,710 Electronic Arts, Inc 16,176,363
155,166 Gray Television, Inc 2,010,951
103,389 * iHeartMedia, Inc 801,265
9,044 * Imax Corp 153,748
104,365 Interpublic Group of Cos, Inc 3,805,148
13,563 John Wiley & Sons, Inc (Class A) 621,185
77,175 * Liberty Broadband Corp (Class C) 6,928,772
40,262 * MediaAlpha, Inc 561,655
127,851 * Netflix, Inc 45,241,355
13,180 New York Times Co (Class A) 459,191
294,588 Omnicom Group, Inc 25,331,622
65,900 * Pinterest, Inc 1,732,511
4,632 * Roku, Inc 266,340
7,816 Scholastic Corp 345,780
52,081 Sinclair Broadcast Group, Inc (Class A) 1,074,431
1,176,918 e Sirius XM Holdings, Inc 6,814,355
139,881 * Take-Two Interactive Software, Inc 15,838,726
8,077 TEGNA, Inc 160,975

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
179,898 * TripAdvisor, Inc $ 4,191,623
239,824 * Vimeo, Inc 1,088,801
529,662 * Walt Disney Co 57,463,030
284,699 * Warner Bros Discovery, Inc 4,219,239
90,288 * Yelp, Inc 2,844,975
460,969 * ZoomInfo Technologies, Inc 13,013,155
TOTAL MEDIA & ENTERTAINMENT 256,844,962
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .4%
185,839 * Adaptive Biotechnologies Corp 1,722,728
225,045 Agilent Technologies, Inc 34,224,844
91,417 * Agios Pharmaceuticals, Inc 2,694,973
96,394 * Alector, Inc 850,195
180,747 Amgen, Inc 45,620,543
155,330 * Atara Biotherapeutics, Inc 787,523
125,450 * Atea Pharmaceuticals, Inc 580,834
2,503 *,e Axsome Therapeutics, Inc 187,725
87,107 * BioCryst Pharmaceuticals, Inc 918,979
6,961 * Biogen, Inc 2,024,955
697,504 Bristol-Myers Squibb Co 50,673,666
48,565 * Caribou Biosciences, Inc 350,154
34,434 *,e Cassava Sciences, Inc 964,152
292,907 * Catalent, Inc 15,685,170
54,314 * Collegium Pharmaceutical, Inc 1,525,137
207,590 Danaher Corp 54,882,644
15,155 * Eagle Pharmaceuticals, Inc 514,361
206,600 Eli Lilly & Co 71,101,390
51,522 * Erasca, Inc 206,088
65,343 * Fulcrum Therapeutics, Inc 823,975
329,410 Gilead Sciences, Inc 27,650,675
16,585 *,e IGM Biosciences, Inc 376,977
56,048 * Illumina, Inc 12,005,482
414,077 *,e Inovio Pharmaceuticals, Inc 687,368
88,123 * Intellia Therapeutics, Inc 3,739,940
16,514 * Intra-Cellular Therapies, Inc 791,351
64,325 * IQVIA Holdings, Inc 14,756,798
27,862 * Jazz Pharmaceuticals plc 4,364,861
71,746 * Kezar Life Sciences, Inc 514,419
613,645 Merck & Co, Inc 65,911,609
5,838 * Mettler-Toledo International, Inc 8,949,187
46,340 * Mirati Therapeutics, Inc 2,475,019
209,810 * NeoGenomics, Inc 2,492,543
54,574 * NGM Biopharmaceuticals Inc 285,968
37,789 * Nkarta, Inc 201,415
75,325 * Nurix Therapeutics, Inc 925,744
195,814 * Nuvation Bio, Inc 481,702
42,303 Perrigo Co plc 1,582,978
32,112 Phibro Animal Health Corp 494,525
66,120 * Prothena Corp plc 3,739,086
98,240 *,e Provention Bio, Inc 850,758
23,992 * Regeneron Pharmaceuticals, Inc 18,197,212
74,418 * Revance Therapeutics, Inc 2,580,816
148,363 *,e Sana Biotechnology, Inc 676,535
111,982 * Ultragenyx Pharmaceutical, Inc 5,076,144
10,173 *,e Vera Therapeutics, Inc 86,267
36,175 * Viridian Therapeutics, Inc 1,321,111
18,425 * Waters Corp 6,054,087
37,317 West Pharmaceutical Services, Inc 9,911,395
229,553 Zoetis, Inc 37,988,726

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
14,602 *,† Zogenix, Inc $ 9,929
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 521,520,663
REAL ESTATE - 3 .0%
189,892 American Tower Corp 42,419,974
72,632 Boston Properties, Inc 5,413,989
107,830 Brandywine Realty Trust 707,365
54,010 Brixmor Property Group, Inc 1,270,855
84,154 * CBRE Group, Inc 7,196,009
50,854 City Office REIT, Inc 500,403
50,569 Crown Castle International Corp 7,489,775
309,873 DiamondRock Hospitality Co 2,984,077
8,358 Douglas Emmett, Inc 139,996
36,148 Equinix, Inc 26,681,923
33,420 First Industrial Realty Trust, Inc 1,782,957
204,267 Healthpeak Properties Inc 5,613,257
1,487 * Howard Hughes Corp 127,124
232,850 Hudson Pacific Properties 2,652,162
27,253 iStar Inc 252,908
5,945 * Jones Lang LaSalle, Inc 1,099,052
4,739 Kilroy Realty Corp 194,489
243,312 Macerich Co 3,343,107
384,776 Park Hotels & Resorts, Inc 5,660,055
206,832 Piedmont Office Realty Trust, Inc 2,192,419
6,352 PotlatchDeltic Corp 310,930
321,390 d Prologis, Inc 41,549,299
59,974 * Realogy Holdings Corp 508,580
2,009 RMR Group, Inc 62,319
2,086 Safehold, Inc 72,927
11,019 * Tejon Ranch Co 220,600
63,246 Ventas, Inc 3,276,775
297 Washington REIT 5,702
177,561 Welltower, Inc 13,324,177
238,457 Weyerhaeuser Co 8,210,075
58,638 Xenia Hotels & Resorts, Inc 873,706
TOTAL REAL ESTATE 186,136,986
RETAILING - 4 .3%
42,656 * 1-800-FLOWERS.COM, Inc (Class A) 425,280
1,216 Aaron's Co, Inc 17,814
15,656 Advance Auto Parts, Inc 2,384,096
250 Buckle, Inc 11,000
1,601 * CarMax, Inc 112,790
692,107 eBay, Inc 34,259,297
6,360 * Five Below, Inc 1,253,747
24,775 * Genesco, Inc 1,196,385
245,097 Home Depot, Inc 79,453,095
25,413 * Lands' End, Inc 229,479
42,655 * Liquidity Services, Inc 639,398
77,025 LKQ Corp 4,541,394
235,848 Lowe's Companies, Inc 49,115,346
424,516 Macy's, Inc 10,031,313
35,671 * MarineMax, Inc 1,114,719
397 Pool Corp 153,087
5,448 * Sally Beauty Holdings, Inc 84,880
32,132 Shoe Carnival, Inc 877,525
218,871 Target Corp 37,676,454
467,945 TJX Companies, Inc 38,305,978
15,754 Tractor Supply Co 3,591,754
293 * TravelCenters of America, Inc 13,337
860 Winmark Corp 241,488

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
18,394 * Zumiez, Inc $ 475,117
TOTAL RETAILING 266,204,773
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .4%
400,793 Applied Materials, Inc 44,684,412
22,180 * Cirrus Logic, Inc 2,004,850
8,947 * First Solar, Inc 1,588,987
1,615,550 Intel Corp 45,655,443
79,447 Lam Research Corp 39,731,445
515,924 NVIDIA Corp 100,796,072
475,421 * ON Semiconductor Corp 34,919,672
18,585 * Silicon Laboratories, Inc 2,916,172
302,895 Texas Instruments, Inc 53,676,023
13,239 Universal Display Corp 1,754,565
119,266 * Wolfspeed, Inc 9,184,675
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 336,912,316
SOFTWARE & SERVICES - 16 .8%
200,938 Accenture plc 56,071,749
142,621 * Adobe, Inc 52,818,261
8,948 * Ansys, Inc 2,383,389
165,953 * Autodesk, Inc 35,706,448
176,272 Automatic Data Processing, Inc 39,803,980
40,384 * Blackline, Inc 2,899,571
133,543 * Cadence Design Systems, Inc 24,415,667
27,122 Concentrix Corp 3,846,171
55,469 CSG Systems International, Inc 3,309,835
105,343 Dolby Laboratories, Inc (Class A) 8,381,089
397,121 * DXC Technology Co 11,409,286
53,983 * ExlService Holdings, Inc 9,209,500
484,863 Fidelity National Information Services, Inc 36,384,120
10,110 * Five9, Inc 796,466
182 InterDigital, Inc 12,731
335,038 International Business Machines Corp 45,139,670
101,475 Intuit, Inc 42,890,438
208,999 Mastercard, Inc (Class A) 77,455,029
1,248,525 d Microsoft Corp 309,396,980
87,517 * New Relic, Inc 5,342,913
123,295 * Nutanix, Inc 3,436,232
5,290 * OneSpan, Inc 73,055
548,286 * PayPal Holdings, Inc 44,679,826
28,640 * Rapid7, Inc 1,141,877
36,980 Roper Technologies, Inc 15,781,215
300,072 * Salesforce, Inc 50,403,094
90,530 * ServiceNow, Inc 41,202,919
61,226 * SPS Commerce, Inc 8,331,634
110,299 * SVMK, Inc 850,405
84,432 * Synopsys, Inc 29,867,820
58,543 * Teradata Corp 2,041,980
29,975 TTEC Holdings, Inc 1,523,929
261,013 * VMware, Inc (Class A) 31,966,262
72,985 * WEX, Inc 13,500,035
160,899 * Workday, Inc 29,191,906
TOTAL SOFTWARE & SERVICES 1,041,665,482
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .1%
145,152 Avnet, Inc 6,659,574
20,528 Badger Meter, Inc 2,379,195
62,976 Benchmark Electronics, Inc 1,762,698
131,980 * Ciena Corp 6,865,600
1,219,304 Cisco Systems, Inc 59,343,526

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
54,705 CTS Corp $ 2,434,920
44,421 * ePlus, Inc 2,211,277
63,716 * Fabrinet 8,388,849
31,557 * FARO Technologies, Inc 867,186
1,675,996 Hewlett Packard Enterprise Co 27,033,815
1,163,709 HP, Inc 33,910,480
52,611 * Insight Enterprises, Inc 5,930,312
3,493 * Itron, Inc 200,743
187,194 * Keysight Technologies, Inc 33,573,244
37,235 * Kimball Electronics, Inc 950,237
155,805 * Knowles Corp 2,996,130
14,814 * Lumentum Holdings, Inc 891,507
6,814 Methode Electronics, Inc 325,300
288,932 *,e Microvision, Inc 725,219
228,357 *,e Mirion Technologies, Inc 1,815,438
3,474 Motorola Solutions, Inc 892,853
115,632 National Instruments Corp 6,244,128
36,539 * Netgear, Inc 729,684
3,344 * Novanta, Inc 539,956
14,477 * OSI Systems, Inc 1,371,117
42,879 *,e PAR Technology Corp 1,457,457
33,414 * Plexus Corp 3,207,410
55,453 * Ribbon Communications, Inc 194,640
33,155 * Rogers Corp 4,628,106
416,750 * Trimble Inc 24,196,505
179,596 * TTM Technologies, Inc 2,823,249
18,688 * Vishay Precision Group, Inc 806,948
276,797 Vontier Corp 6,374,635
199,540 Xerox Holdings Corp 3,268,465
27,569 * Xperi, Inc 285,339
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 256,285,742
TELECOMMUNICATION SERVICES - 1 .1%
38,843 * Bandwidth Inc 966,414
167,393 * Iridium Communications, Inc 10,016,797
1,345,327 Verizon Communications, Inc 55,925,243
TOTAL TELECOMMUNICATION SERVICES 66,908,454
TRANSPORTATION - 3 .0%
43,563 ArcBest Corp 3,635,332
55,101 CH Robinson Worldwide, Inc 5,519,467
1,221,820 CSX Corp 37,778,674
858,241 * Delta Air Lines, Inc 33,557,223
101,378 Expeditors International of Washington, Inc 10,964,031
180 Landstar System, Inc 31,109
113,436 Norfolk Southern Corp 27,883,703
50,452 Old Dominion Freight Line 16,812,625
9 Ryder System, Inc 850
270,060 United Parcel Service, Inc (Class B) 50,023,214
TOTAL TRANSPORTATION 186,206,228
UTILITIES - 3 .0%
276,600 American Electric Power Co, Inc 25,989,336
187,145 Consolidated Edison, Inc 17,836,790
19,802 DTE Energy Co 2,304,359
73,702 Eversource Energy 6,067,886
632,716 NextEra Energy, Inc 47,219,595
163,123 Sempra Energy 26,153,511
6,282 South Jersey Industries, Inc 226,717
499,130 Southern Co 33,781,118
30,558 UGI Corp 1,217,125

Portfolio of investments
(unaudited)
Social Choice Equity Fund January 31, 2023

concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
112,385 WEC Energy Group, Inc $ 10,563,066
180,121 Xcel Energy, Inc 12,386,921
TOTAL UTILITIES 183,746,424
TOTAL COMMON STOCKS 6,166,456,358
(Cost $4,126,671,318)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .2%
$ 10,785,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 10,785,000
TOTAL REPURCHASE AGREEMENT 10,785,000
GOVERNMENT AGENCY DEBT - 0 .1%
5,000,000 Tennessee Valley Authority (TVA) 0 .000 02/08/23 4,995,639
TOTAL GOVERNMENT AGENCY DEBT 4,995,639
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
14,777,729 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 14,777,729
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 14,777,729
TOTAL SHORT-TERM INVESTMENTS 30,558,368
(Cost $30,558,529)
TOTAL INVESTMENTS - 100.1% 6,197,014,726
(Cost $4,157,229,847)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (3,915,802)
NET ASSETS - 100.0% $ 6,193,098,924
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,672,315.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $10,785,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $11,000,722.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 110 03/17/23  $ 22,097,043 $ 22,495,000 $ 397,957

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 2 .0%
35,767 * Aptiv plc $ 4,044,890
51,115 *,e Canoo, Inc 61,338
44,928 * Rivian Automotive, Inc 871,603
102,130 * Tesla, Inc 17,690,959
25,382 *,e Workhorse Group, Inc 56,094
TOTAL AUTOMOBILES & COMPONENTS 22,724,884
BANKS - 4 .3%
1,105 Amalgamated Financial Corp 25,360
339 Camden National Corp 14,316
160,289 Citigroup, Inc 8,370,292
49,591 Citizens Financial Group, Inc 2,148,282
4,770 * Customers Bancorp, Inc 144,865
129 Federal Agricultural Mortgage Corp (FAMC) 17,153
119 First Commonwealth Financial Corp 1,750
5,530 First Republic Bank 779,066
414 HomeStreet, Inc 11,414
16,834 Huntington Bancshares, Inc 255,372
5,919 Independent Bank Corp 131,224
120,984 JPMorgan Chase & Co 16,932,921
33,252 Keycorp 638,106
262 Live Oak Bancshares, Inc 8,968
42,628 PNC Financial Services Group, Inc 7,051,950
1,527 Premier Financial Corp 38,205
65,064 Regions Financial Corp 1,531,606
1,460 Stellar Bancorp, Inc 41,041
10,391 * SVB Financial Group 3,142,654
6,131 * Texas Capital Bancshares, Inc 405,075
137,130 Truist Financial Corp 6,772,851
1,445 Univest Financial Corp 39,232
TOTAL BANKS 48,501,703
CAPITAL GOODS - 8 .0%
39,841 3M Co 4,584,902
4,387 Aecom Technology Corp 382,853
2,229 Argan, Inc 86,909
20,238 * Axon Enterprise, Inc 3,955,315
10,905 *,e Blink Charging Co 148,417
88,108 Carrier Global Corp 4,011,557
36,069 Caterpillar, Inc 9,099,848
6,110 * Chart Industries, Inc 818,618
11,472 Curtiss-Wright Corp 1,902,058
19,763 Deere & Co 8,356,587
44,176 Eaton Corp 7,165,789
271 EMCOR Group, Inc 40,176
71,693 Emerson Electric Co 6,468,142
16,418 * Energy Recovery, Inc 363,330
28,654 Fastenal Co 1,448,460
42,857 Fortive Corp 2,915,562
19,087 * Generac Holdings, Inc 2,301,892
7,359 Granite Construction, Inc 313,346
19,903 * Great Lakes Dredge & Dock Corp 136,933
14,308 Hexcel Corp 1,009,859
3,189 Hyster-Yale Materials Handling, Inc 103,419
32,335 Illinois Tool Works, Inc 7,632,353
20,174 Ingersoll Rand, Inc 1,129,744
32,510 Johnson Controls International plc 2,261,721
37,635 * Kratos Defense & Security Solutions, Inc 430,921
8,222 Luxfer Holdings plc 136,074

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
5,772 * Manitowoc Co, Inc $ 79,076
20,763 Maxar Technologies, Inc 1,072,824
16,074 * Mercury Systems, Inc 803,459
4,762 Moog, Inc (Class A) 453,914
8,673 * MRC Global, Inc 117,953
2,727 * MYR Group, Inc 270,137
3,920 Owens Corning, Inc 378,868
7,907 PACCAR, Inc 864,314
8,823 Primoris Services Corp 234,692
8,268 * Proto Labs, Inc 253,001
23,814 Quanta Services, Inc 3,624,253
6,567 Rockwell Automation, Inc 1,852,091
2,387 Trane Technologies plc 427,559
17,595 * Triumph Group, Inc 200,407
14,851 * United Rentals, Inc 6,548,548
2,509 * Vectrus, Inc 110,797
4,195 Veritiv Corp 524,543
4,248 W.W. Grainger, Inc 2,504,111
14,308 Wabash National Corp 368,574
6,960 * WESCO International, Inc 1,037,110
9,848 Woodward Inc 1,007,056
1,778 Xylem, Inc 184,930
TOTAL CAPITAL GOODS 90,123,002
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
6,190 ACCO Brands Corp 39,306
94,934 * Copart, Inc 6,323,554
1,243 Heidrick & Struggles International, Inc 38,235
1,324 Herman Miller, Inc 31,617
278 ICF International, Inc 28,409
162 Insperity, Inc 17,909
2,761 * KAR Auction Services, Inc 40,200
5,463 Kelly Services, Inc (Class A) 98,880
7 Kforce, Inc 393
5,558 TransUnion 398,787
1,943 * TrueBlue, Inc 38,141
393 Verisk Analytics, Inc 71,443
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,126,874
CONSUMER DURABLES & APPAREL - 1 .3%
29,397 * Allbirds, Inc 80,842
5,721 DR Horton, Inc 564,606
16,985 * GoPro, Inc 104,458
5 Hasbro, Inc 296
1,724 * iRobot Corp 77,580
2,929 * Lovesac Co 75,392
13,080 * Lululemon Athletica, Inc 4,013,990
76,200 Nike, Inc (Class B) 9,702,546
9,623 * Sonos, Inc 177,448
10,943 * Tupperware Brands Corp 48,477
TOTAL CONSUMER DURABLES & APPAREL 14,845,635
CONSUMER SERVICES - 2 .4%
21,317 * 2U, Inc 183,966
3,383 * Booking Holdings, Inc 8,234,560
12,782 * Brinker International, Inc 504,378
4,301 Carriage Services, Inc 139,438
12,260 * Dave & Buster's Entertainment, Inc 531,471
6,086 European Wax Center, Inc 114,660
128 * frontdoor, Inc 3,479
46,533 Hilton Worldwide Holdings, Inc 6,751,473

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
5,037 * Shake Shack, Inc $ 286,505
4,968 * Six Flags Entertainment Corp 133,391
82,520 Starbucks Corp 9,006,233
2,511 Vail Resorts, Inc 658,736
7,087 * WW International Inc 35,222
TOTAL CONSUMER SERVICES 26,583,512
DIVERSIFIED FINANCIALS - 6 .6%
53,145 Ally Financial, Inc 1,726,681
49,980 American Express Co 8,743,001
2,628 Ameriprise Financial, Inc 920,115
54,996 Bank of New York Mellon Corp 2,781,148
11,367 BlackRock, Inc 8,629,940
105,051 Charles Schwab Corp 8,133,048
28,027 Discover Financial Services 3,271,592
23,668 Goldman Sachs Group, Inc 8,657,991
66,227 Intercontinental Exchange Group, Inc 7,122,714
15,728 Moody's Corp 5,076,212
92,603 Morgan Stanley 9,013,050
12,285 Perella Weinberg Partners 125,921
23,921 S&P Global, Inc 8,968,940
19,202 State Street Corp 1,753,719
1,079 T Rowe Price Group, Inc 125,671
TOTAL DIVERSIFIED FINANCIALS 75,049,743
ENERGY - 3 .3%
5,048 e Altus Midstream Co 157,952
38,102 Archrock, Inc 377,591
197,299 Baker Hughes Co 6,262,270
17,952 Cactus, Inc 971,383
60,854 ChampionX Corp 2,009,399
39,660 Cheniere Energy, Inc 6,059,651
48,397 * Clean Energy Fuels Corp 273,927
20,124 Delek US Holdings, Inc 538,518
4,198 * DMC Global, Inc 95,463
10,205 * Dril-Quip, Inc 313,396
29,690 DT Midstream, Inc 1,622,855
5,121 Enviva, Inc 232,903
12,894 * Frank's International NV 243,568
15,053 * Green Plains Inc 523,393
157,273 Halliburton Co 6,482,793
119,912 NOV, Inc 2,930,649
29,233 * Oceaneering International, Inc 624,125
89,408 ONEOK, Inc 6,122,660
20,180 * Weatherford International Ltd 1,147,838
17,818 World Fuel Services Corp 504,249
TOTAL ENERGY 37,494,583
FOOD & STAPLES RETAILING - 1 .1%
36,632 * BJ's Wholesale Club Holdings, Inc 2,654,721
66,862 Kroger Co 2,984,051
40,550 * Performance Food Group Co 2,486,526
397 Pricesmart, Inc 29,501
5,542 SpartanNash Co 175,571
28,639 * Sprouts Farmers Market, Inc 915,016
10,982 * United Natural Foods, Inc 457,071
60,461 * US Foods Holding Corp 2,305,378
TOTAL FOOD & STAPLES RETAILING 12,007,835
FOOD, BEVERAGE & TOBACCO - 4 .2%
70,973 Archer-Daniels-Midland Co 5,880,113

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
28,474 * Benson Hill, Inc $ 76,310
18,698 *,e Beyond Meat, Inc 307,208
17,950 Bunge Ltd 1,778,845
191,448 Coca-Cola Co 11,739,591
46,341 * Darling International, Inc 3,071,945
76,568 General Mills, Inc 5,999,869
87 * Hain Celestial Group, Inc 1,785
38,355 Hormel Foods Corp 1,737,865
6,455 Kellogg Co 442,684
127,363 Keurig Dr Pepper, Inc 4,493,367
11,256 McCormick & Co, Inc 845,551
66,906 PepsiCo, Inc 11,442,264
3,305 * Vital Farms, Inc 58,102
TOTAL FOOD, BEVERAGE & TOBACCO 47,875,499
HEALTH CARE EQUIPMENT & SERVICES - 5 .7%
126 * Acadia Healthcare Co, Inc 10,586
10,824 * Accolade, Inc 126,316
12,055 * Alphatec Holdings Inc 156,956
43 * AMN Healthcare Services, Inc 4,121
2,779 * Angiodynamics, Inc 36,183
6,744 * AxoGen, Inc 63,866
30,935 * Brookdale Senior Living, Inc 89,093
6,607 * Cardiovascular Systems, Inc 92,102
28,701 * Cerus Corp 90,121
24,086 Cigna Corp 7,627,314
2,905 * Computer Programs & Systems, Inc 85,349
8,877 * CryoLife, Inc 115,756
47,352 * Dexcom, Inc 5,070,926
85,618 * Edwards Lifesciences Corp 6,566,901
16,292 Elevance Health, Inc 8,145,837
295 Encompass Health Corp 18,423
147 * Enhabit, Inc 2,258
9,467 * Envista Holdings Corp 369,118
24,807 HCA Healthcare, Inc 6,327,521
16,334 * Health Catalyst, Inc 227,043
2,939 * Heska Corp 262,864
6,341 * Hologic, Inc 515,967
11,236 * IDEXX Laboratories, Inc 5,398,898
7,000 * Inogen, Inc 163,310
1,649 * Insulet Corp 473,791
90 * Integer Holding Corp 5,923
62 * LivaNova plc 3,484
12,567 * Meridian Bioscience, Inc 427,278
7,558 * NextGen Healthcare, Inc 143,753
13,518 * Omnicell, Inc 749,843
122,939 * Opko Health, Inc 158,591
17,854 * OraSure Technologies, Inc 99,625
5,698 * Orthofix Medical Inc 123,248
7,973 * Outset Medical, Inc 224,201
69 * Penumbra, Inc 17,278
586 * RadNet, Inc 12,335
12,615 Resmed, Inc 2,880,888
5,277 * Shockwave Medical Inc 991,707
5,649 * SI-BONE, Inc 96,202
2,949 * Staar Surgical Co 208,052
2,267 * SurModics, Inc 63,725
30,941 UnitedHealth Group, Inc 15,445,438
6,424 * Varex Imaging Corp 138,052
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,830,243

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1 .8%
80,172 Colgate-Palmolive Co $ 5,975,219
1,875 Kimberly-Clark Corp 243,769
100,545 Procter & Gamble Co 14,315,597
19,788 * Veru, Inc 113,979
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 20,648,564
INSURANCE - 3 .3%
5,460 Allstate Corp 701,446
35,074 Chubb Ltd 7,978,984
33,673 * Genworth Financial, Inc (Class A) 185,875
44,455 Marsh & McLennan Cos, Inc 7,775,624
8,968 ProAssurance Corp 173,890
56,083 Progressive Corp 7,646,917
57,650 Prudential Financial, Inc 6,049,791
34,479 Travelers Cos, Inc 6,589,627
300 Willis Towers Watson plc 76,257
TOTAL INSURANCE 37,178,411
MATERIALS - 3 .1%
17,080 * Arconic Corp 401,551
67,071 Ball Corp 3,906,215
4,887 * Clearwater Paper Corp 188,687
34,438 * Coeur Mining, Inc 133,964
16,584 Commercial Metals Co 900,014
81 Compass Minerals International, Inc 3,779
38,703 Ecolab, Inc 5,992,385
44,407 Graphic Packaging Holding Co 1,069,765
3,225 Hawkins, Inc 125,775
34 Innospec, Inc 3,843
6,388 International Flavors & Fragrances, Inc 718,394
3,928 Koppers Holdings, Inc 135,948
4,790 Materion Corp 432,297
90,600 Mosaic Co 4,488,324
3,959 Myers Industries, Inc 95,333
122,312 Newmont Goldcorp Corp 6,473,974
6,517 PPG Industries, Inc 849,426
6,371 Reliance Steel & Aluminum Co 1,449,084
4,880 Ryerson Holding Corp 186,270
2,888 Schnitzer Steel Industries, Inc (Class A) 97,730
48,980 Steel Dynamics, Inc 5,908,947
10,324 Trinseo plc 286,491
29,586 Valvoline, Inc 1,084,623
TOTAL MATERIALS 34,932,819
MEDIA & ENTERTAINMENT - 4 .3%
5,481 * Cardlytics, Inc 41,107
8,442 * Charter Communications, Inc 3,244,345
4,181 * Cinemark Holdings, Inc 49,921
112,314 * Clear Channel 214,520
256,863 Comcast Corp (Class A) 10,107,559
38,397 Electronic Arts, Inc 4,940,926
7,502 * MediaAlpha, Inc 104,653
27,195 * Netflix, Inc 9,623,223
99,449 * Pinterest, Inc 2,614,514
4,197 * Roku, Inc 241,327
13,672 * Take-Two Interactive Software, Inc 1,548,081
29,331 * TripAdvisor, Inc 683,412
40,872 * Vimeo, Inc 185,559
101,806 * Walt Disney Co 11,044,933
69,536 * Warner Bros Discovery, Inc 1,030,524
20,235 * Yelp, Inc 637,605

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
22,813 * ZipRecruiter, Inc $ 448,047
81,361 * ZoomInfo Technologies, Inc 2,296,821
TOTAL MEDIA & ENTERTAINMENT 49,057,077
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .1%
4,486 * Aclaris Therapeutics, Inc 75,813
33,949 * Adaptive Biotechnologies Corp 314,707
22,005 Agilent Technologies, Inc 3,346,520
34,033 Amgen, Inc 8,589,929
3,370 * AnaptysBio, Inc 83,879
15,421 * Atara Biotherapeutics, Inc 78,185
23,235 * Atea Pharmaceuticals, Inc 107,578
4,132 * Axsome Therapeutics, Inc 309,900
11,247 * Biogen, Inc 3,271,752
127,235 Bristol-Myers Squibb Co 9,243,623
9,328 * Caribou Biosciences, Inc 67,255
6,343 *,e Cassava Sciences, Inc 177,604
29,975 * Catalent, Inc 1,605,161
5,650 * Collegium Pharmaceutical, Inc 158,652
38,360 Danaher Corp 10,141,617
4,081 * DICE Therapeutics, Inc 129,653
1,725 * Eagle Pharmaceuticals, Inc 58,547
37,834 Eli Lilly & Co 13,020,571
10,787 * Erasca, Inc 43,148
95,446 Gilead Sciences, Inc 8,011,737
10,958 * Illumina, Inc 2,347,204
75,272 * Inovio Pharmaceuticals, Inc 124,952
1,896 * IQVIA Holdings, Inc 434,961
8,754 * Kezar Life Sciences, Inc 62,766
118,262 Merck & Co, Inc 12,702,522
9,976 * Nkarta, Inc 53,172
7,717 * Nurix Therapeutics, Inc 94,842
35,444 * Nuvation Bio, Inc 87,192
10,477 *,e Provention Bio, Inc 90,731
4,598 * Reata Pharmaceuticals, Inc 199,231
10,167 * Regeneron Pharmaceuticals, Inc 7,711,365
2,210 * Revance Therapeutics, Inc 76,643
27,104 *,e Sana Biotechnology, Inc 123,594
7,756 * Tango Therapeutics, Inc 51,190
10,708 *,e Theravance Biopharma, Inc 115,754
4,412 * Viridian Therapeutics, Inc 161,126
3,424 West Pharmaceutical Services, Inc 909,414
46,274 Zoetis, Inc 7,657,884
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 91,840,374
REAL ESTATE - 3 .6%
36,346 American Tower Corp 8,119,333
5,091 Boston Properties, Inc 379,483
41,029 * CBRE Group, Inc 3,508,390
11,949 City Office REIT, Inc 117,578
40,039 Crown Castle International Corp 5,930,176
24,207 DiamondRock Hospitality Co 233,113
11,972 Empire State Realty Trust, Inc 99,847
10,105 Equinix, Inc 7,458,804
2,503 * Howard Hughes Corp 213,982
973 Hudson Pacific Properties 11,083
6,811 Iron Mountain, Inc 371,744
22,106 Macerich Co 303,736
33,468 Park Hotels & Resorts, Inc 492,314
3,043 PotlatchDeltic Corp 148,955
69,047 d Prologis, Inc 8,926,396

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
18,005 * Realogy Holdings Corp $ 152,682
3,682 SL Green Realty Corp 151,514
17,766 Sunstone Hotel Investors, Inc 195,248
4,386 * Tejon Ranch Co 87,808
3,285 Ventas, Inc 170,196
40,242 Welltower, Inc 3,019,760
13,732 Xenia Hotels & Resorts, Inc 204,607
TOTAL REAL ESTATE 40,296,749
RETAILING - 3 .9%
6,440 * 1-800-FLOWERS.COM, Inc (Class A) 64,207
8,640 Big Lots, Inc 141,350
127,914 eBay, Inc 6,331,743
3,743 Hibbett Sports, Inc 248,385
44,851 Home Depot, Inc 14,539,349
2,594 * Lands' End, Inc 23,424
6,255 * Liquidity Services, Inc 93,762
11 LKQ Corp 649
41,709 Lowe's Companies, Inc 8,685,899
20,066 Macy's, Inc 474,160
43,725 Target Corp 7,526,822
43,662 TJX Companies, Inc 3,574,171
1,951 * TravelCenters of America, Inc 88,810
19,030 Williams-Sonoma, Inc 2,567,908
104 Winmark Corp 29,203
309 * Zumiez, Inc 7,981
TOTAL RETAILING 44,397,823
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .3%
72,358 Applied Materials, Inc 8,067,194
5,538 * Cirrus Logic, Inc 500,580
6,333 * First Solar, Inc 1,124,741
287,746 Intel Corp 8,131,702
13,468 Lam Research Corp 6,735,347
95,108 NVIDIA Corp 18,581,250
82,616 * ON Semiconductor Corp 6,068,145
1,540 * Silicon Laboratories, Inc 241,641
54,762 Texas Instruments, Inc 9,704,374
1,125 Universal Display Corp 149,096
4,925 * Wolfspeed, Inc 379,274
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 59,683,344
SOFTWARE & SERVICES - 17 .1%
36,138 Accenture plc 10,084,309
27,492 * Adobe, Inc 10,181,387
22,947 * Akamai Technologies, Inc 2,041,136
7,964 * Ansys, Inc 2,121,291
24,328 * Autodesk, Inc 5,234,413
32,367 Automatic Data Processing, Inc 7,308,792
34,600 * Cadence Design Systems, Inc 6,325,918
11,181 Concentrix Corp 1,585,578
9,357 CSG Systems International, Inc 558,332
68,918 * DXC Technology Co 1,980,014
330 * Elastic NV 19,417
9,187 * ExlService Holdings, Inc 1,567,302
92,052 Fidelity National Information Services, Inc 6,907,582
62,012 International Business Machines Corp 8,354,877
19,662 Intuit, Inc 8,310,538
37,887 Mastercard, Inc (Class A) 14,040,922
224,183 d Microsoft Corp 55,554,789
3,687 * OneSpan, Inc 50,918

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
101,668 * PayPal Holdings, Inc $ 8,284,925
2,252 Roper Technologies, Inc 961,041
58,257 * Salesforce, Inc 9,785,428
16,419 * ServiceNow, Inc 7,472,779
19,766 * Synopsys, Inc 6,992,223
2,488 TTEC Holdings, Inc 126,490
28,135 * VeriSign, Inc 6,134,837
27,056 * VMware, Inc (Class A) 3,313,548
55,305 Western Union Co 783,672
13,008 * WEX, Inc 2,406,090
26,094 * Workday, Inc 4,734,234
TOTAL SOFTWARE & SERVICES 193,222,782
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .2%
28,112 Avnet, Inc 1,289,779
8,425 Badger Meter, Inc 976,458
10,055 Benchmark Electronics, Inc 281,439
9,562 * Ciena Corp 497,415
224,152 Cisco Systems, Inc 10,909,478
9,052 CTS Corp 402,905
6,932 * ePlus, Inc 345,075
10,632 * Fabrinet 1,399,809
5,222 * FARO Technologies, Inc 143,501
344,033 Hewlett Packard Enterprise Co 5,549,252
210,723 HP, Inc 6,140,468
8,966 * Insight Enterprises, Inc 1,010,648
34,389 * Keysight Technologies, Inc 6,167,667
5,371 * Kimball Electronics, Inc 137,068
25,579 * Knowles Corp 491,884
172 * Lumentum Holdings, Inc 10,351
600 Methode Electronics, Inc 28,644
47,269 *,e Microvision, Inc 118,645
22,784 * Mirion Technologies, Inc 181,133
4,121 Motorola Solutions, Inc 1,059,138
24,331 National Instruments Corp 1,313,874
4,710 * Netgear, Inc 94,059
4,734 * OSI Systems, Inc 448,357
7,569 *,e PAR Technology Corp 257,270
7,905 * Plexus Corp 758,801
21,532 * Ribbon Communications, Inc 75,577
5,484 * Rogers Corp 765,512
74,821 * Trimble Inc 4,344,107
30,181 * TTM Technologies, Inc 474,445
2,890 * Vishay Precision Group, Inc 124,790
46,607 Vontier Corp 1,073,359
34,198 Xerox Holdings Corp 560,163
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 47,431,071
TELECOMMUNICATION SERVICES - 0 .9%
6,905 * Bandwidth Inc 171,796
21,856 * Consolidated Communications Holdings, Inc 95,074
238,708 Verizon Communications, Inc 9,923,092
TOTAL TELECOMMUNICATION SERVICES 10,189,962
TRANSPORTATION - 2 .1%
4,518 CH Robinson Worldwide, Inc 452,568
226,095 CSX Corp 6,990,858
27,646 Expeditors International of Washington, Inc 2,989,915
10,134 * GXO Logistics, Inc 530,312
20,060 Old Dominion Freight Line 6,684,794
8,212 Ryder System, Inc 775,295

Portfolio of investments
(unaudited)
Social Choice Low Carbon Equity Fund January 31, 2023

concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
26,404 United Parcel Service, Inc (Class B) $ 4,890,813
TOTAL TRANSPORTATION 23,314,555
UTILITIES - 2 .0%
64,587 Consolidated Edison, Inc 6,155,787
67,495 Eversource Energy 5,556,863
7,098 ONE Gas, Inc 584,591
41,911 Sempra Energy 6,719,591
28,346 *,e Sunnova Energy International, Inc 552,180
61,559 UGI Corp 2,451,895
TOTAL UTILITIES 22,020,907
TOTAL COMMON STOCKS 1,120,377,951
(Cost $1,011,130,918)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .3%
$ 3,390,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 3,390,000
TOTAL REPURCHASE AGREEMENT 3,390,000
GOVERNMENT AGENCY DEBT - 0 .4%
5,000,000 Tennessee Valley Authority (TVA) 0 .000 02/08/23 4,995,639
TOTAL GOVERNMENT AGENCY DEBT 4,995,639
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
956,244 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 956,244
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 956,244
TOTAL SHORT-TERM INVESTMENTS 9,341,883
(Cost $9,342,044)
TOTAL INVESTMENTS - 100.0% 1,129,719,834
(Cost $1,020,472,962)
OTHER ASSETS & LIABILITIES, NET - 0.0% 365,806
NET ASSETS - 100.0% $ 1,130,085,640
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,823,956.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $3,390,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $3,457,847.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 40 03/17/23  $ 7,967,082 $ 8,180,000 $ 212,918

Emerging Markets Equity Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY VALUE
COMMON STOCKS - 97.8%
BRAZIL - 14 .0%
6,892,655 Arcos Dorados Holdings, Inc $ 58,587,567
4,949,400 Cia Brasileira de Distribuicao 20,202,031
4,164,600 Cosan SA Industria e Comercio 13,700,691
6,005,400 * Embraer S.A. 19,342,492
23,332 * MercadoLibre, Inc 27,571,191
3,708,894 * Pagseguro Digital Ltd 37,422,740
5,877,900 Ultrapar Participacoes S.A. 15,272,837
1,407,000 Vale S.A. 26,195,373
5,368,400 Vibra Energia S.A. 17,407,140
TOTAL BRAZIL 235,702,062
CHINA - 27 .4%
7,823,508 * Alibaba Group Holding Ltd 107,562,746
4,569,558 * Baidu, Inc 76,814,441
905,373 * Baozun, Inc (ADR) 6,889,889
417,000 BYD Co Ltd (H shares) 13,205,365
12,510,000 CSPC Pharmaceutical Group Ltd 14,263,935
3,780,527 *,e HUYA, Inc (ADR) 20,792,898
269,361 * iClick Interactive Asia Group Ltd (ADR) 1,080,138
275,927 *,g,h Meituan Dianping (Class B) 6,168,590
2,762,371 Ping An Insurance Group Co of China Ltd (Class A) 20,940,747
69,000 Silergy Corp 1,404,112
2,759,276 Tencent Holdings Ltd 134,456,511
2,640,497 * Vipshop Holdings Ltd (ADR) 40,848,489
460,200 Wuliangye Yibin Co Ltd 14,319,892
TOTAL CHINA 458,747,753
COLOMBIA - 0 .8%
425,591 BanColombia S.A. (ADR) 12,874,128
TOTAL COLOMBIA 12,874,128
HONG KONG - 1 .5%
1,812,362 * Melco Crown Entertainment Ltd (ADR) 24,756,865
22,290 *,† Mongolian Metals Corporation 0
TOTAL HONG KONG 24,756,865
INDIA - 14 .1%
22,956,912 Edelweiss Capital Ltd 18,742,091
320,684 HDFC Bank Ltd (ADR) 21,601,274
1,323,130 Housing Development Finance Corp 42,594,741
1,567,324 Life Insurance Corp of India 12,540,425
774,746 Mahindra & Mahindra Ltd 13,095,972
2,400,529 Piramal Healthcare Ltd 25,291,893
9,928,597 * Piramal Pharma Ltd 12,719,627
91,651 *,g RBL Bank Ltd 175,427
2,376,936 Reliance Industries Ltd 68,568,387
501,864 Tata Consultancy Services Ltd 20,713,761
TOTAL INDIA 236,043,598
INDONESIA - 2 .5%
54,229,500 Astra International Tbk PT 21,786,801
31,298,700 PT Bank Mandiri Persero Tbk 20,855,452
TOTAL INDONESIA 42,642,253
KOREA, REPUBLIC OF - 9 .0%
312,790 Hynix Semiconductor, Inc 22,628,426
173,243 LG Electronics, Inc 14,195,453
150,353 Naver Corp 24,977,485
1,280,750 Samsung Electronics Co Ltd 63,794,451

Portfolio of investments
(unaudited)
Emerging Markets Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
45,653 Samsung SDI Co Ltd $ 25,584,036
TOTAL KOREA, REPUBLIC OF 151,179,851
MACAU - 1 .6%
23,702,500 *,e Wynn Macau Ltd 27,128,263
TOTAL MACAU 27,128,263
MEXICO - 6 .7%
15,620,700 America Movil S.A.B. de C.V. 16,325,396
700,215 Fomento Economico Mexicano SAB de C.V. (ADR) 61,478,877
1,740,900 Grupo Financiero Banorte S.A. de C.V. 14,439,934
3,207,638 Grupo Televisa SAB (ADR) 19,726,974
TOTAL MEXICO 111,971,181
PERU - 1 .4%
173,290 Credicorp Ltd 23,272,847
TOTAL PERU 23,272,847
SAUDI ARABIA - 1 .3%
1,053,943 Alinma Bank 9,285,271
1,379,686 g Saudi Arabian Oil Co 12,172,263
TOTAL SAUDI ARABIA 21,457,534
SINGAPORE - 2 .7%
4,366,891 * Grab Holdings Ltd 16,550,517
722,668 * Grab Holdings Ltd. 2,738,912
401,112 * Sea Ltd (ADR) 25,851,668
TOTAL SINGAPORE 45,141,097
SOUTH AFRICA - 0 .9%
1,544,776 Standard Bank Group Ltd 15,413,326
TOTAL SOUTH AFRICA 15,413,326
TAIWAN - 13 .9%
9,432,000 Hon Hai Precision Industry Co, Ltd 31,453,190
1,742,000 MediaTek, Inc 42,088,387
9,088,400 Taiwan Semiconductor Manufacturing Co Ltd 160,381,009
TOTAL TAIWAN 233,922,586
TOTAL COMMON STOCKS 1,640,253,344
(Cost $1,618,983,181)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 1 .1%
$ 3,625,000 Federal Farm Credit Bank (FFCB) 0 .000% 02/02/23 3,624,548
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/14/23 9,906,898
5,000,000 Tennessee Valley Authority (TVA) 0 .000 02/08/23 4,995,638
TOTAL GOVERNMENT AGENCY DEBT 18,527,084
REPURCHASE AGREEMENT - 0 .4%
5,810,000 r Fixed Income Clearing Corp (FICC) 4 .290 02/01/23 5,810,000
TOTAL REPURCHASE AGREEMENT 5,810,000

Portfolio of investments
(unaudited)
Emerging Markets Equity Fund January 31, 2023

concluded
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
$ 736,367 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550% $ 736,367
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 736,367
TOTAL SHORT-TERM INVESTMENTS 25,073,451
(Cost $25,076,349)
TOTAL INVESTMENTS - 99.3% 1,665,326,795
(Cost $1,644,059,530)
OTHER ASSETS & LIABILITIES, NET - 0.7% 11,178,387
NET ASSETS - 100.0% $ 1,676,505,182
ADR American Depositary Receipt
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,137,395.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $5,810,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $5,926,225.

Portfolio of investments
(unaudited)
International Equity Fund January 31, 2023

SHARES COMPANY VALUE
COMMON STOCKS - 99.1%
AUSTRALIA - 7 .2%
2,966,128 BHP Billiton Ltd $ 103,880,124
1,676,852 Commonwealth Bank of Australia 130,898,523
14,115,692 Glencore Xstrata plc 94,531,120
1,245,200 Rio Tinto plc 97,500,687
2,034,916 Woodside Energy Group Ltd 52,691,854
TOTAL AUSTRALIA 479,502,308
BRAZIL - 1 .2%
13,332,398 Banco Bradesco S.A. (Preference) 36,822,138
9,148,000 Itau Unibanco Holding S.A. 45,647,192
TOTAL BRAZIL 82,469,330
DENMARK - 4 .0%
580,192 DSV AS 95,981,180
1,208,019 Novo Nordisk AS 167,177,468
TOTAL DENMARK 263,158,648
FINLAND - 1 .4%
7,839,039 Nordea Bank Abp 91,832,179
TOTAL FINLAND 91,832,179
FRANCE - 11 .8%
1,506,904 Airbus SE 188,914,283
1,842,896 Compagnie de Saint-Gobain 105,839,664
654,382 Essilor International S.A. 120,065,574
189,975 Kering 118,536,173
2,180,418 Total S.A. 134,795,089
771,323 Vinci S.A. 87,151,434
2,375,891 Vivendi Universal S.A. 25,516,528
TOTAL FRANCE 780,818,745
GERMANY - 9 .2%
101,379 Adidas-Salomon AG. 16,323,662
2,565,678 Bayer AG. 159,700,460
1,514,153 Deutsche Post AG. 65,194,421
177,239 * Dr ING hc F Porsche AG. 21,073,492
893,721 HeidelbergCement AG. 61,324,819
1,973,881 RWE AG. 87,874,957
863,619 Siemens AG. 134,901,842
442,214 Volkswagen AG. (Preference) 61,330,954
TOTAL GERMANY 607,724,607
HONG KONG - 0 .6%
838,724 Hong Kong Exchanges and Clearing Ltd 37,723,773
TOTAL HONG KONG 37,723,773
IRELAND - 1 .8%
2,520,138 CRH plc 117,747,264
TOTAL IRELAND 117,747,264
ITALY - 2 .2%
7,850,180 Enel S.p.A. 46,222,804
1,559,862 Moncler S.p.A 97,628,091
TOTAL ITALY 143,850,895
JAPAN - 21 .2%
5,349,500 Daiichi Sankyo Co Ltd 168,011,381
464,716 Daikin Industries Ltd 80,718,649
3,229,479 * Hitachi Ltd 169,361,783

Portfolio of investments
(unaudited)
International Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
JAPAN—continued
169,600 Keyence Corp $ 78,078,541
9,031,500 Mitsubishi UFJ Financial Group, Inc 66,154,661
2,262,880 Nintendo Co Ltd 98,113,424
3,423,400 ORIX Corp 60,193,576
2,528,200 Recruit Holdings Co Ltd 81,307,571
2,595,300 * SBI Holdings, Inc 55,018,523
1,183,500 Shiseido Co Ltd 61,513,590
2,114,459 Sony Corp 188,930,156
3,142,700 Sumitomo Mitsui Financial Group, Inc 136,585,086
10,833,745 * Toyota Motor Corp 159,101,267
TOTAL JAPAN 1,403,088,208
KOREA, REPUBLIC OF - 0 .8%
94,961 LG Chem Ltd 53,596,271
TOTAL KOREA, REPUBLIC OF 53,596,271
NETHERLANDS - 11 .2%
219,015 ASML Holding NV 144,910,758
888,899 Heineken NV 88,835,587
8,389,866 ING Groep NV 121,487,446
23,082,817 Koninklijke KPN NV 78,916,531
8,460,422 Shell plc 248,379,023
2,261,713 Universal Music Group NV 57,814,734
TOTAL NETHERLANDS 740,344,079
NORWAY - 1 .5%
3,298,722 Equinor ASA 100,533,971
TOTAL NORWAY 100,533,971
SPAIN - 1 .6%
14,898,933 Banco Bilbao Vizcaya Argentaria S.A. 105,242,669
TOTAL SPAIN 105,242,669
SWITZERLAND - 5 .0%
142,233 Lonza Group AG. 81,135,583
1,716,683 Novartis AG. 155,203,654
200,539 Zurich Insurance Group AG 99,172,249
TOTAL SWITZERLAND 335,511,486
TAIWAN - 1 .2%
869,850 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 80,661,191
TOTAL TAIWAN 80,661,191
UNITED KINGDOM - 13 .2%
1,644,136 Ashtead Group plc 108,297,219
1,869,611 AstraZeneca plc 244,942,328
8,864,263 BP plc 53,542,343
3,805,838 Diageo plc 166,414,342
427,068 Linde plc (Xetra) 141,282,450
1,457,214 Reckitt Benckiser Group plc 103,842,380
1,169,425 Unilever plc 59,522,628
TOTAL UNITED KINGDOM 877,843,690
UNITED STATES - 4 .0%
24,732,260 * Haleon plc 99,111,560
684,500 Nestle S.A. 83,515,191

Portfolio of investments
(unaudited)
International Equity Fund January 31, 2023

concluded
SHARES COMPANY VALUE
UNITED STATES—continued
268,536 Roche Holding AG. $ 83,828,983
TOTAL UNITED STATES 266,455,734
TOTAL COMMON STOCKS 6,568,105,048
(Cost $5,524,059,974)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 02/15/23 4,991,282
TOTAL GOVERNMENT AGENCY DEBT 4,991,282
REPURCHASE AGREEMENT - 1 .0%
68,695,000 r Fixed Income Clearing Corp (FICC) 4 .300 02/01/23 68,695,000
TOTAL REPURCHASE AGREEMENT 68,695,000
TREASURY DEBT - 0 .2%
10,000,000 United States Treasury Bill 0 .000 02/23/23 9,972,790
TOTAL TREASURY DEBT 9,972,790
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
190,725 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 190,725
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 190,725
TOTAL SHORT-TERM INVESTMENTS 83,849,797
(Cost $83,849,976)
TOTAL INVESTMENTS - 100.4% 6,651,954,845
(Cost $5,607,909,950)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (25,379,403)
NET ASSETS - 100.0% $ 6,626,575,442
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
r Agreement with Fixed Income Clearing Corp (FICC), 4.300% dated 1/31/23 to be repurchased at $68,695,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $70,068,944.

International Opportunities Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY VALUE
COMMON STOCKS - 99.9%
AUSTRALIA - 5 .1%
1,803,886 Australia & New Zealand Banking Group Ltd $ 32,102,658
183,496 * Flutter Entertainment plc 28,470,476
1,180,843 IDP Education Ltd 26,277,821
522,735 Mineral Resources Ltd 33,094,392
4,173,477 *,e PointsBet Holdings Ltd 4,205,540
TOTAL AUSTRALIA 124,150,887
BRAZIL - 5 .9%
4,657,000 Itau Unibanco Holding S.A. 23,237,754
1,797,100 Localiza Rent A Car 20,961,387
30,120,200 * Magazine Luiza S.A. 26,285,382
3,359,131 * NU Holdings Ltd 15,619,959
3,170,400 * Petro Rio S.A. 26,293,529
1,597,600 Vale S.A. 29,743,943
TOTAL BRAZIL 142,141,954
CANADA - 12 .9%
1,094,779 Alimentation Couche-Tard, Inc 49,993,440
472,237 e Bank of Montreal 47,523,606
1,216,947 e Cameco Corp 34,051,285
778,892 e Dollarama, Inc 46,579,562
1,175,791 *,e Lightspeed Commerce, Inc 21,270,369
485,882 e Nutrien Ltd 40,220,242
789,861 * Shopify, Inc (Class A) 38,924,645
990,087 Suncor Energy, Inc 34,363,397
TOTAL CANADA 312,926,546
CHINA - 4 .5%
1,326,057 JD.com, Inc 39,375,077
467,250 *,g,h Meituan Dianping (Class B) 10,445,783
874,400 Silergy Corp 17,793,559
861,100 Tencent Holdings Ltd 41,960,464
TOTAL CHINA 109,574,883
DENMARK - 4 .5%
209,364 Carlsberg AS (Class B) 29,721,651
574,287 Novo Nordisk AS 79,475,444
TOTAL DENMARK 109,197,095
FRANCE - 4 .9%
178,994 Essilor International S.A. 32,841,700
99,527 L'Oreal S.A. 41,095,853
165,360 Teleperformance 45,967,898
TOTAL FRANCE 119,905,451
GERMANY - 5 .5%
519,490 Bayer AG. 32,335,621
233,189 Beiersdorf AG. 28,350,560
149,726 Deutsche Boerse AG. 26,792,312
261,355 * Dr ING hc F Porsche AG. 31,074,777
636,498 * HelloFresh SE 15,474,078
TOTAL GERMANY 134,027,348
INDIA - 0 .8%
352,435 g Larsen & Toubro Infotech Ltd 18,941,834
TOTAL INDIA 18,941,834

Portfolio of investments
(unaudited)
International Opportunities Fund January 31, 2023

continued
SHARES COMPANY VALUE
INDONESIA - 1 .0%
81,473,400 Bank Rakyat Indonesia $ 24,985,270
TOTAL INDONESIA 24,985,270
IRELAND - 3 .2%
746,425 CRH plc 34,874,877
382,977 Keywords Studios plc 13,451,451
700,630 Smurfit Kappa Group plc 29,415,622
TOTAL IRELAND 77,741,950
ITALY - 5 .1%
749,925 Amplifon S.p.A. 20,707,865
2,467,945 Davide Campari-Milano NV 26,473,843
159,954 Ferrari NV 39,969,972
567,154 Moncler S.p.A 35,496,834
TOTAL ITALY 122,648,514
JAPAN - 11 .1%
745,800 BayCurrent Consulting, Inc 31,703,619
934,900 Benefit One, Inc 15,430,561
279,500 GMO Payment Gateway, Inc 25,862,674
1,548,600 MonotaRO Co Ltd 23,458,739
280,500 Murata Manufacturing Co Ltd 16,027,906
2,214,000 Nikon Corp 21,859,721
287,200 Paltac Corp 10,398,667
896,500 Recruit Holdings Co Ltd 28,831,674
134,199 * SHIFT, Inc 25,046,306
828,500 SMS Co Ltd 21,793,286
1,001,900 TechnoPro Holdings, Inc 31,194,323
51,200 Tokyo Electron Ltd 17,895,637
TOTAL JAPAN 269,503,113
NETHERLANDS - 6 .5%
19,192 *,g Adyen NV 29,016,519
102,165 ASML Holding NV 67,597,231
4,162,189 ING Groep NV 60,269,582
TOTAL NETHERLANDS 156,883,332
NORWAY - 2 .8%
1,124,765 Aker BP ASA 34,262,292
1,104,025 Equinor ASA 33,646,975
TOTAL NORWAY 67,909,267
PHILIPPINES - 1 .0%
8,156,104 BDO Unibank, Inc 18,395,566
5,869,880 Robinsons Retail Holdings, Inc 6,258,843
TOTAL PHILIPPINES 24,654,409
PORTUGAL - 1 .2%
1,372,734 Jeronimo Martins SGPS S.A. 29,803,053
TOTAL PORTUGAL 29,803,053
SPAIN - 1 .4%
526,046 * Amadeus IT Holding S.A. 33,142,977
142,139 *,†,e Let's GOWEX S.A. 1,545
TOTAL SPAIN 33,144,522
SWEDEN - 4 .2%
181,326 g Evolution Gaming Group AB 20,379,420
2,395,336 Hexagon AB 27,458,938
777,037 e Intrum Justitia AB 10,056,088

Portfolio of investments
(unaudited)
International Opportunities Fund January 31, 2023

continued
SHARES COMPANY VALUE
SWEDEN—continued
3,901,543 † Swedish Match AB $ 42,930,553
TOTAL SWEDEN 100,824,999
SWITZERLAND - 2 .4%
7,159 Givaudan S.A. 23,211,124
63,005 Lonza Group AG. 35,940,657
TOTAL SWITZERLAND 59,151,781
TAIWAN - 3 .6%
1,197,540 Dadi Early-Childhood Education Group Ltd 4,206,595
890,000 Eclat Textile Co Ltd 14,842,788
2,559,349 Hota Industrial Manufacturing Co Ltd 6,184,648
2,998,000 Taiwan Semiconductor Manufacturing Co Ltd 52,905,051
99,926 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 9,266,138
TOTAL TAIWAN 87,405,220
UNITED KINGDOM - 8 .7%
797,329 Ashtead Group plc 52,519,082
3,876,799 Beazley plc 31,903,720
682,122 Compass Group plc 16,294,532
5,499,130 *,e Darktrace plc 14,284,773
409,060 Dechra Pharmaceuticals plc 14,507,781
2,177,451 Electrocomponents plc 25,314,711
752,356 Fevertree Drinks plc 10,144,019
91,356 Linde plc (Xetra) 30,222,352
8,740,158 Tritax Big Box REIT plc 16,840,242
TOTAL UNITED KINGDOM 212,031,212
UNITED STATES - 3 .6%
177,248 Ferguson plc 24,973,349
76,379 * Lululemon Athletica, Inc 23,439,188
121,599 Roche Holding AG. 37,959,605
TOTAL UNITED STATES 86,372,142
TOTAL COMMON STOCKS 2,423,924,782
(Cost $1,884,275,990)
REFERENCERATE & SPREAD
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,504 PointsBet Holdings Ltd 07/08/24 0
TOTAL AUSTRALIA 0
TOTAL RIGHTS/WARRANTS 0
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 1 .0%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 02/03/23 4,998,725
10,000,000 FHLB 0 .000 02/15/23 9,982,563
10,000,000 FHLB 0 .000 04/14/23 9,906,898
TOTAL GOVERNMENT AGENCY DEBT 24,888,186

Portfolio of investments
(unaudited)
International Opportunities Fund January 31, 2023

concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 0 .4%
$ 9,040,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 $ 9,040,000
TOTAL REPURCHASE AGREEMENT 9,040,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .5%
12,463,841 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 12,463,841
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 12,463,841
TOTAL SHORT-TERM INVESTMENTS 46,392,027
(Cost $46,395,636)
TOTAL INVESTMENTS - 101.8% 2,470,316,809
(Cost $1,930,671,626)
OTHER ASSETS & LIABILITIES, NET - (1.8)% (44,472,483)
NET ASSETS - 100.0% $ 2,425,844,326
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,403,233.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $9,040,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $9,220,862.

Quant International Small-Cap Equity Fund January 31, 2023
Portfolio of investments
(unaudited)

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 99.7%
AUSTRALIA - 6 .4%
1,267,787 Abacus Property Group $ 2,512,216
299,596 AUB Group Ltd 5,018,510
146,217 Bank of Queensland Ltd (ASE) 723,021
4,522,044 Beach Petroleum Ltd 4,859,327
1,391,275 Centuria Industrial REIT 3,308,014
116,987 Centuria Office REIT 132,816
11,059 Champion Iron Ltd 56,274
162,789 Charter Hall Education Trust 401,700
1,898,973 Charter Hall Long Wale REIT 6,145,501
4,102,780 g Coronado Global Resources, Inc 5,944,498
22,823 Futuris Corp Ltd 157,129
288,607 Growthpoint Properties Australia Ltd 666,626
178,853 Home Consortium 585,466
1,043,129 HomeCo Daily Needs REIT 1,001,261
833,973 Iluka Resources Ltd 6,417,152
871,693 Incitec Pivot Ltd 2,131,472
85,091 Independence Group NL 884,544
1,421,707 Macquarie CountryWide Trust 4,037,364
1,004,770 * Mincor Resources NL 1,086,570
300,357 Monadelphous Group Ltd 2,960,376
500,802 e New Hope Corp Ltd 2,075,527
1,284,887 Nufarm Ltd 5,406,577
1,767,496 Perenti Global Ltd 1,570,446
3,993,143 Perseus Mining Ltd 6,066,692
3,162,394 Qube Logistics Holdings Ltd 6,876,553
1,103,936 Region RE Ltd 2,118,337
339,566 SmartGroup Corp Ltd 1,360,623
2,332 Super Retail Group Ltd 21,044
873,005 United Malt Grp Ltd 2,257,345
429,616 * West African Resources Ltd 340,443
TOTAL AUSTRALIA 77,123,424
AUSTRIA - 0 .8%
129,213 g BAWAG Group AG. 8,004,077
110,193 Raiffeisen International Bank Holding AG. 1,982,610
TOTAL AUSTRIA 9,986,687
BELGIUM - 0 .3%
115,702 Fagron NV 1,710,739
12,577 KBC Ancora 617,502
8,733 Melexis NV 930,278
TOTAL BELGIUM 3,258,519
BRAZIL - 2 .2%
322,400 Blau Farmaceutica S.A. 1,847,530
1,006,199 Cia Brasileira de Distribuicao 4,107,016
1,467,200 Cia de Saneamento de Minas Gerais-COPASA 4,231,390
1,305,800 Enauta Participacoes S.A. 3,871,381
553,400 Jalles Machado S.A. 807,812
1,299,700 Metalurgica Gerdau S.A. 3,709,917
1,819,490 Odontoprev S.A. 4,078,915
197,100 Uniao de Industrias Petroquimicas S.A. 3,313,538
TOTAL BRAZIL 25,967,499
CANADA - 6 .7%
37,506 AG Growth International Inc 1,404,061
135,714 Atco Ltd 4,318,613
626,812 * Calibre Mining Corp 508,780
132,859 Definity Financial Corp 3,579,719

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
CANADA—continued
234,725 e Enerplus Corp $ 4,165,088
292,656 Finning International, Inc 8,256,966
416,464 e Freehold Royalty Trust 5,033,062
1,006,398 e Headwater Exploration, Inc 4,916,453
271,900 * Interfor Corp 5,437,796
14,977 g Jamieson Wellness, Inc 417,269
187,560 *,e Kelt Exploration Ltd 644,207
222,244 Killam Apartment Real Estate Investment Trust 3,073,383
71,611 * Major Drilling Group International 593,641
7,702 Morguard Corp 679,117
180,668 e PrairieSky Royalty Ltd 3,104,032
52,318 * Precision Drilling Corp 4,170,341
17,600 * Solaris Resources, Inc 91,932
46,683 e Superior Plus Corp 377,520
1,338,825 e Tamarack Valley Energy Ltd 4,849,977
322,726 Topaz Energy Corp 5,018,377
368,787 * Torex Gold Resources, Inc 5,069,418
105,218 Tourmaline Oil Corp 4,903,662
143,610 e TransAlta Corp 1,394,492
548,264 e TransAlta Renewables, Inc 5,043,592
690,656 * Trican Well Service Ltd 1,785,620
41,915 * Uni-Select, Inc 1,250,000
124,792 * Well Health Technologies Corp 335,767
TOTAL CANADA 80,422,885
CHILE - 0 .2%
15,421,785 Colbun S.A. 1,794,661
235,238 Inversiones Aguas Metropolitanas S.A. 138,695
TOTAL CHILE 1,933,356
CHINA - 2 .6%
975,000 *,g Akeso, Inc 5,931,088
84,250 e,g A-Living Services Co Ltd 106,620
3,911,200 China BlueChemical Ltd 1,075,197
812,000 g China New Higher Education Group Ltd 415,355
716,000 China Oriental Group Co Ltd 147,342
648,000 China Shineway Pharmaceutical Group Ltd 604,974
381,500 China Tobacco International HK Co Ltd 589,179
2,903,149 China XLX Fertiliser Ltd 1,698,093
4,565,760 *,†,e China Zhongwang Holdings Ltd 5,823
8,090,000 Citic Resources Holdings Ltd 511,798
702,000 Citic Telecom International Holdings Ltd 250,062
1,468,000 Cofco International Ltd 547,050
1,990,000 CSSC Hong Kong Shipping Co Ltd 327,830
313,000 e
Excellence Commercial Property & Facilities
Management Group Ltd 157,789
4,220,000 *,†,e Fire Rock Holdings Ltd 226,038
1,379,000 Fu Shou Yuan International Group Ltd 1,163,554
9,228,023 Fushan International Energy Group Ltd 3,342,592
3,094,000 g Greentown Management Holdings Co Ltd 2,555,947
614,000 g Haitong UniTrust International Leasing Co Ltd 72,824
650,000 * Harbin Power Equipment 333,665
97,300 Hopson Development Holdings Ltd 115,325
1,552,500 *,e HUTCHMED China Ltd 5,732,498
1,005,100 e Jinke Smart Services Group Co Ltd 1,785,551
493,000 JNBY Design Ltd 639,477
2,944,000 Kinetic Development Group Ltd 240,291
1,348,000 Shoucheng Holdings Ltd 324,079
278,400 Shui On Land Ltd 37,707
880,500 Sinopec Engineering Group Co Ltd 443,831
1,808,000 Sinopec Kantons Holdings Ltd 641,991

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
CHINA—continued
650,000 Tianjin Port Development Holdings Ltd $ 53,042
654,000 VST Holdings Ltd 409,196
575,900 Yanlord Land Group Ltd 487,738
TOTAL CHINA 30,973,546
CZECH REPUBLIC - 0 .0%
617 Philip Morris CR 473,776
TOTAL CZECH REPUBLIC 473,776
DENMARK - 1 .8%
336,279 Alm Brand AS 624,069
46,000 * Jyske Bank 3,317,674
67,435 Matas A.S. 733,846
93,651 * NKT Holding AS 5,843,995
18,548 PER Aarsleff A.S. 769,818
9,626 Solar Holdings AS (B Shares) 889,367
16,386 Spar Nord Bank AS 261,010
117,841 Sydbank AS 5,373,348
77,958 Topdanmark AS 4,207,993
TOTAL DENMARK 22,021,120
EGYPT - 0 .3%
1,025,868 Abou Kir Fertilizers & Chemical Industries 1,464,853
904,139 Centamin plc 1,239,452
79,197 Misr Fertilizers Production Co SAE 402,405
TOTAL EGYPT 3,106,710
FINLAND - 0 .4%
170,100 Kesko Oyj (B Shares) 3,962,221
25,014 Marimekko Oyj 250,784
TOTAL FINLAND 4,213,005
FRANCE - 2 .8%
2,971,079 * Air France-KLM 5,022,610
20,012 Beneteau S.A. 328,021
5,431,948 * CGG S.A. 4,574,575
12,866 Cie des Alpes 203,476
32,648 Derichebourg 224,071
157,497 Elis S.A. 2,766,169
32,989 Eramet 3,297,022
395,158 Etablissements Maurel et Prom 1,587,878
51,080 * McPhy Energy S.A. 777,458
53,476 Nexans S.A. 5,670,785
16,346 Rubis S.C.A 457,448
10,980 Sa des Ciments Vicat 306,601
278,355 SPIE S.A. 7,599,164
4,486 Vilmorin & Cie 225,559
TOTAL FRANCE 33,040,837
GEORGIA - 0 .0%
15,372 TBC Bank Group plc 451,042
TOTAL GEORGIA 451,042
GERMANY - 3 .1%
2,499 Amadeus Fire AG 348,096
25,227 Aurubis AG. 2,667,927
65,718 * CureVac NV 728,371
17,487 Elmos Semiconductor AG. 1,188,021
59,937 ElringKlinger AG. 521,691
67,941 Gerresheimer AG. 5,024,515
193,886 Hensoldt AG. 5,621,372

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
GERMANY—continued
4,570 Hornbach Holding AG. & Co KGaA $ 404,853
121,362 Hugo Boss AG. 8,241,712
260,479 K&S AG. 6,234,941
12,552 KWS Saat AG. 850,873
19,856 * Medios AG. 389,298
16,803 *,g Montana Aerospace AG. 307,529
90,148 * Morphosys AG. 1,811,118
70,433 * PVA TePla AG. 1,680,091
586 Steico SE 31,542
25,434 TAG Tegernsee Immobilien und Beteiligungs AG. 217,813
51,528 Wacker Construction Equipment AG. 1,019,833
TOTAL GERMANY 37,289,596
GREECE - 0 .5%
39,879 * Aegean Airlines S.A. 282,937
78,464 Hellenic Petroleum S.A. 662,379
206,100 Holding CO ADMIE IPTO S.A. 446,181
157,935 Motor Oil Hellas Corinth Refineries S.A. 3,859,582
446,443 * Piraeus Financial Holdings S.A. 924,617
36,206 Sarantis S.A. 303,083
TOTAL GREECE 6,478,779
GUERNSEY, C.I. - 0 .0%
369,839 BMO Commercial Property Trust Ltd 362,029
TOTAL GUERNSEY, C.I. 362,029
HONG KONG - 1 .0%
574,100 ASM Pacific Technology 4,741,850
3,196,000
China Grand Pharmaceutical and Healthcare Holdings
Ltd 1,991,764
2,089,000 Digital China Holdings Ltd 1,065,431
1,021,200 Far East Consortium 267,347
863,000 Hang Lung Group Ltd 1,592,594
2,834,600 Hutchison Port Holdings Trust 583,225
182,000 IVD Medical Holding Ltd 45,261
772,000 e Nissin Foods Co Ltd 667,262
739,800 PCCW Ltd 363,510
149,000 Sun Hung Kai & Co Ltd 63,677
TOTAL HONG KONG 11,381,921
HUNGARY - 0 .0%
353,745 Magyar Telekom 375,578
TOTAL HUNGARY 375,578
INDIA - 5 .1%
1,141,709 * Alok Industries Ltd 187,442
16,854 Amara Raja Batteries Ltd 117,004
55,053 APL Apollo Tubes Ltd 771,595
40,566 Astral Polytechnik Ltd 1,020,744
9,473 AstraZeneca Pharma India Ltd 389,111
62,101 Bajaj Electricals Ltd 816,168
7,548 Bayer CropScience Ltd 410,744
374,145 Bharat Dynamics Ltd 4,339,336
6,029 Blue Dart Express Ltd 465,926
76,961 BSE Ltd 484,417
49,110 Caplin Point Laboratories Ltd 416,413
1,071,314 Castrol India Ltd 1,545,420
60,738 Central Depository Services India Ltd 776,747
137,147 Chambal Fertilizers & Chemicals Ltd 526,336
57,211 g Cochin Shipyard Ltd 358,512
425,013 Coromandel International Ltd 4,660,130

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
INDIA—continued
8,121 Cummins India Ltd $ 142,947
25,910 Emami Ltd 140,529
261,647 Finolex Cables Ltd 1,775,954
9,465 GHCL Ltd 56,992
3,243 Gillette India Ltd 193,906
70,192 GlaxoSmithKline Pharmaceuticals Ltd 1,069,635
87,161 Glenmark Pharmaceuticals Ltd 409,498
89,822 GMM Pfaudler Ltd 1,807,551
146,985 Godfrey Phillips India Ltd 3,464,118
11,156 Gujarat Alkalies & Chemicals Ltd 93,934
1,365 Gujarat Fluorochemicals Ltd 46,528
936,437 Gujarat Mineral Development Corp Ltd 1,626,943
433,696 Gujarat Narmada Valley Fertilizers Co Ltd 2,924,679
251,336 Gujarat Pipavav Port Ltd 289,458
53,861 Happiest Minds Technologies Ltd 560,668
26,435 g ICICI Securities Ltd 159,714
2,169,244 g Indian Energy Exchange Ltd 3,689,612
14,903,946 * Jaiprakash Power Ventures Ltd 1,307,549
142,533 Kaveri Seed Co Ltd 922,162
90,772 * Latent View Analytics Ltd 412,408
8,474 Linde India Ltd 344,731
32,332 Mahanagar Gas Ltd 349,716
50,470 Manappuram General Finance & Leasing Ltd 71,242
7,866 Merck Ltd 393,381
10,250 Multi Commodity Exchange of India Ltd 190,238
336,220 Nagarjuna Construction Co 372,086
4,958,828 National Aluminium Co Ltd 5,088,766
1,326,685 NBCC India Ltd 596,360
15,261 g Nippon Life India Asset Management Ltd 46,511
7,036 Oracle Financial Services Software Ltd 262,789
55,784 Polycab India Ltd 1,997,853
149,061 Rain Commodities Ltd 309,146
271,217 Redington India Ltd 616,093
13,053,344 * Reliance Power Ltd 2,041,885
25,613 Route Mobile Ltd 386,938
2,989 SKF India Ltd 160,704
4,558 Solar Industries India Ltd 223,504
40,656 Sonata Software Ltd 302,487
168,025 Sumitomo Chemical India Ltd 935,161
705,594 Triveni Turbine Ltd 2,347,345
353,049 TVS Motor Co Ltd 4,488,470
806,465 Vakrangee Ltd 267,085
24,380 Vinati Organics Ltd 547,057
4,121 VST Industries Ltd 152,478
36,326 Zydus Wellness Ltd 621,352
TOTAL INDIA 61,494,208
INDONESIA - 1 .9%
4,613,600
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT 420,118
5,291,700 Bank Pembangunan Daerah Jawa Timur Tbk PT 259,597
1,592,100 Bumitama Agri Ltd 736,405
3,684,000 First Pacific Co 1,284,735
1,359,060 First Resources Ltd 1,592,800
19,027,500 Golden Agri-Resources Ltd 3,624,726
30,283,937 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,525,308
2,609,700 Matahari Department Store Tbk PT 765,102
14,936,800 * Mitra Adiperkasa Tbk PT 1,297,251
1,636,700 PT Astra Agro Lestari Tbk 898,819
253,189,692 * PT Benakat Petroleum Energy 3,011,904
14,436,700 PT Harum Energy Indonesia Tbk 1,673,898

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
INDONESIA—continued
14,961,500 PT Indika Energy Tbk $ 2,413,577
10,380,100
PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk 734,808
8,250,400 PT Sawit Sumbermas Sarana Tbk 872,374
5,648,800 PT Tambang Batubara Bukit Asam Tbk 1,284,228
TOTAL INDONESIA 22,395,650
IRELAND - 0 .1%
42,065 Bank of Ireland Group plc 449,416
202,149 Origin Enterprises plc 916,425
TOTAL IRELAND 1,365,841
ISRAEL - 2 .2%
2,306,279 Bezeq Israeli Telecommunication Corp Ltd 3,821,995
11,895 Carasso Motors Ltd 75,899
20,434 Danya Cebus Ltd 526,576
15,429 * Fattal Holdings 1998 Ltd 1,492,484
137,745 First International Bank Of Israel Ltd 5,564,045
73,125 Gazit Globe Ltd 285,834
198,611 Harel Insurance Investments & Finances Ltd 1,921,309
8,441 IDI Insurance Co Ltd 201,808
1,918 Israel Corp Ltd 711,667
15,457 Ituran Location and Control Ltd 339,281
25,072 Magic Software Enterprises Ltd 407,554
17,691 Malam-Team Ltd 375,706
32,019 * OY Nofar Energy Ltd 861,984
235,854 Plus500 Ltd 5,405,461
15,794 Rami Levi Chain Stores Hashikma Marketing Ltd 1,005,340
2,197 * Scope Metals Group Ltd 81,698
491,895 Shufersal Ltd 2,760,165
TOTAL ISRAEL 25,838,806
ITALY - 1 .5%
118,528 ACEA S.p.A. 1,816,972
242,308 Banca Popolare di Sondrio SCARL 1,190,088
45,716 Danieli & Co S.p.A. (RSP) 852,482
1,787,880 Iride S.p.A. 3,238,010
6,266 Italmobiliare S.p.A 167,838
16,401 MARR S.p.A. 215,648
424,500 Piaggio & C S.p.A. 1,603,625
19,917 Reply S.p.A 2,585,369
170,338 * Saras S.p.A. 295,321
23,270 Sesa S.p.A 3,166,494
21,439 SOL S.p.A. 473,069
164,834 Tamburi Investment Partners S.p.A. 1,371,261
25,410 Zignago Vetro S.p.A. 433,729
TOTAL ITALY 17,409,906
JAPAN - 19 .3%
40,500 Aeon Delight Co Ltd 961,435
75,300 Alfresa Holdings Corp 942,530
648,500 Amada Co Ltd 5,825,323
127,700 *,e Bengo4.com, Inc 2,657,735
3,000 * C Uyemura & Co Ltd 153,192
46,000 * Canon Electronics, Inc 604,523
53,300 *,e CellSource Co Ltd 1,504,002
60,700 e Chudenko Corp 1,000,933
243,200 Coca-Cola West Japan Co Ltd 2,560,620
20,100 Comture Corp 386,473
91,000 Digital Arts, Inc 4,064,708
60,900 Doutor Nichires Holdings Co Ltd 876,476

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
29,900 Eiken Chemical Co Ltd $ 366,136
357,700 Electric Power Development Co 5,772,751
25,740 Fuji Machine Manufacturing Co Ltd 428,573
879,100 Fujikura Ltd 6,682,354
63,900 Fujimi, Inc 3,240,679
75,500 Funai Soken Holdings, Inc 1,634,017
74,100 Fuso Chemical Co Ltd 2,105,409
17,200 Fuyo General Lease Co Ltd 1,182,115
82,100 Geo Holdings Corp 1,199,352
6,000 Hanwa Co Ltd 191,047
888,000 Hitachi Zosen Corp 5,880,102
569,400 Iino Kaiun Kaisha Ltd 4,031,411
86,400 Inaba Denki Sangyo Co Ltd 1,877,112
525,900 Infomart Corp 1,701,317
215,100 Insource Co Ltd 2,419,986
1,199 ITOCHU Advance Logistics Investment Corp 1,289,736
103,900 Itochu Enex Co Ltd 890,568
327,500 e Jafco Co Ltd 5,844,275
219,900 Japan Petroleum Exploration Co 7,128,415
2,800 Japan Pulp & Paper Co Ltd 118,135
287,200 JCR Pharmaceuticals Co Ltd 3,543,585
38,000 Justsystems Corp 946,380
10,800 Kanamoto Co Ltd 187,844
238,600 Kandenko Co Ltd 1,603,665
21,700 Kanematsu Electronics Ltd 1,036,331
109,600 Kanto Denka Kogyo Co Ltd 850,821
166,000 Kawasaki Heavy Industries Ltd 3,798,513
33,200 e Kentucky Fried Chicken Japan Ltd 714,629
135,400 Kinden Corp 1,551,893
7,600 * Kintetsu Department Store Co Ltd 150,435
166,400 Kitz Corp 1,053,754
590,200 Kobe Steel Ltd 3,179,720
64,200 Komeri Co Ltd 1,316,993
16,100 Konoike Transport Co Ltd 191,007
17,500 Kyokuto Kaihatsu Kogyo Co Ltd 201,027
860,800 Kyushu Electric Power Co, Inc 4,955,313
36,200 Lintec Corp 626,876
6,900 * M&A Capital Partners Co Ltd 233,703
37,300 Mandom Corp 422,883
12,800 Maruzen Showa Unyu Co Ltd 310,162
15,000 Maxvalu Tokai Co Ltd 325,333
156,200 Mediceo Paltac Holdings Co Ltd 2,085,423
111,540 *,e Medley, Inc 3,952,234
73,000 METAWATER Co Ltd 963,541
32,600 Milbon Co Ltd 1,433,677
91,400 Mimasu Semiconductor Industry Co Ltd 1,812,907
308,600 Miraito Holdings Corp 3,763,439
30,100 Mitsubishi Research Institute, Inc 1,171,139
33,300 Mitsui Sugar Co Ltd 520,838
52,300 Mitsui-Soko Co Ltd 1,503,681
77,200 Mizuno Corp 1,751,630
38,500 Morita Holdings Corp 360,343
82,200 e MOS Food Services, Inc 1,949,684
8,300 Nichiden Corp 115,166
53,300 Nihon Unisys Ltd 1,392,554
60,400 Nippon Ceramic Co Ltd 1,125,811
156,100 Nippon System Development Co Ltd 2,804,473
45,600 Nishi-Nippon Financial Holdings, Inc 379,551
43,700 Nissan Shatai Co Ltd 303,639
124,600 Nissin Electric Co Ltd 1,291,873
13,220 Nittetsu Mining Co Ltd 368,141

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
JAPAN—continued
7,900 Noevir Holdings Co Ltd $ 347,876
129,300 NOF Corp 5,507,817
283,900 e Nomura Co Ltd 2,042,691
69,100 Noritsu Koki Co Ltd 1,251,564
12,800 Oiles Corp 152,347
11,400 Okamoto Industries, Inc 343,091
70,100 Okuma Holdings, Inc 2,841,366
88,600 * Osaka Titanium Technologies 2,513,973
91,600 Pacific Metals Co Ltd 1,414,210
269,800 PHC Holdings Corp 3,200,966
426,400 Pola Orbis Holdings, Inc 6,151,978
53,800 Prima Meat Packers Ltd 912,672
66,340 Raito Kogyo Co Ltd 984,536
543,100 e Riso Kyoiku Co Ltd 1,526,248
487,500 Ryohin Keikaku Co Ltd 5,405,469
32,200 Ryoshoku Ltd 776,159
106,100 Sakata Seed Corp 3,389,691
180,600 Sankyo Co Ltd 7,294,726
217,500 Seria Co Ltd 4,779,593
7,600 Shibuya Kogyo Co Ltd 148,203
273,900 Shikoku Electric Power Co, Inc 1,583,609
51,800 Shinko Plantech Co Ltd 526,679
163,140 Shinwa Kaiun Kaisha Ltd 4,913,213
72,100 Shoei Co Ltd 2,776,254
689,700 Sky Perfect Jsat Corp 2,662,459
36,100 Star Micronics Co Ltd 470,997
3,300 Strike Co Ltd 106,920
608,600 Sumitomo Dainippon Pharma Co Ltd 4,278,984
208,400 Suzuken Co Ltd 5,488,859
11,000 Taihei Dengyo Kaisha Ltd 294,729
28,200 e Taisho Pharmaceutical Holdings Co Ltd 1,186,252
262,300 Takara Bio, Inc 3,472,343
44,200 Takasago Thermal Engineering Co Ltd 640,965
190,100 e Takeuchi Manufacturing Co Ltd 4,207,377
77,200 Takiron Co Ltd 311,107
11,432 Tamron Co Ltd 277,136
48,800 TKC 1,390,514
12,100 Tokai Corp (GIFU) 182,081
5,800 Tokyo Seimitsu Co Ltd 199,693
222,100 Tokyo Steel Manufacturing Co Ltd 2,416,521
40,200 Torii Pharmaceutical Co Ltd 963,239
180,800 UBE Industries Ltd 2,835,913
19,800 * Universal Entertainment Corp 376,399
16,800 Wakita & Co Ltd 156,706
109,500 Yamato Kogyo Co Ltd 4,150,230
90,700 Yellow Hat Ltd 1,243,499
13,200 Yokogawa Bridge Holdings Corp 203,740
181,220 Yonex Co Ltd 1,772,265
TOTAL JAPAN 231,845,910
KOREA, REPUBLIC OF - 4 .0%
237,849 * ABLBio, Inc 3,806,070
167,144 * Boryung Pharmaceutical Co Ltd 1,313,152
18,440 * Chong Kun Dang Pharmaceutical Corp 1,224,500
88,779 Daewoo International Corp 1,699,899
60,760 * Daewoong Co Ltd 1,096,374
60,305 * Daishin Securities Co Ltd 660,273
28,387 * Daishin Securities Co Ltd PF 284,412
5,531 Dong-A Pharmaceutical Co Ltd 456,889
8,556 * Dong-A ST Co Ltd 450,099
17,409 * Golfzon co Ltd 2,004,222

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
1,476,209 * Hanwha Life Insurance Co Ltd $ 3,297,333
195,412 * Hyundai Marine & Fire Insurance Co Ltd 4,919,787
5,586 Innocean Worldwide, Inc 203,505
212,856 JB Financial Group Co Ltd 1,758,665
745,591 * Korea Line Corp 1,397,741
66,411 * LIG Nex1 Co Ltd 4,373,066
76,365 * LS Cable Ltd 4,389,543
28,949 Medy-Tox, Inc 3,152,789
15,753 Nong Shim Co Ltd 4,392,307
179,538 * SAM KANG M&T Co Ltd 3,033,143
5,777 * Sam Kwang Glass Ind Co Ltd 152,409
5,869 Shinyoung Securities Co Ltd 279,848
531,176 * SK Networks Co Ltd 1,757,521
26,738 * Tokai Carbon Korea Co Ltd 2,277,255
20,337 * Tongyang Life Insurance Co Ltd 79,076
TOTAL KOREA, REPUBLIC OF 48,459,878
KUWAIT - 0 .3%
360,647 Al Ahli Bank of Kuwait KSCP 404,202
1,627,642 Burgan Bank SAK 1,197,070
105,266 Humansoft Holding Co KSC 1,171,595
153,627 Kuwait International Bank KSCP 102,442
894,590 * Warba Bank KSCP 705,629
TOTAL KUWAIT 3,580,938
KYRGYZSTAN - 0 .1%
213,530 Centerra Gold, Inc 1,370,521
TOTAL KYRGYZSTAN 1,370,521
MALAYSIA - 0 .7%
1,208,100 Berjaya Auto BHD 615,421
91,000 British American Tobacco Malaysia BHD 270,373
106,400 Carlsberg Brewery-Malay BHD 587,950
856,650 Frontken Corp BHD 667,918
125,100 Genting Plantations BHD 178,013
214,200 Guinness Anchor BHD 1,405,990
2,152,900 IGB Real Estate Investment Trust 888,473
567,609 g Lotte Chemical Titan Holding BHD 209,269
3,081,100 Malakoff Corp BHD 499,203
414,200 Sunway Real Estate Investment 152,652
35,000 Ta Ann Holdings BHD 27,979
451,400 Time dotCom BHD 556,611
4,783,100 TSH Resources BHD 1,246,474
187,000 United Plantations BHD 680,137
5,089,200 YTL Corp BHD 675,685
TOTAL MALAYSIA 8,662,148
MALTA - 0 .1%
79,781 Kindred Group plc 803,971
TOTAL MALTA 803,971
MEXICO - 1 .0%
1,652,100 e,g Banco del Bajio S.A. 6,652,969
947,500 Bolsa Mexicana de Valores S.A. de C.V. 2,054,959
43,500 Concentradora Fibra Danhos S.A. de C.V. 57,544
591,900 g Macquarie Mexico Real Estate Management SA de CV 1,000,514
293,374 Regional SAB de C.V. 2,531,238
TOTAL MEXICO 12,297,224
NETHERLANDS - 1 .4%
145,593 Aalberts Industries NV 6,884,010

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
NETHERLANDS—continued
84,776 AMG Advanced Metallurgical Group NV $ 3,311,573
459,174 * Fugro NV 6,114,281
20,022 OCI NV 681,558
TOTAL NETHERLANDS 16,991,422
NEW ZEALAND - 0 .5%
355,120 Contact Energy Ltd 1,785,953
1,109,381 Fletcher Building Ltd 3,653,135
TOTAL NEW ZEALAND 5,439,088
NORWAY - 1 .6%
688,619 * Aker Carbon Capture AS. 1,020,676
83,281 Atea ASA 939,389
1,356,924 DNO International ASA 1,674,045
137,435 Kongsberg Gruppen ASA 5,471,520
283,396 * Odfjell Drilling Ltd 755,998
17,725 Protector Forsikring ASA 255,375
16,564 Sparebank Oestlandet 194,012
108,339 Sparebanken Nord-Norge 1,008,408
19,328 Stolt-Nielsen S.A. 508,188
360,844 TGS Nopec Geophysical Co ASA 5,974,532
420,232 * Vaccibody AS. 1,205,796
72,005 Veidekke ASA 743,486
TOTAL NORWAY 19,751,425
PHILIPPINES - 0 .4%
8,469,940 DMCI Holdings, Inc 1,710,035
290,100 Filinvest REIT Corp 30,307
1,152,500 RL Commercial REIT, Inc 124,897
4,139,400 Semirara Mining & Power Corp 2,433,084
TOTAL PHILIPPINES 4,298,323
POLAND - 0 .3%
35,587 Asseco Poland S.A. 626,286
44,927 Ciech S.A. 498,597
555,032 * Enea S.A. 866,075
120,171 * Grupa Azoty S.A. 1,263,010
74,914 g X-Trade Brokers Dom Maklerski S.A. 573,510
TOTAL POLAND 3,827,478
PORTUGAL - 0 .3%
383,781 * Greenvolt-Energias Renovaveis S.A. 3,217,307
22,412 Semapa-Sociedade de Investimento e Gestao 295,787
TOTAL PORTUGAL 3,513,094
QATAR - 0 .0%
630,962 Vodafone Qatar 297,919
TOTAL QATAR 297,919
RUSSIA - 0 .0%
81,310 *,† Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0 .9%
126,871 Abdullah Al Othaim Markets Co 3,569,055
117,413 * Co for Cooperative Insurance 2,637,023
206,043 * Saudi Airlines Catering Co 4,168,138
TOTAL SAUDI ARABIA 10,374,216
SINGAPORE - 1 .0%
207,945 g BW LPG Ltd 1,721,008

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SINGAPORE—continued
371,000 Far East Hospitality Trust $ 189,664
7,148,600 NetLink NBN Trust 4,767,504
1,006,500 Raffles Medical Group Ltd 1,113,293
544,900 Sasseur Real Estate Investment Trust 338,447
1,793,100 Sheng Siong Group Ltd 2,240,891
390,900 * SIA Engineering Co Ltd 743,554
263,800 *,e Singapore Airport Terminal Services Ltd 608,772
793,300 StarHub Ltd 689,989
TOTAL SINGAPORE 12,413,122
SOUTH AFRICA - 0 .9%
63,973 Astral Foods Ltd 592,559
1,024,225 Coronation Fund Managers Ltd 2,059,045
626,865 Omnia Holdings Ltd 2,260,317
1,361,992 Pick'n Pay Stores Ltd 4,367,767
363,706 PSG Konsult Ltd 266,927
460,838 Super Group Ltd 731,542
TOTAL SOUTH AFRICA 10,278,157
SPAIN - 2 .0%
158,640 Applus Services S.A. 1,217,523
385,684 Ence Energia y Celulosa S.A. 1,270,959
466,195 Faes Farma S.A. (Sigma) 1,747,441
357,871 g Gestamp Automocion S.A. 1,580,120
18,847 Grupo Catalana Occidente S.A. 584,192
57,441 Pharma Mar S.A. 3,787,879
408,961 Prosegur Cia de Seguridad S.A. 925,609
207,306 * Solaria Energia y Medio Ambiente S.A. 4,253,644
3,989,136 g Unicaja Banco S.A. 4,903,249
32,012 *,e Vidrala S.A. 3,229,210
TOTAL SPAIN 23,499,826
SWEDEN - 4 .3%
263,918 AddTech AB 4,214,594
164,298 AF AB 2,965,993
585,772 * Alleima AB 2,929,228
47,169 g Ambea AB 177,066
358,379 Arjo AB 1,390,689
49,699 Beijer Alma AB 985,547
140,584 Billerud AB 1,633,197
76,117 BioGaia AB 669,052
115,562 Bure Equity AB 2,910,800
48,219 * Camurus AB 1,153,990
349,793 * Cint Group AB 1,312,923
700,300 Corem Property Group AB 641,119
60,723 e Creades AB 517,584
54,929 Dios Fastigheter AB 418,576
111,747 Fagerhult AB 521,463
32,083 Investment AB Oresund 384,253
128,539 Inwido AB 1,400,846
76,922 Mekonomen AB 852,554
16,623 Micronic AB 355,328
153,729 g Munters Group AB 1,473,970
99,481 e NCC AB (B Shares) 984,152
124,178 Nyfosa AB 1,082,819
19,208 * OX2 AB 148,279
85,557 Saab AB (Class B) 3,502,573
71,441 * Sdiptech AB 1,744,293
142,541 Sectra AB 2,018,623
102,111 Ssab Svenskt Stal AB (Series A) 729,852
1,041,612 Ssab Svenskt Stal AB (Series B) 7,098,235

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
SWEDEN—continued
2,112,950 * Stillfront Group AB $ 3,687,762
100,580 Synsam AB 411,708
112,028 Vitrolife AB 2,401,949
94,767 Wihlborgs Fastigheter AB 780,228
20,154 * Xvivo Perfusion AB 413,652
TOTAL SWEDEN 51,912,897
SWITZERLAND - 2 .3%
3,197,822 * Aryzta AG. 4,354,242
2,812 Belimo Holding AG. 1,483,174
9,453 BKW S.A. 1,359,363
11,745 Bucher Industries AG. 5,351,802
1,427 Burkhalter Holding AG. 132,600
70,114 DKSH Holding AG. 5,973,370
8,960 Helvetia Holding AG. 1,120,881
596 Inficon Holding AG. 624,014
192 LEM Holding S.A. 424,686
525,128 OC Oerlikon Corp AG. 3,605,397
7,841 Orior AG. 649,114
8,328 Swissquote Group Holding S.A. 1,504,090
10,904 Vetropack Holding AG. 503,034
8,451 Zehnder Group AG. 628,995
TOTAL SWITZERLAND 27,714,762
TAIWAN - 4 .3%
1,041,000 Asia Vital Components Co Ltd 3,710,503
15,000 Chang Wah Technology Co Ltd 15,837
1,430,000 China Bills Finance Corp 719,838
18,000 ECOVE Environment Corp 155,508
367,000 Faraday Technology Corp 2,099,281
456,000 Feng Hsin Iron & Steel Co 1,051,957
546,000 FLEXium Interconnect, Inc 1,829,277
116,000 Formosa Advanced Technologies Co Ltd 155,061
183,000 Global Unichip Corp 4,830,000
58,000 Grape King Industrial Co 334,173
240,000 Hannstar Board Corp 263,051
97,000 Hotai Finance Co Ltd 342,328
258,000 International Games System Co Ltd 4,268,331
536,000 Lung Yen Life Service Corp 682,017
1,248,000 * Medigen Vaccine Biologics Corp 3,058,674
56,034 * Mercuries Life Insurance Co Lt 10,344
2,734,000 Sesoda Corp 3,892,531
458,000 Shin Zu Shing Co Ltd 1,261,706
466,000 Shinkong Insurance Co Ltd 782,632
290,000 Simplo Technology Co Ltd 2,873,003
118,000 Sinbon Electronics Co Ltd 1,133,711
5,337,000 Sincere Navigation 3,623,923
2,364,000 Taiwan Fertilizer Co Ltd 4,407,482
721,000 Taiwan Glass Industrial Corp 563,772
168,000 Taiwan Secom Co Ltd 563,433
146,400 Tong Hsing Electronic Industries Ltd 1,123,587
145,000 Topco Scientific Co Ltd 820,282
15,000 Ttet Union Corp 72,018
711,000 TTY Biopharm Co Ltd 1,842,109
135,000 Tung Ho Steel Enterprise Corp 260,906
2,413,000 Wisdom Marine Lines Co Ltd 4,911,893
124,000 YungShin Global Holding Corp 176,351
TOTAL TAIWAN 51,835,519
THAILAND - 1 .3%
339,300 * Bangkok Aviation Fuel Services PCL 339,927

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
continued
SHARES COMPANY VALUE
THAILAND—continued
1,413,100 Bangkok Life Assurance PCL $ 1,252,141
1,069,700 Mega Lifesciences PCL 1,693,179
4,641,600 Sino Thai Engineering & Construction PCL 2,032,249
599,200 SPCG PCL 267,146
2,324,600 Supalai PCL 1,707,238
10,530,340 Thoresen Thai Agencies PCL 2,607,252
1,643,500 Tisco Bank PCL 5,113,522
841,700 TPI Polene Power PCL 89,310
TOTAL THAILAND 15,101,964
TURKEY - 0 .5%
456,760 * Migros Ticaret AS 3,353,830
1,199,178 Sok Marketler Ticaret AS. 1,683,124
2,941,969 Turkiye Sinai Kalkinma Bankasi AS 657,389
TOTAL TURKEY 5,694,343
UNITED ARAB EMIRATES - 0 .2%
185,639 * Borr Drilling Ltd 1,114,499
4,029,665 Dana Gas PJSC 909,544
TOTAL UNITED ARAB EMIRATES 2,024,043
UNITED KINGDOM - 9 .4%
82,179 Advanced Medical Solutions Group plc 257,338
85,589 AG. Barr plc 578,857
254,393 Alliance Pharma plc 197,586
17,884 Alpha Financial Markets Consulting plc 102,524
259,492 *,e,g Aston Martin Lagonda Global Holdings plc 530,265
263,453 Big Yellow Group plc 3,929,453
560,108 Britvic plc 5,365,409
294,342 Bytes Technology Group plc 1,404,343
1,423,478 Capital & Counties Properties 2,018,174
245,458 Central Asia Metals plc 854,956
682,662 Chemring Group plc 2,373,367
19,502 Clarkson plc 739,323
23,040 Computacenter plc 633,196
189,414 Diploma plc 6,407,383
1,328,915 DS Smith plc 5,817,867
1,241,208 * easyJet plc 7,560,924
16,003 Grafton Group plc 181,649
512,069 Halfords Group plc 1,295,436
464,468 Harbour Energy plc 1,796,472
25,631 Hill & Smith Holdings plc 398,149
829,814 Howden Joinery Group plc 7,080,619
377,286 Hunting plc 1,621,002
236,297 IG Group Holdings plc 2,323,337
611,754 Inchcape plc 6,897,356
1,708,000 Just Retirement Group plc 1,727,733
12,302 Kainos Group plc 223,403
10,586 Keller Group plc 105,582
23,757 Liontrust Asset Management plc 340,387
82,812 * Marlowe plc 512,516
204,841 Morgan Crucible Co plc 794,998
58,461 Morgan Sindall plc 1,183,449
1,325,950 * National Express Group plc 2,184,185
181,023 Polar Capital Holdings plc 1,156,042
350,177 Polypipe Group plc 1,411,710
1,137,439 QinetiQ plc 5,102,082
734,023 Redrow plc 4,708,207
1,479,618 Rotork plc 5,828,558
98,930 Safestore Holdings plc 1,231,846
343,642 Senior plc 646,503

Portfolio of investments
(unaudited)
Quant International Small-Cap Equity Fund January 31, 2023

TIAA-CREF Funds
concluded
SHARES COMPANY VALUE
UNITED KINGDOM—continued
222,540 Softcat plc $ 3,330,067
156,649 Spectris plc 6,210,345
1,214,835 Spirent Communications plc 3,292,314
1,270,379 Tritax Big Box REIT plc 2,447,723
47,707 Vesuvius plc 240,556
2,263,940 Virgin Money UK plc 5,416,937
88,386 WH Smith plc 1,745,407
289,459 Wickes Group plc 542,783
80,303 Workspace Group plc 499,958
146,878 YouGov plc 1,764,590
TOTAL UNITED KINGDOM 113,012,866
UNITED STATES - 2 .7%
152,554 iShares Core MSCI Emerging Markets ETF 7,760,422
63,728 iShares MSCI Canada Index Fund 2,283,374
334,088 e iShares MSCI EAFE Small-Cap ETF 20,426,140
169,032 * MDA Ltd 876,571
22,105 * Taro Pharmaceutical Industries Ltd 659,171
TOTAL UNITED STATES 32,005,678
TOTAL COMMON STOCKS 1,194,372,265
(Cost $1,154,865,090)
SHORT-TERM INVESTMENTS - 3.2%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .2%
$ 38,745,962 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340% 38,745,962
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 38,745,962
TOTAL SHORT-TERM INVESTMENTS 38,745,962
(Cost $38,745,962)
TOTAL INVESTMENTS - 102.9% 1,233,118,227
(Cost $1,193,611,052)
OTHER ASSETS & LIABILITIES, NET - (2.9)% (34,652,037)
NET ASSETS - 100.0% $ 1,198,466,190
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,500,304.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Social Choice International Equity Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY VALUE
COMMON STOCKS - 98.3%
AUSTRALIA - 5 .8%
103,207 APA Group $ 772,392
353,306 Aurizon Holdings Ltd 923,457
489,351 Australia & New Zealand Banking Group Ltd 8,708,681
11,414 Australian Stock Exchange Ltd 558,546
135,330 BlueScope Steel Ltd 1,845,425
133,935 Brambles Ltd 1,138,923
8,415 Cochlear Ltd 1,271,310
465,787 Coles Group Ltd 5,858,494
342,826 Fortescue Metals Group Ltd 5,415,126
134,218 Goodman Group 1,914,428
17,118 IDP Education Ltd 380,934
56,382 Independence Group NL 586,106
241,783 Insurance Australia Group Ltd 839,657
125,987 Lend Lease Corp Ltd 769,315
41,655 Macquarie Group Ltd 5,557,149
84,718 Mineral Resources Ltd 5,363,503
225,239 Newcrest Mining Ltd 3,578,844
98,399 Northern Star Resources Ltd 876,786
47,766 Orica Ltd 501,235
500,029 Origin Energy Ltd 2,654,939
231,543 * Pilbara Minerals Ltd 787,690
99,499 QBE Insurance Group Ltd 970,803
34,083 Ramsay Health Care Ltd 1,610,548
28,331 e REA Group Ltd 2,540,489
72,273 Seek Ltd 1,251,692
709,237 Transurban Group 6,953,457
186,464 Vicinity Centres 272,804
122,902 Wesfarmers Ltd 4,333,119
78,730 Wisetech Global Ltd 3,413,697
266,528 Woodside Energy Group Ltd 6,901,442
282,182 Woolworths Ltd 7,211,850
TOTAL AUSTRALIA 85,762,841
AUSTRIA - 0 .8%
133,850 Erste Bank der Oesterreichischen Sparkassen AG. 5,078,822
102,928 Mondi plc 1,941,000
77,589 OMV AG. 3,886,451
9,307 Voestalpine AG. 309,240
TOTAL AUSTRIA 11,215,513
BELGIUM - 1 .3%
13,342 Dieteren S.A. 2,549,861
83,540 KBC Groep NV 6,187,580
15,423 Solvay S.A. 1,797,265
60,483 UCB S.A. 4,965,933
91,229 Umicore S.A. 3,448,865
TOTAL BELGIUM 18,949,504
CHILE - 0 .3%
211,409 Antofagasta plc 4,542,449
TOTAL CHILE 4,542,449
CHINA - 1 .2%
1,497,517 BOC Hong Kong Holdings Ltd 5,233,653
115,791 Prosus NV 9,349,571
852,500 Wilmar International Ltd 2,650,440
TOTAL CHINA 17,233,664

Portfolio of investments
(unaudited)
Social Choice International Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
DENMARK - 2 .8%
10,904 Chr Hansen Holding A/S $ 805,096
15,833 Coloplast AS 1,911,588
45,400 * Demant A.S. 1,285,124
15,196 * Genmab AS 5,955,259
180,232 Novo Nordisk AS 24,942,264
21,200 Novozymes AS 1,103,175
17,137 g Orsted AS 1,526,084
8,777 Pandora AS 730,869
89,641 Vestas Wind Systems A.S. 2,623,039
TOTAL DENMARK 40,882,498
FINLAND - 0 .9%
28,301 Elisa Oyj (Series A) 1,612,396
23,571 Kesko Oyj (B Shares) 549,051
108,684 Neste Oil Oyj 5,195,343
33,572 Orion Oyj (Class B) 1,798,607
70,307 Stora Enso Oyj (R Shares) 1,005,065
71,775 UPM-Kymmene Oyj 2,601,572
3,049 Wartsila Oyj (B Shares) 28,999
TOTAL FINLAND 12,791,033
FRANCE - 10 .4%
95,722 * Accor S.A. 3,106,941
311,432 AXA S.A. 9,716,374
22,388 BioMerieux 2,282,364
128,517 Bouygues S.A. 4,233,856
113,173 Bureau Veritas S.A. 3,235,782
196,510 Cie Generale des Etablissements Michelin S.C.A 6,213,608
133,491 Danone 7,320,547
170,515 Dassault Systemes SE 6,341,605
46,644 Eiffage S.A. 4,982,072
48,341 Essilor International S.A. 8,869,574
24,399 Eurazeo 1,711,521
22,717 Fonciere Des Regions 1,559,394
7,636 Gecina S.A. 904,482
5,401 Hermes International 10,108,021
13,280 Kering 8,286,145
120,471 Klepierre 3,057,596
49,517 Legrand S.A. 4,415,137
33,294 L'Oreal S.A. 13,747,479
575,635 Orange S. A. 6,091,802
82,193 Publicis Groupe S.A. 5,797,863
5,764 SEB S.A. 602,776
226,346 Societe Generale 6,737,544
6,283 Teleperformance 1,746,591
294,205 Total S.A. 18,187,976
35,211 * Unibail-Rodamco-Westfield 2,265,007
30,833 * Unibail-Rodamco-Westfield 1,995,366
115,455 Valeo S.A. 2,523,241
403,481 Vivendi Universal S.A. 4,333,294
14,907 Wendel 1,578,473
TOTAL FRANCE 151,952,431
GERMANY - 7 .7%
24,317 Adidas-Salomon AG. 3,915,431
56,073 Allianz AG. 13,407,829
79,636 Bayerische Motoren Werke AG. 8,112,092
14,765 Brenntag AG. 1,102,178
19,676 Carl Zeiss Meditec AG. 2,839,605
24,893 g Covestro AG. 1,146,186
133,061 Daimler AG. (Registered) 9,901,339

Portfolio of investments
(unaudited)
Social Choice International Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
GERMANY—continued
32,851 Deutsche Boerse AG. $ 5,878,433
49,343 * Dr ING hc F Porsche AG. 5,866,820
53,820 Evonik Industries AG. 1,196,340
43,960 HeidelbergCement AG. 3,016,421
6,104 LEG Immobilien AG. 477,175
32,385 Merck KGaA 6,759,662
22,174 MTU Aero Engines Holding AG. 5,541,561
18,228 Muenchener Rueckver AG. 6,584,087
9,891 Puma AG. Rudolf Dassler Sport 675,440
134,282 SAP AG. 15,917,783
99,547 Siemens AG. 15,549,766
17,391 Symrise AG. 1,848,831
582,963 Telefonica Deutschland Holding AG. 1,717,043
19,070 *,g Zalando SE 889,330
TOTAL GERMANY 112,343,352
HONG KONG - 2 .7%
1,165,000 AIA Group Ltd 13,173,406
366,500 CLP Holdings Ltd 2,723,069
299,681 Hang Seng Bank Ltd 4,990,652
359,000 HKT Trust and HKT Ltd 470,353
115,638 Hong Kong Exchanges and Clearing Ltd 5,201,117
429,230 Link REIT 3,435,711
867,731 MTR Corp 4,643,669
278,968 Swire Pacific Ltd (Class A) 2,556,432
655,200 Swire Properties Ltd 1,841,476
TOTAL HONG KONG 39,035,885
IRELAND - 0 .9%
161,306 CRH plc 7,536,627
57,014 Kerry Group plc (Class A) 5,342,217
25,708 Smurfit Kappa Group plc 1,079,338
TOTAL IRELAND 13,958,182
ISRAEL - 0 .3%
545,857 Bank Hapoalim Ltd 4,913,016
TOTAL ISRAEL 4,913,016
ITALY - 2 .3%
69,722 Amplifon S.p.A. 1,925,251
319,042 Assicurazioni Generali S.p.A. 6,228,117
108,041 Coca-Cola HBC AG. 2,625,544
1,446,149 Enel S.p.A. 8,515,099
3,300,199 Intesa Sanpaolo S.p.A. 8,677,114
90,657 Moncler S.p.A 5,674,008
TOTAL ITALY 33,645,133
JAPAN - 21 .3%
58,500 e Aeon Co Ltd 1,199,348
154,700 Ajinomoto Co, Inc 5,100,241
85,714 * All Nippon Airways Co Ltd 1,897,086
137,300 Asahi Kasei Corp 1,040,409
228,100 Astellas Pharma, Inc 3,357,662
6,400 Azbil Corp 180,470
212,265 Chugai Pharmaceutical Co Ltd 5,502,987
9,127 Dai Nippon Printing Co Ltd 215,485
9,400 Daifuku Co Ltd 517,599
274,300 Daiichi Sankyo Co Ltd 8,614,921
25,075 Daikin Industries Ltd 4,355,391
93,649 Daiwa House Industry Co Ltd 2,248,982
97,232 East Japan Railway Co 5,421,482

Portfolio of investments
(unaudited)
Social Choice International Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
JAPAN—continued
62,848 Eisai Co Ltd $ 3,888,403
17,700 * Fanuc Ltd 3,127,405
5,500 Fast Retailing Co Ltd 3,340,476
72,300 Fujifilm Holdings Corp 3,826,198
43,372 Fujitsu Ltd 6,175,276
95,816 Hankyu Hanshin Holdings, Inc 2,847,884
21,900 * Hitachi Construction Machinery Co Ltd 516,475
70,141 Hulic Co Ltd 576,544
51,300 Ibiden Co Ltd 2,002,182
375,950 Inpex Holdings, Inc 4,131,179
178,500 JFE Holdings, Inc 2,353,638
99,200 JSR Corp 2,232,016
77,100 Kao Corp 3,116,524
260,596 KDDI Corp 8,141,914
3,600 Keio Corp 132,136
22,700 Keisei Electric Railway Co Ltd 662,136
26,146 Keyence Corp 12,036,802
73,200 Kikkoman Corp 3,871,701
46,365 Kintetsu Corp 1,509,875
104,100 Komatsu Ltd 2,558,201
109,572 Kubota Corp 1,646,680
8,600 Kurita Water Industries Ltd 388,877
48,200 Kyowa Hakko Kogyo Co Ltd 1,074,906
34,500 LIXIL Group Corp 595,600
463,300 Marubeni Corp 5,684,031
20,100 MEIJI Holdings Co Ltd 1,036,611
154,279 Mitsubishi Chemical Holdings Corp 865,728
227,079 Mitsubishi Corp 7,603,957
214,126 Mitsubishi Estate Co Ltd 2,752,187
123,200 Mitsui & Co Ltd 3,634,737
7,000 Mitsui Chemicals, Inc 164,770
236,000 Mitsui Fudosan Co Ltd 4,423,500
44,200 MS&AD Insurance Group Holdings Inc 1,417,658
62,800 Murata Manufacturing Co Ltd 3,588,422
86,801 NEC Corp 3,135,912
5,600 NGK Insulators Ltd 77,511
167,540 Nintendo Co Ltd 7,264,160
18,500 Nippon Express Holdings, Inc 1,073,605
172,000 Nippon Paint Co Ltd 1,570,270
298,254 Nippon Steel Corp 6,208,074
147,000 e Nippon Yusen Kabushiki Kaisha 3,496,961
32,913 Nissin Food Products Co Ltd 2,573,060
27,900 Nitto Denko Corp 1,803,384
1,349,800 * Nomura Holdings, Inc 5,386,822
21,100 Nomura Real Estate Holdings, Inc 465,053
111,200 Nomura Research Institute Ltd 2,669,642
48,485 Obayashi Corp 376,085
44,521 Odakyu Electric Railway Co Ltd 585,334
14,600 Omron Corp 844,764
71,200 Ono Pharmaceutical Co Ltd 1,544,946
38,782 Oriental Land Co Ltd 6,461,851
241,600 ORIX Corp 4,248,048
92,900 Osaka Gas Co Ltd 1,499,116
20,800 Otsuka Corp 684,310
398,806 Panasonic Corp 3,698,275
125,129 Recruit Holdings Co Ltd 4,024,181
919,700 Resona Holdings, Inc 5,089,366
6,224 Sekisui Chemical Co Ltd 87,188
17,563 e Sekisui House Ltd 331,928
74,200 SG Holdings Co Ltd 1,145,004
29,300 Shimadzu Corp 900,420

Portfolio of investments
(unaudited)
Social Choice International Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
JAPAN—continued
18,468 Shimizu Corp $ 103,526
42,500 Shin-Etsu Chemical Co Ltd 6,265,478
61,300 Shionogi & Co Ltd 2,921,220
85,000 Shiseido Co Ltd 4,417,960
419,800 e Softbank Corp 4,803,391
25,600 Sompo Holdings, Inc 1,102,051
158,615 Sony Corp 14,172,494
75,400 Sumisho Computer Systems Corp 1,228,071
470,700 Sumitomo Chemical Co Ltd 1,806,844
122,671 Sumitomo Metal Mining Co Ltd 4,980,839
142,000 Sumitomo Mitsui Trust Holdings, Inc 5,172,866
77,900 Suntory Beverage & Food Ltd 2,630,507
32,100 Sysmex Corp 2,130,960
78,900 TDK Corp 2,818,802
79,300 Terumo Corp 2,308,451
124,800 Tokio Marine Holdings, Inc 2,613,899
26,400 Tokyo Electron Ltd 9,227,438
38,100 Tokyo Gas Co Ltd 797,802
30,400 Tokyu Corp 390,925
150,400 Toray Industries, Inc 924,065
5,724 Toto Ltd 222,451
1,273,075 * Toyota Motor Corp 18,696,014
94,900 Uni-Charm Corp 3,620,020
28,800 West Japan Railway Co 1,206,101
12,270 Yamaha Corp 477,107
159,600 Yamaha Motor Co Ltd 3,931,057
16,486 Yaskawa Electric Corp 644,423
34,098 Yokogawa Electric Corp 598,747
1,359,200 Z Holdings Corp 3,954,889
TOTAL JAPAN 312,990,360
KOREA, REPUBLIC OF - 0 .3%
67,008 *,g Delivery Hero AG. 4,051,094
TOTAL KOREA, REPUBLIC OF 4,051,094
NETHERLANDS - 4 .8%
868,068 Aegon NV 4,788,082
13,938 Akzo Nobel NV 1,038,171
44,642 ASML Holding NV 29,537,274
17,823 DSM NV 2,292,073
725,752 Koninklijke KPN NV 2,481,232
81,907 NN Group NV 3,558,702
16,959 Randstad Holdings NV 1,087,044
814,090 Shell plc 23,899,857
22,927 Wolters Kluwer NV 2,499,571
TOTAL NETHERLANDS 71,182,006
NEW ZEALAND - 0 .4%
277,049 * Auckland International Airport Ltd 1,524,749
16,973 Fisher & Paykel Healthcare Corp 278,547
147,799 Mercury NZ Ltd 574,191
176,761 Meridian Energy Ltd 610,922
109,408 Telecom Corp of New Zealand Ltd 368,895
52,549 * Xero Ltd 2,896,315
TOTAL NEW ZEALAND 6,253,619
NORWAY - 1 .2%
124,676 DNB Bank ASA 2,331,387
186,858 Equinor ASA 5,694,804
118,241 Mowi ASA 2,186,473
599,235 Norsk Hydro ASA 4,858,506

Portfolio of investments
(unaudited)
Social Choice International Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
NORWAY—continued
301,625 Orkla ASA $ 2,251,847
77,234 Telenor ASA 808,533
TOTAL NORWAY 18,131,550
PORTUGAL - 0 .4%
276,523 Energias de Portugal S.A. 1,373,837
280,682 Galp Energia SGPS S.A. 3,841,988
TOTAL PORTUGAL 5,215,825
SINGAPORE - 1 .8%
604,508 Capitaland Investment Ltd 1,831,424
145,168 CapitaMall Trust 237,514
49,700 City Developments Ltd 315,437
322,291 DBS Group Holdings Ltd 8,823,126
266,857 * Grab Holdings Ltd 1,011,388
389,500 Keppel Corp Ltd 2,248,840
522,600 Oversea-Chinese Banking Corp 5,163,470
567,195 e Singapore Airlines Ltd 2,564,779
36,200 Singapore Exchange Ltd 254,975
688,000 Singapore Technologies Engineering Ltd 1,934,341
1,031,625 Singapore Telecommunications Ltd 1,975,728
40,800 UOL Group Ltd 217,691
TOTAL SINGAPORE 26,578,713
SOUTH AFRICA - 0 .2%
75,030 Anglo American plc 3,236,072
TOTAL SOUTH AFRICA 3,236,072
SPAIN - 2 .0%
1,188,470 Banco Bilbao Vizcaya Argentaria S.A. 8,395,081
14,978 * Iberdrola S.A. 175,714
898,652 Iberdrola S.A. 10,542,774
230,212 Industria De Diseno Textil S.A. 7,187,405
81,440 Naturgy Energy Group S.A. 2,309,818
47,780 Red Electrica Corp S.A. 845,653
TOTAL SPAIN 29,456,445
SWEDEN - 3 .1%
242,872 Assa Abloy AB 5,721,154
345,989 Atlas Copco AB 4,105,527
456,274 Atlas Copco AB 4,812,598
123,380 Boliden AB 5,536,921
10,733 e Electrolux AB 152,021
17,046 Epiroc AB 331,660
153,811 Essity AB 4,018,179
96,857 e Hennes & Mauritz AB (B Shares) 1,192,918
16,030 Holmen AB 661,166
30,581 Husqvarna AB (B Shares) 260,180
129,308 Sandvik AB 2,672,491
47,299 SKF AB (B Shares) 837,112
145,363 Svenska Cellulosa AB (B Shares) 2,018,559
525,708 Svenska Handelsbanken AB 5,482,092
85,007 Tele2 AB (B Shares) 734,165
905,615 TeliaSonera AB 2,338,878
262,393 Volvo AB (B Shares) 5,206,797
TOTAL SWEDEN 46,082,418
SWITZERLAND - 7 .0%
274,044 ABB Ltd 9,541,020
45,245 Clariant AG. 775,880
5,253 Geberit AG. 2,988,864

Portfolio of investments
(unaudited)
Social Choice International Equity Fund January 31, 2023

continued
SHARES COMPANY VALUE
SWITZERLAND—continued
1,485 Givaudan S.A. $ 4,814,712
18,635 Kuehne & Nagel International AG. 4,443,638
14,935 Lonza Group AG. 8,519,542
244,352 Novartis AG. 22,091,629
1,128 SGS S.A. 2,750,779
64,052 SIG Combibloc Group AG. 1,587,590
28,941 Sika AG. 8,223,494
16,041 Sonova Holdings AG 4,011,399
9,617 Swiss Life Holding 5,691,799
9,559 Swisscom AG. 5,647,988
514,114 UBS Group AG 10,973,956
22,135 Zurich Insurance Group AG 10,946,388
TOTAL SWITZERLAND 103,008,678
UNITED KINGDOM - 12 .7%
322,208 3i Group plc 6,286,191
75,875 Ashtead Group plc 4,997,793
173,115 AstraZeneca plc 22,680,221
250,567 Barratt Developments plc 1,424,154
13,766 Berkeley Group Holdings plc 704,925
239,677 British Land Co plc 1,311,722
1,924,138 BT Group plc 2,964,506
190,287 Burberry Group plc 5,796,315
327,999 CNH Industrial NV 5,802,746
87,882 * Coca-Cola European Partners plc (Class A) 4,940,726
322,274 Compass Group plc 7,698,482
39,851 Croda International plc 3,396,769
10,324 DCC plc 588,033
2,435,360 HSBC Holdings plc 17,944,575
630,980 Informa plc 5,218,676
70,008 InterContinental Hotels Group plc 4,860,204
22,639 Intertek Group plc 1,216,779
934,156 J Sainsbury plc 3,029,542
57,739 Johnson Matthey plc 1,612,810
95,660 *,g Just Eat Takeaway.com NV 2,454,021
92,142 Kingfisher plc 317,882
155,413 Land Securities Group plc 1,361,543
1,760,327 Legal & General Group plc 5,539,641
67,342 London Stock Exchange Group plc 6,164,815
606,526 National Grid plc 7,710,701
148,566 Pearson plc 1,694,273
35,168 Persimmon plc 614,220
295,807 RELX plc 8,788,101
267,905 Schroders plc 1,584,333
185,409 Scottish & Southern Energy plc 3,957,494
265,361 Segro plc 2,731,517
147,275 St. James's Place plc 2,233,239
719,186 Standard Chartered plc 6,040,884
974,688 Standard Life Aberdeen plc 2,567,166
693,589 Taylor Wimpey plc 1,006,343
306,658 Unilever plc 15,608,603
6,258,187 Vodafone Group plc 7,220,776
66,922 Whitbread plc 2,520,431
284,301 WPP plc 3,321,697
TOTAL UNITED KINGDOM 185,912,849
UNITED STATES - 5 .7%
188,469 Computershare Ltd 3,174,167
65,078 CSL Ltd 13,741,247
546,758 GSK plc 9,603,812
85,109 James Hardie Industries NV 1,909,720

Portfolio of investments
(unaudited)
Social Choice International Equity Fund January 31, 2023

concluded
SHARES COMPANY VALUE
UNITED STATES—continued
289,804 Nestle S.A. $ 35,358,709
77,941 Schneider Electric S.A. 12,643,242
62,772 Swiss Re Ltd 6,572,913
TOTAL UNITED STATES 83,003,810
TOTAL COMMON STOCKS 1,442,328,940
(Cost $1,341,589,365)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.2%
REPURCHASE AGREEMENT - 1 .4%
$ 21,540,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 21,540,000
TOTAL REPURCHASE AGREEMENT 21,540,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .8%
11,279,762 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 11,279,762
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 11,279,762
TOTAL SHORT-TERM INVESTMENTS 32,819,762
(Cost $32,819,762)
TOTAL INVESTMENTS - 100.5% 1,475,148,702
(Cost $1,374,409,127)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (7,488,965)
NET ASSETS - 100.0% $ 1,467,659,737
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,995,889.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $21,540,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $21,970,823.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 196 03/17/23  $ 19,894,393 $ 20,766,200 $ 871,807

Equity Index Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .7%
73,044 * Adient plc $ 3,288,441
85,722 * American Axle & Manufacturing Holdings, Inc 760,354
237,586 * Aptiv plc 26,868,601
211,892 BorgWarner, Inc 10,018,254
194,066 *,e Canoo, Inc 232,879
150,754 * Cenntro Electric Group Ltd 114,980
111,367 Dana Inc 2,020,197
20,723 * Dorman Products, Inc 2,011,374
119,971 *,e Fisker, Inc 893,784
3,452,313 Ford Motor Co 46,640,749
41,798 * Fox Factory Holding Corp 4,935,926
1,268,657 General Motors Co 49,883,593
225,393 Gentex Corp 6,651,347
26,007 * Gentherm, Inc 1,935,701
296,266 * Goodyear Tire & Rubber Co 3,332,993
132,079 Harley-Davidson, Inc 6,079,596
41,093 *,e Holley, Inc 136,018
18,753 LCI Industries, Inc 2,104,462
53,688 Lear Corp 7,826,637
298,149 *,e Lordstown Motors Corp 390,575
428,068 *,e Lucid Group, Inc 5,004,115
200,900 *,e Luminar Technologies, Inc 1,340,003
37,350 * Modine Manufacturing Co 892,292
12,250 * Motorcar Parts of America, Inc 178,360
197,369 *,e Mullen Automotive, Inc 67,875
17,563 Patrick Industries, Inc 1,246,446
187,621 *,e QuantumScape Corp 1,596,655
457,865 * Rivian Automotive, Inc 8,882,581
46,512 *,e Solid Power, Inc 155,815
16,474 Standard Motor Products, Inc 666,538
20,436 * Stoneridge, Inc 503,952
2,294,990 * Tesla, Inc 397,538,168
42,695 Thor Industries, Inc 4,070,114
29,149 * Visteon Corp 4,557,155
24,358 Winnebago Industries, Inc 1,551,117
183,399 *,e Workhorse Group, Inc 405,312
28,689 * XPEL, Inc 2,182,372
TOTAL AUTOMOBILES & COMPONENTS 606,965,331
BANKS - 4 .3%
19,264 1st Source Corp 947,596
15,222 Amalgamated Financial Corp 349,345
26,709 Amerant Bancorp Inc 743,579
4,767 American National Bankshares, Inc 164,986
50,096 Ameris Bancorp 2,362,527
7,416 Arrow Financial Corp 244,061
161,860 Associated Banc-Corp 3,627,283
87,996 Atlantic Union Bankshares Corp 3,404,565
46,076 * Axos Financial, Inc 2,217,177
52,464 Banc of California, Inc 913,923
25,552 Bancfirst Corp 2,200,794
8,255 e Bank First Corp 659,244
6,230,334 Bank of America Corp 221,052,250
35,591 e Bank of Hawaii Corp 2,722,356
6,797 Bank of Marin Bancorp 207,105
41,122 Bank of NT Butterfield & Son Ltd 1,314,259
93,778 Bank OZK 4,282,841
64,540 BankUnited 2,429,286
42,465 Banner Corp 2,753,006

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
13,280 Bar Harbor Bankshares $ 412,610
16,845 BCB Bancorp, Inc 303,042
45,048 Berkshire Hills Bancorp, Inc 1,398,740
13,256 Blue Ridge Bankshares, Inc 167,821
25,187 BOK Financial Corp 2,531,293
16,126 * Bridgewater Bancshares, Inc 250,921
69,725 Brookline Bancorp, Inc 911,996
20,231 Business First Bancshares, Inc 419,591
26,674 Byline Bancorp, Inc 661,515
147,992 Cadence BanCorp 3,785,635
5,146 Cambridge Bancorp 411,680
11,481 Camden National Corp 484,843
197 Capital Bancorp, Inc 4,235
4,674 Capital City Bank Group, Inc 151,765
109,579 Capitol Federal Financial 917,176
21,751 Capstar Financial Holdings, Inc 378,685
16,499 * Carter Bankshares, Inc 274,213
85,440 Cathay General Bancorp 3,755,942
16,564 Central Pacific Financial Corp 374,346
1,706,878 Citigroup, Inc 89,133,169
5,365 Citizens & Northern Corp 126,936
420,949 Citizens Financial Group, Inc 18,235,511
13,730 City Holding Co 1,301,467
5,944 Civista Bancshares, Inc 128,985
8,140 CNB Financial Corp 196,337
15,203 * Coastal Financial Corp 694,321
59,238 Columbia Banking System, Inc 1,831,047
28,774 * Columbia Financial, Inc 571,164
103,353 Comerica, Inc 7,576,808
114,783 Commerce Bancshares, Inc 7,639,956
62,057 Community Bank System, Inc 3,581,309
14,544 Community Trust Bancorp, Inc 626,556
34,091 ConnectOne Bancorp, Inc 810,343
33,310 * CrossFirst Bankshares, Inc 449,685
48,386 Cullen/Frost Bankers, Inc 6,303,728
22,797 * Customers Bancorp, Inc 692,345
144,179 CVB Financial Corp 3,492,015
29,954 Dime Community Bancshares, Inc 893,228
27,023 Eagle Bancorp, Inc 1,283,322
130,541 East West Bancorp, Inc 10,250,079
138,123 Eastern Bankshares, Inc 2,233,449
34,703 Enact Holdings, Inc 872,780
5,411 Enterprise Bancorp, Inc 192,307
29,950 Enterprise Financial Services Corp 1,596,934
11,532 Equity Bancshares, Inc 344,230
8,798 Esquire Financial Holdings, Inc 409,459
116,589 Essent Group Ltd 5,133,414
9,707 Farmers & Merchants Bancorp, Inc 276,164
12,212 Farmers National Banc Corp 175,609
35,572 FB Financial Corp 1,336,084
8,455 Federal Agricultural Mortgage Corp (FAMC) 1,124,261
574,825 Fifth Third Bancorp 20,860,399
191,298 *,e Finance Of America Cos, Inc 336,684
9,067 Financial Institutions, Inc 224,046
163,833 First Bancorp 2,203,554
25,537 First Bancorp 1,017,649
7,861 First Bancorp, Inc 233,157
15,263 First Bancshares, Inc 467,811
607 First Bank 8,213
39,833 First Busey Corp 950,814
9,091 First Business Financial Services, Inc 325,458

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
10,170 First Citizens Bancshares, Inc (Class A) $ 7,909,006
139,668 First Commonwealth Financial Corp 2,054,516
14,507 First Community Bancshares, Inc 471,623
76,443 First Financial Bancorp 1,936,301
115,831 First Financial Bankshares, Inc 4,125,900
4,468 First Financial Corp 200,703
29,791 First Foundation, Inc 462,654
11,724 e First Guaranty Bancshares, Inc 256,873
140,002 First Hawaiian, Inc 3,841,655
479,644 First Horizon National Corp 11,861,596
11,154 First Internet Bancorp 293,239
100,128 First Interstate Bancsystem, Inc 3,592,593
48,621 First Merchants Corp 2,073,199
12,500 First Mid-Illinois Bancshares, Inc 401,625
12,953 First of Long Island Corp 228,750
157,032 First Republic Bank 22,122,668
10,253 * First Western Financial, Inc 269,141
15,793 Five Star Bancorp 425,779
13,945 Flushing Financial Corp 267,605
336,180 FNB Corp 4,797,289
129,937 Fulton Financial Corp 2,173,846
16,035 *,e FVCBankcorp, Inc 274,680
20,011 German American Bancorp, Inc 770,824
104,952 Glacier Bancorp, Inc 4,784,762
7,373 Great Southern Bancorp, Inc 430,878
6,186 Greene County Bancorp, Inc 302,805
5,229 Guaranty Bancshares, Inc 172,452
72,550 Hancock Whitney Corp 3,734,874
30,069 Hanmi Financial Corp 700,307
40,940 HarborOne Northeast Bancorp, Inc 558,422
7,463 HBT Financial, Inc 156,499
35,713 Heartland Financial USA, Inc 1,766,722
57,544 Heritage Commerce Corp 697,433
29,249 Heritage Financial Corp 834,474
48,488 Hilltop Holdings, Inc 1,585,558
1,749 Hingham Institution for Savings 511,303
2,987 Home Bancorp, Inc 114,701
189,289 Home Bancshares, Inc 4,518,328
15,661 HomeStreet, Inc 431,774
8,504 HomeTrust Bancshares, Inc 229,608
102,627 Hope Bancorp, Inc 1,322,862
39,049 Horizon Bancorp 610,726
1,232,845 Huntington Bancshares, Inc 18,702,259
42,450 Independent Bank Corp 3,382,840
16,543 Independent Bank Corp 366,758
28,509 Independent Bank Group, Inc 1,747,602
65,744 International Bancshares Corp 3,081,421
11,079 John Marshall Bancorp, Inc 274,094
2,587,420 JPMorgan Chase & Co 362,135,303
64,314 Kearny Financial Corp 603,265
749,627 Keycorp 14,385,342
56,398 Lakeland Bancorp, Inc 1,086,789
20,428 Lakeland Financial Corp 1,444,464
23,838 Live Oak Bancshares, Inc 815,975
650 Luther Burbank Corp 7,631
149,665 M&T Bank Corp 23,347,740
13,130 Macatawa Bank Corp 144,693
9,212 Mercantile Bank Corp 316,248
14,385 Merchants Bancorp 413,856
23,658 Meta Financial Group, Inc 1,173,910
29,419 Metrocity Bankshares, Inc 594,852

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
7,388 * Metropolitan Bank Holding Corp $ 438,699
329,728 MGIC Investment Corp 4,655,759
11,416 Mid Penn Bancorp, Inc 359,262
23,372 Midland States Bancorp, Inc 595,519
6,127 MidWestOne Financial Group, Inc 190,856
80,446 * Mr Cooper Group, Inc 3,699,712
7,598 MVB Financial Corp 167,764
22,010 National Bank Holdings Corp 929,482
35,972 NBT Bancorp, Inc 1,414,059
597,633 New York Community Bancorp, Inc 5,970,354
9,277 * Nicolet Bankshares, Inc 676,201
62,520 * NMI Holdings, Inc 1,452,340
46,460 Northfield Bancorp, Inc 694,577
104,851 Northwest Bancshares, Inc 1,482,593
53,843 OceanFirst Financial Corp 1,287,925
39,594 OFG Bancorp 1,120,906
241,962 Old National Bancorp 4,234,335
15,788 Old Second Bancorp, Inc 268,238
21,000 Origin Bancorp, Inc 787,500
3,740 Orrstown Financial Services, Inc 92,565
92,085 Pacific Premier Bancorp, Inc 2,978,029
89,618 PacWest Bancorp 2,478,834
11,966 Park National Corp 1,498,741
13,292 Parke Bancorp, Inc 275,211
10,600 Peapack Gladstone Financial Corp 393,154
25,625 PennyMac Financial Services, Inc 1,727,637
23,909 Peoples Bancorp, Inc 709,380
8,413 Peoples Financial Services Corp 428,895
58,710 Pinnacle Financial Partners, Inc 4,622,238
398 * Pioneer Bancorp, Inc 4,477
360,462 PNC Financial Services Group, Inc 59,631,229
61,128 Popular, Inc 4,195,826
12,596 Preferred Bank 895,953
29,544 Premier Financial Corp 739,191
5,879 Primis Financial Corp 69,607
85,183 Prosperity Bancshares, Inc 6,461,982
5,101 Provident Bancorp Inc 46,011
106,697 Provident Financial Services, Inc 2,503,112
14,544 QCR Holdings, Inc 764,433
137,907 Radian Group, Inc 3,047,745
23,011 RBB Bancorp 463,442
4,675 Red River Bancshares Inc 237,957
802,304 Regions Financial Corp 18,886,236
44,579 Renasant Corp 1,586,121
4,277 Republic Bancorp, Inc (Class A) 192,379
30,260 *,e Republic First Bancorp, Inc 66,572
102,918 e Rocket Cos, Inc 968,458
34,231 S&T Bancorp, Inc 1,245,324
35,885 Sandy Spring Bancorp, Inc 1,212,913
71,343 Seacoast Banking Corp of Florida 2,290,824
43,049 ServisFirst Bancshares, Inc 2,935,081
15,425 Shore Bancshares, Inc 269,629
5,427 Sierra Bancorp 114,293
54,637 Signature Bank 7,045,441
27,691 *,e Silvergate Capital Corp 394,320
101,705 Simmons First National Corp (Class A) 2,269,039
16,613 SmartFinancial, Inc 448,053
366 South Plains Financial Inc 10,285
72,091 South State Corp 5,738,444
2,839 * Southern First Bancshares, Inc 119,493
5,867 Southern Missouri Bancorp, Inc 284,080

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
25,174 Southside Bancshares, Inc $ 953,591
39,498 Stellar Bancorp, Inc 1,110,289
21,811 Stock Yards Bancorp, Inc 1,307,788
6,059 e Summit Financial Group, Inc 157,231
53,505 * SVB Financial Group 16,182,052
114,400 Synovus Financial Corp 4,799,080
40,076 * Texas Capital Bancshares, Inc 2,647,821
41,223 TFS Financial Corp 587,428
38,659 * The Bancorp, Inc 1,311,700
11,508 Tompkins Financial Corp 866,898
58,073 Towne Bank 1,769,484
25,146 Trico Bancshares 1,271,130
18,271 Triumph Bancorp, Inc 1,018,243
1,176,757 Truist Financial Corp 58,120,028
20,180 TrustCo Bank Corp NY 724,664
47,111 Trustmark Corp 1,371,872
40,148 UMB Financial Corp 3,620,948
191,110 Umpqua Holdings Corp 3,478,202
106,114 United Bankshares, Inc 4,265,783
107,111 United Community Banks, Inc 3,485,392
22,856 Univest Financial Corp 620,540
1,200,795 US Bancorp 59,799,591
75,868 e UWM Holdings Corp 347,475
428,136 Valley National Bancorp 5,086,256
35,703 Veritex Holdings, Inc 1,005,039
34,749 Walker & Dunlop, Inc 3,314,360
83,828 Washington Federal, Inc 2,972,541
16,423 Washington Trust Bancorp, Inc 702,412
20,122 Waterstone Financial, Inc 323,964
158,736 Webster Financial Corp 8,357,450
3,384,618 Wells Fargo & Co 158,637,046
53,314 WesBanco, Inc 1,981,681
8,649 West Bancorporation, Inc 189,413
21,091 Westamerica Bancorporation 1,171,816
99,588 Western Alliance Bancorp 7,505,948
47,645 Wintrust Financial Corp 4,358,088
48,660 WSFS Financial Corp 2,350,765
122,076 Zions Bancorporation 6,489,560
TOTAL BANKS 1,539,666,898
CAPITAL GOODS - 6 .5%
487,886 3M Co 56,145,921
119,824 A.O. Smith Corp 8,112,085
37,675 Aaon, Inc 2,875,356
24,480 * AAR Corp 1,259,251
27,479 Acuity Brands, Inc 5,180,341
57,047 Advanced Drainage Systems, Inc 5,752,620
108,026 Aecom Technology Corp 9,427,429
83,155 * Aerojet Rocketdyne Holdings, Inc 4,650,028
22,936 * Aerovironment, Inc 2,040,616
28,197 * AerSale Corp 524,746
55,228 AGCO Corp 7,628,644
109,268 Air Lease Corp 4,913,782
7,671 Alamo Group, Inc 1,200,281
35,627 Albany International Corp (Class A) 3,995,568
80,166 Allegion plc 9,423,513
6,418 Allied Motion Technologies, Inc 260,828
101,357 Allison Transmission Holdings, Inc 4,569,174
13,325 Alta Equipment Group, Inc 225,859
66,517 Altra Industrial Motion Corp 4,062,193
36,782 * Ameresco, Inc 2,371,336

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
13,260 * American Woodmark Corp $ 759,665
208,598 Ametek, Inc 30,230,022
175,284 * API Group Corp 3,898,316
18,861 Apogee Enterprises, Inc 883,449
31,823 Applied Industrial Technologies, Inc 4,557,372
99,588 *,e Archer Aviation, Inc 288,805
53,235 Arcosa, Inc 3,155,238
11,927 Argan, Inc 465,034
49,889 Armstrong World Industries, Inc 3,861,908
120,554 * Array Technologies, Inc 2,679,915
18,121 Astec Industries, Inc 799,861
185,186 * Astra Space, Inc 117,741
18,079 * Astronics Corp 268,473
35,759 * Atkore International Group, Inc 4,657,610
62,164 * Axon Enterprise, Inc 12,149,332
86,875 * AZEK Co, Inc 2,096,294
18,636 AZZ, Inc 791,657
42,265 * Babcock & Wilcox Enterprises, Inc 280,640
38,782 Barnes Group, Inc 1,716,491
47,218 * Beacon Roofing Supply, Inc 2,685,760
170,455 *,e Berkshire Grey, Inc 192,614
29,480 *,e Blink Charging Co 401,223
142,113 * Bloom Energy Corp 3,542,877
11,902 * Blue Bird Corp 172,579
11,443 * BlueLinx Holdings, Inc 993,481
488,108 * Boeing Co 103,967,004
34,874 Boise Cascade Co 2,614,504
20,563 Brookfield Business Corp 465,752
138,501 * Builders FirstSource, Inc 11,038,530
90,817 BWX Technologies, Inc 5,527,123
9,104 Cadre Holdings, Inc 208,391
13,838 Caesarstone Sdot-Yam Ltd 86,349
46,674 Carlisle Cos, Inc 11,708,640
749,984 Carrier Global Corp 34,146,772
459,994 Caterpillar, Inc 116,051,886
241,193 *,e ChargePoint Holdings, Inc 2,928,083
38,028 * Chart Industries, Inc 5,094,991
21,040 * CIRCOR International, Inc 581,756
20,834 Columbus McKinnon Corp 748,982
29,839 Comfort Systems USA, Inc 3,611,713
917 * Concrete Pumping Holdings Inc 7,464
29,596 * Construction Partners Inc 837,271
56,775 * Core & Main, Inc 1,253,024
39,888 Crane Holdings Co 4,623,418
12,276 CSW Industrials, Inc 1,659,838
121,648 Cummins, Inc 30,356,042
34,560 Curtiss-Wright Corp 5,730,048
57,706 *,e Custom Truck One Source, Inc 408,559
82,645 *,e Decarbonization Plus Acquisition Corp 176,034
245,535 Deere & Co 103,822,019
322,322 *,e Desktop Metal, Inc 541,501
124,844 Donaldson Co, Inc 7,784,023
17,667 Douglas Dynamics, Inc 713,923
120,680 Dover Corp 18,322,844
7,712 * Ducommun, Inc 445,599
13,025 * DXP Enterprises, Inc 394,658
22,700 * Dycom Industries, Inc 2,164,899
351,928 Eaton Corp 57,086,241
40,967 EMCOR Group, Inc 6,073,358
526,103 Emerson Electric Co 47,465,013
16,665 Encore Wire Corp 2,690,231

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
47,978 * Energy Recovery, Inc $ 1,061,753
98,206 *,e Energy Vault Holdings, Inc 416,393
57,294 Enerpac Tool Group Corp 1,520,583
34,599 EnerSys 2,872,409
87,496 * Enovix Corp 694,718
16,945 EnPro Industries, Inc 2,051,531
58,011 Esab Corp 3,353,616
19,986 ESCO Technologies, Inc 1,967,422
83,566 *,e ESS Tech, Inc 184,681
114,014 * Evoqua Water Technologies Corp 5,530,819
503,026 Fastenal Co 25,427,964
47,719 Federal Signal Corp 2,541,037
101,738 Flowserve Corp 3,501,822
25,385 *,e Fluence Energy, Inc 612,794
147,778 * Fluor Corp 5,430,842
320,741 Fortive Corp 21,820,010
107,925 Fortune Brands Home & Security, Inc 6,962,242
38,542 Franklin Electric Co, Inc 3,480,343
61,150 *,e FTC Solar, Inc 168,163
358,973 *,e FuelCell Energy, Inc 1,313,841
160,708 * Gates Industrial Corp plc 2,122,953
27,685 GATX Corp 3,168,548
59,839 * Generac Holdings, Inc 7,216,583
216,720 General Dynamics Corp 50,508,763
969,543 General Electric Co 78,028,821
27,344 * Gibraltar Industries, Inc 1,464,818
11,337 Global Industrial Co 298,050
39,078 * GMS, Inc 2,318,107
19,536 Gorman-Rupp Co 561,269
152,702 Graco, Inc 10,432,601
154,211 GrafTech International Ltd 1,008,540
40,702 Granite Construction, Inc 1,733,091
63,016 * Great Lakes Dredge & Dock Corp 433,550
25,927 Greenbrier Cos, Inc 801,663
42,215 Griffon Corp 1,725,749
22,964 H&E Equipment Services, Inc 1,168,638
56,695 *,e Hayward Holdings, Inc 764,816
43,343 HEICO Corp 7,409,486
72,600 HEICO Corp (Class A) 9,705,168
441,054 * Heliogen, Inc 281,216
24,756 Helios Technologies, Inc 1,633,896
26,573 Herc Holdings, Inc 4,127,318
81,651 Hexcel Corp 5,762,928
55,966 Hillenbrand, Inc 2,622,567
106,925 * Hillman Solutions Corp 1,026,480
598,496 Honeywell International, Inc 124,774,446
328,533 Howmet Aerospace, Inc 13,368,008
47,823 Hubbell, Inc 10,947,163
34,578 * Hudson Technologies, Inc 353,041
32,215 Huntington Ingalls 7,104,696
39,661 *,e Hydrofarm Holdings Group, Inc 74,166
88,714 *,e Hyliion Holdings Corp 317,596
7,398 Hyster-Yale Materials Handling, Inc 239,917
68,298 IDEX Corp 16,369,665
9,052 * IES Holdings, Inc 360,360
272,147 Illinois Tool Works, Inc 64,237,578
365,372 Ingersoll Rand, Inc 20,460,832
16,162 Insteel Industries, Inc 484,698
68,836 ITT, Inc 6,304,689
65,108 * Janus International Group, Inc 716,188
169,585 * JELD-WEN Holding, Inc 2,145,250

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
31,877 John Bean Technologies Corp $ 3,561,617
611,073 Johnson Controls International plc 42,512,349
9,592 Kadant, Inc 1,954,562
23,713 Kaman Corp 598,042
65,544 Kennametal, Inc 1,868,004
92,618 * Kratos Defense & Security Solutions, Inc 1,060,476
164,799 L3Harris Technologies, Inc 35,402,121
2,093 * Lawson Products, Inc 86,441
26,217 Lennox International, Inc 6,832,675
49,125 Lincoln Electric Holdings, Inc 8,197,489
8,690 Lindsay Corp 1,361,028
207,445 Lockheed Martin Corp 96,100,971
31,560 Luxfer Holdings plc 522,318
26,764 * Manitowoc Co, Inc 366,667
189,513 Masco Corp 10,082,092
17,983 * Masonite International Corp 1,640,409
49,502 * Mastec, Inc 4,862,581
107,925 * Masterbrand, Inc 992,910
61,987 Maxar Technologies, Inc 3,202,868
22,508 McGrath RentCorp 2,240,446
203,967 MDU Resources Group, Inc 6,304,620
57,974 * Mercury Systems, Inc 2,897,830
136,621 * Microvast Holdings, Inc 222,692
44,005 * Middleby Corp 6,840,577
12,956 Miller Industries, Inc 375,854
28,046 Moog, Inc (Class A) 2,673,345
77,007 * MRC Global, Inc 1,047,295
41,467 MSC Industrial Direct Co (Class A) 3,429,321
47,311 Mueller Industries, Inc 3,101,236
127,783 Mueller Water Products, Inc (Class A) 1,616,455
16,136 * MYR Group, Inc 1,598,432
3,880 National Presto Industries, Inc 297,247
234,141 *,e Nikola Corp 634,522
51,791 Nordson Corp 12,600,750
128,456 Northrop Grumman Corp 57,553,426
5,310 * Northwest Pipe Co 198,594
82,939 * NOW, Inc 1,164,464
26,440 *,e NuScale Power Corp 281,850
11,407 * NV5 Global Inc 1,520,439
162,635 nVent Electric plc 6,464,741
2,460 e Omega Flex, Inc 261,498
52,982 Oshkosh Corp 5,339,526
373,738 Otis Worldwide Corp 30,732,476
80,311 Owens Corning, Inc 7,762,058
302,152 PACCAR, Inc 33,028,235
17,936 Park Aerospace Corp 249,490
113,285 Parker-Hannifin Corp 36,930,910
28,133 * Parsons Corp 1,224,348
138,317 Pentair plc 7,659,995
44,109 * PGT Innovations, Inc 957,165
460,362 *,e Plug Power, Inc 7,835,361
6,448 Powell Industries, Inc 255,986
1,196 Preformed Line Products Co 105,643
60,342 Primoris Services Corp 1,605,097
177,926 *,e Proterra, Inc 907,423
21,351 * Proto Labs, Inc 653,341
25,421 Quanex Building Products Corp 658,150
122,446 Quanta Services, Inc 18,635,057
1,301,698 Raytheon Technologies Corp 129,974,545
26,664 * RBC Bearings, Inc 6,505,216
60,117 Regal-Beloit Corp 8,368,286

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
115,983 * Resideo Technologies, Inc $ 2,230,353
36,153 REV Group, Inc 463,120
170,591 *,e Rocket Lab USA, Inc 847,837
101,640 Rockwell Automation, Inc 28,665,529
30,831 Rush Enterprises, Inc (Class A) 1,659,016
4,548 Rush Enterprises, Inc (Class B) 264,557
103,449 * Sarcos Technology and Robotics Corp 62,069
119,164 Sensata Technologies Holding plc 6,059,489
145,211 * Shoals Technologies Group, Inc 4,049,935
25,668 Shyft Group, Inc 854,488
38,684 Simpson Manufacturing Co, Inc 4,143,443
42,241 * SiteOne Landscape Supply, Inc 6,399,934
47,587 Snap-On, Inc 11,836,315
122,961 Spirit Aerosystems Holdings, Inc (Class A) 4,445,040
34,159 * SPX Technologies, Inc 2,562,267
8,739 Standex International Corp 1,009,966
121,491 Stanley Black & Decker, Inc 10,850,361
126,000 *,e Stem, Inc 1,242,360
20,407 * Sterling Construction Co, Inc 742,611
184,580 * Sunrun, Inc 4,850,762
14,704 Tennant Co 1,031,192
80,118 Terex Corp 4,083,614
40,242 Textainer Group Holdings Ltd 1,364,204
175,046 Textron, Inc 12,752,101
23,343 * Thermon Group Holdings 539,690
50,017 Timken Co 4,118,900
53,749 * Titan International, Inc 897,071
14,352 * Titan Machinery, Inc 630,627
94,336 Toro Co 10,520,351
45,085 * TPI Composites, Inc 588,359
205,359 Trane Technologies plc 36,783,904
5,325 * Transcat Inc 444,744
45,551 TransDigm Group, Inc 32,694,230
90,020 * Trex Co, Inc 4,745,854
69,451 Trinity Industries, Inc 1,998,105
63,930 Triton International Ltd 4,516,015
48,910 * Triumph Group, Inc 557,085
51,028 * Tutor Perini Corp 467,927
50,326 UFP Industries, Inc 4,707,997
61,097 * United Rentals, Inc 26,940,722
140,651 * Univar Solutions Inc 4,849,646
19,082 Valmont Industries, Inc 6,291,908
11,878 * Vectrus, Inc 524,532
236,670 *,e Velo3D, Inc 568,008
11,760 Veritiv Corp 1,470,470
249,794 Vertiv Holdings Co 3,552,071
16,098 * Vicor Corp 1,117,684
164,836 * View, Inc 135,166
217,140 *,e Virgin Galactic Holdings, Inc 1,198,613
38,746 W.W. Grainger, Inc 22,839,992
40,766 Wabash National Corp 1,050,132
26,572 e Watsco, Inc 7,635,996
27,712 Watts Water Technologies, Inc (Class A) 4,531,466
41,865 * WESCO International, Inc 6,238,304
161,716 Westinghouse Air Brake Technologies Corp 16,787,738
174,669 * WillScot Mobile Mini Holdings Corp 8,464,460
48,289 Woodward Inc 4,938,033
153,650 Xylem, Inc 15,981,137
92,718 Zurn Water Solutions Corp 2,026,815
TOTAL CAPITAL GOODS 2,350,843,183

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1 .1%
74,230 ABM Industries, Inc $ 3,482,129
94,105 ACCO Brands Corp 597,567
90,162 * ACV Auctions, Inc 883,588
272,563 * Alight, Inc 2,559,367
14,321 e Aris Water Solution, Inc 221,832
40,816 * ASGN Inc 3,712,215
10,334 * Atlas Technical Consultants, Inc 125,351
5,507 Barrett Business Services, Inc 547,286
113,988 Booz Allen Hamilton Holding Co 10,787,824
59,331 Brady Corp (Class A) 3,172,429
35,982 * BrightView Holdings, Inc 286,057
36,672 Brink's Co 2,405,683
18,835 * CACI International, Inc (Class A) 5,802,875
43,026 * Casella Waste Systems, Inc (Class A) 3,447,243
44,572 * CBIZ, Inc 2,121,182
14,083 * Cimpress plc 460,373
78,541 Cintas Corp 34,851,783
400,916 * Clarivate Analytics plc 4,458,186
46,261 * Clean Harbors, Inc 6,027,808
385,801 * Copart, Inc 25,698,205
104,364 * CoreCivic, Inc 1,110,433
358,171 * CoStar Group, Inc 27,901,521
4,636 CRA International, Inc 550,942
32,030 Deluxe Corp 640,280
41,168 * Driven Brands Holdings, Inc 1,201,694
202,898 Dun & Bradstreet Holdings, Inc 2,972,456
17,354 Ennis, Inc 368,599
107,770 Equifax, Inc 23,946,494
43,415 Exponent, Inc 4,451,774
47,573 * First Advantage Corp 660,313
8,467 * Forrester Research, Inc 313,787
9,450 * Franklin Covey Co 438,480
32,878 * FTI Consulting, Inc 5,244,699
100,798 *,e Geo Group, Inc 1,159,177
63,399 * Harsco Corp 503,388
58,399 Healthcare Services Group 786,635
15,494 Heidrick & Struggles International, Inc 476,595
8,521 * Heritage-Crystal Clean, Inc 316,981
57,994 Herman Miller, Inc 1,384,897
15,884 * HireRight Holdings Corp 181,713
37,487 HNI Corp 1,190,962
18,175 * Huron Consulting Group, Inc 1,236,627
129,212 * IAA, Inc 5,392,017
14,707 ICF International, Inc 1,502,908
31,153 Insperity, Inc 3,443,964
41,965 Interface, Inc 477,562
112,637 Jacobs Solutions, Inc 13,916,301
103,138 * KAR Auction Services, Inc 1,501,689
111,182 KBR, Inc 5,695,854
26,308 Kelly Services, Inc (Class A) 476,175
15,300 Kforce, Inc 858,789
27,589 Kimball International, Inc (Class B) 204,159
45,990 Korn/Ferry International 2,483,000
85,584 * Legalzoom.com, Inc 725,752
119,247 Leidos Holdings, Inc 11,786,374
106,100 *,e Li-Cycle Holdings Corp 577,184
41,289 Manpower, Inc 3,598,749
24,504 Matthews International Corp (Class A) 907,628
20,072 * Montrose Environmental Group, Inc 1,087,100
37,863 MSA Safety, Inc 5,164,135
8,365 NL Industries, Inc 59,057

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
136,262 Pitney Bowes, Inc $ 587,289
124,185 *,e Planet Labs PBC 614,716
86,207 * Quad Graphics, Inc 380,173
183,918 Republic Services, Inc 22,956,645
32,640 Resources Connection, Inc 563,693
99,094 Robert Half International, Inc 8,319,932
224,067 Rollins, Inc 8,156,039
45,185 Science Applications International Corp 4,689,299
18,282 * SP Plus Corp 689,414
75,038 Steelcase, Inc (Class A) 585,296
70,641 * Stericycle, Inc 3,801,192
12,041 * Sterling Check Corp 167,972
49,622 Tetra Tech, Inc 7,717,213
172,372 TransUnion 12,367,691
32,233 * TriNet Group, Inc 2,431,980
28,337 * TrueBlue, Inc 556,255
16,691 Unifirst Corp 3,312,162
89,145 * Upwork, Inc 1,155,319
138,722 Verisk Analytics, Inc 25,218,272
14,763 * Viad Corp 436,247
7,784 VSE Corp 427,342
366,317 Waste Management, Inc 56,680,229
8,181 * Willdan Group, Inc 155,766
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 410,515,963
CONSUMER DURABLES & APPAREL - 1 .3%
30,455 Acushnet Holdings Corp 1,429,862
76,176 *,e Allbirds, Inc 209,484
49,843 *,e AMMO, Inc 123,611
38,651 * Beazer Homes USA, Inc 632,717
73,338 Brunswick Corp 6,184,594
111,523 * Callaway Golf Co 2,731,198
116,854 * Capri Holdings Ltd 7,769,623
32,879 Carter's, Inc 2,741,122
7,789 * Cavco Industries, Inc 2,072,653
33,104 Century Communities, Inc 2,025,965
18,432 Clarus Corp 185,242
31,928 Columbia Sportswear Co 3,061,895
56,387 * Crocs, Inc 6,866,245
21,271 * Deckers Outdoor Corp 9,092,927
272,299 DR Horton, Inc 26,873,188
29,383 *,e Dream Finders Homes, Inc 371,401
38,248 Ermenegildo Zegna Holditalia S.p.A 438,322
18,468 Ethan Allen Interiors, Inc 530,770
39,827 * Fossil Group, Inc 226,217
144,532 * Garmin Ltd 14,291,324
34,007 * G-III Apparel Group Ltd 575,398
98,454 * GoPro, Inc 605,492
22,959 * Green Brick Partners, Inc 716,321
360,481 e Hanesbrands, Inc 3,042,460
116,960 Hasbro, Inc 6,920,523
18,508 * Helen of Troy Ltd 2,093,440
5,577 * Hovnanian Enterprises, Inc 322,797
18,104 Installed Building Products, Inc 1,993,069
21,578 *,e iRobot Corp 971,010
4,650 Johnson Outdoors, Inc 318,339
92,103 KB Home 3,541,360
54,223 e Kontoor Brands, Inc 2,589,691
43,291 * Landsea Homes Corp 287,019
29,783 * Latham Group, Inc 131,045
34,974 La-Z-Boy, Inc 994,311

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
171 * Legacy Housing Corp $ 3,423
103,147 Leggett & Platt, Inc 3,771,054
205,013 Lennar Corp (Class A) 20,993,331
14,807 Lennar Corp (Class B) 1,278,733
17,151 * LGI Homes, Inc 1,952,641
4,217 Lifetime Brands, Inc 33,778
9,027 * Lovesac Co 232,355
97,674 * Lululemon Athletica, Inc 29,974,197
44,436 * M/I Homes, Inc 2,657,273
16,019 * Malibu Boats, Inc 970,591
7,010 Marine Products Corp 93,233
14,223 * MasterCraft Boat Holdings, Inc 409,054
290,098 * Mattel, Inc 5,935,405
78,543 MDC Holdings, Inc 2,965,784
38,891 * Meritage Homes Corp 4,188,172
43,705 * Mohawk Industries, Inc 5,247,222
11,843 Movado Group, Inc 418,769
301,601 Newell Brands Inc 4,813,552
1,094,432 Nike, Inc (Class B) 139,354,027
2,456 * NVR, Inc 12,943,120
12,110 Oxford Industries, Inc 1,419,534
254,098 *,e Peloton Interactive, Inc 3,285,487
29,917 *,e PLBY Group, Inc 87,358
55,166 Polaris Inc 6,335,263
190,942 Pulte Homes, Inc 10,862,690
121,687 *,e Purple Innovation, Inc 705,785
55,322 PVH Corp 4,973,448
37,049 Ralph Lauren Corp 4,588,519
5,184 Rocky Brands, Inc 163,192
114,981 * Skechers U.S.A., Inc (Class A) 5,536,335
47,179 * Skyline Champion Corp 2,781,202
40,917 Smith & Wesson Brands, Inc 453,360
10,684 *,e Snap One Holdings Corp 102,460
101,207 * Sonos, Inc 1,866,257
61,788 Steven Madden Ltd 2,215,100
13,251 e Sturm Ruger & Co, Inc 753,982
12,297 Superior Uniform Group, Inc 146,703
208,948 Tapestry, Inc 9,521,760
112,429 * Taylor Morrison Home Corp 4,024,958
138,066 Tempur Sealy International, Inc 5,626,190
87,165 Toll Brothers, Inc 5,185,446
25,656 * TopBuild Corp 5,132,739
17,016 * Traeger, Inc 61,768
90,288 * TRI Pointe Homes, Inc 1,994,462
37,338 * Tupperware Brands Corp 165,407
147,040 * Under Armour, Inc (Class A) 1,821,826
158,135 * Under Armour, Inc (Class C) 1,723,672
14,350 * Unifi, Inc 122,693
11,195 * Universal Electronics, Inc 262,299
315,533 VF Corp 9,762,591
147,749 *,e Vinco Ventures, Inc 109,172
48,197 * Vista Outdoor, Inc 1,414,582
54,490 *,e Vizio Holding Corp 477,332
44,357 *,e Vuzix Corp 231,100
12,871 e Weber, Inc 105,027
45,873 Whirlpool Corp 7,137,380
62,932 Wolverine World Wide, Inc 1,015,093
90,338 * YETI Holdings, Inc 4,043,529
TOTAL CONSUMER DURABLES & APPAREL 457,412,050

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 2 .4%
53,962 * 2U, Inc $ 465,692
44,163 * Accel Entertainment, Inc 407,183
199,257 e ADT, Inc 1,751,469
40,945 * Adtalem Global Education, Inc 1,563,280
332,714 * Airbnb, Inc 36,967,853
14,657 * American Public Education, Inc 177,496
210,872 ARAMARK Holdings Corp 9,390,130
55,862 *,e Bally's Corp 1,109,978
217,392 * Beachbody Co, Inc 135,044
613 * Biglari Holdings, Inc (B Shares) 99,962
16,786 * BJ's Restaurants, Inc 529,934
65,891 Bloomin' Brands, Inc 1,597,857
20,352 Bluegreen Vacations Holding Corp 660,219
34,432 * Booking Holdings, Inc 83,810,931
30,766 * Bowlero Corp 423,032
63,869 Boyd Gaming Corp 3,979,677
47,078 * Bright Horizons Family Solutions 3,614,649
34,204 * Brinker International, Inc 1,349,690
183,476 * Caesars Entertainment, Inc 9,551,761
919,645 *,e Carnival Corp 9,950,559
14,388 Carriage Services, Inc 466,459
20,956 * Century Casinos, Inc 184,832
32,657 e Cheesecake Factory 1,281,787
111,136 * Chegg, Inc 2,307,183
24,801 * Chipotle Mexican Grill, Inc (Class A) 40,831,870
28,165 Choice Hotels International, Inc 3,461,197
33,829 Churchill Downs, Inc 8,392,975
15,044 * Chuy's Holdings, Inc 514,956
90,643 * Coursera, Inc 1,445,756
17,634 Cracker Barrel Old Country Store, Inc 1,967,602
107,978 Darden Restaurants, Inc 15,977,505
31,883 * Dave & Buster's Entertainment, Inc 1,382,128
51,535 * Denny's Corp 619,451
13,988 Dine Brands Global Inc. 1,081,412
30,612 Domino's Pizza, Inc 10,806,036
355,745 *,e DraftKings, Inc 5,332,618
18,865 * Duolingo, Inc 1,801,419
12,624 El Pollo Loco Holdings, Inc 154,896
9,928 European Wax Center, Inc 187,044
65,861 * Everi Holdings, Inc 1,144,006
131,381 * Expedia Group, Inc 15,016,848
32,101 *,e F45 Training Holdings, Inc 99,513
7,507 * First Watch Restaurant Group, Inc 121,613
65,408 * frontdoor, Inc 1,777,789
69,442 *,e Full House Resorts, Inc 612,478
20,325 * Golden Entertainment, Inc 802,837
2,907 Graham Holdings Co 1,899,172
25,473 * Grand Canyon Education, Inc 2,969,133
136,267 H&R Block, Inc 5,311,688
68,714 * Hilton Grand Vacations, Inc 3,254,295
236,739 Hilton Worldwide Holdings, Inc 34,348,462
38,154 * Hyatt Hotels Corp 4,163,364
31,713 * Inspired Entertainment, Inc 472,524
78,452 International Game Technology plc 2,075,055
17,850 Jack in the Box, Inc 1,356,243
64,501 e Krispy Kreme, Inc 786,912
4,617 *,e Kura Sushi USA, Inc 286,900
287,306 * Las Vegas Sands Corp 16,951,054
156,304 Laureate Education, Inc 1,716,218
100,776 *,e Life Time Group Holdings, Inc 1,893,581
52,342 *,e Lindblad Expeditions Holdings, Inc 622,870

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
234,176 Marriott International, Inc (Class A) $ 40,788,776
32,099 Marriott Vacations Worldwide Corp 5,137,124
657,114 McDonald's Corp 175,712,284
287,171 MGM Resorts International 11,891,751
58,624 *,e Mister Car Wash, Inc 602,068
9,918 * Monarch Casino & Resort, Inc 759,917
4,184 * NEOGAMES S.A. 53,974
87,169 * Noodles & Co 548,293
373,089 * Norwegian Cruise Line Holdings Ltd 5,674,684
14,188 * ONE Group Hospitality, Inc 106,836
40,465 * OneSpaWorld Holdings Ltd 425,287
25,431 e Papa John's International, Inc 2,280,906
143,228 * Penn National Gaming, Inc 5,077,433
53,516 * Perdoceo Education Corp 801,135
77,329 * Planet Fitness, Inc 6,545,900
17,418 * Portillo's, Inc 392,950
41,267 * PowerSchool Holdings, Inc 929,333
6,723 RCI Hospitality Holdings, Inc 610,381
44,870 Red Rock Resorts, Inc 2,019,599
74,121 *,e Rover Group, Inc 303,155
197,534 * Royal Caribbean Cruises Ltd 12,827,858
105,659 * Rush Street Interactive, Inc 453,277
33,773 Ruth's Hospitality Group Inc 584,611
74,392 * Scientific Games Corp (Class A) 4,854,078
39,441 * SeaWorld Entertainment, Inc 2,460,724
142,813 Service Corp International 10,589,584
28,420 * Shake Shack, Inc 1,616,530
59,980 * Six Flags Entertainment Corp 1,610,463
1,020,227 Starbucks Corp 111,347,575
18,420 Strategic Education, Inc 1,719,507
31,895 * Stride, Inc 1,369,252
72,320 *,e Sweetgreen, Inc 749,958
24,593 * Target Hospitality Corp 377,626
55,054 Texas Roadhouse, Inc (Class A) 5,529,073
65,334 Travel & Leisure Co 2,768,202
57,747 * Udemy, Inc 724,147
92,719 *,e Vacasa, Inc 162,258
32,385 Vail Resorts, Inc 8,495,881
96,685 * Vivint Smart Home, Inc 1,158,286
143,392 Wendy's 3,197,642
29,256 Wingstop, Inc 4,636,198
85,051 *,e WW International Inc 422,703
70,675 Wyndham Hotels & Resorts, Inc 5,478,019
94,498 * Wynn Resorts Ltd 9,793,773
30,216 * Xponential Fitness, Inc 830,336
250,691 Yum! Brands, Inc 32,717,682
TOTAL CONSUMER SERVICES 850,553,106
DIVERSIFIED FINANCIALS - 5 .6%
8,517 AFC Gamma, Inc 133,717
37,705 Affiliated Managers Group, Inc 6,513,162
500,657 AGNC Investment Corp 5,807,621
11,648 Alerus Financial Corp 239,716
259,908 Ally Financial, Inc 8,444,411
12,632 A-Mark Precious Metals, Inc 486,332
535,793 American Express Co 93,726,269
96,288 Ameriprise Financial, Inc 33,712,355
402,844 Annaly Capital Management, Inc 9,454,749
106,416 Apollo Commercial Real Estate Finance, Inc 1,295,083
432,381 Apollo Global Management, Inc 30,603,927
110,220 Arbor Realty Trust, Inc 1,645,585

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
27,305 Ares Commercial Real Estate Corp $ 335,305
140,006 Ares Management Corp 11,619,098
60,138 ARMOUR Residential REIT, Inc 377,667
57,123 Artisan Partners Asset Management, Inc 2,103,269
17,886 * Assetmark Financial Holdings, Inc 474,694
2,527 Associated Capital Group, Inc 96,152
3,923 *,e Atlanticus Holdings Corp 127,497
14,956 e B. Riley Financial, Inc 639,070
26,431 Banco Latinoamericano de Exportaciones S.A. (Class E) 455,406
647,087 Bank of New York Mellon Corp 32,723,190
1,601,199 * Berkshire Hathaway, Inc (Class B) 498,805,512
250,087 BGC Partners, Inc (Class A) 1,087,878
134,263 BlackRock, Inc 101,933,812
136,685 Blackstone Mortgage Trust, Inc 3,258,570
614,680 Blackstone, Inc 58,984,693
40,435 * Blucora, Inc 1,178,276
421,235 e Blue Owl Capital, Inc 5,299,136
34,377 Brightsphere Investment Group, Inc 806,141
75,213 BrightSpire Capital, Inc 573,123
101,143 Broadmark Realty Capital, Inc 443,006
67,189 * Cannae Holdings, Inc 1,642,099
336,140 Capital One Financial Corp 40,000,660
167,120 Carlyle Group, Inc 6,011,306
94,104 CBOE Global Markets, Inc 11,563,500
1,356,454 Charles Schwab Corp 105,016,669
298,910 Chimera Investment Corp 2,179,054
73,807 Claros Mortgage Trust, Inc 1,235,529
323,338 CME Group, Inc 57,120,891
23,385 Cohen & Steers, Inc 1,718,096
140,126 *,e Coinbase Global, Inc 8,194,568
48,064 e Compass Diversified Trust 1,072,788
21,902 Cowen Group, Inc 851,550
5,569 *,e Credit Acceptance Corp 2,576,442
18,727 e Curo Group Holdings Corp 75,657
2,708 Diamond Hill Investment Group, Inc 510,268
240,086 Discover Financial Services 28,025,239
22,077 * Donnelley Financial Solutions, Inc 1,006,932
20,144 Dynex Capital, Inc 290,275
40,420 Ellington Financial Inc 554,967
20,636 * Encore Capital Group, Inc 1,149,838
29,509 * Enova International, Inc 1,347,086
328,033 Equitable Holdings, Inc 10,520,018
32,470 Evercore Inc 4,214,931
29,783 * Ezcorp, Inc (Class A) 271,323
33,335 Factset Research Systems, Inc 14,098,705
77,672 Federated Investors, Inc (Class B) 3,052,510
30,284 FirstCash Holdings, Inc 2,791,579
50,027 * Focus Financial Partners, Inc 2,258,719
66,905 Franklin BSP Realty Trust, Inc 970,123
268,366 Franklin Resources, Inc 8,373,019
24,464 GCM Grosvenor, Inc 219,197
291,999 Goldman Sachs Group, Inc 106,816,154
42,206 Granite Point Mortgage Trust, Inc 281,936
40,633 * Green Dot Corp 734,645
41,482 Hamilton Lane, Inc 3,229,789
67,998 Hannon Armstrong Sustainable Infrastructure Capital, Inc 2,509,806
43,279 Houlihan Lokey, Inc 4,287,651
74,955 Interactive Brokers Group, Inc (Class A) 5,991,903
496,028 Intercontinental Exchange Group, Inc 53,347,811
301,130 Invesco Ltd 5,573,916
30,169 Invesco Mortgage Capital, Inc 443,183

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
64,698 Jackson Financial, Inc $ 2,849,300
110,296 Janus Henderson Group plc 2,858,872
169,782 Jefferies Financial Group, Inc 6,669,037
500,480 KKR & Co, Inc 27,931,789
40,213 KKR Real Estate Finance Trust, Inc 640,593
92,781 Ladder Capital Corp 1,039,147
77,741 Lazard Ltd (Class A) 3,115,859
94,224 * LendingClub Corp 913,031
9,236 * LendingTree, Inc 366,300
71,235 LPL Financial Holdings, Inc 16,891,243
33,472 MarketAxess Holdings, Inc 12,178,787
173,248 MFA Financial, Inc 2,059,919
46,337 Moelis & Co 2,166,255
141,283 Moody's Corp 45,599,088
1,095,252 Morgan Stanley 106,600,877
24,087 Morningstar, Inc 5,850,251
69,038 MSCI, Inc (Class A) 36,697,839
314,338 Nasdaq Inc 18,920,004
92,124 Navient Corp 1,747,592
11,634 Nelnet, Inc (Class A) 1,110,931
28,654 * NerdWallet, Inc 334,965
456,355 New Residential Investment Corp 4,294,301
309,429 New York Mortgage Trust, Inc 965,418
187,040 Northern Trust Corp 18,137,269
112,547 OneMain Holdings, Inc 4,855,278
78,886 * Open Lending Corp 691,830
15,352 * Oportun Financial Corp 107,618
8,014 Oppenheimer Holdings, Inc 381,547
91,464 *,e OppFi, Inc 210,367
19,881 Orchid Island Capital, Inc 242,349
80,688 PennyMac Mortgage Investment Trust 1,230,492
13,468 Piper Jaffray Cos 1,913,803
19,040 PJT Partners, Inc 1,523,771
35,342 * PRA Group, Inc 1,422,162
51,803 * PROG Holdings, Inc 1,154,689
172,098 Raymond James Financial, Inc 19,407,491
49,956 Ready Capital Corp 660,918
92,635 Redwood Trust, Inc 774,429
6,059 Regional Management Corp 208,975
553,425 *,e Robinhood Markets, Inc 5,761,154
289,849 S&P Global, Inc 108,675,984
16,501 Sculptor Capital Management, Inc 153,294
102,332 SEI Investments Co 6,388,587
223,476 SLM Corp 3,926,473
639,179 *,e SoFi Technologies, Inc 4,429,510
224,423 Starwood Property Trust, Inc 4,688,196
323,000 State Street Corp 29,499,590
36,890 StepStone Group, Inc 1,076,819
101,061 Stifel Financial Corp 6,812,522
12,459 * StoneX Group, Inc 1,094,897
411,530 Synchrony Financial 15,115,497
198,497 T Rowe Price Group, Inc 23,118,946
48,537 TPG RE Finance Trust, Inc 422,757
89,533 Tradeweb Markets, Inc 6,673,790
65,941 Two Harbors Investment Corp 1,182,982
103,135 *,e Upstart Holdings, Inc 1,926,562
13,602 Victory Capital Holdings, Inc 403,163
83,473 Virtu Financial, Inc 1,611,864
5,785 Virtus Investment Partners, Inc 1,243,081
19,982 * Vitesse Energy, Inc 318,913
84,787 Voya Financial, Inc 5,915,589

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
103,714 WisdomTree Investments, Inc $ 597,393
3,402 *,e World Acceptance Corp 325,639
TOTAL DIVERSIFIED FINANCIALS 2,001,602,342
ENERGY - 5 .1%
67,342 *,e Aemetis, Inc 314,487
54,108 * Alto Ingredients, Inc 183,426
13,378 e Altus Midstream Co 418,598
354,442 Antero Midstream Corp 3,863,418
236,663 * Antero Resources Corp 6,825,361
284,371 APA Corp 12,606,166
12,551 Arch Resources, Inc 1,857,799
230,335 Archrock, Inc 2,282,620
38,962 * Ardmore Shipping Corp 570,793
822,635 Baker Hughes Co 26,110,435
77,118 Berry Petroleum Co LLC 709,486
59,068 Bonanza Creek Energy, Inc 3,930,975
184,250 *,e Borr Drilling Ltd 1,096,287
23,545 * Bristow Group, Inc 719,064
715,309 Cabot Oil & Gas Corp 17,904,184
60,900 Cactus, Inc 3,295,299
63,465 California Resources Corp 2,711,859
69,106 * Callon Petroleum Co 2,940,460
6,408 *,e Centrus Energy Corp 263,048
192,188 ChampionX Corp 6,346,048
218,935 Cheniere Energy, Inc 33,451,079
103,453 Chesapeake Energy Corp 8,971,444
1,718,018 Chevron Corp 298,969,492
119,423 * Clean Energy Fuels Corp 675,934
160,470 * CNX Resources Corp 2,684,663
78,360 Comstock Resources Inc 952,074
1,102,161 ConocoPhillips 134,320,361
35,040 CONSOL Energy, Inc 2,026,363
38,578 e Crescent Energy, Inc 465,251
25,484 CVR Energy, Inc 846,069
66,404 Delek US Holdings, Inc 1,776,971
40,714 * Denbury, Inc 3,533,161
573,671 Devon Energy Corp 36,278,954
108,512 DHT Holdings, Inc 929,948
81,055 * Diamond Offshore Drilling, Inc 928,890
149,976 Diamondback Energy, Inc 21,914,493
29,682 * DMC Global, Inc 674,969
26,271 Dorian LPG Ltd 521,479
24,796 * Dril-Quip, Inc 761,485
78,255 DT Midstream, Inc 4,277,418
34,468 * Earthstone Energy, Inc 479,105
18,892 *,e Empire Petroleum Corp 249,185
125,659 *,e Energy Fuels, Inc 926,107
24,776 e Enviva, Inc 1,126,812
515,721 EOG Resources, Inc 68,204,102
321,440 EQT Corp 10,501,445
333,011 Equitrans Midstream Corp 2,414,330
14,874 Excelerate Energy, Inc 346,564
3,662,609 d Exxon Mobil Corp 424,899,270
45,569 FLEX LNG Ltd 1,417,196
61,762 * Frank's International NV 1,166,684
185,773 e Frontline plc 2,569,241
155,431 *,e Gevo, Inc 329,514
74,372 * Golar LNG Ltd 1,743,280
36,721 * Green Plains Inc 1,276,789
9,482 * Gulfport Energy Operating Corp 646,198

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
753,386 Halliburton Co $ 31,054,571
115,013 * Helix Energy Solutions Group, Inc 912,053
80,959 Helmerich & Payne, Inc 3,921,654
247,017 Hess Corp 37,092,073
116,336 HF Sinclair Corp 6,619,518
5,102 e HighPeak Energy, Inc 142,652
63,583 International Seaways, Inc 2,469,564
1,731,219 Kinder Morgan, Inc 31,681,308
371,399 * Kosmos Energy Ltd 2,937,766
30,343 * Laredo Petroleum, Inc 1,707,704
182,199 Liberty Oilfield Services, Inc 2,884,210
132,805 Magnolia Oil & Gas Corp 3,135,526
568,226 Marathon Oil Corp 15,609,168
403,705 Marathon Petroleum Corp 51,884,167
87,382 Matador Resources Co 5,781,193
112,829 Murphy Oil Corp 4,920,473
13,020 * Nabors Industries Ltd 2,311,571
6,771 Nacco Industries, Inc (Class A) 263,866
21,846 * National Energy Services Reunited Corp 165,156
64,558 New Fortress Energy, Inc 2,504,205
118,239 * Newpark Resources, Inc 536,805
55,453 *,e NextDecade Corp 332,163
148,280 * NexTier Oilfield Solutions, Inc 1,396,798
88,878 * Noble Corp plc 3,616,446
173,863 Nordic American Tankers Ltd 528,544
80,018 Northern Oil and Gas, Inc 2,682,203
365,081 NOV, Inc 8,922,580
34,605 Oasis Petroleum, Inc 4,959,935
697,029 Occidental Petroleum Corp 45,160,509
85,572 * Oceaneering International, Inc 1,826,962
51,141 * Oil States International, Inc 437,767
390,310 ONEOK, Inc 26,728,429
226,233 Ovintiv, Inc 11,137,451
73,242 * Par Pacific Holdings, Inc 1,957,759
171,220 Patterson-UTI Energy, Inc 2,876,496
91,927 PBF Energy, Inc 3,860,015
75,201 PDC Energy, Inc 5,093,364
125,909 * Peabody Energy Corp 3,511,602
17,240 Penn Virginia Corp 724,080
207,692 Permian Resources Corp 2,257,612
410,751 Phillips 66 41,186,003
212,659 Pioneer Natural Resources Co 48,986,001
20,372 * ProFrac Holding Corp 458,370
67,160 * ProPetro Holding Corp 668,242
216,789 Range Resources Corp 5,424,061
12,543 * Rex American Resources Corp 410,407
9,335 Riley Exploration Permian, Inc 309,829
83,799 *,e Ring Energy, Inc 197,766
56,320 RPC, Inc 558,694
25,758 * SandRidge Energy, Inc 407,234
1,247,448 Schlumberger Ltd 71,079,587
41,375 Scorpio Tankers, Inc 1,980,621
52,003 Select Energy Services, Inc 456,586
109,369 SFL Corp Ltd 1,113,376
9,405 *,e SilverBow Resources, Inc 247,069
76,979 Sitio Royalties Corp 2,045,332
100,220 SM Energy Co 3,294,231
22,723 Solaris Oilfield Infrastructure, Inc 240,637
1,094,448 * Southwestern Energy Co 6,041,353
106,268 * Talos Energy, Inc 2,105,169
196,593 Targa Resources Investments, Inc 14,748,407

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
114,175 * Teekay Corp $ 554,890
18,022 * Teekay Tankers Ltd 553,095
409,081 *,e Tellurian, Inc 814,071
92,761 * Tetra Technologies, Inc 367,334
5,095 Texas Pacific Land Corp 10,168,856
55,469 * Tidewater, Inc 2,407,355
489,639 *,e Uranium Energy Corp 1,973,245
138,061 *,e Ur-Energy, Inc 180,860
65,825 * US Silica Holdings, Inc 805,698
238,420 e Vaalco Energy, Inc 1,108,653
48,936 * Valaris Ltd 3,554,711
334,355 Valero Energy Corp 46,819,731
43,503 *,e Vertex Energy, Inc 316,702
109,415 * W&T Offshore, Inc 680,561
62,988 * Weatherford International Ltd 3,582,757
1,077,911 Williams Cos, Inc 34,751,851
51,846 World Fuel Services Corp 1,467,242
TOTAL ENERGY 1,816,818,638
FOOD & STAPLES RETAILING - 1 .4%
175,934 Albertsons Cos, Inc 3,729,801
24,710 Andersons, Inc 908,834
121,048 * BJ's Wholesale Club Holdings, Inc 8,772,349
31,224 Casey's General Stores, Inc 7,366,054
26,760 * Chefs' Warehouse Holdings, Inc 1,023,035
393,409 Costco Wholesale Corp 201,087,076
88,118 * Grocery Outlet Holding Corp 2,677,906
39,894 *,e HF Foods Group Inc 185,906
10,287 Ingles Markets, Inc (Class A) 977,265
590,696 Kroger Co 26,362,762
10,760 Natural Grocers by Vitamin C 106,847
141,244 * Performance Food Group Co 8,661,082
17,934 Pricesmart, Inc 1,332,676
45,057 *,e Rite Aid Corp 164,458
29,053 SpartanNash Co 920,399
90,053 * Sprouts Farmers Market, Inc 2,877,193
451,442 SYSCO Corp 34,968,697
43,334 * United Natural Foods, Inc 1,803,561
171,952 * US Foods Holding Corp 6,556,530
4,683 Village Super Market (Class A) 108,927
617,954 Walgreens Boots Alliance, Inc 22,777,784
1,264,227 Walmart, Inc 181,884,338
15,315 Weis Markets, Inc 1,322,297
TOTAL FOOD & STAPLES RETAILING 516,575,777
FOOD, BEVERAGE & TOBACCO - 3 .2%
114,071 *,e 22nd Century Group, Inc 125,478
1,606,708 Altria Group, Inc 72,366,128
479,454 Archer-Daniels-Midland Co 39,722,764
58,750 B&G Foods, Inc (Class A) 823,675
136,900 *,e Benson Hill, Inc 366,892
44,201 *,e Beyond Meat, Inc 726,222
9,869 * Boston Beer Co, Inc (Class A) 3,835,192
39,497 Brown-Forman Corp (Class A) 2,626,550
162,711 Brown-Forman Corp (Class B) 10,833,298
123,197 Bunge Ltd 12,208,823
14,762 Calavo Growers, Inc 473,122
30,770 Cal-Maine Foods, Inc 1,760,659
171,667 Campbell Soup Co 8,914,667
45,386 * Celsius Holdings, Inc 4,553,124
3,464,012 Coca-Cola Co 212,413,216

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
3,983 Coca-Cola Consolidated Inc $ 2,018,505
429,372 ConAgra Brands, Inc 15,968,345
133,780 Constellation Brands, Inc (Class A) 30,972,746
142,093 * Darling International, Inc 9,419,345
35,513 * Duckhorn Portfolio, Inc 574,600
184,112 Flowers Foods, Inc 5,098,061
35,907 Fresh Del Monte Produce, Inc 1,026,940
36,691 * Freshpet, Inc 2,323,641
528,321 General Mills, Inc 41,399,234
70,395 * Hain Celestial Group, Inc 1,444,505
133,591 Hershey Co 30,004,539
272,420 Hormel Foods Corp 12,343,350
104,620 * Hostess Brands, Inc 2,419,861
58,847 Ingredion, Inc 6,049,472
11,897 J&J Snack Foods Corp 1,704,840
95,331 J.M. Smucker Co 14,566,577
7,570 John B. Sanfilippo & Son, Inc 639,741
222,679 Kellogg Co 15,271,326
770,545 Keurig Dr Pepper, Inc 27,184,828
638,058 Kraft Heinz Co 25,860,491
130,889 Lamb Weston Holdings, Inc 13,074,502
15,350 Lancaster Colony Corp 2,945,818
25,123 * Landec Corp 156,014
224,720 McCormick & Co, Inc 16,880,966
12,847 MGP Ingredients, Inc 1,253,096
27,917 * Mission Produce, Inc 347,846
158,889 Molson Coors Brewing Co (Class B) 8,354,384
1,221,718 Mondelez International, Inc 79,949,226
324,476 * Monster Beverage Corp 33,771,462
21,824 * National Beverage Corp 964,621
1,231,729 PepsiCo, Inc 210,650,294
1,383,472 Philip Morris International, Inc 144,213,121
43,159 * Pilgrim's Pride Corp 1,047,901
44,550 * Post Holdings, Inc 4,230,022
122,967 Primo Water Corp 1,924,434
241 Seaboard Corp 944,841
4,216 * Seneca Foods Corp 263,500
76,518 * Simply Good Foods Co 2,777,603
18,473 * Sovos Brands, Inc 250,494
78,204 * SunOpta, Inc 638,927
35,294 *,e Tattooed Chef, Inc 53,647
13,567 Tootsie Roll Industries, Inc 606,852
39,282 * TreeHouse Foods, Inc 1,902,427
10,723 Turning Point Brands, Inc 248,881
248,347 Tyson Foods, Inc (Class A) 16,328,815
19,801 Universal Corp 1,076,580
44,376 Utz Brands, Inc 739,304
159,177 Vector Group Ltd 2,061,342
28,681 * Vita Coco Co, Inc 389,201
18,534 * Vital Farms, Inc 325,828
28,260 * Whole Earth Brands, Inc 107,105
TOTAL FOOD, BEVERAGE & TOBACCO 1,166,519,811
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
144,099 * 1Life Healthcare, Inc 2,304,143
1,525,839 Abbott Laboratories 168,681,501
72,586 * Acadia Healthcare Co, Inc 6,098,676
87,948 * Accolade, Inc 1,026,353
57,601 * AdaptHealth Corp 1,234,389
11,376 * Addus HomeCare Corp 1,223,148
28,381 * Agiliti, Inc 523,629

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
150,845 * agilon health, Inc $ 3,282,387
14,195 e AirSculpt Technologies, Inc 82,615
67,055 * Align Technology, Inc 18,086,745
68,336 * Alignment Healthcare, Inc 843,950
106,021 * Allscripts Healthcare Solutions, Inc 1,898,836
52,892 * Alphatec Holdings Inc 688,654
24,952 * Amedisys, Inc 2,411,860
213,233 * American Well Corp 846,535
138,695 AmerisourceBergen Corp 23,433,907
35,917 * AMN Healthcare Services, Inc 3,442,285
27,895 * Angiodynamics, Inc 363,193
32,313 *,e Apollo Medical Holdings, Inc 1,151,635
166,667 *,e ATI Physical Therapy, Inc 73,333
33,960 * AtriCure, Inc 1,469,789
1,124 Atrion Corp 772,525
37,191 * Avanos Medical, Inc 1,139,532
164,083 * Aveanna Healthcare Holdings, Inc 200,181
28,753 * AxoGen, Inc 272,291
47,663 * Axonics Modulation Technologies, Inc 2,926,508
438,958 Baxter International, Inc 20,055,991
254,231 Becton Dickinson & Co 64,122,143
18,374 * BioLife Solutions Inc 430,687
1,277,050 * Boston Scientific Corp 59,063,562
146,444 * Brookdale Senior Living, Inc 421,759
139,920 *,e Butterfly Network, Inc 384,780
228,351 Cardinal Health, Inc 17,640,115
31,027 * Cardiovascular Systems, Inc 432,516
58,028 *,e CareMax, Inc 272,151
16,061 * Castle Biosciences, Inc 434,932
495,545 * Centene Corp 37,780,351
104,711 * Certara, Inc 2,031,393
128,984 * Cerus Corp 405,010
14,037 Chemed Corp 7,090,650
267,953 Cigna Corp 84,852,677
305,440 *,e Clover Health Investments Corp 406,235
93,838 * Community Health Systems, Inc 489,834
20,990 * Computer Programs & Systems, Inc 616,686
23,321 Conmed Corp 2,233,219
42,387 Cooper Cos, Inc 14,790,096
7,699 * Corvel Corp 1,371,654
55,672 * Cross Country Healthcare, Inc 1,544,898
29,096 * CryoLife, Inc 379,412
86,186 * Cue Health, Inc 225,807
13,300 * Cutera, Inc 463,239
1,166,446 CVS Health Corp 102,903,866
46,803 * DaVita, Inc 3,856,099
20,022 * Definitive Healthcare Corp 247,872
172,495 Dentsply Sirona, Inc 6,352,991
338,848 * Dexcom, Inc 36,287,232
64,461 * DocGo, Inc 644,610
108,828 *,e Doximity, Inc 3,838,364
550,987 * Edwards Lifesciences Corp 42,260,703
214,357 Elevance Health, Inc 107,176,356
45,205 Embecta Corp 1,192,960
92,327 Encompass Health Corp 5,765,821
37,918 * Enhabit, Inc 582,420
35,865 * Enovis Corp 2,257,702
46,696 Ensign Group, Inc 4,354,402
141,536 * Envista Holdings Corp 5,518,489
69,796 * Evolent Health, Inc 2,248,827
102,503 *,e Figs, Inc 917,402

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
16,372 * Fulgent Genetics, Inc $ 553,046
318,274 * GE HealthCare Technologies, Inc 22,126,408
44,797 * Glaukos Corp 2,197,293
66,139 * Globus Medical, Inc 4,993,494
78,396 * Guardant Health, Inc 2,463,986
43,166 * Haemonetics Corp 3,651,844
190,680 HCA Healthcare, Inc 48,636,748
39,874 * Health Catalyst, Inc 554,249
83,371 * HealthEquity, Inc 5,073,125
20,673 * HealthStream, Inc 499,873
126,586 * Henry Schein, Inc 10,905,384
7,123 * Heska Corp 637,081
98,260 *,e Hims & Hers Health, Inc 813,593
228,325 * Hologic, Inc 18,578,805
112,451 Humana, Inc 57,541,177
21,788 * ICU Medical, Inc 4,210,095
72,113 * IDEXX Laboratories, Inc 34,650,296
53,613 * Inari Medical, Inc 3,058,622
21,438 * Innovage Holding Corp 160,571
14,364 * Inogen, Inc 335,112
23,270 * Inspire Medical Systems, Inc 5,888,706
59,491 * Insulet Corp 17,092,954
30,115 * Integer Holding Corp 1,981,868
60,847 * Integra LifeSciences Holdings Corp 3,486,533
315,332 * Intuitive Surgical, Inc 77,473,919
755,099 *,e Invitae Corp 1,782,034
4,627 iRadimed Corp 173,050
25,639 * iRhythm Technologies, Inc 2,520,314
10,450 * Joint Corp 189,877
78,401 Laboratory Corp of America Holdings 19,766,460
62,350 * Lantheus Holdings, Inc 3,585,125
16,588 LeMaitre Vascular, Inc 782,622
28,791 * LHC Group, Inc 4,566,253
56,680 *,e LifeStance Health Group, Inc 299,270
50,174 * LivaNova plc 2,819,779
41,265 * Masimo Corp 7,018,351
126,587 McKesson Corp 47,935,965
63,632 * MEDNAX, Inc 976,751
1,193,653 Medtronic plc 99,896,820
41,458 * Meridian Bioscience, Inc 1,409,572
61,933 * Merit Medical Systems, Inc 4,418,920
3,666 Mesa Laboratories, Inc 713,184
9,626 * ModivCare, Inc 1,032,485
49,583 * Molina Healthcare, Inc 15,461,467
324,704 *,e Multiplan Corp 428,609
33,763 *,e Nano-X Imaging Ltd 311,295
9,997 National Healthcare Corp 595,221
13,643 National Research Corp 633,308
186,356 * Neogen Corp 3,989,882
26,411 * Nevro Corp 969,812
43,227 * NextGen Healthcare, Inc 822,178
94,743 * Novocure Ltd 8,638,667
644,040 * Nutex Health, Inc 863,014
40,332 * NuVasive, Inc 1,839,139
101,192 * Oak Street Health, Inc 2,940,640
37,732 * Omnicell, Inc 2,092,994
309,914 *,e Opko Health, Inc 399,789
12,737 * OptimizeRx Corp 228,629
155,359 * Option Care Health, Inc 4,485,214
55,936 * OraSure Technologies, Inc 312,123
25,242 * Orthofix Medical Inc 545,984

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
10,643 * OrthoPediatrics Corp $ 501,605
34,512 * Outset Medical, Inc 970,477
56,019 * Owens & Minor, Inc 1,105,815
36,794 * Paragon 28, Inc 619,979
67,384 Patterson Cos, Inc 2,034,323
32,233 * Pennant Group, Inc 417,095
30,652 * Penumbra, Inc 7,675,567
18,578 * PetIQ, Inc 219,964
36,146 * Phreesia, Inc 1,355,114
127,096 Premier, Inc 4,239,923
32,316 * Privia Health Group, Inc 873,825
20,424 * PROCEPT BioRobotics Corp 794,289
72,597 *,† Progenics Pharmaceuticals, Inc 0
59,713 * Progyny, Inc 2,053,530
111,084 * Project Roadrunner Parent, Inc 1,589,612
19,107 * Pulmonx Corp 169,861
101,408 Quest Diagnostics, Inc 15,057,060
43,308 * QuidelOrtho Corp 3,707,598
32,981 * RadNet, Inc 694,250
127,876 Resmed, Inc 29,203,042
25,084 *,e RxSight, Inc 351,176
34,225 * Schrodinger, Inc 827,561
87,546 Select Medical Holdings Corp 2,544,962
189,874 *,e Sema4 Holdings Corp 80,658
313,654 *,e Senseonics Holdings, Inc 354,429
152,285 *,e Sharecare, Inc 386,804
32,620 * Shockwave Medical Inc 6,130,277
24,420 * SI-BONE, Inc 415,873
42,115 *,e Sight Sciences, Inc 484,744
80,504 * Signify Health, Inc 2,291,144
44,916 * Silk Road Medical Inc 2,441,634
17,839 Simulations Plus, Inc 733,896
49,752 * Staar Surgical Co 3,510,004
87,768 STERIS plc 18,124,970
312,887 Stryker Corp 79,413,849
63,105 * Surgery Partners, Inc 2,095,086
12,498 * SurModics, Inc 351,319
16,594 * Tactile Systems Technology, Inc 215,224
69,826 * Tandem Diabetes Care, Inc 2,844,711
128,799 * Teladoc, Inc 3,786,691
41,702 Teleflex, Inc 10,151,101
82,151 * Tenet Healthcare Corp 4,505,982
29,723 * Transmedics Group, Inc 1,873,143
22,626 * Treace Medical Concepts, Inc 522,434
7,338 * UFP Technologies, Inc 834,551
831,335 UnitedHealth Group, Inc 414,994,119
52,043 Universal Health Services, Inc (Class B) 7,713,293
10,603 US Physical Therapy, Inc 1,051,287
1,543 Utah Medical Products, Inc 142,157
28,457 * Varex Imaging Corp 611,541
122,463 * Veeva Systems, Inc 20,886,065
137,710 *,e VG Acquisition Corp 344,275
81,082 *,e Vicarious Surgical, Inc 219,732
100,633 * ViewRay, Inc 461,905
184,844 Zimmer Biomet Holdings, Inc 23,538,035
16,254 * Zimvie, Inc 159,452
18,838 *,e Zynex Inc 266,181
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,150,777,286
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
74,923 *,e Beauty Health Co 854,122

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
127,386 * BellRing Brands, Inc $ 3,612,667
8,650 * Central Garden & Pet Co 362,781
31,768 * Central Garden and Pet Co (Class A) 1,258,966
213,631 Church & Dwight Co, Inc 17,274,203
111,590 Clorox Co 16,145,957
734,899 Colgate-Palmolive Co 54,772,023
285,172 * Coty, Inc 2,840,313
43,109 Edgewell Personal Care Co 1,847,652
50,953 * elf Beauty, Inc 2,932,345
49,150 Energizer Holdings, Inc 1,823,465
206,575 Estee Lauder Cos (Class A) 57,237,801
82,434 * Herbalife Nutrition Ltd 1,448,365
63,134 * Honest Co, Inc 208,342
13,924 Inter Parfums, Inc 1,646,095
302,175 Kimberly-Clark Corp 39,285,772
8,832 Medifast, Inc 984,327
9,715 * Nature's Sunshine Products, Inc 102,590
37,408 Nu Skin Enterprises, Inc (Class A) 1,604,055
99,559 * Olaplex Holdings, Inc 628,217
2,096,468 Procter & Gamble Co 298,495,114
43,781 Reynolds Consumer Products, Inc 1,303,360
33,625 Spectrum Brands Holdings, Inc 2,282,465
9,753 * USANA Health Sciences, Inc 569,965
48,983 *,e Veru, Inc 282,142
10,749 WD-40 Co 1,876,131
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 511,679,235
INSURANCE - 2 .4%
538,004 Aflac, Inc 39,543,294
229,252 Allstate Corp 29,452,004
31,404 * AMBAC Financial Group, Inc 523,191
64,805 American Equity Investment Life Holding Co 3,087,958
57,407 American Financial Group, Inc 8,185,664
652,746 American International Group, Inc 41,266,602
15,389 Amerisafe, Inc 847,626
183,350 Aon plc 58,429,978
308,765 * Arch Capital Group Ltd 19,869,028
23,843 Argo Group International Holdings Ltd 661,882
185,949 Arthur J. Gallagher & Co 36,393,938
44,830 Assurant, Inc 5,944,010
55,148 Assured Guaranty Ltd 3,452,265
77,401 Axis Capital Holdings Ltd 4,842,981
154,575 *,e Bright Health Group, Inc 137,062
63,823 * Brighthouse Financial, Inc 3,591,320
206,046 Brown & Brown, Inc 12,066,054
34,486 * BRP Group, Inc 988,024
369,904 Chubb Ltd 84,149,461
133,904 Cincinnati Financial Corp 15,151,238
25,329 CNA Financial Corp 1,103,331
99,432 Conseco, Inc 2,561,368
69,146 Corebridge Financial, Inc 1,504,617
563 Crawford & Co 3,643
3,646 Donegal Group, Inc (Class A) 55,346
20,297 * eHealth, Inc 168,465
21,677 Employers Holdings, Inc 950,970
9,688 * Enstar Group Ltd 2,347,402
24,683 Erie Indemnity Co (Class A) 6,031,291
34,324 Everest Re Group Ltd 12,002,760
16,186 F&G Annuities & Life, Inc 347,352
238,034 Fidelity National Financial Inc 10,480,637
82,599 First American Financial Corp 5,110,400

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
566,995 * Genworth Financial, Inc (Class A) $ 3,129,812
81,339 Globe Life, Inc 9,829,818
13,362 * Goosehead Insurance, Inc 521,786
25,827 * Greenlight Capital Re Ltd (Class A) 254,396
30,713 Hanover Insurance Group, Inc 4,133,355
279,964 Hartford Financial Services Group, Inc 21,728,006
4,272 e HCI Group, Inc 214,497
59,087 Horace Mann Educators Corp 2,104,088
763 Investors Title Co 123,606
37,916 James River Group Holdings Ltd 859,177
48,650 Kemper Corp 2,857,214
19,389 Kinsale Capital Group, Inc 5,398,673
46,002 *,e Lemonade, Inc 748,913
142,058 Lincoln National Corp 5,033,115
179,513 Loews Corp 11,036,459
12,223 * Markel Corp 17,221,963
443,131 Marsh & McLennan Cos, Inc 77,508,043
55,135 * MBIA, Inc 717,306
22,360 Mercury General Corp 798,923
596,574 Metlife, Inc 43,561,833
1,863 National Western Life Group, Inc 515,678
5,736 * NI Holdings, Inc 76,002
256,451 Old Republic International Corp 6,767,742
94,573 * Oscar Health, Inc 363,160
20,068 * Palomar Holdings, Inc 1,025,675
30,196 Primerica, Inc 4,884,203
208,860 Principal Financial Group 19,329,993
43,676 ProAssurance Corp 846,878
524,345 Progressive Corp 71,494,441
325,724 Prudential Financial, Inc 34,181,477
59,157 Reinsurance Group of America, Inc (Class A) 8,978,258
36,472 RenaissanceRe Holdings Ltd 7,137,206
32,620 RLI Corp 4,320,519
12,919 *,e Root, Inc 75,964
66,501 * Ryan Specialty Group Holdings, Inc 2,834,273
12,944 Safety Insurance Group, Inc 1,092,344
58,611 Selective Insurance Group, Inc 5,568,045
213,619 * Selectquote, Inc 184,182
89,608 * SiriusPoint Ltd 680,125
20,193 Stewart Information Services Corp 964,620
14,139 Tiptree Inc 212,226
206,844 Travelers Cos, Inc 39,532,025
29,700 *,e Trupanion, Inc 1,752,894
12,876 United Fire Group Inc 405,465
22,601 Universal Insurance Holdings, Inc 287,937
181,393 Unum Group 7,623,948
179,446 W.R. Berkley Corp 12,586,342
2,249 White Mountains Insurance Group Ltd 3,436,382
95,733 Willis Towers Watson plc 24,334,371
TOTAL INSURANCE 880,524,520
MATERIALS - 3 .1%
26,589 * 5E Advanced Materials, Inc 261,902
21,255 AdvanSix, Inc 919,066
198,005 Air Products & Chemicals, Inc 63,462,583
104,960 Albemarle Corp 29,540,992
148,084 Alcoa Corp 7,735,908
97,921 * Allegheny Technologies, Inc 3,563,345
17,393 Alpha Metallurgical Resources, Inc 2,799,055
1,387,448 Amcor plc 16,732,623
22,290 American Vanguard Corp 503,531

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
61,800 Aptargroup, Inc $ 7,146,552
84,956 * Arconic Corp 1,997,316
15,086 *,† Ardagh Group S.A. 211,958
130,309 Ardagh Metal Packaging S.A. 732,337
43,921 Ashland Global Holdings, Inc 4,799,248
16,317 * Aspen Aerogels, Inc 171,328
71,696 Avery Dennison Corp 13,582,090
73,245 Avient Corp 2,967,887
178,749 * Axalta Coating Systems Ltd 5,380,345
33,280 Balchem Corp 4,347,366
270,649 Ball Corp 15,762,598
104,859 Berry Global Group, Inc 6,472,946
45,828 Cabot Corp 3,452,223
36,723 Carpenter Technology Corp 1,773,354
97,667 Celanese Corp (Series A) 12,032,574
46,078 * Century Aluminum Co 517,917
176,855 CF Industries Holdings, Inc 14,979,618
7,750 Chase Corp 731,445
126,652 Chemours Co 4,608,866
12,952 * Clearwater Paper Corp 500,077
471,412 * Cleveland-Cliffs, Inc 10,064,646
191,386 * Coeur Mining, Inc 744,492
120,192 Commercial Metals Co 6,522,820
27,716 Compass Minerals International, Inc 1,293,229
92,492 * Constellium SE 1,343,909
626,415 Corteva, Inc 40,372,447
96,943 Crown Holdings, Inc 8,546,495
77,919 *,e Danimer Scientific, Inc 177,655
58,188 * Diversey Holdings Ltd 353,201
616,230 Dow, Inc 36,573,250
441,745 DuPont de Nemours, Inc 32,667,043
31,619 Eagle Materials, Inc 4,618,903
104,315 Eastman Chemical Co 9,197,454
222,188 Ecolab, Inc 34,401,368
187,571 Element Solutions, Inc 3,841,454
113,482 FMC Corp 15,107,859
1,263,007 Freeport-McMoRan, Inc (Class B) 56,355,372
24,364 FutureFuel Corp 225,854
663,377 * Ginkgo Bioworks Holdings, Inc 1,293,585
38,095 Glatfelter Corp 166,856
246,554 Graphic Packaging Holding Co 5,939,486
20,864 Greif, Inc (Class A) 1,490,315
5,806 Greif, Inc (Class B) 478,414
48,402 H.B. Fuller Co 3,344,578
14,948 Hawkins, Inc 582,972
7,327 Haynes International, Inc 408,041
576,496 Hecla Mining Co 3,556,980
163,765 Huntsman Corp 5,189,713
218,979 * Hycroft Mining Holding Corp 131,146
30,978 * Ingevity Corp 2,553,826
20,562 Innospec, Inc 2,323,917
222,628 International Flavors & Fragrances, Inc 25,036,745
309,423 International Paper Co 12,940,070
7,382 * Intrepid Potash, Inc 241,613
12,024 Kaiser Aluminum Corp 1,052,340
14,958 Koppers Holdings, Inc 517,696
30,158 Kronos Worldwide, Inc 351,341
438,535 Linde plc 145,128,773
144,842 * Livent Corp 3,754,305
70,826 Louisiana-Pacific Corp 4,822,542
95,067 * LSB Industries, Inc 1,208,302

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
220,056 LyondellBasell Industries NV $ 21,277,215
55,931 Martin Marietta Materials, Inc 20,115,025
18,259 Materion Corp 1,647,875
25,661 Minerals Technologies, Inc 1,782,156
309,211 Mosaic Co 15,318,313
104,359 * MP Materials Corp 3,392,711
26,770 Myers Industries, Inc 644,622
5,513 NewMarket Corp 1,899,284
695,685 Newmont Goldcorp Corp 36,822,607
181,575 * Novagold Resources Inc 1,145,738
222,147 Nucor Corp 37,547,286
127,895 * O-I Glass, Inc 2,461,979
115,657 Olin Corp 7,470,286
13,039 Olympic Steel, Inc 576,845
86,797 *,e Origin Materials, Inc 525,122
43,249 Orion Engineered Carbons SA 909,094
81,274 Packaging Corp of America 11,597,800
30,719 Pactiv Evergreen, Inc 353,576
97,982 * Perimeter Solutions S.A. 911,233
13,878 * Piedmont Lithium, Inc 952,586
207,931 PPG Industries, Inc 27,101,727
38,871 * PQ Group Holdings, Inc 407,757
95,468 *,e PureCycle Technologies, Inc 800,022
10,380 Quaker Chemical Corp 2,043,511
19,231 Ramaco Resources, Inc 200,579
27,104 * Ranpak Holdings Corp 207,617
46,721 * Rayonier Advanced Materials, Inc 323,776
54,852 Reliance Steel & Aluminum Co 12,476,087
54,973 * Resolute Forest Products 1,193,464
57,077 Royal Gold, Inc 7,250,491
119,224 RPM International, Inc 10,719,430
19,733 Ryerson Holding Corp 753,209
19,787 Schnitzer Steel Industries, Inc (Class A) 669,592
45,399 Schweitzer-Mauduit International, Inc 1,251,196
31,523 e Scotts Miracle-Gro Co (Class A) 2,275,645
119,781 Sealed Air Corp 6,559,208
47,514 Sensient Technologies Corp 3,596,335
213,579 Sherwin-Williams Co 50,530,656
87,173 Silgan Holdings, Inc 4,697,753
90,286 Sonoco Products Co 5,517,377
87,914 Southern Copper Corp 6,612,012
170,870 SSR Mining, Inc 2,894,538
145,943 Steel Dynamics, Inc 17,606,563
26,387 Stepan Co 2,898,348
92,435 * Summit Materials, Inc 3,037,414
64,626 SunCoke Energy, Inc 588,743
28,471 Sylvamo Corp 1,353,227
34,451 * TimkenSteel Corp 677,651
20,458 Tredegar Corp 248,156
33,781 Trimas Corp 1,040,117
30,516 Trinseo plc 846,819
160,322 Tronox Holdings plc 2,749,522
834 United States Lime & Minerals, Inc 126,601
215,308 United States Steel Corp 6,134,125
6,816 Valhi, Inc 176,057
156,869 Valvoline, Inc 5,750,818
116,637 Vulcan Materials Co 21,383,061
56,275 Warrior Met Coal, Inc 2,131,697
25,371 Westlake Chemical Corp 3,114,290
232,518 WestRock Co 9,124,006

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
25,911 Worthington Industries, Inc $ 1,473,559
TOTAL MATERIALS 1,108,502,166
MEDIA & ENTERTAINMENT - 6 .1%
695,356 Activision Blizzard, Inc 53,243,409
83,734 * Advantage Solutions, Inc 216,871
5,345,275 * Alphabet, Inc (Class A) 528,326,981
4,741,669 * Alphabet, Inc (Class C) 473,550,483
162,466 * Altice USA, Inc 796,083
495,247 *,e AMC Entertainment Holdings, Inc 2,649,571
24,488 * AMC Networks, Inc 453,273
25,952 * Arena Group Holdings, Inc 232,011
13,100 * Boston Omaha Corp 346,495
68,892 * Bumble, Inc 1,773,969
4,801 Cable One, Inc 3,792,214
24,134 * Cardlytics, Inc 181,005
75,371 * Cargurus, Inc 1,330,298
52,392 * Cars.com, Inc 895,903
94,547 * Charter Communications, Inc 36,335,358
85,356 * Cinemark Holdings, Inc 1,019,151
516,306 * Clear Channel 986,144
3,812,454 Comcast Corp (Class A) 150,020,065
36,992 * Cumulus Media Inc 247,846
470 * Daily Journal Corp 143,820
191,138 * DISH Network Corp (Class A) 2,750,476
253,437 Electronic Arts, Inc 32,612,273
159,055 * Entercom Communications Corp 51,088
41,363 Entravision Communications Corp (Class A) 268,859
56,607 * Eventbrite Inc 503,236
14,689 * EverQuote Inc 229,148
41,829 * EW Scripps Co (Class A) 625,344
252,942 Fox Corp (Class A) 8,584,851
120,187 Fox Corp (Class B) 3,809,928
224,696 *,e fuboTV, Inc 577,469
103,352 * Gannett Co, Inc 233,576
72,446 Gray Television, Inc 938,900
59,501 * IAC 3,361,806
84,522 * iHeartMedia, Inc 655,046
38,923 * Imax Corp 661,691
25,945 * Integral Ad Science Holding Corp 266,715
351,936 Interpublic Group of Cos, Inc 12,831,587
32,721 John Wiley & Sons, Inc (Class A) 1,498,622
6,341 *,e Liberty Braves Group (Class A) 222,759
32,042 * Liberty Braves Group (Class C) 1,111,217
19,423 Liberty Broadband Corp (Class A) 1,740,689
103,945 * Liberty Broadband Corp (Class C) 9,332,182
18,720 * Liberty Media Group (Class A) 1,192,090
178,525 * Liberty Media Group (Class C) 12,639,570
60,840 Liberty SiriusXM Group (Class A) 2,471,321
147,113 * Liberty SiriusXM Group (Class C) 5,928,654
46,102 *,e Lions Gate Entertainment Corp (Class A) 367,433
218,461 * Lions Gate Entertainment Corp (Class B) 1,664,673
135,993 * Live Nation, Inc 10,946,077
19,505 Madison Square Garden Co 3,546,789
20,032 * Madison Square Garden Entertainment Corp 1,047,473
96,667 * Magnite, Inc 1,167,737
25,461 e Marcus Corp 385,480
242,691 * Match Group, Inc 13,134,437
15,622 * MediaAlpha, Inc 217,927
1,997,540 * Meta Platforms, Inc 297,573,534
388,503 * Netflix, Inc 137,475,672

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
160,818 New York Times Co (Class A) $ 5,602,899
303,887 News Corp (Class A) 6,156,751
98,394 News Corp (Class B) 2,011,173
30,528 Nexstar Media Group Inc 6,251,219
177,907 Omnicom Group, Inc 15,298,223
6,103 Paramount Global (Class A) 162,645
501,136 Paramount Global (Class B) 11,606,310
512,562 * Pinterest, Inc 13,475,255
63,301 * Playstudios, Inc 292,451
77,751 * Playtika Holding Corp 815,608
33,339 * PubMatic, Inc 511,087
42,462 * QuinStreet, Inc 650,942
411,382 * ROBLOX Corp 15,307,524
117,461 * Roku, Inc 6,754,008
23,182 Scholastic Corp 1,025,572
38,405 Sinclair Broadcast Group, Inc (Class A) 792,295
649,984 e Sirius XM Holdings, Inc 3,763,407
453,727 *,e Skillz, Inc 362,709
122,402 * Spotify Technology S.A. 13,797,153
47,656 *,e Stagwell, Inc 334,545
149,206 * Take-Two Interactive Software, Inc 16,894,595
19,799 * TechTarget, Inc 980,644
219,985 TEGNA, Inc 4,384,301
20,321 * Thryv Holdings, Inc 454,581
121,623 * TripAdvisor, Inc 2,833,816
88,583 * TrueCar, Inc 276,379
109,885 * Vimeo, Inc 498,878
1,622,360 * Walt Disney Co 176,009,836
2,057,685 * Warner Bros Discovery, Inc 30,494,892
40,981 * WideOpenWest, Inc 470,872
35,350 e World Wrestling Entertainment, Inc (Class A) 2,991,317
58,093 * Yelp, Inc 1,830,510
37,703 * Ziff Davis Inc 3,373,664
63,777 * ZipRecruiter, Inc 1,252,580
244,769 * ZoomInfo Technologies, Inc 6,909,829
TOTAL MEDIA & ENTERTAINMENT 2,183,795,749
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .5%
86,165 * 10X Genomics, Inc 4,035,107
16,553 * 2seventy bio, Inc 225,121
66,812 * 4D Molecular Therapeutics, Inc 1,406,393
1,573,103 AbbVie, Inc 232,425,968
165,439 *,e AbCellera Biologics, Inc 1,742,073
61,628 *,e Absci Corp 193,512
91,291 * Acadia Pharmaceuticals, Inc 1,737,268
45,788 * Aclaris Therapeutics, Inc 773,817
110,987 *,e Adagio Therapeutics, Inc 253,050
122,580 * Adaptive Biotechnologies Corp 1,136,317
15,761 *,e Adicet Bio, Inc 144,213
148,995 * ADMA Biologics, Inc 549,792
24,470 *,e Aerovate Therapeutics, Inc 559,139
87,570 * Affimed NV 112,965
561,584 * Agenus, Inc 1,465,734
260,385 Agilent Technologies, Inc 39,599,351
43,567 * Agios Pharmaceuticals, Inc 1,284,355
30,198 * Akero Therapeutics, Inc 1,494,801
7,525 *,e Akoya Biosciences, Inc 84,656
15,708 * Albireo Pharma, Inc 701,519
43,454 * Alector, Inc 383,264
134,539 * Alkermes plc 3,853,197
51,492 * Allogene Therapeutics, Inc 397,518

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
96,478 *,e Allovir, Inc $ 557,643
107,518 * Alnylam Pharmaceuticals, Inc 24,342,075
57,930 *,e ALX Oncology Holdings, Inc 538,749
474,353 Amgen, Inc 119,726,697
274,673 * Amicus Therapeutics, Inc 3,581,736
90,760 * Amneal Pharmaceuticals, Inc 199,672
29,714 * Amphastar Pharmaceuticals, Inc 899,146
41,583 * Amylyx Pharmaceuticals, Inc 1,629,638
15,851 * AnaptysBio, Inc 394,531
46,837 *,e Anavex Life Sciences Corp 509,118
17,279 * ANI Pharmaceuticals, Inc 772,890
11,269 * Anika Therapeutics, Inc 349,452
92,137 * Apellis Pharmaceuticals, Inc 4,858,384
65,091 *,e Arbutus Biopharma Corp 195,924
24,352 * Arcellx, Inc 813,600
34,556 * Arcturus Therapeutics Holdings, Inc 730,168
34,341 * Arcus Biosciences, Inc 742,796
31,261 * Arcutis Biotherapeutics, Inc 517,995
78,352 * Arrowhead Pharmaceuticals Inc 2,741,536
35,794 * Arvinas, Inc 1,172,969
355,871 * Atara Biotherapeutics, Inc 1,804,266
48,745 * Atea Pharmaceuticals, Inc 225,689
25,454 * Athira Pharma, Inc 102,834
22,728 * Aura Biosciences, Inc 236,598
107,175 * Aurinia Pharmaceuticals, Inc 969,934
521,895 * Avantor, Inc 12,473,290
46,688 *,e Avid Bioservices, Inc 739,071
79,443 * Avidity Biosciences, Inc 1,882,799
34,999 *,e Axsome Therapeutics, Inc 2,624,925
50,764 * Beam Therapeutics, Inc 2,205,696
89,988 * Berkeley Lights, Inc 193,474
136,958 * BioCryst Pharmaceuticals, Inc 1,444,907
125,431 * Biogen, Inc 36,487,878
96,445 * Biohaven Ltd 1,841,135
159,531 * BioMarin Pharmaceutical, Inc 18,401,901
259,489 *,e Bionano Genomics, Inc 469,675
16,807 * Bio-Rad Laboratories, Inc (Class A) 7,856,600
134,388 Bio-Techne Corp 10,705,348
37,775 *,e Bioxcel Therapeutics Inc 1,077,343
121,003 * Bluebird Bio, Inc 768,369
67,163 * Blueprint Medicines Corp 3,139,199
116,026 * Bridgebio Pharma, Inc 1,076,721
1,890,953 Bristol-Myers Squibb Co 137,377,735
58,078 * Brooks Automation, Inc 3,246,560
87,617 Bruker BioSciences Corp 6,143,704
25,944 * C4 Therapeutics, Inc 202,104
32,865 * Cara Therapeutics, Inc 383,863
37,486 * CareDx, Inc 560,041
38,668 * Caribou Biosciences, Inc 278,796
32,926 *,e Cassava Sciences, Inc 921,928
168,174 * Catalent, Inc 9,005,718
76,486 * Catalyst Pharmaceuticals, Inc 1,184,768
34,148 * Celldex Therapeutics, Inc 1,504,561
79,366 * Celularity, Inc 66,675
33,150 *,e Century Therapeutics, Inc 151,495
44,803 * Cerevel Therapeutics Holdings, Inc 1,530,022
43,627 * Charles River Laboratories International, Inc 10,612,268
55,373 * Chimerix, Inc 98,010
64,415 * Chinook Therapeutics, Inc 1,627,767
16,873 * CinCor Pharma, Inc 488,136
45,404 * Codexis, Inc 279,235

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
90,032 * Cogent Biosciences, Inc $ 1,355,882
45,593 * Coherus Biosciences, Inc 386,629
28,144 * Collegium Pharmaceutical, Inc 790,284
75,382 * Corcept Therapeutics, Inc 1,723,233
35,186 * Crinetics Pharmaceuticals, Inc 689,997
30,605 * CryoPort, Inc 698,712
74,159 * CTI BioPharma Corp 410,099
19,518 * Cullinan Oncology, Inc 227,190
96,552 * Cytek Biosciences, Inc 1,163,452
71,559 * Cytokinetics, Inc 3,039,826
577,205 Danaher Corp 152,601,458
55,266 * Day One Biopharmaceuticals, Inc 1,203,141
29,585 * Deciphera Pharmaceuticals, Inc 503,241
105,397 * Denali Therapeutics, Inc 3,190,367
20,792 *,e Design Therapeutics, Inc 163,217
36,216 * DICE Therapeutics, Inc 1,150,582
107,115 * Dynavax Technologies Corp 1,218,969
74,820 * Dyne Therapeutics, Inc 1,092,372
11,214 * Eagle Pharmaceuticals, Inc 380,603
24,594 *,e Edgewise Therapeutics, Inc 251,597
78,583 * Editas Medicine, Inc 777,186
346,616 * Elanco Animal Health, Inc 4,759,038
749,336 Eli Lilly & Co 257,883,984
37,040 * Emergent Biosolutions, Inc 488,558
17,038 * Enanta Pharmaceuticals, Inc 909,488
93,458 *,e Enochian Biosciences Inc 114,019
315,159 * EQRx, Inc 772,140
61,360 * Erasca, Inc 245,440
64,431 * Esperion Thereapeutics, Inc 409,781
22,516 * Evolus, Inc 233,941
160,828 * Exact Sciences Corp 10,859,107
269,882 * Exelixis, Inc 4,755,321
15,681 *,e EyePoint Pharmaceuticals, Inc 73,073
61,787 * Fate Therapeutics, Inc 368,251
65,218 * FibroGen, Inc 1,539,145
14,735 * Foghorn Therapeutics, Inc 126,721
41,192 * Fulcrum Therapeutics, Inc 519,431
78,489 * Generation Bio Co 463,085
274,233 * Geron Corp 904,969
1,106,869 Gilead Sciences, Inc 92,910,584
108,478 * Halozyme Therapeutics, Inc 5,615,906
23,390 * Harmony Biosciences Holdings, Inc 1,126,696
69,386 *,e Heron Therapeutics, Inc 188,036
192,195 * Horizon Therapeutics Plc 21,087,635
10,184 * Icosavax, Inc 107,441
22,147 * Ideaya Biosciences, Inc 377,163
22,092 *,e IGM Biosciences, Inc 502,151
141,324 * Illumina, Inc 30,271,601
90,801 *,e ImmunityBio, Inc 345,044
145,304 * Immunogen, Inc 668,398
30,492 * Immunovant, Inc 541,843
166,165 * Incyte Corp 14,147,288
20,944 * Inhibrx, Inc 523,600
51,012 * Innoviva, Inc 645,302
330,548 *,e Inovio Pharmaceuticals, Inc 548,710
88,860 * Insmed, Inc 1,913,156
63,411 * Intellia Therapeutics, Inc 2,691,163
21,877 * Intercept Pharmaceuticals, Inc 399,474
73,351 * Intra-Cellular Therapies, Inc 3,514,980
132,022 * Ionis Pharmaceuticals, Inc 5,263,717
111,258 * Iovance Biotherapeutics, Inc 885,614

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
162,948 * IQVIA Holdings, Inc $ 37,381,901
119,898 * Ironwood Pharmaceuticals, Inc 1,381,225
15,278 * iTeos Therapeutics, Inc 319,310
138,596 * IVERIC bio, Inc 3,201,568
25,000 * Janux Therapeutics, Inc 555,250
55,270 * Jazz Pharmaceuticals plc 8,658,598
2,335,980 Johnson & Johnson 381,745,852
27,101 * Jounce Therapeutics, Inc 31,708
17,147 * KalVista Pharmaceuticals Inc 136,490
25,178 * Karuna Therapeutics, Inc 5,020,241
57,823 * Karyopharm Therapeutics, Inc 190,816
11,863 * Keros Therapeutics, Inc 694,816
36,515 * Kezar Life Sciences, Inc 261,813
21,846 * Kiniksa Pharmaceuticals Ltd 315,893
41,137 *,e Kinnate Biopharma, Inc 309,762
27,348 * Kodiak Sciences, Inc 220,972
113,786 * Kronos Bio, Inc 273,086
13,379 * Krystal Biotech Inc 1,112,062
47,680 * Kura Oncology, Inc 658,938
25,415 * Kymera Therapeutics, Inc 950,013
56,936 * Lexicon Pharmaceuticals, Inc 127,537
11,370 * Ligand Pharmaceuticals, Inc (Class B) 792,489
63,830 *,e Liquidia Corp 421,278
126,735 *,e Lyell Immunopharma, Inc 414,423
82,299 * MacroGenics, Inc 474,865
12,457 * Madrigal Pharmaceuticals, Inc 3,590,730
186,883 *,e MannKind Corp 1,022,250
87,401 * Maravai LifeSciences Holdings, Inc 1,281,299
71,270 * MaxCyte, Inc 416,217
22,342 * Medpace Holdings, Inc 4,939,146
22,599 * MeiraGTx Holdings plc 188,928
2,250,616 Merck & Co, Inc 241,738,665
124,404 * Mersana Therapeutics, Inc 818,578
19,253 * Mettler-Toledo International, Inc 29,513,309
83,879 * MiMedx Group, Inc 324,612
54,149 * Mirati Therapeutics, Inc 2,892,098
47,413 * Mirum Pharmaceuticals, Inc 1,113,257
297,313 * Moderna, Inc 52,344,927
32,298 *,e Monte Rosa Therapeutics, Inc 239,005
15,639 * Morphic Holding, Inc 511,864
65,991 * Myriad Genetics, Inc 1,301,343
34,387 * NanoString Technologies, Inc 363,814
91,464 * Natera, Inc 3,926,550
100,000 *,e Nautilus Biotechnology, Inc 196,000
135,344 * Nektar Therapeutics 368,136
103,711 * NeoGenomics, Inc 1,232,087
84,777 * Neurocrine Biosciences, Inc 9,404,313
22,655 * NGM Biopharmaceuticals Inc 118,712
35,412 * Nkarta, Inc 188,746
159,288 *,e Novavax, Inc 1,737,832
23,712 * Nurix Therapeutics, Inc 291,420
17,310 * Nuvalent, Inc 523,627
165,406 *,e Nuvation Bio, Inc 406,899
266,779 *,e Ocugen, Inc 338,809
56,023 * Ocular Therapeutix, Inc 219,050
4,311 *,† Omniab, Inc 0
4,311 *,† Omniab, Inc 0
55,713 * OmniAb, Inc 230,652
67,101 * Organogenesis Holdings Inc 171,779
238,231 Organon & Co 7,177,900
321,694 *,e Outlook Therapeutics, Inc 369,948

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
215,209 * Pacific Biosciences of California, Inc $ 2,386,668
33,811 * Pacira BioSciences Inc 1,327,758
61,856 *,e Pardes Biosciences, Inc 128,042
110,943 PerkinElmer, Inc 15,257,991
103,541 Perrigo Co plc 3,874,504
5,031,708 Pfizer, Inc 222,200,225
54,910 *,e Phathom Pharmaceuticals, Inc 655,076
15,634 Phibro Animal Health Corp 240,764
19,770 * PMV Pharmaceuticals, Inc 162,114
59,198 *,e Point Biopharma Global, Inc 473,584
76,092 * Praxis Precision Medicines, Inc 378,938
303,574 *,e Precigen, Inc 491,790
40,272 * Prestige Consumer Healthcare, Inc. 2,648,287
34,077 * Prometheus Biosciences, Inc 3,873,192
39,449 * Protagonist Therapeutics, Inc 524,277
26,368 * Prothena Corp plc 1,491,110
42,697 *,e Provention Bio, Inc 369,756
52,242 * PTC Therapeutics, Inc 2,397,385
203,644 * QIAGEN NV 9,978,556
23,244 * Quanterix Corp 328,438
107,914 * Quantum-Si, Inc 239,569
30,556 * RAPT Therapeutics, Inc 887,652
20,751 * Reata Pharmaceuticals, Inc 899,141
121,319 * Recursion Pharmaceuticals, Inc 1,010,587
92,001 * Regeneron Pharmaceuticals, Inc 69,779,998
28,339 * REGENXBIO, Inc 657,748
104,105 * Relay Therapeutics, Inc 2,234,093
22,557 * Relmada Therapeutics, Inc 91,581
51,710 * Repligen Corp 9,581,863
37,281 * Replimune Group, Inc 1,038,276
89,531 * Revance Therapeutics, Inc 3,104,935
44,805 * REVOLUTION Medicines, Inc 1,198,086
920,303 * Rigel Pharmaceuticals, Inc 1,509,297
55,762 * Rocket Pharmaceuticals, Inc 1,211,708
341,743 Royalty Pharma plc 13,392,908
40,249 * Sage Therapeutics, Inc 1,784,641
105,792 *,e Sana Biotechnology, Inc 482,412
90,778 * Sangamo Therapeutics Inc 316,815
71,409 * Sarepta Therapeutics, Inc 8,923,983
92,308 * Science 37 Holdings, Inc 49,837
122,363 * Seagen, Inc 17,067,191
72,449 * Seer, Inc 329,643
52,476 * Seres Therapeutics, Inc 287,044
48,122 SIGA Technologies, Inc 352,734
120,397 *,e Singular Genomics Systems, Inc 322,062
119,517 * SomaLogic, Inc 415,919
60,297 *,e Sorrento Therapeutics, Inc 380,595
427,603 *,e Sorrento Therapeutics, Inc 409,857
75,271 * Sotera Health Co 1,297,672
22,026 * SpringWorks Therapeutics, Inc 691,616
14,271 * Stoke Therapeutics, Inc 142,139
35,959 * Supernus Pharmaceuticals, Inc 1,474,679
109,276 * Sutro Biopharma, Inc 791,158
33,941 * Syndax Pharmaceuticals, Inc 974,107
79,102 * Syneos Health, Inc 2,841,344
8,236 * Tarsus Pharmaceuticals, Inc 129,799
10,273 * Tenaya Therapeutics, Inc 35,134
201,631 * TG Therapeutics, Inc 3,070,840
39,475 *,e Theravance Biopharma, Inc 426,725
347,418 Thermo Fisher Scientific, Inc 198,142,908
45,002 * Travere Therapeutics, Inc 1,008,045

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
42,685 * Twist Bioscience Corp $ 1,224,633
75,826 * Ultragenyx Pharmaceutical, Inc 3,437,193
40,250 * United Therapeutics Corp 10,592,592
43,796 * Vanda Pharmaceuticals, Inc 336,353
182,003 *,e Vaxart Inc 196,563
67,335 * Vaxcyte, Inc 3,053,642
154,475 *,e VBI Vaccines, Inc 89,904
22,011 * Ventyx Biosciences, Inc 924,462
20,906 *,e Vera Therapeutics, Inc 177,283
51,135 * Veracyte, Inc 1,285,023
35,482 * Vericel Corp 974,691
227,417 * Vertex Pharmaceuticals, Inc 73,478,433
31,666 *,e Verve Therapeutics, Inc 720,401
1,152,685 Viatris, Inc 14,016,650
57,898 * Vir Biotechnology, Inc 1,710,886
56,980 * Viridian Therapeutics, Inc 2,080,910
144,499 * VistaGen Therapeutics, Inc 37,396
51,146 * Waters Corp 16,805,553
63,426 West Pharmaceutical Services, Inc 16,845,946
43,711 * Xencor, Inc 1,438,966
164,836 *,e Xeris Biopharma Holdings, Inc 204,397
26,589 * Y-mAbs Therapeutics, Inc 119,385
30,704 * Zentalis Pharmaceuticals, Inc 724,614
419,069 Zoetis, Inc 69,351,729
43,843 *,† Zogenix, Inc 29,813
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,038,129,540
REAL ESTATE - 3 .4%
70,210 Acadia Realty Trust 1,090,361
72,510 Agree Realty Corp 5,411,421
59,342 Alexander & Baldwin, Inc 1,188,027
2,420 Alexander's, Inc 574,218
137,933 Alexandria Real Estate Equities, Inc 22,171,350
43,740 American Assets Trust, Inc 1,244,840
115,651 American Finance Trust, Inc 789,896
244,508 American Homes 4 Rent 8,384,179
414,526 American Tower Corp 92,600,963
237,549 Americold Realty Trust 7,461,414
143,763 Apartment Income REIT Corp 5,500,372
236,327 Apartment Investment and Management Co 1,774,816
229,668 Apple Hospitality REIT, Inc 4,072,014
52,819 Armada Hoffler Properties, Inc 669,745
73,661 * Ashford Hospitality Trust, Inc 507,524
120,546 AvalonBay Communities, Inc 21,389,682
2,852 * Bluerock Homes Trust, Inc 61,632
126,257 Boston Properties, Inc 9,411,197
33,815 BraeMar Hotels & Resorts, Inc 179,220
127,223 Brandywine Realty Trust 834,583
250,617 Brixmor Property Group, Inc 5,897,018
135,609 Broadstone Net Lease, Inc 2,455,879
16,295 Brt Realty Trust 341,380
83,612 Camden Property Trust 10,301,835
81,949 CareTrust REIT, Inc 1,697,983
21,304 CBL & Associates Properties, Inc 567,752
284,647 * CBRE Group, Inc 24,340,165
22,358 Centerspace 1,511,848
44,654 Chatham Lodging Trust 634,533
47,291 City Office REIT, Inc 465,343
8,392 Clipper Realty, Inc 59,080
21,853 Community Healthcare Trust, Inc 937,057
584,846 *,e Compass, Inc 2,351,081

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
121,800 Corporate Office Properties Trust $ 3,418,926
118,941 Cousins Properties, Inc 3,261,362
377,399 Crown Castle International Corp 55,896,566
22,347 CTO Realty Growth, Inc 438,895
180,318 CubeSmart 8,256,761
136,442 * Cushman & Wakefield plc 1,968,858
162,943 DiamondRock Hospitality Co 1,569,141
247,449 Digital Realty Trust, Inc 28,362,604
118,817 DigitalBridge Group, Inc 1,758,492
177,635 Diversified Healthcare Trust 140,580
53,964 Douglas Elliman, Inc 251,472
187,235 Douglas Emmett, Inc 3,136,186
100,932 Easterly Government Properties, Inc 1,639,136
32,530 EastGroup Properties, Inc 5,473,173
110,377 Empire State Realty Trust, Inc 920,544
87,529 EPR Properties 3,718,232
82,770 Equinix, Inc 61,095,020
125,637 Equity Commonwealth 3,206,256
143,366 Equity Lifestyle Properties, Inc 10,290,812
319,617 Equity Residential 20,343,622
115,336 Essential Properties Realty Trust, Inc 2,938,761
54,640 Essex Property Trust, Inc 12,352,465
54,311 e eXp World Holdings Inc 846,709
118,541 Extra Space Storage, Inc 18,709,326
21,817 Farmland Partners, Inc 281,003
63,585 Federal Realty Investment Trust 7,091,635
106,640 First Industrial Realty Trust, Inc 5,689,244
23,804 * Forestar Group, Inc 354,204
103,027 Four Corners Property Trust, Inc 2,963,057
85,813 Franklin Street Properties Corp 264,304
6,315 * FRP Holdings, Inc 354,714
210,728 Gaming and Leisure Properties, Inc 11,286,592
41,861 Getty Realty Corp 1,524,996
38,328 Gladstone Commercial Corp 651,193
23,351 Gladstone Land Corp 456,279
56,370 Global Medical REIT, Inc 633,035
106,886 Global Net Lease, Inc 1,597,946
330,513 Healthcare Realty Trust, Inc 7,115,945
435,131 Healthpeak Properties Inc 11,957,400
41,958 Hersha Hospitality Trust 386,014
107,642 Highwoods Properties, Inc 3,269,088
627,398 Host Hotels and Resorts, Inc 11,826,452
33,686 * Howard Hughes Corp 2,879,816
177,409 Hudson Pacific Properties 2,020,689
166,086 Independence Realty Trust, Inc 3,127,399
3,478 Indus Realty Trust, Inc 222,940
53,373 Industrial Logistics Properties Trust 235,375
22,080 Innovative Industrial Properties, Inc 1,982,342
53,732 InvenTrust Properties Corp 1,336,315
523,968 Invitation Homes, Inc 17,028,960
252,602 Iron Mountain, Inc 13,787,017
187,449 iStar Inc 1,739,527
93,983 JBG SMITH Properties 1,892,818
45,989 * Jones Lang LaSalle, Inc 8,501,986
164,728 Kennedy-Wilson Holdings, Inc 2,945,337
88,635 Kilroy Realty Corp 3,637,580
483,468 Kimco Realty Corp 10,858,691
172,019 Kite Realty Group Trust 3,732,812
79,369 Lamar Advertising Co 8,455,973
303,970 Lexington Realty Trust 3,510,854
67,843 Life Storage, Inc 7,329,758

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
58,244 LTC Properties, Inc $ 2,222,009
216,644 Macerich Co 2,976,689
78,051 * Mack-Cali Realty Corp 1,350,282
21,606 Marcus & Millichap, Inc 783,001
518,068 Medical Properties Trust, Inc 6,708,981
99,053 Mid-America Apartment Communities, Inc 16,514,116
37,480 National Health Investors, Inc 2,204,948
168,789 National Retail Properties, Inc 7,992,159
65,528 National Storage Affiliates Trust 2,673,542
81,798 NETSTREIT Corp 1,646,594
142,665 Newmark Group, Inc 1,222,639
18,594 NexPoint Residential Trust, Inc 938,997
44,187 Office Properties Income Trust 758,249
220,547 Omega Healthcare Investors, Inc 6,492,904
17,852 One Liberty Properties, Inc 430,412
410,827 *,e Opendoor Technologies, Inc 899,711
39,959 Orion Office REIT, Inc 385,604
137,052 Outfront Media, Inc 2,727,335
265,481 Paramount Group, Inc 1,712,352
270,064 Park Hotels & Resorts, Inc 3,972,641
104,427 Pebblebrook Hotel Trust 1,712,603
89,700 Phillips Edison & Co, Inc 3,006,744
234,666 Physicians Realty Trust 3,721,803
210,657 Piedmont Office Realty Trust, Inc 2,232,964
23,260 Plymouth Industrial REIT, Inc 520,559
15,840 Postal Realty Trust, Inc 244,886
66,779 PotlatchDeltic Corp 3,268,832
814,479 Prologis, Inc 105,295,845
137,172 Public Storage, Inc 41,746,927
128,106 Rayonier, Inc 4,661,777
11,250 Re/Max Holdings, Inc 256,613
99,115 * Realogy Holdings Corp 840,495
559,568 Realty Income Corp 37,955,497
115,127 *,e Redfin Corp 861,150
154,727 Regency Centers Corp 10,309,460
97,039 Retail Opportunities Investment Corp 1,536,127
158,434 Rexford Industrial Realty, Inc 10,055,806
212,224 RLJ Lodging Trust 2,667,656
12,116 RMR Group, Inc 375,838
78,490 RPT Realty 822,575
54,226 Ryman Hospitality Properties 5,037,053
217,481 Sabra Healthcare REIT, Inc 2,935,994
54,843 Safehold, Inc 1,917,311
10,022 Saul Centers, Inc 429,042
93,881 SBA Communications Corp 27,932,414
155,385 Service Properties Trust 1,384,480
290,038 Simon Property Group, Inc 37,258,282
156,772 SITE Centers Corp 2,139,938
73,780 SL Green Realty Corp 3,036,047
126,072 Spirit Realty Capital, Inc 5,532,039
29,663 St. Joe Co 1,397,127
137,773 STAG Industrial, Inc 4,904,719
235,597 STORE Capital Corp 7,588,579
96,563 Summit Hotel Properties, Inc 822,717
104,460 Sun Communities, Inc 16,385,596
164,654 Sunstone Hotel Investors, Inc 1,809,547
108,433 Tanger Factory Outlet Centers, Inc 2,072,155
24,087 * Tejon Ranch Co 482,222
58,918 Terreno Realty Corp 3,796,087
255,856 UDR, Inc 10,896,907
38,434 UMH Properties, Inc 688,737

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
364,029 Uniti Group, Inc $ 2,398,951
10,411 Universal Health Realty Income Trust 570,627
86,312 Urban Edge Properties 1,359,414
26,203 Urstadt Biddle Properties, Inc (Class A) 492,092
343,551 Ventas, Inc 17,799,377
852,493 VICI Properties, Inc 29,138,211
167,834 Vornado Realty Trust 4,093,471
69,477 Washington REIT 1,333,958
408,848 d Welltower, Inc 30,679,954
899,387 *,e WeWork, Inc 1,430,025
677,443 Weyerhaeuser Co 23,324,363
32,454 Whitestone REIT 337,846
190,247 WP Carey, Inc 16,271,826
95,278 Xenia Hotels & Resorts, Inc 1,419,642
45,669 * Zillow Group, Inc (Class A) 1,961,940
131,934 * Zillow Group, Inc (Class C) 5,832,802
TOTAL REAL ESTATE 1,223,400,411
RETAILING - 5 .4%
20,109 * 1-800-FLOWERS.COM, Inc (Class A) 200,487
25,901 Aaron's Co, Inc 379,450
48,946 * Abercrombie & Fitch Co (Class A) 1,417,476
79,404 Academy Sports & Outdoors, Inc 4,638,782
50,551 Advance Auto Parts, Inc 7,697,906
7,897,573 * Amazon.com, Inc 814,476,703
156,421 e American Eagle Outfitters, Inc 2,524,635
4,579 * America's Car-Mart, Inc 394,435
91,405 Arko Corp 766,888
17,853 * Asbury Automotive Group, Inc 3,927,660
32,010 * Autonation, Inc 4,056,307
16,885 * AutoZone, Inc 41,179,982
202,703 *,e BARK, Inc 407,433
190,066 Bath & Body Works, Inc 8,744,937
175,667 Best Buy Co, Inc 15,585,176
16,018 e Big 5 Sporting Goods Corp 160,020
26,843 e Big Lots, Inc 439,151
22,700 * Boot Barn Holdings, Inc 1,895,223
44,614 Buckle, Inc 1,963,016
16,988 * Build-A-Bear Workshop, Inc 417,225
56,766 * Burlington Stores, Inc 13,046,530
28,050 Caleres, Inc 729,861
69,354 Camping World Holdings, Inc 1,762,285
129,233 * CarMax, Inc 9,104,465
35,828 * CarParts.com, Inc 244,347
26,548 Cato Corp (Class A) 263,887
105,197 * Chico's FAS, Inc 554,388
10,763 * Children's Place, Inc 488,317
26,944 * Citi Trends, Inc 848,197
13,492 * Conn's, Inc 126,960
24,197 * Container Store Group, Inc 126,066
454,948 *,e ContextLogic, Inc 312,959
45,743 Designer Brands, Inc 471,610
77,320 * Destination XL Group, Inc 551,292
48,883 Dick's Sporting Goods, Inc 6,391,941
3,448 e Dillard's, Inc (Class A) 1,356,133
201,348 Dollar General Corp 47,034,893
187,121 * Dollar Tree, Inc 28,101,832
214,229 * DoorDash, Inc 12,408,144
9,258 * Duluth Holdings, Inc 61,566
494,842 eBay, Inc 24,494,679
107,493 * Etsy, Inc 14,788,887

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
54,594 *,e EVgo, Inc $ 376,153
131,005 *,e Express Parent LLC 151,966
48,475 * Five Below, Inc 9,555,877
92,753 * Floor & Decor Holdings, Inc 8,419,190
87,874 Foot Locker, Inc 3,823,398
21,367 e Franchise Group, Inc 660,027
16,819 *,e Funko, Inc 203,510
261,445 *,e GameStop Corp (Class A) 5,717,802
171,695 Gap, Inc 2,329,901
11,254 * Genesco, Inc 543,456
128,127 Genuine Parts Co 21,502,273
13,357 Group 1 Automotive, Inc 2,856,394
18,048 *,e Groupon, Inc 149,076
117,712 *,e GrowGeneration Corp 607,394
40,172 e Guess?, Inc 930,785
12,488 Haverty Furniture Cos, Inc 436,081
12,350 Hibbett Sports, Inc 819,546
916,935 Home Depot, Inc 297,242,819
26,535 JOANN, Inc 104,017
105,798 Kohl's Corp 3,424,681
11,048 * Lands' End, Inc 99,763
123,760 * Leslie's, Inc 1,917,042
21,175 * Liquidity Services, Inc 317,413
26,379 Lithia Motors, Inc (Class A) 6,942,953
223,116 LKQ Corp 13,154,919
552,528 Lowe's Companies, Inc 115,063,956
23,238 * Lumber Liquidators, Inc 140,822
243,089 Macy's, Inc 5,744,193
15,369 * MarineMax, Inc 480,281
25,760 Monro Muffler, Inc 1,311,184
18,977 Murphy USA, Inc 5,162,313
62,250 * National Vision Holdings, Inc 2,558,475
88,988 e Nordstrom, Inc 1,738,826
36,954 * ODP Corp 1,906,826
50,189 * Ollie's Bargain Outlet Holdings, Inc 2,748,350
7,760 *,e OneWater Marine, Inc 254,062
54,504 * O'Reilly Automotive, Inc 43,186,244
33,221 *,e Overstock.com, Inc 804,280
24,321 Penske Auto Group, Inc 3,108,710
65,216 *,e Petco Health & Wellness Co, Inc 762,375
15,878 e PetMed Express, Inc 341,059
34,024 Pool Corp 13,119,995
61,858 * Quotient Technology, Inc 250,525
282,750 * Qurate Retail Group, Inc QVC Group 729,495
89,286 *,e Rent the Runway, Inc 383,037
64,638 Rent-A-Center, Inc 1,738,116
27,156 *,e Revolve Group, Inc 775,032
17,233 *,e RH 5,376,524
297,515 Ross Stores, Inc 35,163,298
85,693 * Sally Beauty Holdings, Inc 1,335,097
11,037 Shoe Carnival, Inc 301,420
17,717 Shutterstock, Inc 1,333,559
40,854 Signet Jewelers Ltd 3,137,996
18,059 * Sleep Number Corp 620,868
18,582 Sonic Automotive, Inc (Class A) 998,039
32,181 * Sportsman's Warehouse Holdings, Inc 303,467
111,643 * Stitch Fix Inc 581,660
409,635 Target Corp 70,514,569
86,207 *,e ThredUp, Inc 149,138
17,146 * Tilly's, Inc 151,914
1,029,822 TJX Companies, Inc 84,301,229

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
22,051 *,e Torrid Holdings, Inc $ 82,030
99,250 Tractor Supply Co 22,628,007
9,582 * TravelCenters of America, Inc 436,173
43,833 * Ulta Beauty, Inc 22,528,409
55,782 * Urban Outfitters, Inc 1,527,869
72,946 * Victoria's Secret & Co 3,074,674
468,027 *,e Volta, Inc 401,661
66,872 * Warby Parker, Inc 1,079,983
86,375 *,e Wayfair, Inc 5,225,688
57,618 Williams-Sonoma, Inc 7,774,973
3,307 Winmark Corp 928,606
36,429 *,e Xometry, Inc 1,275,744
17,633 * Zumiez, Inc 455,460
TOTAL RETAILING 1,930,824,778
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .9%
38,257 * ACM Research, Inc 477,830
1,437,423 * Advanced Micro Devices, Inc 108,022,338
84,280 * Allegro MicroSystems, Inc 3,216,968
16,124 * Alpha & Omega Semiconductor Ltd 531,447
27,295 * Ambarella, Inc 2,452,183
125,657 Amkor Technology, Inc 3,676,724
460,856 Analog Devices, Inc 79,022,978
762,798 Applied Materials, Inc 85,044,349
16,289 *,e Atomera, Inc 118,910
24,848 * Axcelis Technologies, Inc 2,732,038
30,647 * AXT, Inc 180,511
350,647 Broadcom, Inc 205,132,001
17,599 * Ceva, Inc 582,879
49,443 * Cirrus Logic, Inc 4,469,153
36,109 * Cohu, Inc 1,302,813
79,262 * Credo Technology Group Holding Ltd 1,373,610
37,942 * Diodes, Inc 3,384,047
117,826 * Enphase Energy, Inc 26,084,320
132,771 Entegris, Inc 10,715,947
92,520 * First Solar, Inc 16,431,552
65,638 * Formfactor, Inc 1,847,053
71,317 *,e GLOBALFOUNDRIES, Inc 4,227,672
21,380 * Ichor Holdings Ltd 722,644
21,576 * Impinj, Inc 2,800,133
79,821 *,e indie Semiconductor, Inc 636,173
3,646,872 Intel Corp 103,060,603
125,898 KLA Corp 49,412,447
69,636 Kulicke & Soffa Industries, Inc 3,558,400
119,972 Lam Research Corp 59,997,997
110,898 * Lattice Semiconductor Corp 8,404,959
43,924 * MACOM Technology Solutions Holdings, Inc 2,943,787
743,751 Marvell Technology, Inc 32,092,856
54,765 * MaxLinear, Inc 2,256,318
470,867 Microchip Technology, Inc 36,548,697
962,140 Micron Technology, Inc 58,017,042
48,720 MKS Instruments, Inc 4,985,030
39,967 Monolithic Power Systems, Inc 17,048,324
54,976 * Nanometrics, Inc 4,323,862
2,138,700 NVIDIA Corp 417,837,819
387,492 * ON Semiconductor Corp 28,461,287
37,563 * PDF Solutions, Inc 1,193,752
51,560 * Photronics, Inc 934,267
48,003 Power Integrations, Inc 4,132,578
87,656 * Qorvo, Inc 9,524,701
997,005 QUALCOMM, Inc 132,811,036

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
98,341 * Rambus, Inc $ 3,979,860
52,459 * Semtech Corp 1,732,721
29,158 * Silicon Laboratories, Inc 4,575,182
12,310 * SiTime Corp 1,418,481
3,881 *,e SkyWater Technology, Inc 41,992
151,548 Skyworks Solutions, Inc 16,620,269
36,959 * SMART Global Holdings, Inc 635,325
60,658 *,e SunPower Corp 1,057,269
31,257 * Synaptics, Inc 3,908,063
141,928 Teradyne, Inc 14,434,078
806,655 Texas Instruments, Inc 142,947,333
32,932 * Ultra Clean Holdings 1,108,162
43,145 Universal Display Corp 5,718,007
38,313 * Veeco Instruments, Inc 760,896
108,504 * Wolfspeed, Inc 8,355,893
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,750,025,566
SOFTWARE & SERVICES - 12 .9%
80,969 *,e 8x8, Inc 381,364
62,292 A10 Networks, Inc 964,280
565,211 Accenture plc 157,722,130
100,734 * ACI Worldwide, Inc 2,813,501
78,779 Adeia, Inc 862,630
412,368 * Adobe, Inc 152,716,365
252,440 *,e Affirm Holdings, Inc 4,087,004
16,639 * Agilysys, Inc 1,390,355
133,350 * Akamai Technologies, Inc 11,861,482
41,290 * Alarm.com Holdings, Inc 2,213,144
21,105 * Alkami Technology, Inc 345,489
42,883 * Altair Engineering, Inc 2,277,087
44,748 * Alteryx, Inc 2,483,066
115,299 Amdocs Ltd 10,599,437
27,834 American Software, Inc (Class A) 423,355
44,631 *,e Amplitude, Inc 641,794
80,235 * Ansys, Inc 21,371,395
14,183 * Appfolio, Inc 1,593,176
30,205 * Appian Corp 1,249,430
181,106 *,e AppLovin Corp 2,300,046
125,374 * Asana, Inc 1,943,297
24,950 * Aspen Technology, Inc 4,958,812
123,959 * Atlassian Corp 20,034,254
193,258 * Autodesk, Inc 41,581,391
372,447 Automatic Data Processing, Inc 84,102,257
102,950 *,e AvePoint, Inc 460,186
117,308 * AvidXchange Holdings, Inc 1,304,465
162,038 Bentley Systems, Inc 6,327,584
36,148 * BigCommerce Holdings, Inc 443,174
87,190 * Bill.Com Holdings, Inc 10,080,908
137,979 * Black Knight, Inc 8,360,148
36,670 * Blackbaud, Inc 2,281,241
46,049 * Blackline, Inc 3,306,318
148,286 * Blend Labs, Inc 246,155
478,163 * Block, Inc 39,075,480
148,092 * Box, Inc 4,737,463
38,126 Bread Financial Holdings, Inc 1,564,310
27,196 * Brightcove, Inc 172,423
108,150 Broadridge Financial Solutions, Inc 16,261,434
53,262 *,e C3.ai, Inc 1,057,251
246,665 * Cadence Design Systems, Inc 45,097,762
44,004 * Cantaloupe, Inc 223,980
11,050 Cass Information Systems, Inc 536,588

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
135,134 * CCC Intelligent Solutions Holdings, Inc $ 1,249,989
56,180 *,e Cerberus Cyber Sentinel Corp 80,337
28,638 * Cerence Inc 702,204
126,272 * Ceridian HCM Holding, Inc 9,126,940
88,161 *,e Cleanspark, Inc 279,470
49,711 Clear Secure, Inc 1,560,428
249,497 * Cloudflare, Inc 13,200,886
455,356 Cognizant Technology Solutions Corp (Class A) 30,395,013
38,311 * Commvault Systems, Inc 2,384,094
43,568 Concentrix Corp 6,178,378
136,953 * Conduent, Inc 653,266
100,027 * Confluent, Inc 2,310,624
11,171 * Consensus Cloud Solutions, Inc 656,520
23,931 *,e Couchbase, Inc 353,939
73,426 * Coupa Software, Inc 5,868,206
183,386 * Crowdstrike Holdings, Inc 19,420,577
9,750 * CS Disco, Inc 81,022
27,043 CSG Systems International, Inc 1,613,656
66,722 * Cvent Holding Corp 538,447
34,300 * Cyxtera Technologies, Inc 110,446
228,796 * Datadog, Inc 17,116,229
10,173 *,e Digimarc Corp 203,257
70,760 * Digital Turbine, Inc 1,228,394
60,945 *,e DigitalOcean Holdings, Inc 1,788,736
176,794 * DocuSign, Inc 10,720,788
52,134 Dolby Laboratories, Inc (Class A) 4,147,781
20,918 * Domo, Inc 324,438
86,906 * DoubleVerify Holdings, Inc 2,362,974
239,768 * Dropbox, Inc 5,569,811
56,515 * Duck Creek Technologies, Inc 1,069,829
205,085 * DXC Technology Co 5,892,092
190,532 * Dynatrace, Inc 7,322,145
152,822 *,e E2open Parent Holdings, Inc 1,054,472
20,502 Ebix, Inc 390,768
17,054 * eGain Corp 165,765
60,393 * Elastic NV 3,553,524
16,370 *,e Enfusion, Inc 194,476
29,716 * EngageSmart, Inc 585,405
43,493 * Envestnet, Inc 2,827,045
50,028 * EPAM Systems, Inc 16,641,814
39,210 * Euronet Worldwide, Inc 4,418,183
28,541 * Everbridge, Inc 912,170
11,625 * EverCommerce, Inc 120,086
78,190 EVERTEC, Inc 2,888,339
49,200 * Evo Payments, Inc 1,666,404
27,354 * ExlService Holdings, Inc 4,666,592
22,307 * Fair Isaac Corp 14,855,347
82,247 *,e Fastly, Inc 851,256
532,560 Fidelity National Information Services, Inc 39,963,302
525,160 * Fiserv, Inc 56,024,069
55,884 * Five9, Inc 4,402,541
67,974 * FleetCor Technologies, Inc 14,193,651
46,691 * Flywire Corp 1,259,256
65,732 *,e ForgeRock, Inc 1,305,438
572,086 * Fortinet, Inc 29,942,981
67,817 * Gartner, Inc 22,931,640
523,115 Gen Digital, Inc 12,036,876
166,795 Genpact Ltd 7,886,068
236,312 Global Payments, Inc 26,637,089
33,890 * Globant S.A. 5,496,280
143,103 * GoDaddy, Inc 11,753,049

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
33,757 * Grid Dynamics Holdings, Inc $ 422,638
67,262 * Guidewire Software, Inc 4,926,269
19,483 Hackett Group, Inc 430,574
40,627 * HubSpot, Inc 14,097,975
15,281 * I3 Verticals, Inc 441,927
24,792 *,e Informatica, Inc 441,298
8,671 * Instructure Holdings, Inc 234,377
7,613 * Intapp, Inc 220,625
25,045 InterDigital, Inc 1,751,898
800,376 International Business Machines Corp 107,834,658
24,509 * International Money Express Inc 557,825
246,282 Intuit, Inc 104,096,013
66,085 Jack Henry & Associates, Inc 11,901,248
53,595 * Jamf Holding Corp 1,064,933
129,871 *,e Kaleyra, Inc 148,053
58,166 * KnowBe4, Inc 1,447,752
174,055 * Kyndryl Holdings, Inc 2,330,596
223,881 *,e Latch, Inc 205,859
94,577 *,e Limelight Networks, Inc 148,486
48,836 * Liveperson, Inc 629,008
50,165 * LiveRamp Holdings, Inc 1,342,415
58,755 * Manhattan Associates, Inc 7,659,302
227,424 *,e Marathon Digital Holdings, Inc 1,639,727
347,596 * Marqeta, Inc 2,304,561
755,100 Mastercard, Inc (Class A) 279,840,060
545,426 *,e Matterport, Inc 1,919,900
47,340 MAXIMUS, Inc 3,543,399
8,990 * MeridianLink, Inc 142,761
6,649,842 Microsoft Corp 1,647,897,346
7,356 *,e MicroStrategy, Inc (Class A) 1,851,726
32,077 * Mitek Systems, Inc 316,279
26,865 * Model N, Inc 1,065,466
89,240 * MoneyGram International, Inc 961,115
58,507 * MongoDB, Inc 12,532,784
54,411 * N-Able, Inc 558,801
45,184 * nCino OpCo, Inc 1,292,262
99,167 * NCR Corp 2,719,159
40,047 * New Relic, Inc 2,444,869
197,437 * Nutanix, Inc 5,502,569
137,926 * Okta, Inc 10,152,733
71,961 * Olo, Inc 577,127
20,114 * ON24, Inc 186,658
26,135 * OneSpan, Inc 360,924
1,366,793 Oracle Corp 120,906,509
60,897 * Pagerduty, Inc 1,814,122
1,589,936 * Palantir Technologies, Inc 12,369,702
260,918 * Palo Alto Networks, Inc 41,392,032
61,800 * Paya Holdings, Inc 600,696
288,187 Paychex, Inc 33,389,346
45,587 * Paycom Software, Inc 14,767,453
40,991 * Paycor HCM, Inc 1,029,284
38,516 * Paylocity Holding Corp 8,022,498
172,922 * Payoneer Global, Inc 1,030,615
1,024,139 * PayPal Holdings, Inc 83,457,087
26,554 * Paysafe Ltd 558,696
31,477 Pegasystems, Inc 1,223,826
27,439 * Perficient, Inc 2,034,327
56,416 * Procore Technologies, Inc 3,156,475
36,290 Progress Software Corp 1,924,822
31,004 * PROS Holdings, Inc 781,301
95,516 * PTC, Inc 12,883,198

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
41,416 * Q2 Holdings, Inc $ 1,355,132
34,997 * Qualys, Inc 4,037,254
40,695 *,e Rackspace Technology, Inc 122,085
47,972 * Rapid7, Inc 1,912,644
67,270 * Remitly Global, Inc 811,276
66,056 * Repay Holdings Corp 643,385
39,817 * Rimini Street, Inc 179,176
63,654 * RingCentral, Inc 2,484,416
148,135 *,e Riot Blockchain, Inc 928,806
95,135 Roper Technologies, Inc 40,598,861
247,088 * Sabre Corp 1,682,669
854,339 * Salesforce, Inc 143,503,322
23,490 Sapiens International Corp NV 532,283
6,388 * SecureWorks Corp 51,232
175,530 * SentinelOne, Inc 2,648,748
178,498 * ServiceNow, Inc 81,239,795
46,318 * Shift4 Payments, Inc 2,966,205
6,847 * ShotSpotter, Inc 263,952
118,798 * Smartsheet, Inc 5,133,262
274,114 * Snowflake, Inc 42,882,394
27,775 * SolarWinds Corp 282,194
144,106 * Splunk, Inc 13,801,032
34,888 * Sprout Social, Inc 2,231,785
36,948 * SPS Commerce, Inc 5,027,884
25,029 * Squarespace, Inc 593,688
197,871 SS&C Technologies Holdings, Inc 11,941,515
221,351 * StoneCo Ltd 2,470,277
61,561 * Sumo Logic, Inc 728,267
97,569 * SVMK, Inc 752,257
136,219 * Synopsys, Inc 48,187,471
29,649 * Telos Corp 143,798
113,809 * Tenable Holdings, Inc 4,578,536
87,924 * Teradata Corp 3,066,789
235,128 * Toast, Inc 5,245,706
397,089 * Trade Desk, Inc 20,132,412
14,025 TTEC Holdings, Inc 713,031
7,649 *,e Tucows, Inc 253,717
68,810 * Turing Holding Corp 743,148
157,220 * Twilio, Inc 9,408,045
35,978 * Tyler Technologies, Inc 11,612,619
300,462 * UiPath, Inc 4,615,096
47,903 * Unisys Corp 259,155
205,881 * Unity Software, Inc 7,312,893
21,072 * Upland Software, Inc 183,959
82,404 * Varonis Systems, Inc 2,129,319
57,225 * Verint Systems, Inc 2,172,833
85,205 * VeriSign, Inc 18,578,950
16,429 *,e Veritone, Inc 138,825
110,081 * Verra Mobility Corp 1,698,550
8,329 * Viant Technology, Inc 37,814
1,460,427 Visa, Inc (Class A) 336,204,900
188,196 * VMware, Inc (Class A) 23,048,364
310,877 Western Union Co 4,405,127
42,490 * WEX, Inc 7,859,375
52,661 * Wix.com Ltd 4,580,454
178,640 * Workday, Inc 32,410,655
38,026 * Workiva, Inc 3,290,390
84,797 * Yext, Inc 589,339
89,772 *,e Zeta Global Holdings Corp 815,130
231,798 * Zoom Video Communications, Inc 17,384,850
72,363 * Zscaler, Inc 8,984,590

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
85,083 * Zuora Inc $ 673,857
TOTAL SOFTWARE & SERVICES 4,651,339,650
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .2%
93,330 * 3D Systems Corp 1,013,564
14,000 *,e 908 Devices, Inc 130,480
86,329 ADTRAN Holdings, Inc 1,629,028
29,347 Advanced Energy Industries, Inc 2,721,641
81,605 *,e Aeva Technologies, Inc 137,912
32,905 *,e Akoustis Technologies, Inc 121,419
520,521 Amphenol Corp (Class A) 41,521,960
13,356,049 Apple, Inc 1,927,144,310
223,127 * Arista Networks, Inc 28,118,465
61,760 * Arlo Technologies, Inc 231,600
55,492 * Arrow Electronics, Inc 6,519,755
7,328 *,e Aviat Networks, Inc 237,061
27,434 * Avid Technology, Inc 831,525
73,643 Avnet, Inc 3,378,741
22,437 Badger Meter, Inc 2,600,448
33,419 Belden CDT, Inc 2,709,947
28,683 Benchmark Electronics, Inc 802,837
59,343 * Calix, Inc 3,123,815
7,538 * Cambium Networks Corp 161,539
33,928 *,e Casa Systems, Inc 116,034
120,985 CDW Corp 23,716,690
122,588 * Ciena Corp 6,377,028
3,654,639 Cisco Systems, Inc 177,871,280
7,678 * Clearfield, Inc 548,670
156,966 Cognex Corp 8,592,319
101,582 * Coherent Corp 4,408,659
276,578 * CommScope Holding Co, Inc 2,323,255
18,962 Comtech Telecommunications Corp 300,737
663,139 Corning, Inc 22,951,241
19,947 * Corsair Gaming, Inc 313,766
24,590 CTS Corp 1,094,501
235,677 Dell Technologies, Inc 9,573,200
24,428 * Digi International, Inc 830,308
12,695 * DZS, Inc 161,226
42,963 * Eastman Kodak Co 155,096
20,216 * ePlus, Inc 1,006,352
88,758 *,e Evolv Technologies Holdings, Inc 271,599
92,854 * Extreme Networks, Inc 1,674,158
51,719 * F5 Networks, Inc 7,636,828
36,817 * Fabrinet 4,847,326
14,511 * FARO Technologies, Inc 398,762
21,995 * Focus Universal, Inc 127,571
67,921 * Harmonic, Inc 894,520
1,099,233 Hewlett Packard Enterprise Co 17,730,628
891,419 HP, Inc 25,975,950
15,569 * Identiv, Inc 135,762
134,931 *,e Infinera Corp 987,695
63,430 *,e Inseego Corp 73,579
34,673 * Insight Enterprises, Inc 3,908,341
95,106 * IonQ, Inc 422,271
28,045 * IPG Photonics Corp 3,143,844
34,094 * Itron, Inc 1,959,382
113,681 Jabil Inc 8,938,737
288,072 Juniper Networks, Inc 9,304,726
159,874 * Keysight Technologies, Inc 28,673,402
14,794 * Kimball Electronics, Inc 377,543
63,212 * Knowles Corp 1,215,567

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
89,502 *,e Lightwave Logic, Inc $ 562,968
23,763 Littelfuse, Inc 6,099,724
57,817 * Lumentum Holdings, Inc 3,479,427
29,619 Methode Electronics, Inc 1,414,011
132,689 *,e Microvision, Inc 333,049
109,376 *,e Mirion Technologies, Inc 869,539
146,848 Motorola Solutions, Inc 37,741,404
18,860 * Napco Security Technologies, Inc 546,374
129,034 National Instruments Corp 6,967,836
195,473 NetApp, Inc 12,946,177
24,521 * Netgear, Inc 489,684
54,736 * Netscout Systems, Inc 1,757,026
32,078 * nLight, Inc 397,767
29,734 * Novanta, Inc 4,801,149
12,970 * OSI Systems, Inc 1,228,389
89,933 *,e Ouster, Inc 128,604
17,935 *,e PAR Technology Corp 609,611
9,082 PC Connection, Inc 445,290
22,542 * Plexus Corp 2,163,807
260,661 * Pure Storage, Inc 7,543,529
58,048 * Ribbon Communications, Inc 203,748
16,117 * Rogers Corp 2,249,772
48,189 * Sanmina Corp 2,936,156
19,807 * Scansource, Inc 652,244
95,165 * SmartRent, Inc 277,882
35,032 * Super Micro Computer, Inc 2,533,865
45,038 SYNNEX Corp 4,600,632
42,274 * Teledyne Technologies, Inc 17,935,167
216,855 * Trimble Inc 12,590,601
76,878 * TTM Technologies, Inc 1,208,522
11,009 * Turtle Beach Corp 104,585
5,566 e Ubiquiti, Inc 1,626,163
295,480 *,e Velodyne Lidar, Inc 345,712
53,957 * Viasat, Inc 1,858,819
194,238 * Viavi Solutions, Inc 2,194,889
113,192 Vishay Intertechnology, Inc 2,590,965
9,429 * Vishay Precision Group, Inc 407,144
130,144 Vontier Corp 2,997,216
279,147 * Western Digital Corp 12,268,511
102,726 Xerox Holdings Corp 1,682,652
31,511 * Xperi, Inc 326,139
45,738 * Zebra Technologies Corp (Class A) 14,461,441
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,578,752,790
TELECOMMUNICATION SERVICES - 1 .1%
8,408 * Anterix, Inc 303,276
6,353,034 AT&T, Inc 129,411,303
5,840 ATN International, Inc 285,459
33,182 * Bandwidth Inc 825,568
85,783 * Charge Enterprises, Inc 114,949
51,100 Cogent Communications Group, Inc 3,503,927
70,859 * Consolidated Communications Holdings, Inc 308,237
37,068 * EchoStar Corp (Class A) 693,542
234,242 * Frontier Communications Parent, Inc 6,935,906
539,838 * Globalstar, Inc 761,172
44,664 * Gogo, Inc 749,015
15,140 * IDT Corp (Class B) 444,965
120,973 * Iridium Communications, Inc 7,239,024
27,165 * Liberty Latin America Ltd (Class A) 267,304
118,887 * Liberty Latin America Ltd (Class C) 1,171,037
891,245 Lumen Technologies, Inc 4,679,036

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
22,870 * Ooma, Inc $ 328,642
59,880 * Radius Global Infrastructure, Inc 806,584
38,595 Shenandoah Telecom Co 754,532
91,530 Telephone & Data Systems, Inc 1,223,756
533,166 * T-Mobile US, Inc 79,607,015
20,445 * US Cellular Corp 500,085
3,701,491 Verizon Communications, Inc 153,870,981
TOTAL TELECOMMUNICATION SERVICES 394,785,315
TRANSPORTATION - 1 .8%
44,939 * Air Transport Services Group, Inc 1,272,223
118,224 * Alaska Air Group, Inc 6,069,620
23,832 * Allegiant Travel Co 2,050,267
66,663 AMERCO 4,119,107
7,407 e Amerco, Inc 496,491
573,404 * American Airlines Group, Inc 9,254,741
19,944 ArcBest Corp 1,664,327
31,297 * Atlas Air Worldwide Holdings, Inc 3,198,866
22,028 * Avis Budget Group, Inc 4,406,481
57,804 *,e Blade Air Mobility, Inc 257,806
101,232 CH Robinson Worldwide, Inc 10,140,409
24,258 *,e Copa Holdings S.A. (Class A) 2,233,677
48,562 Costamare, Inc 492,904
15,394 Covenant Transportation Group, Inc 510,465
1,869,741 CSX Corp 57,812,392
35,358 * Daseke, Inc 246,799
548,327 * Delta Air Lines, Inc 21,439,586
26,244 e Eagle Bulk Shipping, Inc 1,503,256
149,248 Expeditors International of Washington, Inc 16,141,171
211,040 FedEx Corp 40,912,214
24,006 Forward Air Corp 2,589,047
26,908 * Frontier Group Holdings, Inc 338,503
23,696 Genco Shipping & Trading Ltd 429,845
97,745 Golden Ocean Group Ltd 936,397
84,873 * GXO Logistics, Inc 4,441,404
45,051 * Hawaiian Holdings, Inc 555,028
38,745 Heartland Express, Inc 651,691
201,202 * Hertz Global Holdings, Inc 3,625,660
38,365 * Hub Group, Inc (Class A) 3,271,384
73,397 JB Hunt Transport Services, Inc 13,875,703
296,245 * JetBlue Airways Corp 2,369,960
200,623 *,e Joby Aviation, Inc 886,754
45,468 * Kirby Corp 3,218,225
143,755 Knight-Swift Transportation Holdings, Inc 8,495,920
30,762 Landstar System, Inc 5,316,596
330,965 * Lyft, Inc (Class A) 5,378,181
48,163 Marten Transport Ltd 1,063,921
33,308 Matson, Inc 2,202,325
206,470 Norfolk Southern Corp 50,752,391
86,829 Old Dominion Freight Line 28,934,896
5,260 * PAM Transportation Services, Inc 152,277
26,622 * Radiant Logistics, Inc 149,349
82,661 * RXO, Inc 1,514,350
40,037 Ryder System, Inc 3,779,893
35,633 Safe Bulkers, Inc 117,233
23,079 * Saia, Inc 6,295,490
57,475 Schneider National, Inc 1,523,087
38,889 * Skywest, Inc 807,336
516,007 Southwest Airlines Co 18,457,570
138,127 Spirit Airlines, Inc 2,740,440
24,319 * Sun Country Airlines Holdings, Inc 454,036

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
204,378 * TuSimple Holdings, Inc $ 429,194
1,714,241 * Uber Technologies, Inc 53,021,474
545,770 Union Pacific Corp 111,440,776
289,212 * United Airlines Holdings Inc 14,159,820
653,280 United Parcel Service, Inc (Class B) 121,007,054
7,345 Universal Logistics Holdings Inc 263,832
48,383 Werner Enterprises, Inc 2,272,550
129,339 * Wheels Up Experience, Inc 159,087
82,661 * XPO Logistics, Inc 3,294,867
TOTAL TRANSPORTATION 665,596,348
UTILITIES - 2 .8%
593,853 AES Corp 16,277,511
50,603 Allete, Inc 3,130,302
218,025 Alliant Energy Corp 11,779,891
37,175 * Altus Power, Inc 298,144
223,895 Ameren Corp 19,449,759
456,469 American Electric Power Co, Inc 42,889,827
40,319 American States Water Co 3,796,840
166,566 American Water Works Co, Inc 26,065,913
4,314 Artesian Resources Corp 254,095
130,241 Atmos Energy Corp 15,308,527
69,712 e Avangrid, Inc 2,939,755
78,288 Avista Corp 3,123,691
65,392 Black Hills Corp 4,733,073
88,079 Brookfield Infrastructure Corp 3,894,853
104,865 Brookfield Renewable Corp 3,305,345
58,466 California Water Service Group 3,576,365
539,408 Centerpoint Energy, Inc 16,246,969
15,372 Chesapeake Utilities Corp 1,938,102
26,585 Clearway Energy, Inc (Class A) 852,049
88,678 Clearway Energy, Inc (Class C) 2,996,430
249,760 CMS Energy Corp 15,782,334
312,926 Consolidated Edison, Inc 29,824,977
284,850 Constellation Energy Corp 24,314,796
732,297 Dominion Energy, Inc 46,603,381
162,923 DTE Energy Co 18,959,350
684,067 Duke Energy Corp 70,082,664
318,691 Edison International 21,957,810
175,163 Entergy Corp 18,966,650
203,026 Essential Utilities Inc 9,487,405
194,163 Evergy, Inc 12,164,312
304,115 Eversource Energy 25,037,788
848,527 Exelon Corp 35,799,354
485,432 FirstEnergy Corp 19,878,440
6,030 Global Water Resources, Inc 85,807
100,064 Hawaiian Electric Industries, Inc 4,229,705
44,825 Idacorp, Inc 4,742,933
31,879 MGE Energy, Inc 2,330,674
13,552 Middlesex Water Co 1,136,471
51,542 *,e Montauk Renewables, Inc 572,632
78,083 National Fuel Gas Co 4,533,499
80,647 New Jersey Resources Corp 4,025,898
1,773,518 NextEra Energy, Inc 132,357,648
327,100 NiSource, Inc 9,077,025
45,023 Northwest Natural Holding Co 2,257,453
60,094 NorthWestern Corp 3,413,339
214,682 NRG Energy, Inc 7,346,418
199,549 OGE Energy Corp 7,846,267
42,824 ONE Gas, Inc 3,526,985
45,018 e Ormat Technologies, Inc 4,166,416

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
35,270 Otter Tail Corp $ 2,262,571
1,485,989 *,b PG&E Corp 23,627,225
102,787 Pinnacle West Capital Corp 7,662,771
76,984 PNM Resources, Inc 3,809,168
89,765 e Portland General Electric Co 4,271,019
667,247 PPL Corp 19,750,511
441,950 Public Service Enterprise Group, Inc 27,369,964
16,583 * Pure Cycle Corp 148,750
280,827 Sempra Energy 45,024,993
23,659 SJW Corp 1,831,443
125,061 South Jersey Industries, Inc 4,513,451
965,796 Southern Co 65,365,073
50,760 Southwest Gas Holdings Inc 3,397,367
55,861 Spire, Inc 4,034,281
78,069 *,e Sunnova Energy International, Inc 1,520,784
173,172 UGI Corp 6,897,441
17,944 Unitil Corp 936,138
7,602 e Via Renewables, Inc 51,009
343,357 Vistra Energy Corp 7,917,812
279,282 WEC Energy Group, Inc 26,249,715
484,274 Xcel Energy, Inc 33,303,523
11,965 York Water Co 543,809
TOTAL UTILITIES 1,013,854,690
TOTAL COMMON STOCKS 35,799,461,143
(Cost $19,954,532,335)
EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
CONSUMER DURABLES & APPAREL - 0 .0%
29,917 e PLBY Group, Inc 0
TOTAL CONSUMER DURABLES & APPAREL 0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
27,694 † Chinook Therapeutics, Inc 0
4,598 † Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 276
TOTAL RIGHTS/WARRANTS 276
(Cost $276)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 7,990,000 Federal Home Loan Bank (FHLB) 0 .000% 02/03/23 7,987,963
10,000,000 FHLB 0 .000 02/10/23 9,988,538
35,000,000 FHLB 0 .000 02/15/23 34,938,970
10,000,000 FHLB 0 .000 04/05/23 9,918,488
10,000,000 FHLB 0 .000 04/14/23 9,906,898
TOTAL GOVERNMENT AGENCY DEBT 72,740,857
REPURCHASE AGREEMENT - 0 .1%
15,750,000 r Fixed Income Clearing Corp (FICC) 4 .290 02/01/23 15,750,000
TOTAL REPURCHASE AGREEMENT 15,750,000

Portfolio of investments
(unaudited)
Equity Index Fund January 31, 2023

concluded
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .4%
148,293,031 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550% $ 148,293,031
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 148,293,031
TOTAL SHORT-TERM INVESTMENTS 236,783,888
(Cost $236,791,040)
TOTAL INVESTMENTS - 100.3% 36,036,245,307
(Cost $20,191,323,651)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (105,287,325)
NET ASSETS - 100.0% $ 35,930,957,982
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $193,989,631.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $15,750,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 6/15/25, valued at $16,065,012.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 517 03/17/23  $ 104,038,340 $ 105,726,500 $ 1,688,160

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 2 .5%
32,718 * Aptiv plc $ 3,700,078
253,139 *,e Lucid Group, Inc 2,959,195
1,285,745 * Tesla, Inc 222,716,749
TOTAL AUTOMOBILES & COMPONENTS 229,376,022
BANKS - 0 .1%
1,447 First Citizens Bancshares, Inc (Class A) 1,125,303
31,816 e Rocket Cos, Inc 299,389
1,520 Signature Bank 196,004
18,642 * SVB Financial Group 5,638,086
59,055 e UWM Holdings Corp 270,472
31,519 Western Alliance Bancorp 2,375,587
TOTAL BANKS 9,904,841
CAPITAL GOODS - 4 .4%
14,866 A.O. Smith Corp 1,006,428
30,889 Advanced Drainage Systems, Inc 3,114,847
4,150 Aecom Technology Corp 362,170
4,392 AGCO Corp 606,667
34,452 Allegion plc 4,049,833
39,276 Allison Transmission Holdings, Inc 1,770,562
13,369 Armstrong World Industries, Inc 1,034,894
26,862 * Axon Enterprise, Inc 5,249,909
84,313 * Boeing Co 17,958,669
17,666 BWX Technologies, Inc 1,075,153
21,481 Carlisle Cos, Inc 5,388,724
225,355 Caterpillar, Inc 56,854,813
122,819 *,e ChargePoint Holdings, Inc 1,491,023
12,277 * Core & Main, Inc 270,953
137,087 Deere & Co 57,965,867
10,358 Donaldson Co, Inc 645,821
94,577 Emerson Electric Co 8,532,737
284,768 Fastenal Co 14,395,022
21,685 Fortune Brands Home & Security, Inc 1,398,899
30,346 * Generac Holdings, Inc 3,659,728
29,504 General Electric Co 2,374,482
58,161 Graco, Inc 3,973,560
20,261 HEICO Corp 3,463,618
36,709 HEICO Corp (Class A) 4,907,259
98,641 Honeywell International, Inc 20,564,676
20,644 Howmet Aerospace, Inc 840,004
5,203 Huntington Ingalls 1,147,470
6,503 IDEX Corp 1,558,639
136,444 Illinois Tool Works, Inc 32,206,242
27,805 Lincoln Electric Holdings, Inc 4,639,820
116,196 Lockheed Martin Corp 53,828,959
5,914 Masco Corp 314,625
21,685 * Masterbrand, Inc 199,502
1,807 * Middleby Corp 280,898
7,579 Nordson Corp 1,843,971
8,243 Northrop Grumman Corp 3,693,194
24,828 Otis Worldwide Corp 2,041,606
13,972 Parker-Hannifin Corp 4,554,872
128,242 *,e Plug Power, Inc 2,182,679
38,597 Quanta Services, Inc 5,874,077
38,138 Rockwell Automation, Inc 10,756,060
13,268 * SiteOne Landscape Supply, Inc 2,010,235
48,487 Spirit Aerosystems Holdings, Inc (Class A) 1,752,805
51,770 Toro Co 5,773,390

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
65,763 Trane Technologies plc $ 11,779,469
9,774 TransDigm Group, Inc 7,015,288
54,628 * Trex Co, Inc 2,879,988
15,905 * United Rentals, Inc 7,013,310
1,479 Valmont Industries, Inc 487,671
23,058 Vertiv Holdings Co 327,885
22,094 W.W. Grainger, Inc 13,023,971
8,378 Watsco, Inc 2,407,586
11,332 * WESCO International, Inc 1,688,581
55,467 * WillScot Mobile Mini Holdings Corp 2,687,931
12,072 Xylem, Inc 1,255,609
TOTAL CAPITAL GOODS 408,182,651
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
64,637 Booz Allen Hamilton Holding Co 6,117,246
40,358 Cintas Corp 17,908,459
211,188 * Copart, Inc 14,067,233
30,148 * CoStar Group, Inc 2,348,529
30,110 Equifax, Inc 6,690,442
6,853 * FTI Consulting, Inc 1,093,191
59,562 * IAA, Inc 2,485,522
43,186 KBR, Inc 2,212,419
7,062 MSA Safety, Inc 963,186
8,353 Republic Services, Inc 1,042,621
47,820 Robert Half International, Inc 4,014,967
110,798 Rollins, Inc 4,033,047
10,532 Tetra Tech, Inc 1,637,937
66,811 TransUnion 4,793,689
76,869 Verisk Analytics, Inc 13,974,016
190,596 Waste Management, Inc 29,490,919
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 112,873,423
CONSUMER DURABLES & APPAREL - 1 .4%
6,261 Brunswick Corp 527,990
11,482 * Deckers Outdoor Corp 4,908,325
82,035 DR Horton, Inc 8,096,034
55,931 * Lululemon Athletica, Inc 17,164,105
79,573 * Mattel, Inc 1,628,064
609,245 Nike, Inc (Class B) 77,575,166
1,081 * NVR, Inc 5,696,870
20,769 Polaris Inc 2,385,112
45,212 Pulte Homes, Inc 2,572,111
12,185 * Skechers U.S.A., Inc (Class A) 586,708
13,513 Tapestry, Inc 615,787
28,012 Toll Brothers, Inc 1,666,434
13,333 * TopBuild Corp 2,667,400
42,112 * YETI Holdings, Inc 1,884,933
TOTAL CONSUMER DURABLES & APPAREL 127,975,039
CONSUMER SERVICES - 2 .5%
186,168 * Airbnb, Inc 20,685,126
19,203 * Booking Holdings, Inc 46,742,022
8,012 * Bright Horizons Family Solutions 615,161
74,969 * Caesars Entertainment, Inc 3,902,886
13,874 * Chipotle Mexican Grill, Inc (Class A) 22,841,876
16,614 Choice Hotels International, Inc 2,041,694
18,170 Churchill Downs, Inc 4,507,977
43,403 Darden Restaurants, Inc 6,422,342
12,950 Domino's Pizza, Inc 4,571,350
182,246 *,e DraftKings, Inc 2,731,868
74,554 * Expedia Group, Inc 8,521,522

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
66,599 H&R Block, Inc $ 2,596,029
94,707 Hilton Worldwide Holdings, Inc 13,741,039
59,355 * Las Vegas Sands Corp 3,501,945
131,654 Marriott International, Inc (Class A) 22,931,494
89,205 McDonald's Corp 23,853,417
28,510 *,e Mister Car Wash, Inc 292,798
15,574 * Norwegian Cruise Line Holdings Ltd 236,881
30,557 * Planet Fitness, Inc 2,586,650
18,202 * Six Flags Entertainment Corp 488,724
205,701 Starbucks Corp 22,450,207
29,475 Travel & Leisure Co 1,248,856
18,291 Vail Resorts, Inc 4,798,461
94,657 Wendy's 2,110,851
31,697 Wyndham Hotels & Resorts, Inc 2,456,834
6,451 * Wynn Resorts Ltd 668,582
15,484 Yum! Brands, Inc 2,020,817
TOTAL CONSUMER SERVICES 229,567,409
DIVERSIFIED FINANCIALS - 2 .3%
18,906 American Express Co 3,307,227
33,451 Ameriprise Financial, Inc 11,711,864
183,815 Apollo Global Management, Inc 13,010,426
75,471 Ares Management Corp 6,263,338
347,478 Blackstone, Inc 33,343,989
210,153 e Blue Owl Capital, Inc 2,643,725
421,230 Charles Schwab Corp 32,611,627
379 * Credit Acceptance Corp 175,341
18,636 Factset Research Systems, Inc 7,881,910
159,591 iShares Russell 1000 Growth Index Fund 37,037,879
40,076 LPL Financial Holdings, Inc 9,502,821
18,484 MarketAxess Holdings, Inc 6,725,403
75,065 Moody's Corp 24,227,229
11,203 Morningstar, Inc 2,720,985
28,831 MSCI, Inc (Class A) 15,325,406
7,515 Raymond James Financial, Inc 847,466
32,725 Tradeweb Markets, Inc 2,439,321
6,710 *,e Upstart Holdings, Inc 125,343
TOTAL DIVERSIFIED FINANCIALS 209,901,300
ENERGY - 1 .6%
91,357 * Antero Resources Corp 2,634,736
60,732 Cabot Oil & Gas Corp 1,520,122
71,307 Cheniere Energy, Inc 10,894,996
156,492 Devon Energy Corp 9,896,554
48,626 Diamondback Energy, Inc 7,105,231
15,669 e Enviva, Inc 712,626
212,239 EOG Resources, Inc 28,068,608
206,336 Halliburton Co 8,505,170
108,996 Hess Corp 16,366,839
27,295 New Fortress Energy, Inc 1,058,773
324,521 Occidental Petroleum Corp 21,025,716
24,158 ONEOK, Inc 1,654,340
90,408 Ovintiv, Inc 4,450,786
25,022 PDC Energy, Inc 1,694,740
65,711 Pioneer Natural Resources Co 15,136,529
83,355 Range Resources Corp 2,085,542
42,029 * Southwestern Energy Co 232,000
110,611 Targa Resources Investments, Inc 8,298,037
2,936 Texas Pacific Land Corp 5,859,816
TOTAL ENERGY 147,201,161

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING - 1 .5%
40,656 * BJ's Wholesale Club Holdings, Inc $ 2,946,340
220,078 Costco Wholesale Corp 112,490,669
3,138 * Grocery Outlet Holding Corp 95,364
22,549 * Performance Food Group Co 1,382,705
253,244 SYSCO Corp 19,616,280
TOTAL FOOD & STAPLES RETAILING 136,531,358
FOOD, BEVERAGE & TOBACCO - 2 .6%
4,430 * Boston Beer Co, Inc (Class A) 1,721,542
16,675 Brown-Forman Corp (Class A) 1,108,888
53,552 Brown-Forman Corp (Class B) 3,565,492
1,454,465 Coca-Cola Co 89,187,794
5,514 * Darling International, Inc 365,523
12,224 * Freshpet, Inc 774,146
63,594 Hershey Co 14,283,212
68,590 Kellogg Co 4,703,902
71,230 Lamb Weston Holdings, Inc 7,115,165
169,734 * Monster Beverage Corp 17,665,915
580,332 PepsiCo, Inc 99,248,379
14,790 * Pilgrim's Pride Corp 359,101
TOTAL FOOD, BEVERAGE & TOBACCO 240,099,059
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
114,629 Abbott Laboratories 12,672,236
86,563 * agilon health, Inc 1,883,611
29,023 * Align Technology, Inc 7,828,374
76,880 AmerisourceBergen Corp 12,989,645
37,768 Baxter International, Inc 1,725,620
42,600 * Certara, Inc 826,440
2,582 Chemed Corp 1,304,271
24,109 Cigna Corp 7,634,597
29,025 * DaVita, Inc 2,391,370
9,211 *,e Definitive Healthcare Corp 114,032
192,847 * Dexcom, Inc 20,651,985
29,203 *,e Doximity, Inc 1,029,990
305,240 * Edwards Lifesciences Corp 23,411,908
36,595 Elevance Health, Inc 18,297,134
9,834 * GE HealthCare Technologies, Inc 683,660
1,873 * Globus Medical, Inc 141,411
48,419 * Guardant Health, Inc 1,521,809
6,604 HCA Healthcare, Inc 1,684,482
44,379 Humana, Inc 22,708,734
1,841 * ICU Medical, Inc 355,736
40,517 * IDEXX Laboratories, Inc 19,468,419
34,289 * Insulet Corp 9,851,915
161,591 * Intuitive Surgical, Inc 39,701,293
18,048 * Masimo Corp 3,069,604
13,415 McKesson Corp 5,079,992
21,799 * Molina Healthcare, Inc 6,797,582
51,594 * Novocure Ltd 4,704,341
17,487 * Penumbra, Inc 4,378,920
71,377 Resmed, Inc 16,300,365
8,849 * Signify Health, Inc 251,843
92,810 Stryker Corp 23,556,106
30,775 * Tandem Diabetes Care, Inc 1,253,774
14,158 * Teladoc, Inc 416,245
423,182 UnitedHealth Group, Inc 211,248,223
69,250 * Veeva Systems, Inc 11,810,588
TOTAL HEALTH CARE EQUIPMENT & SERVICES 497,746,255

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
55,335 Church & Dwight Co, Inc $ 4,474,388
50,123 Clorox Co 7,252,297
253,723 Colgate-Palmolive Co 18,909,975
113,729 Estee Lauder Cos (Class A) 31,512,032
100,631 Kimberly-Clark Corp 13,083,036
59,755 * Olaplex Holdings, Inc 377,054
501,058 Procter & Gamble Co 71,340,638
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 146,949,420
INSURANCE - 1 .3%
95,996 Aon plc 30,592,005
56,347 * Arch Capital Group Ltd 3,625,929
11,821 Arthur J. Gallagher & Co 2,313,606
1,602 Assurant, Inc 212,409
10,258 Brown & Brown, Inc 600,709
9,152 Erie Indemnity Co (Class A) 2,236,291
5,779 Everest Re Group Ltd 2,020,859
18,557 Lincoln National Corp 657,475
1,470 * Markel Corp 2,071,201
220,633 Marsh & McLennan Cos, Inc 38,590,918
253,466 Progressive Corp 34,560,089
12,574 RenaissanceRe Holdings Ltd 2,460,606
44,507 * Ryan Specialty Group Holdings, Inc 1,896,888
TOTAL INSURANCE 121,838,985
MATERIALS - 1 .4%
29,525 Albemarle Corp 8,309,811
23,453 Ardagh Metal Packaging S.A. 131,806
25,142 Avery Dennison Corp 4,762,900
29,160 * Axalta Coating Systems Ltd 877,716
60,053 Ball Corp 3,497,487
30,295 Berry Global Group, Inc 1,870,110
96,724 CF Industries Holdings, Inc 8,192,523
45,190 Chemours Co 1,644,464
50,556 Crown Holdings, Inc 4,457,017
16,598 Eagle Materials, Inc 2,424,636
109,935 Ecolab, Inc 17,021,236
20,717 FMC Corp 2,758,054
95,463 * Ginkgo Bioworks Holdings, Inc 186,153
113,341 Graphic Packaging Holding Co 2,730,385
52,027 Linde plc 17,217,815
3,356 Louisiana-Pacific Corp 228,510
2,639 Martin Marietta Materials, Inc 949,090
21,393 Mosaic Co 1,059,809
43,613 * MP Materials Corp 1,417,859
61,454 PPG Industries, Inc 8,009,914
2,043 Royal Gold, Inc 259,522
3,145 RPM International, Inc 282,767
9,812 e Scotts Miracle-Gro Co (Class A) 708,328
70,081 Sealed Air Corp 3,837,636
118,544 Sherwin-Williams Co 28,046,325
27,914 Southern Copper Corp 2,099,412
86,148 Valvoline, Inc 3,158,186
32,487 Vulcan Materials Co 5,955,842
TOTAL MATERIALS 132,095,313
MEDIA & ENTERTAINMENT - 7 .0%
2,603,228 * Alphabet, Inc (Class A) 257,303,056
2,308,553 * Alphabet, Inc (Class C) 230,555,188
1,757 Cable One, Inc 1,387,819
53,264 * Charter Communications, Inc 20,469,888

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
10,550 Electronic Arts, Inc $ 1,357,574
4,650 Liberty Broadband Corp (Class A) 416,733
28,835 * Liberty Broadband Corp (Class C) 2,588,806
10,821 * Liberty Media Group (Class C) 766,127
10,036 Liberty SiriusXM Group (Class A) 407,662
20,659 * Liberty SiriusXM Group (Class C) 832,558
37,047 * Live Nation, Inc 2,981,913
4,666 Madison Square Garden Co 848,465
125,731 * Match Group, Inc 6,804,562
238,207 * Meta Platforms, Inc 35,485,697
97,957 * Netflix, Inc 34,663,064
1,561 Nexstar Media Group Inc 319,646
58,273 * Pinterest, Inc 1,531,997
51,055 * Playtika Holding Corp 535,567
226,167 * ROBLOX Corp 8,415,674
19,074 * Roku, Inc 1,096,755
68,470 * Spotify Technology S.A. 7,717,938
66,539 * Take-Two Interactive Software, Inc 7,534,211
4,015 * TripAdvisor, Inc 93,549
60,783 * Walt Disney Co 6,594,348
867,057 * Warner Bros Discovery, Inc 12,849,785
21,410 e World Wrestling Entertainment, Inc (Class A) 1,811,714
135,440 * ZoomInfo Technologies, Inc 3,823,471
TOTAL MEDIA & ENTERTAINMENT 649,193,767
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .8%
40,848 * 10X Genomics, Inc 1,912,912
878,974 AbbVie, Inc 129,868,409
132,492 Agilent Technologies, Inc 20,149,383
61,109 * Alnylam Pharmaceuticals, Inc 13,835,078
222,979 Amgen, Inc 56,279,900
280,569 * Avantor, Inc 6,705,599
77,205 Bio-Techne Corp 6,150,150
52,368 Bruker BioSciences Corp 3,672,044
31,594 * Catalent, Inc 1,691,859
23,418 * Charles River Laboratories International, Inc 5,696,429
22,353 Danaher Corp 5,909,686
341,123 Eli Lilly & Co 117,397,480
15,228 * Exact Sciences Corp 1,028,195
135,915 * Exelixis, Inc 2,394,822
101,479 * Horizon Therapeutics Plc 11,134,276
77,870 * Incyte Corp 6,629,852
64,187 * Ionis Pharmaceuticals, Inc 2,559,136
91,634 * IQVIA Holdings, Inc 21,021,756
53,441 * Maravai LifeSciences Holdings, Inc 783,445
526,842 Merck & Co, Inc 56,588,099
10,875 * Mettler-Toledo International, Inc 16,670,505
9,921 * Moderna, Inc 1,746,691
46,381 * Natera, Inc 1,991,136
48,690 * Neurocrine Biosciences, Inc 5,401,182
38,709 *,e Novavax, Inc 422,315
7,519 * Regeneron Pharmaceuticals, Inc 5,702,936
19,753 * Repligen Corp 3,660,231
42,667 * Sarepta Therapeutics, Inc 5,332,095
67,951 * Seagen, Inc 9,477,805
49,243 * Sotera Health Co 848,949
9,090 * Syneos Health, Inc 326,513
24,149 Thermo Fisher Scientific, Inc 13,772,899
27,743 * Ultragenyx Pharmaceutical, Inc 1,257,590
119,613 * Vertex Pharmaceuticals, Inc 38,646,960
29,106 * Waters Corp 9,563,649

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
36,151 West Pharmaceutical Services, Inc $ 9,601,706
234,720 Zoetis, Inc 38,843,813
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 634,675,485
REAL ESTATE - 1 .6%
177,291 American Tower Corp 39,605,037
6,216 Apartment Income REIT Corp 237,824
4,202 Camden Property Trust 517,729
77,422 * CBRE Group, Inc 6,620,355
214,325 Crown Castle International Corp 31,743,676
34,426 Equinix, Inc 25,410,863
55,263 Equity Lifestyle Properties, Inc 3,966,778
7,822 Extra Space Storage, Inc 1,234,546
107,040 Iron Mountain, Inc 5,842,243
37,558 Lamar Advertising Co 4,001,429
71,434 * Opendoor Technologies, Inc 156,441
61,238 Public Storage, Inc 18,637,173
11,693 SBA Communications Corp 3,479,018
79,378 Simon Property Group, Inc 10,196,898
1,694 * Zillow Group, Inc (Class A) 72,774
4,792 * Zillow Group, Inc (Class C) 211,854
TOTAL REAL ESTATE 151,934,638
RETAILING - 8 .9%
4,106 Advance Auto Parts, Inc 625,262
4,421,841 * Amazon.com, Inc 456,024,462
8,519 * AutoZone, Inc 20,776,563
31,879 Best Buy Co, Inc 2,828,305
31,709 * Burlington Stores, Inc 7,287,679
8,715 * CarMax, Inc 613,972
112,132 Dollar General Corp 26,194,035
33,299 * Dollar Tree, Inc 5,000,844
109,551 * DoorDash, Inc 6,345,194
35,039 eBay, Inc 1,734,431
61,823 * Etsy, Inc 8,505,608
26,570 * Five Below, Inc 5,237,744
51,288 * Floor & Decor Holdings, Inc 4,655,412
5,456 Genuine Parts Co 915,626
297,930 Home Depot, Inc 96,579,968
78,200 * Leslie's, Inc 1,211,318
266,541 Lowe's Companies, Inc 55,507,163
46,861 e Nordstrom, Inc 915,664
1,535 * Ollie's Bargain Outlet Holdings, Inc 84,057
12,765 * O'Reilly Automotive, Inc 10,114,348
19,086 Pool Corp 7,359,752
3,902 *,e RH 1,217,385
71,459 Ross Stores, Inc 8,445,739
127,427 Target Corp 21,935,284
577,408 TJX Companies, Inc 47,266,619
54,291 Tractor Supply Co 12,377,805
24,957 * Ulta Beauty, Inc 12,826,900
29,679 * Victoria's Secret & Co 1,250,970
31,662 *,e Wayfair, Inc 1,915,551
26,860 Williams-Sonoma, Inc 3,624,488
TOTAL RETAILING 829,378,148
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .8%
634,502 * Advanced Micro Devices, Inc 47,682,825
32,830 * Allegro MicroSystems, Inc 1,253,121
52,403 Analog Devices, Inc 8,985,542
427,438 Applied Materials, Inc 47,655,063

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
196,401 Broadcom, Inc $ 114,896,549
65,426 * Enphase Energy, Inc 14,484,008
76,023 Entegris, Inc 6,135,816
7,628 *,e GLOBALFOUNDRIES, Inc 452,188
70,314 KLA Corp 27,596,839
67,829 Lam Research Corp 33,921,283
67,975 * Lattice Semiconductor Corp 5,151,825
226,658 Microchip Technology, Inc 17,593,194
103,376 Micron Technology, Inc 6,233,573
22,139 Monolithic Power Systems, Inc 9,443,612
1,197,987 NVIDIA Corp 234,050,720
135,969 * ON Semiconductor Corp 9,986,923
557,214 QUALCOMM, Inc 74,226,477
69,973 Teradyne, Inc 7,116,254
309,001 Texas Instruments, Inc 54,758,067
21,316 Universal Display Corp 2,825,010
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 724,448,889
SOFTWARE & SERVICES - 23 .1%
314,981 Accenture plc 87,895,448
230,908 * Adobe, Inc 85,514,469
28,382 * Alteryx, Inc 1,574,917
22,735 * Ansys, Inc 6,055,695
108,696 *,e AppLovin Corp 1,380,439
13,355 * Aspen Technology, Inc 2,654,306
72,024 * Atlassian Corp 11,640,519
108,475 * Autodesk, Inc 23,339,481
190,654 Automatic Data Processing, Inc 43,051,580
81,073 Bentley Systems, Inc 3,165,901
6,914 * Black Knight, Inc 418,919
52,097 Broadridge Financial Solutions, Inc 7,833,305
135,759 * Cadence Design Systems, Inc 24,820,818
31,588 * CCC Intelligent Solutions Holdings, Inc 292,189
12,521 * Ceridian HCM Holding, Inc 905,018
138,179 * Cloudflare, Inc 7,311,051
71,054 * Confluent, Inc 1,641,347
20,088 * Coupa Software, Inc 1,605,433
104,594 * Crowdstrike Holdings, Inc 11,076,505
132,818 * Datadog, Inc 9,936,115
97,589 * DocuSign, Inc 5,917,797
33,363 * DoubleVerify Holdings, Inc 907,140
124,810 * Dropbox, Inc 2,899,336
95,555 * Dynatrace, Inc 3,672,179
39,011 * Elastic NV 2,295,407
27,460 * EPAM Systems, Inc 9,134,569
18,320 * Euronet Worldwide, Inc 2,064,298
12,037 * Fair Isaac Corp 8,016,040
26,535 * Fiserv, Inc 2,830,754
34,150 * Five9, Inc 2,690,337
35,936 * FleetCor Technologies, Inc 7,503,796
324,236 * Fortinet, Inc 16,970,512
38,051 * Gartner, Inc 12,866,565
96,487 Gen Digital, Inc 2,220,166
45,740 Genpact Ltd 2,162,587
20,070 * Globant S.A. 3,254,953
10,760 * GoDaddy, Inc 883,719
22,623 * HubSpot, Inc 7,850,407
2,856 * Informatica, Inc 50,837
299,277 International Business Machines Corp 40,321,590
137,043 Intuit, Inc 57,923,965
35,797 Jack Henry & Associates, Inc 6,446,682

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
32,018 * Jamf Holding Corp $ 636,198
19,468 * Manhattan Associates, Inc 2,537,848
423,228 Mastercard, Inc (Class A) 156,848,297
3,722,514 Microsoft Corp 922,476,194
33,530 * MongoDB, Inc 7,182,461
5,368 * nCino OpCo, Inc 153,525
3,141 * NCR Corp 86,126
27,344 * New Relic, Inc 1,669,351
61,070 * Nutanix, Inc 1,702,021
11,714 * Okta, Inc 862,268
522,770 Oracle Corp 46,244,234
928,404 * Palantir Technologies, Inc 7,222,983
146,586 * Palo Alto Networks, Inc 23,254,403
161,063 Paychex, Inc 18,660,759
25,018 * Paycom Software, Inc 8,104,331
19,675 * Paylocity Holding Corp 4,098,106
173,461 * PayPal Holdings, Inc 14,135,337
19,105 Pegasystems, Inc 742,802
25,124 * Procore Technologies, Inc 1,405,688
51,904 * PTC, Inc 7,000,811
43,426 * RingCentral, Inc 1,694,917
102,143 * Salesforce, Inc 17,156,960
65,519 * SentinelOne, Inc 988,682
100,004 * ServiceNow, Inc 45,514,821
24,993 * Shift4 Payments, Inc 1,600,552
62,663 * Smartsheet, Inc 2,707,668
143,212 * Snowflake, Inc 22,404,085
79,465 * Splunk, Inc 7,610,363
75,701 * Synopsys, Inc 26,779,229
27,173 * Teradata Corp 947,794
122,508 * Toast, Inc 2,733,153
218,694 * Trade Desk, Inc 11,087,786
40,950 * Turing Holding Corp 442,260
31,179 * Twilio, Inc 1,865,751
17,465 * Tyler Technologies, Inc 5,637,178
16,508 * UiPath, Inc 253,563
82,595 * Unity Software, Inc 2,933,774
4,942 * VeriSign, Inc 1,077,603
818,831 Visa, Inc (Class A) 188,503,084
51,590 * VMware, Inc (Class A) 6,318,227
69,337 Western Union Co 982,505
16,219 * WEX, Inc 3,000,028
20,087 * Wix.com Ltd 1,747,167
99,018 * Workday, Inc 17,964,836
63,805 * Zoom Video Communications, Inc 4,785,375
41,236 * Zscaler, Inc 5,119,862
TOTAL SOFTWARE & SERVICES 2,137,878,057
TECHNOLOGY HARDWARE & EQUIPMENT - 12 .7%
221,060 Amphenol Corp (Class A) 17,633,956
7,477,225 Apple, Inc 1,078,888,795
121,627 * Arista Networks, Inc 15,327,435
1,582 * Arrow Electronics, Inc 185,869
67,084 CDW Corp 13,150,477
81,620 Cognex Corp 4,467,879
10,454 * Coherent Corp 453,704
21,417 Corning, Inc 741,242
19,679 Dell Technologies, Inc 799,361
224,867 HP, Inc 6,552,624
51,859 Jabil Inc 4,077,673
82,098 * Keysight Technologies, Inc 14,724,276

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
8,196 National Instruments Corp $ 442,584
106,981 NetApp, Inc 7,085,352
137,659 * Pure Storage, Inc 3,983,851
828 e Ubiquiti, Inc 241,909
46,199 Vontier Corp 1,063,963
10,318 * Zebra Technologies Corp (Class A) 3,262,345
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,173,083,295
TRANSPORTATION - 2 .2%
16,234 CH Robinson Worldwide, Inc 1,626,160
263,587 CSX Corp 8,150,110
318,337 * Delta Air Lines, Inc 12,446,977
25,090 Expeditors International of Washington, Inc 2,713,483
5,520 * GXO Logistics, Inc 288,862
36,700 JB Hunt Transport Services, Inc 6,938,135
16,154 Landstar System, Inc 2,791,896
123,414 * Lyft, Inc (Class A) 2,005,478
49,656 Old Dominion Freight Line 16,547,365
3,704 * RXO, Inc 67,857
822,392 * Uber Technologies, Inc 25,436,585
305,360 Union Pacific Corp 62,351,458
325,858 United Parcel Service, Inc (Class B) 60,358,677
3,704 * XPO Logistics, Inc 147,641
TOTAL TRANSPORTATION 201,870,684
UTILITIES - 0 .0%
57,727 AES Corp 1,582,297
3,418 National Fuel Gas Co 198,449
117,638 Vistra Energy Corp 2,712,732
TOTAL UTILITIES 4,493,478
TOTAL COMMON STOCKS 9,257,198,677
(Cost $4,504,474,185)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .1%
$ 3,805,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 3,805,000
TOTAL REPURCHASE AGREEMENT 3,805,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
11,949,990 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 11,949,990
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 11,949,990
TOTAL SHORT-TERM INVESTMENTS 15,754,990
(Cost $15,754,990)
TOTAL INVESTMENTS - 100.1% 9,272,953,667
(Cost $4,520,229,175)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (11,180,867)
NET ASSETS - 100.0% $ 9,261,772,800
REIT Real Estate Investment Trust

Portfolio of investments
(unaudited)
Large-Cap Growth Index Fund January 31, 2023

concluded
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,873,075.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $3,805,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 4/30/25, valued at $3,881,129.

Large-Cap Value Index Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1 .0%
86,375 * Aptiv plc $ 9,768,149
97,434 BorgWarner, Inc 4,606,680
1,667,018 Ford Motor Co 22,521,413
601,984 General Motors Co 23,670,011
97,405 Gentex Corp 2,874,422
55,614 Harley-Davidson, Inc 2,559,912
26,258 Lear Corp 3,827,891
14,196 *,e Lucid Group, Inc 165,951
85,965 *,e QuantumScape Corp 731,562
220,617 * Rivian Automotive, Inc 4,279,970
21,260 Thor Industries, Inc 2,026,716
TOTAL AUTOMOBILES & COMPONENTS 77,032,677
BANKS - 7 .5%
2,977,033 Bank of America Corp 105,625,131
15,343 e Bank of Hawaii Corp 1,173,586
48,170 Bank OZK 2,199,924
11,399 BOK Financial Corp 1,145,599
818,989 Citigroup, Inc 42,767,606
206,906 Citizens Financial Group, Inc 8,963,168
56,978 Comerica, Inc 4,177,057
48,482 Commerce Bancshares, Inc 3,226,962
24,533 Cullen/Frost Bankers, Inc 3,196,159
59,874 East West Bancorp, Inc 4,701,306
288,753 Fifth Third Bancorp 10,478,846
3,506 First Citizens Bancshares, Inc (Class A) 2,726,546
50,753 First Hawaiian, Inc 1,392,662
222,645 First Horizon National Corp 5,506,011
76,954 First Republic Bank 10,841,280
142,775 FNB Corp 2,037,399
607,773 Huntington Bancshares, Inc 9,219,916
1,236,152 JPMorgan Chase & Co 173,011,834
396,102 Keycorp 7,601,197
72,382 M&T Bank Corp 11,291,592
118,563 MGIC Investment Corp 1,674,110
288,046 New York Community Bancorp, Inc 2,877,580
50,839 PacWest Bancorp 1,406,207
32,370 Pinnacle Financial Partners, Inc 2,548,490
171,060 PNC Financial Services Group, Inc 28,298,456
30,761 Popular, Inc 2,111,435
35,460 Prosperity Bancshares, Inc 2,689,996
396,212 Regions Financial Corp 9,326,830
22,805 e Rocket Cos, Inc 214,595
25,758 Signature Bank 3,321,494
9,304 * SVB Financial Group 2,813,902
58,653 Synovus Financial Corp 2,460,493
25,874 TFS Financial Corp 368,705
562,855 Truist Financial Corp 27,799,408
86,176 Umpqua Holdings Corp 1,568,403
568,005 US Bancorp 28,286,649
7,250 e UWM Holdings Corp 33,205
74,572 Webster Financial Corp 3,926,216
1,605,980 Wells Fargo & Co 75,272,283
17,948 Western Alliance Bancorp 1,352,741
25,142 Wintrust Financial Corp 2,299,739
62,864 Zions Bancorporation 3,341,850
TOTAL BANKS 615,276,568

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS - 8 .0%
234,249 3M Co $ 26,957,375
42,614 A.O. Smith Corp 2,884,968
13,541 Acuity Brands, Inc 2,552,749
52,611 Aecom Technology Corp 4,591,362
22,883 AGCO Corp 3,160,829
41,170 Air Lease Corp 1,851,415
7,281 Allegion plc 855,882
6,013 Allison Transmission Holdings, Inc 271,066
97,538 Ametek, Inc 14,135,207
6,725 Armstrong World Industries, Inc 520,582
6,683 * Axon Enterprise, Inc 1,306,126
47,212 * AZEK Co, Inc 1,139,226
159,713 * Boeing Co 34,018,869
60,298 * Builders FirstSource, Inc 4,805,751
24,382 BWX Technologies, Inc 1,483,889
2,763 Carlisle Cos, Inc 693,126
353,327 Carrier Global Corp 16,086,978
28,850 Caterpillar, Inc 7,278,566
18,437 * Core & Main, Inc 406,905
18,849 Crane Holdings Co 2,184,788
59,676 Cummins, Inc 14,891,549
16,325 Curtiss-Wright Corp 2,706,685
40,854 Donaldson Co, Inc 2,547,247
61,127 Dover Corp 9,280,912
168,976 Eaton Corp 27,409,597
170,269 Emerson Electric Co 15,361,669
20,072 Esab Corp 1,160,362
58,744 Flowserve Corp 2,021,968
147,565 Fortive Corp 10,038,847
37,451 Fortune Brands Home & Security, Inc 2,415,964
44,584 * Gates Industrial Corp plc 588,955
103,011 General Dynamics Corp 24,007,744
437,397 General Electric Co 35,201,711
20,774 Graco, Inc 1,419,280
16,190 *,e Hayward Holdings, Inc 218,403
1,245 HEICO Corp 212,833
2,183 HEICO Corp (Class A) 291,823
36,526 Hexcel Corp 2,578,005
201,424 Honeywell International, Inc 41,992,876
143,410 Howmet Aerospace, Inc 5,835,353
22,697 Hubbell, Inc 5,195,570
12,455 Huntington Ingalls 2,746,826
26,561 IDEX Corp 6,366,140
12,872 Illinois Tool Works, Inc 3,038,307
172,169 Ingersoll Rand, Inc 9,641,464
34,983 ITT, Inc 3,204,093
290,672 Johnson Controls International plc 20,222,051
81,436 L3Harris Technologies, Inc 17,494,082
13,533 Lennox International, Inc 3,526,970
92,417 Masco Corp 4,916,584
25,573 * Mastec, Inc 2,512,036
37,451 * Masterbrand, Inc 344,549
82,099 MDU Resources Group, Inc 2,537,680
23,748 * Mercury Systems, Inc 1,187,044
22,160 * Middleby Corp 3,444,772
17,301 MSC Industrial Direct Co (Class A) 1,430,793
18,781 Nordson Corp 4,569,417
54,701 Northrop Grumman Corp 24,508,236
68,142 nVent Electric plc 2,708,644
29,677 Oshkosh Corp 2,990,848
154,366 Otis Worldwide Corp 12,693,516

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
38,202 Owens Corning, Inc $ 3,692,223
144,393 PACCAR, Inc 15,783,599
41,951 Parker-Hannifin Corp 13,676,026
72,224 Pentair plc 3,999,765
103,490 *,e Plug Power, Inc 1,761,400
28,287 Quanta Services, Inc 4,304,999
622,197 Raytheon Technologies Corp 62,126,370
28,093 Regal-Beloit Corp 3,910,546
15,966 Rockwell Automation, Inc 4,502,891
67,621 Sensata Technologies Holding plc 3,438,528
7,645 * SiteOne Landscape Supply, Inc 1,158,294
21,692 Snap-On, Inc 5,395,451
2,336 Spirit Aerosystems Holdings, Inc (Class A) 84,446
62,871 Stanley Black & Decker, Inc 5,615,009
85,022 * Sunrun, Inc 2,234,378
88,272 Textron, Inc 6,430,615
27,223 Timken Co 2,241,814
41,449 Trane Technologies plc 7,424,345
13,338 TransDigm Group, Inc 9,573,349
16,230 * United Rentals, Inc 7,156,618
69,064 * Univar Solutions Inc 2,381,327
7,538 Valmont Industries, Inc 2,485,505
111,888 Vertiv Holdings Co 1,591,047
6,795 Watsco, Inc 1,952,679
9,185 * WESCO International, Inc 1,368,657
75,353 Westinghouse Air Brake Technologies Corp 7,822,395
41,178 * WillScot Mobile Mini Holdings Corp 1,995,486
26,698 Woodward Inc 2,730,137
65,301 Xylem, Inc 6,791,957
TOTAL CAPITAL GOODS 656,276,920
COMMERCIAL & PROFESSIONAL SERVICES - 0 .8%
9,501 * CACI International, Inc (Class A) 2,927,163
2,324 Cintas Corp 1,031,252
209,756 * Clarivate Analytics plc 2,332,487
22,551 * Clean Harbors, Inc 2,938,395
146,755 * CoStar Group, Inc 11,432,214
20,710 * Driven Brands Holdings, Inc 604,525
110,069 Dun & Bradstreet Holdings, Inc 1,612,511
25,738 Equifax, Inc 5,718,984
7,645 * FTI Consulting, Inc 1,219,530
10,020 * IAA, Inc 418,135
54,192 Jacobs Solutions, Inc 6,695,422
21,359 KBR, Inc 1,094,222
57,669 Leidos Holdings, Inc 5,700,004
21,615 Manpower, Inc 1,883,963
9,016 MSA Safety, Inc 1,229,692
81,616 Republic Services, Inc 10,187,309
5,809 Robert Half International, Inc 487,724
6,268 Rollins, Inc 228,155
23,561 Science Applications International Corp 2,445,161
40,178 * Stericycle, Inc 2,161,978
13,739 Tetra Tech, Inc 2,136,689
22,502 TransUnion 1,614,519
10,102 Waste Management, Inc 1,563,082
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 67,663,116
CONSUMER DURABLES & APPAREL - 1 .0%
25,811 Brunswick Corp 2,176,642
51,329 * Capri Holdings Ltd 3,412,865
15,150 Carter's, Inc 1,263,056

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
14,127 Columbia Sportswear Co $ 1,354,779
1,385 * Deckers Outdoor Corp 592,060
64,598 DR Horton, Inc 6,375,177
65,071 * Garmin Ltd 6,434,221
115,723 Hanesbrands, Inc 976,702
55,707 Hasbro, Inc 3,296,183
57,852 Leggett & Platt, Inc 2,115,069
106,347 Lennar Corp (Class A) 10,889,933
5,425 Lennar Corp (Class B) 468,503
79,717 * Mattel, Inc 1,631,010
23,589 * Mohawk Industries, Inc 2,832,095
164,773 Newell Brands Inc 2,629,777
354 * NVR, Inc 1,865,580
118,457 *,e Peloton Interactive, Inc 1,531,649
5,453 Polaris Inc 626,223
57,343 Pulte Homes, Inc 3,262,243
27,387 PVH Corp 2,462,091
18,356 Ralph Lauren Corp 2,273,391
50,292 * Skechers U.S.A., Inc (Class A) 2,421,560
92,428 Tapestry, Inc 4,211,944
74,996 Tempur Sealy International, Inc 3,056,087
19,221 Toll Brothers, Inc 1,143,457
1,970 * TopBuild Corp 394,118
82,942 * Under Armour, Inc (Class A) 1,027,651
83,055 * Under Armour, Inc (Class C) 905,300
153,062 VF Corp 4,735,738
22,643 Whirlpool Corp 3,523,024
TOTAL CONSUMER DURABLES & APPAREL 79,888,128
CONSUMER SERVICES - 2 .1%
81,769 ADT, Inc 718,750
100,032 ARAMARK Holdings Corp 4,454,425
32,545 Boyd Gaming Corp 2,027,879
18,574 * Bright Horizons Family Solutions 1,426,112
24,499 * Caesars Entertainment, Inc 1,275,418
403,144 * Carnival Corp 4,362,018
14,727 Darden Restaurants, Inc 2,179,154
4,231 Domino's Pizza, Inc 1,493,543
12,513 * Grand Canyon Education, Inc 1,458,515
10,675 H&R Block, Inc 416,111
31,836 Hilton Worldwide Holdings, Inc 4,619,085
21,192 * Hyatt Hotels Corp 2,312,471
86,258 * Las Vegas Sands Corp 5,089,222
16,341 Marriott Vacations Worldwide Corp 2,615,214
236,834 McDonald's Corp 63,329,412
139,131 MGM Resorts International 5,761,415
6,577 *,e Mister Car Wash, Inc 67,546
164,192 * Norwegian Cruise Line Holdings Ltd 2,497,360
64,761 * Penn National Gaming, Inc 2,295,777
11,175 * Planet Fitness, Inc 945,964
94,253 * Royal Caribbean Cruises Ltd 6,120,790
61,707 Service Corp International 4,575,574
15,775 * Six Flags Entertainment Corp 423,559
310,519 Starbucks Corp 33,890,044
8,336 Travel & Leisure Co 353,196
950 Vail Resorts, Inc 249,223
11,813 Wyndham Hotels & Resorts, Inc 915,626
38,535 * Wynn Resorts Ltd 3,993,767
105,297 Yum! Brands, Inc 13,742,311
TOTAL CONSUMER SERVICES 173,609,481

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS - 9 .5%
15,890 Affiliated Managers Group, Inc $ 2,744,839
219,960 AGNC Investment Corp 2,551,536
125,780 Ally Financial, Inc 4,086,592
238,646 American Express Co 41,746,345
16,554 Ameriprise Financial, Inc 5,795,887
198,395 Annaly Capital Management, Inc 4,656,331
45,474 Apollo Global Management, Inc 3,218,650
310,839 Bank of New York Mellon Corp 15,719,128
764,606 * Berkshire Hathaway, Inc (Class B) 238,190,061
63,487 BlackRock, Inc 48,199,965
161,041 Capital One Financial Corp 19,163,879
90,638 Carlyle Group, Inc 3,260,249
44,013 CBOE Global Markets, Inc 5,408,317
286,149 Charles Schwab Corp 22,153,656
151,727 CME Group, Inc 26,804,092
64,359 *,e Coinbase Global, Inc 3,763,714
2,582 * Credit Acceptance Corp 1,194,537
115,403 Discover Financial Services 13,470,992
151,544 Equitable Holdings, Inc 4,860,016
15,835 Evercore Inc 2,055,541
119,935 Franklin Resources, Inc 3,741,972
138,711 Goldman Sachs Group, Inc 50,741,871
40,653 Interactive Brokers Group, Inc (Class A) 3,249,801
233,508 Intercontinental Exchange Group, Inc 25,113,785
163,456 Invesco Ltd 3,025,571
86,625 iShares Russell 1000 Value Index Fund 13,812,356
60,313 Janus Henderson Group plc 1,563,313
88,130 Jefferies Financial Group, Inc 3,461,746
241,885 KKR & Co, Inc 13,499,602
37,496 Lazard Ltd (Class A) 1,502,840
3,474 Moody's Corp 1,121,234
523,896 Morgan Stanley 50,990,798
946 Morningstar, Inc 229,764
8,227 MSCI, Inc (Class A) 4,373,144
145,367 Nasdaq Inc 8,749,640
179,116 New Residential Investment Corp 1,685,482
87,052 Northern Trust Corp 8,441,432
51,469 OneMain Holdings, Inc 2,220,373
75,111 Raymond James Financial, Inc 8,470,267
243,262 * Robinhood Markets, Inc 2,532,357
138,346 S&P Global, Inc 51,871,449
42,410 SEI Investments Co 2,647,656
109,378 SLM Corp 1,921,771
313,951 *,e SoFi Technologies, Inc 2,175,680
128,442 Starwood Property Trust, Inc 2,683,153
155,182 State Street Corp 14,172,772
43,860 Stifel Financial Corp 2,956,603
190,601 Synchrony Financial 7,000,775
94,699 T Rowe Price Group, Inc 11,029,593
15,017 Tradeweb Markets, Inc 1,119,367
14,772 *,e Upstart Holdings, Inc 275,941
40,474 Virtu Financial, Inc 781,553
10,372 * Vitesse Energy, Inc 165,537
40,939 Voya Financial, Inc 2,856,314
TOTAL DIVERSIFIED FINANCIALS 779,229,839
ENERGY - 8 .2%
132,153 Antero Midstream Corp 1,440,468
40,085 * Antero Resources Corp 1,156,051
137,652 APA Corp 6,102,113
402,333 Baker Hughes Co 12,770,049

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
276,620 Cabot Oil & Gas Corp $ 6,923,799
44,765 Cheniere Energy, Inc 6,839,644
51,233 Chesapeake Energy Corp 4,442,926
819,652 Chevron Corp 142,635,841
529,682 ConocoPhillips 64,552,345
142,225 Devon Energy Corp 8,994,309
31,540 Diamondback Energy, Inc 4,608,625
38,768 DT Midstream, Inc 2,119,059
66,000 EOG Resources, Inc 8,728,500
155,608 EQT Corp 5,083,713
1,746,459 Exxon Mobil Corp 202,606,709
204,480 Halliburton Co 8,428,666
26,760 Hess Corp 4,018,282
57,258 HF Sinclair Corp 3,257,980
841,158 Kinder Morgan, Inc 15,393,191
268,751 Marathon Oil Corp 7,382,590
198,792 Marathon Petroleum Corp 25,548,748
165,261 NOV, Inc 4,038,979
60,025 Occidental Petroleum Corp 3,889,020
166,475 ONEOK, Inc 11,400,208
27,626 Ovintiv, Inc 1,360,028
15,393 PDC Energy, Inc 1,042,568
200,736 Phillips 66 20,127,799
45,271 Pioneer Natural Resources Co 10,428,175
29,292 Range Resources Corp 732,886
597,436 Schlumberger Ltd 34,041,903
416,719 * Southwestern Energy Co 2,300,289
163,400 Valero Energy Corp 22,880,902
515,419 Williams Cos, Inc 16,617,108
TOTAL ENERGY 671,893,473
FOOD & STAPLES RETAILING - 1 .5%
67,531 Albertsons Cos, Inc 1,431,657
21,645 * BJ's Wholesale Club Holdings, Inc 1,568,613
15,666 Casey's General Stores, Inc 3,695,766
37,562 * Grocery Outlet Holding Corp 1,141,509
277,300 Kroger Co 12,375,899
43,513 * Performance Food Group Co 2,668,217
88,342 * US Foods Holding Corp 3,368,481
303,492 Walgreens Boots Alliance, Inc 11,186,715
602,374 Walmart, Inc 86,663,548
TOTAL FOOD & STAPLES RETAILING 124,100,405
FOOD, BEVERAGE & TOBACCO - 4 .0%
760,492 Altria Group, Inc 34,252,560
232,236 Archer-Daniels-Midland Co 19,240,753
7,098 Brown-Forman Corp (Class A) 472,017
30,919 Brown-Forman Corp (Class B) 2,058,587
59,293 Bunge Ltd 5,875,936
81,274 Campbell Soup Co 4,220,559
413,516 Coca-Cola Co 25,356,801
195,656 ConAgra Brands, Inc 7,276,447
64,123 Constellation Brands, Inc (Class A) 14,845,757
63,013 * Darling International, Inc 4,177,132
81,385 Flowers Foods, Inc 2,253,551
8,776 * Freshpet, Inc 555,784
252,091 General Mills, Inc 19,753,851
8,521 Hershey Co 1,913,817
120,653 Hormel Foods Corp 5,466,787
26,676 Ingredion, Inc 2,742,293
43,598 J.M. Smucker Co 6,661,774

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
47,925 Kellogg Co $ 3,286,696
363,162 Keurig Dr Pepper, Inc 12,812,355
295,764 Kraft Heinz Co 11,987,315
106,179 McCormick & Co, Inc 7,976,166
73,646 Molson Coors Brewing Co (Class B) 3,872,307
579,373 Mondelez International, Inc 37,914,169
11,090 * Monster Beverage Corp 1,154,247
90,807 PepsiCo, Inc 15,529,813
656,127 Philip Morris International, Inc 68,394,678
7,625 * Pilgrim's Pride Corp 185,135
24,285 * Post Holdings, Inc 2,305,861
59 Seaboard Corp 231,309
119,902 Tyson Foods, Inc (Class A) 7,883,557
TOTAL FOOD, BEVERAGE & TOBACCO 330,658,014
HEALTH CARE EQUIPMENT & SERVICES - 6 .5%
630,366 Abbott Laboratories 69,686,961
37,760 * Acadia Healthcare Co, Inc 3,172,595
4,438 * agilon health, Inc 96,571
8,589 * Align Technology, Inc 2,316,711
13,998 * Amedisys, Inc 1,353,047
179,770 Baxter International, Inc 8,213,691
120,167 Becton Dickinson & Co 30,308,521
604,003 * Boston Scientific Corp 27,935,139
111,245 Cardinal Health, Inc 8,593,676
240,450 * Centene Corp 18,331,908
14,737 * Certara, Inc 285,898
3,833 Chemed Corp 1,936,202
106,526 Cigna Corp 33,733,588
20,599 Cooper Cos, Inc 7,187,609
554,344 CVS Health Corp 48,904,228
5,205 *,e Definitive Healthcare Corp 64,438
94,162 Dentsply Sirona, Inc 3,467,986
22,419 *,e Doximity, Inc 790,718
71,497 Elevance Health, Inc 35,747,785
42,873 Encompass Health Corp 2,677,419
21,436 * Enhabit, Inc 329,257
20,072 * Enovis Corp 1,263,532
69,923 * Envista Holdings Corp 2,726,298
145,799 * GE HealthCare Technologies, Inc 10,135,946
29,914 * Globus Medical, Inc 2,258,507
85,962 HCA Healthcare, Inc 21,926,327
56,134 * Henry Schein, Inc 4,835,944
102,569 * Hologic, Inc 8,346,040
15,565 Humana, Inc 7,964,610
7,296 * ICU Medical, Inc 1,409,806
30,729 * Integra LifeSciences Holdings Corp 1,760,772
11,838 * Intuitive Surgical, Inc 2,908,478
38,247 Laboratory Corp of America Holdings 9,642,834
4,307 * Masimo Corp 732,535
48,461 McKesson Corp 18,351,211
565,501 Medtronic plc 47,326,779
5,017 * Molina Healthcare, Inc 1,564,451
50,996 * Oak Street Health, Inc 1,481,944
46,993 Premier, Inc 1,567,686
47,476 Quest Diagnostics, Inc 7,049,236
20,060 * QuidelOrtho Corp 1,717,337
27,181 * Signify Health, Inc 773,571
42,252 STERIS plc 8,725,461
69,195 Stryker Corp 17,562,383
1,936 * Tandem Diabetes Care, Inc 78,873

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
65,619 * Teladoc, Inc $ 1,929,199
19,884 Teleflex, Inc 4,840,163
46,535 * Tenet Healthcare Corp 2,552,445
35,639 UnitedHealth Group, Inc 17,790,632
26,722 Universal Health Services, Inc (Class B) 3,960,468
88,554 Zimmer Biomet Holdings, Inc 11,276,466
TOTAL HEALTH CARE EQUIPMENT & SERVICES 529,593,882
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
56,213 Church & Dwight Co, Inc 4,545,383
8,367 Clorox Co 1,210,621
134,516 Colgate-Palmolive Co 10,025,478
154,111 * Coty, Inc 1,534,946
58,048 Kimberly-Clark Corp 7,546,820
574,184 Procter & Gamble Co 81,752,318
23,360 Reynolds Consumer Products, Inc 695,427
17,607 Spectrum Brands Holdings, Inc 1,195,163
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 108,506,156
INSURANCE - 3 .6%
261,810 Aflac, Inc 19,243,035
112,067 Allstate Corp 14,397,248
29,150 American Financial Group, Inc 4,156,499
315,705 American International Group, Inc 19,958,870
4,535 Aon plc 1,445,214
101,396 * Arch Capital Group Ltd 6,524,833
78,076 Arthur J. Gallagher & Co 15,281,035
21,080 Assurant, Inc 2,794,997
25,360 Assured Guaranty Ltd 1,587,536
31,866 Axis Capital Holdings Ltd 1,993,856
27,346 * Brighthouse Financial, Inc 1,538,759
92,734 Brown & Brown, Inc 5,430,503
175,910 Chubb Ltd 40,017,766
66,218 Cincinnati Financial Corp 7,492,567
11,247 CNA Financial Corp 489,919
34,029 Corebridge Financial, Inc 740,471
2,403 Erie Indemnity Co (Class A) 587,173
11,323 Everest Re Group Ltd 3,959,540
7,735 F&G Annuities & Life, Inc 165,993
113,754 Fidelity National Financial Inc 5,008,589
42,074 First American Financial Corp 2,603,118
36,739 Globe Life, Inc 4,439,908
15,500 Hanover Insurance Group, Inc 2,085,990
136,694 Hartford Financial Services Group, Inc 10,608,821
27,102 Kemper Corp 1,591,700
51,939 Lincoln National Corp 1,840,199
85,394 Loews Corp 5,250,023
4,253 * Markel Corp 5,992,392
22,087 Marsh & McLennan Cos, Inc 3,863,237
277,271 Metlife, Inc 20,246,328
117,788 Old Republic International Corp 3,108,425
15,198 Primerica, Inc 2,458,277
104,494 Principal Financial Group 9,670,920
31,388 Progressive Corp 4,279,754
157,596 Prudential Financial, Inc 16,538,124
28,321 Reinsurance Group of America, Inc (Class A) 4,298,278
8,478 RenaissanceRe Holdings Ltd 1,659,060
99,061 Travelers Cos, Inc 18,932,538
83,432 Unum Group 3,506,647
87,451 W.R. Berkley Corp 6,133,813
1,151 White Mountains Insurance Group Ltd 1,758,682

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
44,892 Willis Towers Watson plc $ 11,411,097
TOTAL INSURANCE 295,091,734
MATERIALS - 4 .5%
93,669 Air Products & Chemicals, Inc 30,021,851
23,996 Albemarle Corp 6,753,674
75,019 Alcoa Corp 3,918,993
631,545 Amcor plc 7,616,433
26,945 Aptargroup, Inc 3,115,920
10,402 *,† Ardagh Group S.A. 146,148
20,854 Ardagh Metal Packaging S.A. 117,199
20,353 Ashland Global Holdings, Inc 2,223,972
13,726 Avery Dennison Corp 2,600,253
73,888 * Axalta Coating Systems Ltd 2,224,029
78,655 Ball Corp 4,580,867
27,048 Berry Global Group, Inc 1,669,673
45,916 Celanese Corp (Series A) 5,656,851
26,826 Chemours Co 976,198
211,640 * Cleveland-Cliffs, Inc 4,518,514
302,586 Corteva, Inc 19,501,668
6,146 Crown Holdings, Inc 541,831
299,075 Dow, Inc 17,750,101
212,102 DuPont de Nemours, Inc 15,684,943
2,919 Eagle Materials, Inc 426,408
50,662 Eastman Chemical Co 4,466,869
12,252 Ecolab, Inc 1,896,977
95,900 Element Solutions, Inc 1,964,032
34,376 FMC Corp 4,576,477
602,936 Freeport-McMoRan, Inc (Class B) 26,903,004
286,708 * Ginkgo Bioworks Holdings, Inc 559,081
30,661 Graphic Packaging Holding Co 738,623
79,062 Huntsman Corp 2,505,475
107,771 International Flavors & Fragrances, Inc 12,119,927
153,377 International Paper Co 6,414,226
165,128 Linde plc 54,647,460
26,670 Louisiana-Pacific Corp 1,815,960
107,766 LyondellBasell Industries NV 10,419,895
24,131 Martin Marietta Materials, Inc 8,678,473
127,897 Mosaic Co 6,336,017
2,213 NewMarket Corp 762,401
336,136 Newmont Goldcorp Corp 17,791,678
108,868 Nucor Corp 18,400,869
51,937 Olin Corp 3,354,611
39,225 Packaging Corp of America 5,597,408
46,862 PPG Industries, Inc 6,107,993
24,264 Reliance Steel & Aluminum Co 5,518,847
26,261 Royal Gold, Inc 3,335,935
51,387 RPM International, Inc 4,620,205
11,626 e Scotts Miracle-Gro Co (Class A) 839,281
34,426 Silgan Holdings, Inc 1,855,217
40,037 Sonoco Products Co 2,446,661
12,789 Southern Copper Corp 961,861
92,799 SSR Mining, Inc 1,572,015
70,670 Steel Dynamics, Inc 8,525,629
98,297 United States Steel Corp 2,800,482
28,649 Vulcan Materials Co 5,252,221
14,444 Westlake Chemical Corp 1,773,001
105,627 WestRock Co 4,144,803
TOTAL MATERIALS 369,749,140

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT - 5 .7%
328,486 Activision Blizzard, Inc $ 25,152,173
330,855 * Alphabet, Inc (Class A) 32,701,708
294,204 * Alphabet, Inc (Class C) 29,382,154
53,128 * Altice USA, Inc 260,327
196,769 *,e AMC Entertainment Holdings, Inc 1,052,714
1,093 Cable One, Inc 863,339
1,816,626 Comcast Corp (Class A) 71,484,233
107,769 * DISH Network Corp (Class A) 1,550,796
109,924 Electronic Arts, Inc 14,145,020
125,488 Fox Corp (Class A) 4,259,063
63,346 Fox Corp (Class B) 2,008,068
32,870 * IAC 1,857,155
165,620 Interpublic Group of Cos, Inc 6,038,505
4,879 Liberty Broadband Corp (Class A) 437,256
28,059 * Liberty Broadband Corp (Class C) 2,519,137
8,554 * Liberty Media Group (Class A) 544,719
75,466 * Liberty Media Group (Class C) 5,342,993
23,729 Liberty SiriusXM Group (Class A) 963,872
48,921 * Liberty SiriusXM Group (Class C) 1,971,516
33,559 * Live Nation, Inc 2,701,164
3,411 Madison Square Garden Co 620,256
7,859 * Match Group, Inc 425,329
749,678 * Meta Platforms, Inc 111,679,532
101,656 * Netflix, Inc 35,971,992
69,681 New York Times Co (Class A) 2,427,686
166,229 News Corp (Class A) 3,367,800
53,175 News Corp (Class B) 1,086,897
13,903 Nexstar Media Group Inc 2,846,917
86,167 Omnicom Group, Inc 7,409,500
901 Paramount Global (Class A) 24,012
241,189 Paramount Global (Class B) 5,585,937
189,385 * Pinterest, Inc 4,978,932
34,648 * Roku, Inc 1,992,260
275,504 e Sirius XM Holdings, Inc 1,595,168
11,929 * Take-Two Interactive Software, Inc 1,350,721
41,086 * TripAdvisor, Inc 957,304
719,903 * Walt Disney Co 78,102,277
274,803 * Warner Bros Discovery, Inc 4,072,580
TOTAL MEDIA & ENTERTAINMENT 469,731,012
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .9%
4,141 * 10X Genomics, Inc 193,923
12,499 Agilent Technologies, Inc 1,900,848
35,961 Amgen, Inc 9,076,556
18,957 * Avantor, Inc 453,072
60,780 * Biogen, Inc 17,680,902
77,063 * BioMarin Pharmaceutical, Inc 8,889,217
9,224 * Bio-Rad Laboratories, Inc (Class A) 4,311,851
901,667 Bristol-Myers Squibb Co 65,506,107
32,422 * Brooks Automation, Inc 1,812,390
50,896 * Catalent, Inc 2,725,481
1,350 * Charles River Laboratories International, Inc 328,387
256,384 Danaher Corp 67,782,802
196,078 * Elanco Animal Health, Inc 2,692,151
66,291 Eli Lilly & Co 22,814,048
62,683 * Exact Sciences Corp 4,232,356
19,168 * Exelixis, Inc 337,740
531,046 Gilead Sciences, Inc 44,576,001
6,883 * Horizon Therapeutics Plc 755,203
66,455 * Illumina, Inc 14,234,661
8,979 * Incyte Corp 764,472

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
4,767 * Ionis Pharmaceuticals, Inc $ 190,060
25,801 * Jazz Pharmaceuticals plc 4,041,985
1,115,543 Johnson & Johnson 182,302,037
622,406 Merck & Co, Inc 66,852,628
18,838 * Mirati Therapeutics, Inc 1,006,138
132,533 * Moderna, Inc 23,333,760
2,288 * Natera, Inc 98,224
109,070 Organon & Co 3,286,279
52,829 PerkinElmer, Inc 7,265,572
58,349 Perrigo Co plc 2,183,420
2,395,335 Pfizer, Inc 105,777,994
93,098 * QIAGEN NV 4,561,802
37,427 * Regeneron Pharmaceuticals, Inc 28,387,257
6,973 * Repligen Corp 1,292,097
155,089 Royalty Pharma plc 6,077,938
38,100 * Syneos Health, Inc 1,368,552
145,572 Thermo Fisher Scientific, Inc 83,024,079
7,093 * Ultragenyx Pharmaceutical, Inc 321,526
18,704 * United Therapeutics Corp 4,922,332
5,809 * Vertex Pharmaceuticals, Inc 1,876,888
509,358 Viatris, Inc 6,193,793
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 805,432,529
REAL ESTATE - 4 .7%
68,600 Alexandria Real Estate Equities, Inc 11,026,764
127,451 American Homes 4 Rent 4,370,295
45,653 American Tower Corp 10,198,424
114,295 Americold Realty Trust 3,590,006
61,975 Apartment Income REIT Corp 2,371,164
59,209 AvalonBay Communities, Inc 10,506,045
65,784 Boston Properties, Inc 4,903,539
122,023 Brixmor Property Group, Inc 2,871,201
40,460 Camden Property Trust 4,985,077
68,820 * CBRE Group, Inc 5,884,798
57,976 Cousins Properties, Inc 1,589,702
97,860 CubeSmart 4,481,010
120,158 Digital Realty Trust, Inc 13,772,510
72,900 Douglas Emmett, Inc 1,221,075
17,037 EastGroup Properties, Inc 2,866,475
29,709 EPR Properties 1,262,038
9,470 Equinix, Inc 6,990,091
30,108 Equity Lifestyle Properties, Inc 2,161,152
155,898 Equity Residential 9,922,908
27,572 Essex Property Trust, Inc 6,233,202
49,424 Extra Space Storage, Inc 7,800,590
33,477 Federal Realty Investment Trust 3,733,690
54,217 First Industrial Realty Trust, Inc 2,892,477
103,578 Gaming and Leisure Properties, Inc 5,547,638
166,541 Healthcare Realty Trust, Inc 3,585,628
232,617 Healthpeak Properties Inc 6,392,315
47,360 Highwoods Properties, Inc 1,438,323
297,916 Host Hotels and Resorts, Inc 5,615,717
15,259 * Howard Hughes Corp 1,304,492
50,628 Hudson Pacific Properties 576,653
258,629 Invitation Homes, Inc 8,405,443
29,247 Iron Mountain, Inc 1,596,301
45,245 JBG SMITH Properties 911,234
20,044 * Jones Lang LaSalle, Inc 3,705,534
50,345 Kilroy Realty Corp 2,066,159
255,899 Kimco Realty Corp 5,747,492
2,010 Lamar Advertising Co 214,145

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
36,995 Life Storage, Inc $ 3,996,940
256,612 Medical Properties Trust, Inc 3,323,125
49,545 Mid-America Apartment Communities, Inc 8,260,142
72,441 National Retail Properties, Inc 3,430,081
37,157 National Storage Affiliates Trust 1,516,006
101,834 Omega Healthcare Investors, Inc 2,997,993
218,191 * Opendoor Technologies, Inc 477,838
84,123 Park Hotels & Resorts, Inc 1,237,449
389,461 Prologis, Inc 50,349,518
13,611 Public Storage, Inc 4,142,372
59,671 Rayonier, Inc 2,171,428
266,475 Realty Income Corp 18,074,999
71,567 Regency Centers Corp 4,768,509
75,186 Rexford Industrial Realty, Inc 4,772,056
34,843 SBA Communications Corp 10,366,838
71,492 Simon Property Group, Inc 9,183,862
23,067 SL Green Realty Corp 949,207
58,580 Spirit Realty Capital, Inc 2,570,490
112,701 STORE Capital Corp 3,630,099
52,530 Sun Communities, Inc 8,239,856
138,914 UDR, Inc 5,916,347
169,021 Ventas, Inc 8,756,978
407,011 VICI Properties, Inc 13,911,636
69,898 Vornado Realty Trust 1,704,812
200,857 Welltower, Inc 15,072,309
65,365 *,e WeWork, Inc 103,930
315,128 Weyerhaeuser Co 10,849,857
87,530 WP Carey, Inc 7,486,441
23,928 * Zillow Group, Inc (Class A) 1,027,947
60,130 * Zillow Group, Inc (Class C) 2,658,347
TOTAL REAL ESTATE 384,688,719
RETAILING - 2 .2%
24,624 Advance Auto Parts, Inc 3,749,743
12,699 * Autonation, Inc 1,609,217
699 * AutoZone, Inc 1,704,756
97,745 Bath & Body Works, Inc 4,497,247
58,429 Best Buy Co, Inc 5,183,821
1,655 * Burlington Stores, Inc 380,369
58,488 * CarMax, Inc 4,120,480
23,051 Dick's Sporting Goods, Inc 3,014,149
61,657 * Dollar Tree, Inc 9,259,648
12,582 * DoorDash, Inc 728,749
202,404 eBay, Inc 10,018,998
108,630 *,e GameStop Corp (Class A) 2,375,738
81,332 Gap, Inc 1,103,675
54,032 Genuine Parts Co 9,067,650
183,682 Home Depot, Inc 59,544,194
43,400 Kohl's Corp 1,404,858
5,340 * Leslie's, Inc 82,717
11,491 Lithia Motors, Inc (Class A) 3,024,431
105,842 LKQ Corp 6,240,444
37,142 Lowe's Companies, Inc 7,734,821
110,693 Macy's, Inc 2,615,676
4,841 e Nordstrom, Inc 94,593
24,912 * Ollie's Bargain Outlet Holdings, Inc 1,364,181
15,720 * O'Reilly Automotive, Inc 12,455,742
9,752 Penske Auto Group, Inc 1,246,501
35,226 * Petco Health & Wellness Co, Inc 411,792
4,767 * RH 1,487,256
84,194 Ross Stores, Inc 9,950,889

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
88,023 Target Corp $ 15,152,279
7,285 * Victoria's Secret & Co 307,063
11,635 * Wayfair, Inc 703,918
6,383 Williams-Sonoma, Inc 861,322
TOTAL RETAILING 181,496,917
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .3%
144,278 * Advanced Micro Devices, Inc 10,842,492
172,766 Analog Devices, Inc 29,624,186
22,109 * Cirrus Logic, Inc 1,998,432
45,053 * First Solar, Inc 8,001,413
18,329 *,e GLOBALFOUNDRIES, Inc 1,086,543
1,731,024 Intel Corp 48,918,738
358,887 Marvell Technology, Inc 15,485,974
32,164 Microchip Technology, Inc 2,496,570
373,479 Micron Technology, Inc 22,520,784
24,297 MKS Instruments, Inc 2,486,069
69,042 * ON Semiconductor Corp 5,071,135
44,097 * Qorvo, Inc 4,791,580
68,092 Skyworks Solutions, Inc 7,467,650
6,516 Teradyne, Inc 662,677
121,474 Texas Instruments, Inc 21,526,408
52,630 * Wolfspeed, Inc 4,053,036
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 187,033,687
SOFTWARE & SERVICES - 4 .0%
92,342 *,e Affirm Holdings, Inc 1,495,017
65,809 * Akamai Technologies, Inc 5,853,711
49,611 Amdocs Ltd 4,560,739
17,407 * Ansys, Inc 4,636,529
14,184 Automatic Data Processing, Inc 3,202,889
41,258 * Bill.Com Holdings, Inc 4,770,250
58,883 * Black Knight, Inc 3,567,721
227,658 * Block, Inc 18,604,212
4,575 Broadridge Financial Solutions, Inc 687,897
45,306 * CCC Intelligent Solutions Holdings, Inc 419,081
48,539 * Ceridian HCM Holding, Inc 3,508,399
216,292 Cognizant Technology Solutions Corp (Class A) 14,437,491
18,462 Concentrix Corp 2,618,096
14,623 * Coupa Software, Inc 1,168,670
25,570 Dolby Laboratories, Inc (Class A) 2,034,349
3,604 * DoubleVerify Holdings, Inc 97,993
8,345 * Dropbox, Inc 193,854
95,185 * DXC Technology Co 2,734,665
3,838 * Euronet Worldwide, Inc 432,466
251,802 Fidelity National Information Services, Inc 18,895,222
226,484 * Fiserv, Inc 24,161,313
152,672 Gen Digital, Inc 3,512,983
33,989 Genpact Ltd 1,607,000
113,908 Global Payments, Inc 12,839,710
56,017 * GoDaddy, Inc 4,600,676
36,069 * Guidewire Software, Inc 2,641,694
15,363 * Informatica, Inc 273,461
126,442 International Business Machines Corp 17,035,531
4,374 * Jamf Holding Corp 86,911
74,501 * Kyndryl Holdings, Inc 997,568
10,532 * Manhattan Associates, Inc 1,372,952
19,775 * nCino OpCo, Inc 565,565
52,755 * NCR Corp 1,446,542
44,154 * Nutanix, Inc 1,230,572
56,416 * Okta, Inc 4,152,782

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
203,317 Oracle Corp $ 17,985,422
20,671 * Paycor HCM, Inc 519,049
335,151 * PayPal Holdings, Inc 27,311,455
7,111 * Procore Technologies, Inc 397,861
44,681 Roper Technologies, Inc 19,067,617
319,986 * Salesforce, Inc 53,748,048
22,292 * SentinelOne, Inc 336,386
8,591 * Snowflake, Inc 1,343,976
95,147 SS&C Technologies Holdings, Inc 5,742,122
20,897 * Teradata Corp 728,887
46,716 * Twilio, Inc 2,795,485
2,320 * Tyler Technologies, Inc 748,826
148,329 * UiPath, Inc 2,278,333
29,818 * Unity Software, Inc 1,059,135
35,488 * VeriSign, Inc 7,738,158
44,828 * VMware, Inc (Class A) 5,490,085
111,859 Western Union Co 1,585,042
5,122 * WEX, Inc 947,416
5,218 * Wix.com Ltd 453,862
54,850 * Zoom Video Communications, Inc 4,113,750
TOTAL SOFTWARE & SERVICES 324,835,426
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
60,935 Amphenol Corp (Class A) 4,860,785
23,703 * Arrow Electronics, Inc 2,784,865
37,669 Avnet, Inc 1,728,254
63,069 * Ciena Corp 3,280,849
1,741,456 Cisco Systems, Inc 84,756,664
5,248 Cognex Corp 287,276
47,183 * Coherent Corp 2,047,742
299,467 Corning, Inc 10,364,553
92,954 Dell Technologies, Inc 3,775,791
24,935 * F5 Networks, Inc 3,681,902
549,736 Hewlett Packard Enterprise Co 8,867,242
235,791 HP, Inc 6,870,950
14,531 * IPG Photonics Corp 1,628,925
9,163 Jabil Inc 720,487
135,750 Juniper Networks, Inc 4,384,725
5,054 * Keysight Technologies, Inc 906,435
10,318 Littelfuse, Inc 2,648,527
29,651 * Lumentum Holdings, Inc 1,784,397
69,655 Motorola Solutions, Inc 17,902,032
46,045 National Instruments Corp 2,486,430
18,503 SYNNEX Corp 1,890,081
19,606 * Teledyne Technologies, Inc 8,318,042
105,929 * Trimble Inc 6,150,238
1,008 e Ubiquiti, Inc 294,497
30,185 * Viasat, Inc 1,039,873
25,216 Vontier Corp 580,724
132,276 * Western Digital Corp 5,813,530
12,911 * Zebra Technologies Corp (Class A) 4,082,200
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 193,938,016
TELECOMMUNICATION SERVICES - 2 .2%
3,030,082 AT&T, Inc 61,722,771
107,225 * Frontier Communications Parent, Inc 3,174,932
439,592 Lumen Technologies, Inc 2,307,858
252,232 * T-Mobile US, Inc 37,660,760
1,786,109 Verizon Communications, Inc 74,248,551
TOTAL TELECOMMUNICATION SERVICES 179,114,872

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION - 1 .6%
52,562 * Alaska Air Group, Inc $ 2,698,533
35,127 AMERCO 2,170,497
3,903 e Amerco, Inc 261,618
265,193 * American Airlines Group, Inc 4,280,215
10,839 * Avis Budget Group, Inc 2,168,234
35,342 CH Robinson Worldwide, Inc 3,540,208
12,432 * Copa Holdings S.A. (Class A) 1,144,739
667,563 CSX Corp 20,641,048
46,635 Expeditors International of Washington, Inc 5,043,575
101,591 FedEx Corp 19,694,431
41,203 * GXO Logistics, Inc 2,156,153
80,055 * Hertz Global Holdings, Inc 1,442,591
4,049 JB Hunt Transport Services, Inc 765,464
134,269 * JetBlue Airways Corp 1,074,152
26,200 * Kirby Corp 1,854,436
66,135 Knight-Swift Transportation Holdings, Inc 3,908,579
1,857 Landstar System, Inc 320,945
26,841 * Lyft, Inc (Class A) 436,166
98,152 Norfolk Southern Corp 24,126,743
41,407 * RXO, Inc 758,576
20,032 Ryder System, Inc 1,891,221
15,770 Schneider National, Inc 417,905
250,856 Southwest Airlines Co 8,973,119
105,351 * Uber Technologies, Inc 3,258,507
136,002 * United Airlines Holdings Inc 6,658,658
33,432 United Parcel Service, Inc (Class B) 6,192,609
41,407 * XPO Logistics, Inc 1,650,483
TOTAL TRANSPORTATION 127,529,405
UTILITIES - 5 .4%
231,525 AES Corp 6,346,100
106,785 Alliant Energy Corp 5,769,594
110,770 Ameren Corp 9,622,590
217,892 American Electric Power Co, Inc 20,473,132
76,971 American Water Works Co, Inc 12,045,192
57,206 Atmos Energy Corp 6,723,993
31,350 e Avangrid, Inc 1,322,029
55,901 Brookfield Renewable Corp 1,762,000
262,834 Centerpoint Energy, Inc 7,916,560
123,249 CMS Energy Corp 7,788,104
148,943 Consolidated Edison, Inc 14,195,757
138,042 Constellation Energy Corp 11,783,265
352,258 Dominion Energy, Inc 22,417,699
80,681 DTE Energy Co 9,388,848
326,134 Duke Energy Corp 33,412,428
159,303 Edison International 10,975,977
86,105 Entergy Corp 9,323,449
97,401 Essential Utilities Inc 4,551,549
94,489 Evergy, Inc 5,919,736
146,157 Eversource Energy 12,033,106
420,472 Exelon Corp 17,739,714
230,179 FirstEnergy Corp 9,425,830
42,928 Hawaiian Electric Industries, Inc 1,814,567
23,007 Idacorp, Inc 2,434,371
31,488 National Fuel Gas Co 1,828,193
841,092 NextEra Energy, Inc 62,770,696
177,763 NiSource, Inc 4,932,923
90,474 NRG Energy, Inc 3,096,020
83,737 OGE Energy Corp 3,292,539
699,037 *,b PG&E Corp 11,114,688
48,823 Pinnacle West Capital Corp 3,639,755

Portfolio of investments
(unaudited)
Large-Cap Value Index Fund January 31, 2023

concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
311,081 PPL Corp $ 9,207,998
210,950 Public Service Enterprise Group, Inc 13,064,133
133,191 Sempra Energy 21,354,513
462,064 Southern Co 31,272,492
91,146 UGI Corp 3,630,345
68,628 Vistra Energy Corp 1,582,562
134,752 WEC Energy Group, Inc 12,665,340
231,174 Xcel Energy, Inc 15,897,836
TOTAL UTILITIES 444,535,623
TOTAL COMMON STOCKS 8,176,905,739
(Cost $5,769,784,393)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .1%
$ 2,495,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 2,495,000
TOTAL REPURCHASE AGREEMENT 2,495,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
17,505,172 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 17,505,172
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 17,505,172
TOTAL SHORT-TERM INVESTMENTS 20,000,172
(Cost $20,000,172)
TOTAL INVESTMENTS - 100.2% 8,196,905,911
(Cost $5,789,784,565)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (14,545,949)
NET ASSETS - 100.0% $ 8,182,359,962
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,102,140.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $2,495,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 5/15/47, valued at $2,544,914.

S&P 500 Index Fund January 31, 2023
Portfolio of investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1 .8%
57,268 * Aptiv plc $ 6,476,438
47,573 BorgWarner, Inc 2,249,252
828,979 Ford Motor Co 11,199,506
296,757 General Motors Co 11,668,485
560,181 * Tesla, Inc 97,034,553
TOTAL AUTOMOBILES & COMPONENTS 128,628,234
BANKS - 3 .9%
1,459,156 Bank of America Corp 51,770,855
407,087 Citigroup, Inc 21,258,083
105,254 Citizens Financial Group, Inc 4,559,603
27,942 Comerica, Inc 2,048,428
137,727 Fifth Third Bancorp 4,998,113
37,791 First Republic Bank 5,323,996
297,008 Huntington Bancshares, Inc 4,505,611
611,774 JPMorgan Chase & Co 85,623,889
193,826 Keycorp 3,719,521
36,834 M&T Bank Corp 5,746,104
83,711 PNC Financial Services Group, Inc 13,848,311
190,800 Regions Financial Corp 4,491,432
13,458 Signature Bank 1,735,409
12,526 * SVB Financial Group 3,788,363
275,685 Truist Financial Corp 13,616,082
279,809 US Bancorp 13,934,488
791,996 Wells Fargo & Co 37,120,853
32,129 Zions Bancorporation 1,707,978
TOTAL BANKS 279,797,119
CAPITAL GOODS - 5 .8%
115,215 3M Co 13,258,942
25,590 A.O. Smith Corp 1,732,443
18,152 Allegion plc 2,133,768
48,029 Ametek, Inc 6,960,363
116,860 * Boeing Co 24,891,180
176,030 Carrier Global Corp 8,014,646
108,583 Caterpillar, Inc 27,394,405
29,604 Cummins, Inc 7,387,382
57,387 Deere & Co 24,265,519
28,458 Dover Corp 4,320,778
83,048 Eaton Corp 13,471,216
122,326 Emerson Electric Co 11,036,252
121,051 Fastenal Co 6,119,128
75,820 Fortive Corp 5,158,035
13,740 * Generac Holdings, Inc 1,657,044
47,260 General Dynamics Corp 11,014,416
228,106 General Electric Co 18,357,971
139,608 Honeywell International, Inc 29,105,476
75,403 Howmet Aerospace, Inc 3,068,148
8,167 Huntington Ingalls 1,801,150
16,103 IDEX Corp 3,859,567
58,509 Illinois Tool Works, Inc 13,810,464
82,315 Ingersoll Rand, Inc 4,609,640
144,178 Johnson Controls International plc 10,030,463
40,423 L3Harris Technologies, Inc 8,683,669
49,158 Lockheed Martin Corp 22,772,935
50,263 Masco Corp 2,673,992
10,954 Nordson Corp 2,665,108
30,221 Northrop Grumman Corp 13,540,217
86,562 Otis Worldwide Corp 7,117,993

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
73,252 PACCAR, Inc $ 8,007,176
26,085 Parker-Hannifin Corp 8,503,710
38,310 Pentair plc 2,121,608
29,722 Quanta Services, Inc 4,523,391
307,982 Raytheon Technologies Corp 30,752,003
24,021 Rockwell Automation, Inc 6,774,643
10,934 Snap-On, Inc 2,719,614
30,494 Stanley Black & Decker, Inc 2,723,419
43,484 Textron, Inc 3,167,809
47,503 Trane Technologies plc 8,508,737
10,594 TransDigm Group, Inc 7,603,844
14,001 * United Rentals, Inc 6,173,741
9,351 W.W. Grainger, Inc 5,512,227
36,977 Westinghouse Air Brake Technologies Corp 3,838,582
37,093 Xylem, Inc 3,858,043
TOTAL CAPITAL GOODS 415,700,857
COMMERCIAL & PROFESSIONAL SERVICES - 0 .8%
17,701 Cintas Corp 7,854,642
91,625 * Copart, Inc 6,103,141
81,838 * CoStar Group, Inc 6,375,180
25,753 Equifax, Inc 5,722,317
26,819 Jacobs Solutions, Inc 3,313,487
28,147 Leidos Holdings, Inc 2,782,050
43,581 Republic Services, Inc 5,439,780
22,494 Robert Half International, Inc 1,888,596
44,214 Rollins, Inc 1,609,390
33,349 Verisk Analytics, Inc 6,062,515
78,622 Waste Management, Inc 12,165,182
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 59,316,280
CONSUMER DURABLES & APPAREL - 0 .9%
66,221 DR Horton, Inc 6,535,351
32,958 * Garmin Ltd 3,258,887
26,063 Hasbro, Inc 1,542,148
52,395 Lennar Corp (Class A) 5,365,248
11,347 * Mohawk Industries, Inc 1,362,321
81,626 Newell Brands Inc 1,302,751
262,607 Nike, Inc (Class B) 33,437,749
642 * NVR, Inc 3,383,340
45,829 Pulte Homes, Inc 2,607,212
8,840 Ralph Lauren Corp 1,094,834
51,575 Tapestry, Inc 2,350,273
72,161 VF Corp 2,232,661
11,311 Whirlpool Corp 1,759,878
TOTAL CONSUMER DURABLES & APPAREL 66,232,653
CONSUMER SERVICES - 2 .1%
8,096 * Booking Holdings, Inc 19,706,474
42,580 * Caesars Entertainment, Inc 2,216,715
199,019 *,e Carnival Corp 2,153,385
5,743 * Chipotle Mexican Grill, Inc (Class A) 9,455,160
26,503 Darden Restaurants, Inc 3,921,649
7,397 Domino's Pizza, Inc 2,611,141
31,628 * Expedia Group, Inc 3,615,080
56,135 Hilton Worldwide Holdings, Inc 8,144,627
67,535 * Las Vegas Sands Corp 3,984,565
57,081 Marriott International, Inc (Class A) 9,942,368
153,492 McDonald's Corp 41,043,761
67,636 MGM Resorts International 2,800,807
95,480 * Norwegian Cruise Line Holdings Ltd 1,452,251

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
44,840 * Royal Caribbean Cruises Ltd $ 2,911,910
238,979 Starbucks Corp 26,082,168
20,888 * Wynn Resorts Ltd 2,164,832
58,470 Yum! Brands, Inc 7,630,920
TOTAL CONSUMER SERVICES 149,837,813
DIVERSIFIED FINANCIALS - 5 .4%
125,043 American Express Co 21,873,772
22,006 Ameriprise Financial, Inc 7,704,741
148,501 Bank of New York Mellon Corp 7,509,696
376,428 * Berkshire Hathaway, Inc (Class B) 117,264,850
31,491 BlackRock, Inc 23,908,282
79,127 Capital One Financial Corp 9,416,113
22,920 CBOE Global Markets, Inc 2,816,410
318,635 Charles Schwab Corp 24,668,722
74,498 CME Group, Inc 13,160,817
58,000 Discover Financial Services 6,770,340
8,106 Factset Research Systems, Inc 3,428,352
55,874 Franklin Resources, Inc 1,743,269
71,184 Goldman Sachs Group, Inc 26,039,819
116,520 Intercontinental Exchange Group, Inc 12,531,726
95,413 Invesco Ltd 1,766,095
7,590 MarketAxess Holdings, Inc 2,761,621
33,334 Moody's Corp 10,758,548
275,001 Morgan Stanley 26,765,847
16,731 MSCI, Inc (Class A) 8,893,530
71,448 Nasdaq Inc 4,300,455
43,909 Northern Trust Corp 4,257,856
40,980 Raymond James Financial, Inc 4,621,315
69,537 S&P Global, Inc 26,072,203
76,962 State Street Corp 7,028,939
93,177 Synchrony Financial 3,422,391
46,051 T Rowe Price Group, Inc 5,363,560
TOTAL DIVERSIFIED FINANCIALS 384,849,269
ENERGY - 5 .0%
64,693 APA Corp 2,867,841
209,503 Baker Hughes Co 6,649,625
161,379 Cabot Oil & Gas Corp 4,039,316
371,239 Chevron Corp 64,603,011
260,013 ConocoPhillips 31,687,784
135,518 Devon Energy Corp 8,570,158
36,794 Diamondback Energy, Inc 5,376,339
122,160 EOG Resources, Inc 16,155,660
76,297 EQT Corp 2,492,623
859,220 d Exxon Mobil Corp 99,678,112
192,855 Halliburton Co 7,949,483
58,038 Hess Corp 8,714,986
413,859 Kinder Morgan, Inc 7,573,620
132,719 Marathon Oil Corp 3,645,791
97,744 Marathon Petroleum Corp 12,562,059
151,764 Occidental Petroleum Corp 9,832,790
95,035 ONEOK, Inc 6,507,997
98,638 Phillips 66 9,890,432
50,206 Pioneer Natural Resources Co 11,564,952
294,369 Schlumberger Ltd 16,773,146
46,919 Targa Resources Investments, Inc 3,519,863
80,505 Valero Energy Corp 11,273,115
249,148 Williams Cos, Inc 8,032,532
TOTAL ENERGY 359,961,235

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING - 1 .5%
92,418 Costco Wholesale Corp $ 47,238,537
137,437 Kroger Co 6,133,813
106,324 SYSCO Corp 8,235,857
146,983 Walgreens Boots Alliance, Inc 5,417,794
294,428 Walmart, Inc 42,359,356
TOTAL FOOD & STAPLES RETAILING 109,385,357
FOOD, BEVERAGE & TOBACCO - 3 .5%
375,960 Altria Group, Inc 16,933,238
114,101 Archer-Daniels-Midland Co 9,453,268
39,931 Brown-Forman Corp (Class B) 2,658,606
41,816 Campbell Soup Co 2,171,505
812,262 Coca-Cola Co 49,807,906
101,830 ConAgra Brands, Inc 3,787,058
33,211 Constellation Brands, Inc (Class A) 7,689,011
124,120 General Mills, Inc 9,726,043
31,206 Hershey Co 7,008,868
58,487 Hormel Foods Corp 2,650,046
21,479 J.M. Smucker Co 3,281,991
54,465 Kellogg Co 3,735,210
175,803 Keurig Dr Pepper, Inc 6,202,330
164,869 Kraft Heinz Co 6,682,140
30,548 Lamb Weston Holdings, Inc 3,051,440
52,927 McCormick & Co, Inc 3,975,876
38,945 Molson Coors Brewing Co (Class B) 2,047,728
284,818 Mondelez International, Inc 18,638,490
80,694 * Monster Beverage Corp 8,398,631
287,942 PepsiCo, Inc 49,243,841
323,005 Philip Morris International, Inc 33,670,041
58,365 Tyson Foods, Inc (Class A) 3,837,499
TOTAL FOOD, BEVERAGE & TOBACCO 254,650,766
HEALTH CARE EQUIPMENT & SERVICES - 6 .1%
363,502 Abbott Laboratories 40,185,146
14,853 * Align Technology, Inc 4,006,300
32,413 AmerisourceBergen Corp 5,476,501
104,754 Baxter International, Inc 4,786,210
59,431 Becton Dickinson & Co 14,989,687
298,585 * Boston Scientific Corp 13,809,556
55,100 Cardinal Health, Inc 4,256,475
119,307 * Centene Corp 9,095,966
64,016 Cigna Corp 20,271,947
10,666 Cooper Cos, Inc 3,721,687
275,032 CVS Health Corp 24,263,323
11,175 * DaVita, Inc 920,708
44,965 Dentsply Sirona, Inc 1,656,061
80,864 * Dexcom, Inc 8,659,726
130,586 * Edwards Lifesciences Corp 10,015,946
49,876 Elevance Health, Inc 24,937,501
76,035 * GE HealthCare Technologies, Inc 5,285,953
44,914 HCA Healthcare, Inc 11,456,214
27,628 * Henry Schein, Inc 2,380,152
50,917 * Hologic, Inc 4,143,116
26,541 Humana, Inc 13,581,030
17,642 * IDEXX Laboratories, Inc 8,476,981
73,809 * Intuitive Surgical, Inc 18,134,133
18,777 Laboratory Corp of America Holdings 4,734,057
29,602 McKesson Corp 11,209,685
277,204 Medtronic plc 23,199,203
11,818 * Molina Healthcare, Inc 3,685,207
23,234 Quest Diagnostics, Inc 3,449,784

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
30,839 Resmed, Inc $ 7,042,703
20,742 STERIS plc 4,283,431
69,978 Stryker Corp 17,761,116
10,022 Teleflex, Inc 2,439,555
194,990 UnitedHealth Group, Inc 97,337,058
12,960 Universal Health Services, Inc (Class B) 1,920,802
43,891 Zimmer Biomet Holdings, Inc 5,589,080
TOTAL HEALTH CARE EQUIPMENT & SERVICES 437,162,000
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
49,708 Church & Dwight Co, Inc 4,019,389
24,885 Clorox Co 3,600,610
173,622 Colgate-Palmolive Co 12,940,048
48,647 Estee Lauder Cos (Class A) 13,479,111
70,783 Kimberly-Clark Corp 9,202,498
494,453 Procter & Gamble Co 70,400,218
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 113,641,874
INSURANCE - 2 .4%
120,025 Aflac, Inc 8,821,837
56,488 Allstate Corp 7,257,013
155,109 American International Group, Inc 9,805,991
43,216 Aon plc 13,772,075
77,039 * Arch Capital Group Ltd 4,957,460
44,072 Arthur J. Gallagher & Co 8,625,772
10,477 Assurant, Inc 1,389,145
47,780 Brown & Brown, Inc 2,797,997
87,029 Chubb Ltd 19,798,227
33,370 Cincinnati Financial Corp 3,775,815
7,719 Everest Re Group Ltd 2,699,257
18,197 Globe Life, Inc 2,199,107
67,007 Hartford Financial Services Group, Inc 5,200,413
33,892 Lincoln National Corp 1,200,794
40,997 Loews Corp 2,520,496
103,605 Marsh & McLennan Cos, Inc 18,121,551
136,909 Metlife, Inc 9,997,095
47,542 Principal Financial Group 4,400,012
123,273 Progressive Corp 16,808,274
76,727 Prudential Financial, Inc 8,051,731
48,921 Travelers Cos, Inc 9,349,782
43,333 W.R. Berkley Corp 3,039,377
22,497 Willis Towers Watson plc 5,718,512
TOTAL INSURANCE 170,307,733
MATERIALS - 2 .8%
46,208 Air Products & Chemicals, Inc 14,810,126
24,503 Albemarle Corp 6,896,369
307,489 Amcor plc 3,708,317
17,087 Avery Dennison Corp 3,236,961
66,037 Ball Corp 3,845,995
21,757 Celanese Corp (Series A) 2,680,462
41,018 CF Industries Holdings, Inc 3,474,225
147,596 Corteva, Inc 9,512,562
151,102 Dow, Inc 8,967,904
104,925 DuPont de Nemours, Inc 7,759,204
26,022 Eastman Chemical Co 2,294,360
52,286 Ecolab, Inc 8,095,441
26,013 FMC Corp 3,463,111
300,031 Freeport-McMoRan, Inc (Class B) 13,387,383
54,204 International Flavors & Fragrances, Inc 6,095,782
76,930 International Paper Co 3,217,213

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
103,261 Linde plc $ 34,173,195
53,953 LyondellBasell Industries NV 5,216,716
12,685 Martin Marietta Materials, Inc 4,562,033
70,601 Mosaic Co 3,497,573
165,320 Newmont Goldcorp Corp 8,750,388
52,426 Nucor Corp 8,861,042
18,493 Packaging Corp of America 2,638,951
47,887 PPG Industries, Inc 6,241,592
31,418 Sealed Air Corp 1,720,450
48,698 Sherwin-Williams Co 11,521,460
34,795 Steel Dynamics, Inc 4,197,669
28,032 Vulcan Materials Co 5,139,107
53,922 WestRock Co 2,115,899
TOTAL MATERIALS 200,081,490
MEDIA & ENTERTAINMENT - 6 .5%
147,233 Activision Blizzard, Inc 11,273,631
1,246,689 * Alphabet, Inc (Class A) 123,222,741
1,105,160 * Alphabet, Inc (Class C) 110,372,329
22,421 * Charter Communications, Inc 8,616,615
901,146 Comcast Corp (Class A) 35,460,095
48,471 * DISH Network Corp (Class A) 697,498
54,527 Electronic Arts, Inc 7,016,534
62,585 Fox Corp (Class A) 2,124,135
31,642 Fox Corp (Class B) 1,003,051
81,983 Interpublic Group of Cos, Inc 2,989,100
28,867 * Live Nation, Inc 2,323,505
58,828 * Match Group, Inc 3,183,771
469,356 * Meta Platforms, Inc 69,919,963
92,756 * Netflix, Inc 32,822,638
78,343 News Corp (Class A) 1,587,229
23,960 News Corp (Class B) 489,742
43,756 Omnicom Group, Inc 3,762,579
103,354 Paramount Global (Class B) 2,393,679
33,285 * Take-Two Interactive Software, Inc 3,768,861
380,410 * Walt Disney Co 41,270,681
458,045 * Warner Bros Discovery, Inc 6,788,227
TOTAL MEDIA & ENTERTAINMENT 471,086,604
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .4%
368,873 AbbVie, Inc 54,500,986
62,397 Agilent Technologies, Inc 9,489,336
111,612 Amgen, Inc 28,170,869
30,470 * Biogen, Inc 8,863,723
4,656 * Bio-Rad Laboratories, Inc (Class A) 2,176,494
31,616 Bio-Techne Corp 2,518,530
445,394 Bristol-Myers Squibb Co 32,357,874
36,312 * Catalent, Inc 1,944,508
10,113 * Charles River Laboratories International, Inc 2,459,987
136,629 Danaher Corp 36,121,975
164,521 Eli Lilly & Co 56,619,902
263,179 Gilead Sciences, Inc 22,091,245
33,025 * Illumina, Inc 7,073,955
39,212 * Incyte Corp 3,338,510
39,083 * IQVIA Holdings, Inc 8,966,031
545,783 Johnson & Johnson 89,191,858
528,262 Merck & Co, Inc 56,740,621
4,624 * Mettler-Toledo International, Inc 7,088,222
68,876 * Moderna, Inc 12,126,309
49,051 Organon & Co 1,477,907
25,599 PerkinElmer, Inc 3,520,630

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,171,218 Pfizer, Inc $ 51,720,987
22,205 * Regeneron Pharmaceuticals, Inc 16,841,826
81,621 Thermo Fisher Scientific, Inc 46,550,905
53,342 * Vertex Pharmaceuticals, Inc 17,234,800
247,089 Viatris, Inc 3,004,602
12,286 * Waters Corp 4,036,934
15,424 West Pharmaceutical Services, Inc 4,096,614
98,175 Zoetis, Inc 16,246,981
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 606,573,121
REAL ESTATE - 2 .8%
30,872 Alexandria Real Estate Equities, Inc 4,962,365
97,263 American Tower Corp 21,727,582
29,324 AvalonBay Communities, Inc 5,203,251
30,203 Boston Properties, Inc 2,251,332
22,243 Camden Property Trust 2,740,560
67,569 * CBRE Group, Inc 5,777,825
89,985 Crown Castle International Corp 13,327,678
59,384 Digital Realty Trust, Inc 6,806,594
19,149 Equinix, Inc 14,134,451
69,842 Equity Residential 4,445,443
13,822 Essex Property Trust, Inc 3,124,740
28,209 Extra Space Storage, Inc 4,452,227
14,993 Federal Realty Investment Trust 1,672,169
118,865 Healthpeak Properties Inc 3,266,410
150,719 Host Hotels and Resorts, Inc 2,841,053
119,794 Invitation Homes, Inc 3,893,305
58,754 Iron Mountain, Inc 3,206,793
131,044 Kimco Realty Corp 2,943,248
24,060 Mid-America Apartment Communities, Inc 4,011,283
192,068 Prologis, Inc 24,830,551
32,681 Public Storage, Inc 9,946,136
127,825 Realty Income Corp 8,670,370
33,293 Regency Centers Corp 2,218,313
22,289 SBA Communications Corp 6,631,646
67,543 Simon Property Group, Inc 8,676,574
67,427 UDR, Inc 2,871,716
83,794 Ventas, Inc 4,341,367
200,304 VICI Properties, Inc 6,846,391
95,751 Welltower, Inc 7,185,155
158,068 d Weyerhaeuser Co 5,442,281
TOTAL REAL ESTATE 198,448,809
RETAILING - 5 .7%
12,960 Advance Auto Parts, Inc 1,973,549
1,849,409 * Amazon.com, Inc 190,729,550
3,966 * AutoZone, Inc 9,672,479
49,358 Bath & Body Works, Inc 2,270,962
41,153 Best Buy Co, Inc 3,651,094
33,507 * CarMax, Inc 2,360,568
47,520 Dollar General Corp 11,100,672
43,696 * Dollar Tree, Inc 6,562,265
112,707 eBay, Inc 5,578,997
25,483 * Etsy, Inc 3,505,951
29,457 Genuine Parts Co 4,943,474
213,690 Home Depot, Inc 69,271,887
49,731 LKQ Corp 2,932,140
129,465 Lowe's Companies, Inc 26,961,086
13,075 * O'Reilly Automotive, Inc 10,359,976
7,861 Pool Corp 3,031,280
70,866 Ross Stores, Inc 8,375,653

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
97,252 Target Corp $ 16,740,959
242,651 TJX Companies, Inc 19,863,411
23,052 Tractor Supply Co 5,255,626
10,597 * Ulta Beauty, Inc 5,446,434
TOTAL RETAILING 410,588,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .5%
336,528 * Advanced Micro Devices, Inc 25,290,079
106,713 Analog Devices, Inc 18,298,078
181,258 Applied Materials, Inc 20,208,454
84,204 Broadcom, Inc 49,260,182
28,064 * Enphase Energy, Inc 6,212,808
20,658 * First Solar, Inc 3,668,861
857,022 Intel Corp 24,219,442
29,418 KLA Corp 11,545,977
28,715 Lam Research Corp 14,360,371
115,480 Microchip Technology, Inc 8,963,558
227,936 Micron Technology, Inc 13,744,541
9,276 Monolithic Power Systems, Inc 3,956,771
519,405 NVIDIA Corp 101,476,155
55,032 NXP Semiconductors NV 10,142,948
90,104 * ON Semiconductor Corp 6,618,139
21,803 * Qorvo, Inc 2,369,114
234,209 QUALCOMM, Inc 31,198,981
33,436 Skyworks Solutions, Inc 3,666,926
11,219 * SolarEdge Technologies, Inc 3,580,319
32,692 Teradyne, Inc 3,324,776
189,577 Texas Instruments, Inc 33,594,940
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 395,701,420
SOFTWARE & SERVICES - 12 .7%
131,058 Accenture plc 36,571,735
96,998 * Adobe, Inc 35,922,239
33,360 * Akamai Technologies, Inc 2,967,372
18,198 * Ansys, Inc 4,847,219
45,186 * Autodesk, Inc 9,722,220
86,480 Automatic Data Processing, Inc 19,528,049
24,010 Broadridge Financial Solutions, Inc 3,610,144
57,073 * Cadence Design Systems, Inc 10,434,657
31,630 * Ceridian HCM Holding, Inc 2,286,216
107,267 Cognizant Technology Solutions Corp (Class A) 7,160,072
47,282 * DXC Technology Co 1,358,412
11,952 * EPAM Systems, Inc 3,975,833
126,757 Fidelity National Information Services, Inc 9,511,845
134,373 * Fiserv, Inc 14,334,912
16,029 * FleetCor Technologies, Inc 3,347,015
137,287 * Fortinet, Inc 7,185,602
16,320 * Gartner, Inc 5,518,445
125,151 Gen Digital, Inc 2,879,724
57,391 Global Payments, Inc 6,469,114
188,516 International Business Machines Corp 25,398,761
58,897 Intuit, Inc 24,893,995
14,549 Jack Henry & Associates, Inc 2,620,129
177,267 Mastercard, Inc (Class A) 65,695,150
1,555,745 Microsoft Corp 385,529,168
317,286 Oracle Corp 28,067,120
67,663 Paychex, Inc 7,839,435
10,237 * Paycom Software, Inc 3,316,174
238,018 * PayPal Holdings, Inc 19,396,087
21,352 * PTC, Inc 2,879,958
22,119 Roper Technologies, Inc 9,439,283

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
207,518 * Salesforce, Inc $ 34,856,798
42,307 * ServiceNow, Inc 19,255,185
32,303 * Synopsys, Inc 11,427,186
8,869 * Tyler Technologies, Inc 2,862,647
19,945 * VeriSign, Inc 4,349,007
341,086 Visa, Inc (Class A) 78,521,408
TOTAL SOFTWARE & SERVICES 913,978,316
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .0%
124,800 Amphenol Corp (Class A) 9,955,296
3,120,819 Apple, Inc 450,302,974
51,002 * Arista Networks, Inc 6,427,272
27,764 CDW Corp 5,442,577
856,499 Cisco Systems, Inc 41,685,806
156,625 Corning, Inc 5,420,791
12,335 * F5 Networks, Inc 1,821,386
268,587 Hewlett Packard Enterprise Co 4,332,308
188,355 HP, Inc 5,488,665
67,725 Juniper Networks, Inc 2,187,517
37,239 * Keysight Technologies, Inc 6,678,815
35,414 Motorola Solutions, Inc 9,101,752
46,030 NetApp, Inc 3,048,567
41,069 Seagate Technology Holdings plc 2,783,657
66,553 TE Connectivity Ltd 8,462,214
9,850 * Teledyne Technologies, Inc 4,178,961
52,825 * Trimble Inc 3,067,019
62,765 * Western Digital Corp 2,758,522
10,843 * Zebra Technologies Corp (Class A) 3,428,340
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 576,572,439
TELECOMMUNICATION SERVICES - 1 .2%
1,485,769 AT&T, Inc 30,265,114
171,671 Lumen Technologies, Inc 901,273
125,446 * T-Mobile US, Inc 18,730,342
879,814 Verizon Communications, Inc 36,573,868
TOTAL TELECOMMUNICATION SERVICES 86,470,597
TRANSPORTATION - 1 .7%
21,944 * Alaska Air Group, Inc 1,126,605
141,481 * American Airlines Group, Inc 2,283,503
24,570 CH Robinson Worldwide, Inc 2,461,177
438,961 CSX Corp 13,572,674
134,264 * Delta Air Lines, Inc 5,249,722
32,612 Expeditors International of Washington, Inc 3,526,988
50,093 FedEx Corp 9,711,029
16,980 JB Hunt Transport Services, Inc 3,210,069
48,794 Norfolk Southern Corp 11,994,053
18,916 Old Dominion Freight Line 6,303,568
124,321 Southwest Airlines Co 4,446,962
128,263 Union Pacific Corp 26,190,022
65,884 * United Airlines Holdings Inc 3,225,681
152,853 United Parcel Service, Inc (Class B) 28,312,961
TOTAL TRANSPORTATION 121,615,014
UTILITIES - 2 .9%
136,111 AES Corp 3,730,803
54,062 Alliant Energy Corp 2,920,970
53,770 Ameren Corp 4,671,000
107,085 American Electric Power Co, Inc 10,061,707
37,764 American Water Works Co, Inc 5,909,688
29,968 Atmos Energy Corp 3,522,439

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
127,887 Centerpoint Energy, Inc $ 3,851,956
63,556 CMS Energy Corp 4,016,104
74,538 Consolidated Edison, Inc 7,104,217
68,515 Constellation Energy Corp 5,848,440
172,176 Dominion Energy, Inc 10,957,281
40,094 DTE Energy Co 4,665,739
159,705 Duke Energy Corp 16,361,777
82,146 Edison International 5,659,859
42,172 Entergy Corp 4,566,384
46,016 Evergy, Inc 2,882,902
72,048 Eversource Energy 5,931,712
205,250 Exelon Corp 8,659,498
116,302 FirstEnergy Corp 4,762,567
414,921 NextEra Energy, Inc 30,965,554
82,088 NiSource, Inc 2,277,942
50,054 NRG Energy, Inc 1,712,848
333,328 *,b PG&E Corp 5,299,915
22,878 Pinnacle West Capital Corp 1,705,555
156,791 PPL Corp 4,641,014
103,079 Public Service Enterprise Group, Inc 6,383,682
65,210 Sempra Energy 10,455,119
223,741 Southern Co 15,142,791
65,723 WEC Energy Group, Inc 6,177,305
113,851 Xcel Energy, Inc 7,829,533
TOTAL UTILITIES 208,676,301
TOTAL COMMON STOCKS 7,119,263,314
(Cost $3,222,408,591)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 02/10/23 4,994,269
10,000,000 FHLB 0 .000 04/05/23 9,918,488
5,000,000 Tennessee Valley Authority (TVA) 0 .000 02/08/23 4,995,639
TOTAL GOVERNMENT AGENCY DEBT 19,908,396
REPURCHASE AGREEMENT - 0 .6%
44,855,000 r Fixed Income Clearing Corp (FICC) 4 .300 02/01/23 44,855,000
TOTAL REPURCHASE AGREEMENT 44,855,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
1,788 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 1,788
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,788
TOTAL SHORT-TERM INVESTMENTS 64,765,184
(Cost $64,767,590)
TOTAL INVESTMENTS - 99.9% 7,184,028,498
(Cost $3,287,176,181)
OTHER ASSETS & LIABILITIES, NET - 0.1% 9,223,030
NET ASSETS - 100.0% $ 7,193,251,528

Portfolio of investments
(unaudited)
S&P 500 Index Fund January 31, 2023

concluded
*
Non-income producing
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $281,342.
r Agreement with Fixed Income Clearing Corp (FICC), 4.300% dated 1/31/23 to be repurchased at $44,855,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 0.250% and maturity date 6/30/25, valued at $45,752,133.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 318 03/17/23  $ 62,484,253 $ 65,031,000 $ 2,546,747

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1 .6%
128,660 * Adient plc $ 5,792,273
156,603 * American Axle & Manufacturing Holdings, Inc 1,389,069
198,303 *,e Canoo, Inc 237,964
256,971 * Cenntro Electric Group Ltd 195,992
176,070 Dana Inc 3,193,910
35,818 * Dorman Products, Inc 3,476,495
139,009 *,e Faraday Future Intelligent Electric, Inc 118,158
240,179 *,e Fisker, Inc 1,789,334
57,574 * Fox Factory Holding Corp 6,798,914
44,647 * Gentherm, Inc 3,323,076
379,212 * Goodyear Tire & Rubber Co 4,266,135
71,715 *,e Holley, Inc 237,377
33,664 LCI Industries, Inc 3,777,774
216,627 *,e Lordstown Motors Corp 283,781
333,183 *,e Luminar Technologies, Inc 2,222,331
67,297 * Modine Manufacturing Co 1,607,725
26,129 * Motorcar Parts of America, Inc 380,438
467,369 *,e Mullen Automotive, Inc 160,728
29,265 Patrick Industries, Inc 2,076,937
182,670 *,e Solid Power, Inc 611,944
28,657 Standard Motor Products, Inc 1,159,462
35,980 * Stoneridge, Inc 887,267
37,633 * Visteon Corp 5,883,543
40,384 Winnebago Industries, Inc 2,571,653
202,830 *,e Workhorse Group, Inc 448,254
28,785 * XPEL, Inc 2,189,675
TOTAL AUTOMOBILES & COMPONENTS 55,080,209
BANKS - 10 .4%
22,461 1st Source Corp 1,104,857
11,792 e ACNB Corp 464,015
24,152 Amalgamated Financial Corp 554,288
35,806 Amerant Bancorp Inc 996,839
14,438 American National Bankshares, Inc 499,699
89,427 Ameris Bancorp 4,217,377
19,697 Arrow Financial Corp 648,228
201,952 Associated Banc-Corp 4,525,744
100,947 Atlantic Union Bankshares Corp 3,905,639
78,959 * Axos Financial, Inc 3,799,507
73,913 Banc of California, Inc 1,287,564
27,084 Bancfirst Corp 2,332,745
10,440 e Bank First Corp 833,738
20,266 Bank of Marin Bancorp 617,505
66,665 Bank of NT Butterfield & Son Ltd 2,130,613
104,614 BankUnited 3,937,671
7,880 Bankwell Financial Group, Inc 233,012
46,546 Banner Corp 3,017,577
19,622 Bar Harbor Bankshares 609,656
17,953 Baycom Corp 361,035
17,299 BCB Bancorp, Inc 311,209
58,022 Berkshire Hills Bancorp, Inc 1,801,583
36,744 * Blue Foundry Bancorp 436,519
22,285 Blue Ridge Bankshares, Inc 282,128
28,761 * Bridgewater Bancshares, Inc 447,521
130,077 Brookline Bancorp, Inc 1,701,407
32,019 Business First Bancshares, Inc 664,074
31,420 Byline Bancorp, Inc 779,216
246,931 Cadence BanCorp 6,316,495
9,377 Cambridge Bancorp 750,160

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
20,110 Camden National Corp $ 849,245
12,139 Capital Bancorp, Inc 260,989
18,901 Capital City Bank Group, Inc 613,715
179,370 Capitol Federal Financial 1,501,327
26,939 Capstar Financial Holdings, Inc 469,008
33,893 * Carter Bankshares, Inc 563,302
96,660 Cathay General Bancorp 4,249,174
36,449 Central Pacific Financial Corp 823,747
19,873 Citizens & Northern Corp 470,195
19,955 City Holding Co 1,891,534
18,904 Civista Bancshares, Inc 410,217
27,346 CNB Financial Corp 659,586
13,841 * Coastal Financial Corp 632,118
22,879 Colony Bankcorp Inc 294,910
106,708 Columbia Banking System, Inc 3,298,344
45,268 * Columbia Financial, Inc 898,570
72,043 Community Bank System, Inc 4,157,602
21,116 Community Trust Bancorp, Inc 909,677
51,772 ConnectOne Bancorp, Inc 1,230,620
59,959 * CrossFirst Bankshares, Inc 809,447
42,821 * Customers Bancorp, Inc 1,300,474
180,513 CVB Financial Corp 4,372,025
44,804 Dime Community Bancshares, Inc 1,336,055
44,235 Eagle Bancorp, Inc 2,100,720
208,720 Eastern Bankshares, Inc 3,375,002
39,545 Enact Holdings, Inc 994,557
12,398 Enterprise Bancorp, Inc 440,625
47,607 Enterprise Financial Services Corp 2,538,405
21,429 Equity Bancshares, Inc 639,656
9,679 Esquire Financial Holdings, Inc 450,461
142,847 Essent Group Ltd 6,289,553
16,904 Farmers & Merchants Bancorp, Inc 480,919
43,124 Farmers National Banc Corp 620,123
48,789 FB Financial Corp 1,832,515
12,214 Federal Agricultural Mortgage Corp (FAMC) 1,624,096
65,984 *,e Finance Of America Cos, Inc 116,132
20,676 Financial Institutions, Inc 510,904
246,622 First Bancorp 3,317,066
47,464 First Bancorp 1,891,440
13,531 First Bancorp, Inc 401,329
28,381 First Bancshares, Inc 869,878
21,560 First Bank 291,707
70,835 First Busey Corp 1,690,831
11,200 First Business Financial Services, Inc 400,960
122,988 First Commonwealth Financial Corp 1,809,153
21,836 First Community Bancshares, Inc 709,888
126,871 First Financial Bancorp 3,213,642
175,827 First Financial Bankshares, Inc 6,262,958
14,902 First Financial Corp 669,398
72,573 First Foundation, Inc 1,127,059
8,447 e First Guaranty Bancshares, Inc 185,074
10,642 First Internet Bancorp 279,778
120,997 First Interstate Bancsystem, Inc 4,341,372
78,094 First Merchants Corp 3,329,928
24,674 First Mid-Illinois Bancshares, Inc 792,776
31,154 First of Long Island Corp 550,180
11,035 * First Western Financial, Inc 289,669
16,956 Five Star Bancorp 457,134
38,663 Flushing Financial Corp 741,943
218,827 Fulton Financial Corp 3,660,976
14,077 * FVCBankcorp, Inc 241,139

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
37,389 German American Bancorp, Inc $ 1,440,224
150,137 Glacier Bancorp, Inc 6,844,746
12,391 Great Southern Bancorp, Inc 724,130
4,721 Greene County Bancorp, Inc 231,093
11,476 Guaranty Bancshares, Inc 378,478
116,370 Hancock Whitney Corp 5,990,728
40,201 Hanmi Financial Corp 936,281
57,370 HarborOne Northeast Bancorp, Inc 782,527
14,060 HBT Financial, Inc 294,838
54,387 Heartland Financial USA, Inc 2,690,525
78,427 Heritage Commerce Corp 950,535
48,281 Heritage Financial Corp 1,377,457
67,069 Hilltop Holdings, Inc 2,193,156
1,908 Hingham Institution for Savings 557,785
10,191 Home Bancorp, Inc 391,334
253,680 Home Bancshares, Inc 6,055,342
11,862 e Home Point Capital, Inc 21,352
25,132 HomeStreet, Inc 692,889
17,394 HomeTrust Bancshares, Inc 469,638
154,369 Hope Bancorp, Inc 1,989,816
56,342 Horizon Bancorp 881,189
27,331 Independent Bank Corp 605,928
62,132 Independent Bank Corp 4,951,299
47,956 Independent Bank Group, Inc 2,939,703
72,354 International Bancshares Corp 3,391,232
15,873 John Marshall Bancorp, Inc 392,698
82,192 Kearny Financial Corp 770,961
83,985 Lakeland Bancorp, Inc 1,618,391
32,708 Lakeland Financial Corp 2,312,783
43,916 Live Oak Bancshares, Inc 1,503,245
20,572 Luther Burbank Corp 241,515
31,812 Macatawa Bank Corp 350,568
21,514 Mercantile Bank Corp 738,576
21,314 Merchants Bancorp 613,204
38,173 Meta Financial Group, Inc 1,894,144
25,254 Metrocity Bankshares, Inc 510,636
13,699 * Metropolitan Bank Holding Corp 813,447
19,978 Mid Penn Bancorp, Inc 628,708
29,790 Midland States Bancorp, Inc 759,049
19,523 MidWestOne Financial Group, Inc 608,141
93,877 * Mr Cooper Group, Inc 4,317,403
14,402 MVB Financial Corp 317,996
40,748 National Bank Holdings Corp 1,720,788
56,672 NBT Bancorp, Inc 2,227,776
16,033 * Nicolet Bankshares, Inc 1,168,645
111,254 * NMI Holdings, Inc 2,584,430
9,396 Northeast Bank 443,491
57,594 Northfield Bancorp, Inc 861,030
161,905 Northwest Bancshares, Inc 2,289,337
76,927 OceanFirst Financial Corp 1,840,094
62,779 OFG Bancorp 1,777,274
396,619 Old National Bancorp 6,940,833
59,123 Old Second Bancorp, Inc 1,004,500
30,886 Origin Bancorp, Inc 1,158,225
13,166 Orrstown Financial Services, Inc 325,859
126,604 Pacific Premier Bancorp, Inc 4,094,373
19,464 Park National Corp 2,437,866
14,104 Parke Bancorp, Inc 292,023
16,298 PCB Bancorp 302,654
22,380 Peapack Gladstone Financial Corp 830,074
36,274 PennyMac Financial Services, Inc 2,445,593

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
36,233 Peoples Bancorp, Inc $ 1,075,033
9,455 Peoples Financial Services Corp 482,016
16,955 * Pioneer Bancorp, Inc 190,744
17,918 Preferred Bank 1,274,507
48,696 Premier Financial Corp 1,218,374
26,697 Primis Financial Corp 316,092
18,082 * Professional Holding Corp 518,049
20,144 Provident Bancorp Inc 181,699
98,125 Provident Financial Services, Inc 2,302,013
22,169 QCR Holdings, Inc 1,165,203
212,952 Radian Group, Inc 4,706,239
19,233 RBB Bancorp 387,353
5,706 Red River Bancshares Inc 290,435
74,420 Renasant Corp 2,647,864
10,738 Republic Bancorp, Inc (Class A) 482,995
60,595 *,e Republic First Bancorp, Inc 133,309
52,039 S&T Bancorp, Inc 1,893,179
59,978 Sandy Spring Bancorp, Inc 2,027,256
82,059 Seacoast Banking Corp of Florida 2,634,915
67,838 ServisFirst Bancshares, Inc 4,625,195
24,792 Shore Bancshares, Inc 433,364
18,048 Sierra Bancorp 380,091
42,925 *,e Silvergate Capital Corp 611,252
164,605 Simmons First National Corp (Class A) 3,672,338
21,563 SmartFinancial, Inc 581,554
13,413 South Plains Financial Inc 376,905
101,336 South State Corp 8,066,346
10,600 * Southern First Bancshares, Inc 446,154
11,088 Southern Missouri Bancorp, Inc 536,881
42,536 Southside Bancshares, Inc 1,611,264
60,764 e Stellar Bancorp, Inc 1,708,076
23,940 * Sterling Bancorp, Inc 145,795
38,908 Stock Yards Bancorp, Inc 2,332,924
14,067 Summit Financial Group, Inc 365,039
67,706 * Texas Capital Bancshares, Inc 4,473,335
74,052 * The Bancorp, Inc 2,512,584
17,897 * Third Coast Bancshares, Inc 331,810
18,120 Tompkins Financial Corp 1,364,980
91,307 Towne Bank 2,782,124
42,827 Trico Bancshares 2,164,905
31,561 Triumph Bancorp, Inc 1,758,895
25,242 TrustCo Bank Corp NY 906,440
81,793 Trustmark Corp 2,381,812
59,629 UMB Financial Corp 5,377,940
176,312 United Bankshares, Inc 7,087,742
144,396 United Community Banks, Inc 4,698,646
7,945 Unity Bancorp, Inc 210,304
39,080 Univest Financial Corp 1,061,022
15,236 *,e USCB Financial Holdings, Inc 182,832
584,112 Valley National Bancorp 6,939,251
13,428 * Velocity Financial, Inc 135,489
71,153 Veritex Holdings, Inc 2,002,957
41,981 Walker & Dunlop, Inc 4,004,148
87,616 Washington Federal, Inc 3,106,863
22,490 Washington Trust Bancorp, Inc 961,897
24,819 Waterstone Financial, Inc 399,586
77,345 WesBanco, Inc 2,874,914
22,562 West Bancorporation, Inc 494,108
34,720 Westamerica Bancorporation 1,929,043

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
82,890 WSFS Financial Corp $ 4,004,416
TOTAL BANKS 355,995,499
CAPITAL GOODS - 11 .0%
59,296 Aaon, Inc 4,525,471
45,659 * AAR Corp 2,348,699
107,682 * Aerojet Rocketdyne Holdings, Inc 6,021,577
33,457 * Aerovironment, Inc 2,976,669
28,298 * AerSale Corp 526,626
13,440 Alamo Group, Inc 2,102,957
42,052 Albany International Corp (Class A) 4,716,132
18,217 Allied Motion Technologies, Inc 740,339
27,778 Alta Equipment Group, Inc 470,837
88,224 Altra Industrial Motion Corp 5,387,840
43,328 * Ameresco, Inc 2,793,356
22,409 * American Woodmark Corp 1,283,812
279,907 * API Group Corp 6,225,132
29,998 Apogee Enterprises, Inc 1,405,106
51,686 Applied Industrial Technologies, Inc 7,401,952
199,523 *,e Archer Aviation, Inc 578,617
65,479 Arcosa, Inc 3,880,940
17,289 Argan, Inc 674,098
203,821 * Array Technologies, Inc 4,530,941
31,825 Astec Industries, Inc 1,404,756
248,107 * Astra Space, Inc 157,746
34,552 * Astronics Corp 513,097
55,716 * Atkore International Group, Inc 7,257,009
34,143 AZZ, Inc 1,450,395
84,415 * Babcock & Wilcox Enterprises, Inc 560,516
67,151 Barnes Group, Inc 2,972,103
69,465 * Beacon Roofing Supply, Inc 3,951,169
69,076 *,e Berkshire Grey, Inc 78,056
49,948 *,e Blink Charging Co 679,792
243,413 * Bloom Energy Corp 6,068,286
24,745 * Blue Bird Corp 358,803
11,420 * BlueLinx Holdings, Inc 991,484
53,292 Boise Cascade Co 3,995,301
35,223 Brookfield Business Corp 797,801
26,419 Cadre Holdings, Inc 604,731
28,872 Caesarstone Sdot-Yam Ltd 180,161
57,777 * Chart Industries, Inc 7,740,962
26,103 * CIRCOR International, Inc 721,748
37,075 Columbus McKinnon Corp 1,332,846
47,818 Comfort Systems USA, Inc 5,787,891
32,351 * Concrete Pumping Holdings Inc 263,337
53,512 * Construction Partners Inc 1,513,854
19,671 CSW Industrials, Inc 2,659,716
84,900 *,e Custom Truck One Source, Inc 601,092
122,499 *,e Decarbonization Plus Acquisition Corp 260,923
369,528 *,e Desktop Metal, Inc 620,807
30,430 Douglas Dynamics, Inc 1,229,676
15,400 * Ducommun, Inc 889,812
21,271 * DXP Enterprises, Inc 644,511
39,094 * Dycom Industries, Inc 3,728,395
63,782 EMCOR Group, Inc 9,455,682
23,960 Encore Wire Corp 3,867,863
73,823 * Energy Recovery, Inc 1,633,703
111,177 *,e Energy Vault Holdings, Inc 471,390
77,136 Enerpac Tool Group Corp 2,047,189
55,109 EnerSys 4,575,149
146,225 * Enovix Corp 1,161,027

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
28,332 EnPro Industries, Inc $ 3,430,155
34,864 ESCO Technologies, Inc 3,432,012
112,738 *,e ESS Tech, Inc 249,151
159,085 * Evoqua Water Technologies Corp 7,717,213
14,420 * Fathom Digital Manufacturing C 19,900
80,808 Federal Signal Corp 4,303,026
47,900 *,e Fluence Energy, Inc 1,156,306
192,622 * Fluor Corp 7,078,859
62,295 Franklin Electric Co, Inc 5,625,239
60,542 *,e FTC Solar, Inc 166,491
553,351 *,e FuelCell Energy, Inc 2,025,265
47,485 GATX Corp 5,434,658
42,447 * Gibraltar Industries, Inc 2,273,886
16,083 Global Industrial Co 422,822
57,607 * GMS, Inc 3,417,247
31,797 Gorman-Rupp Co 913,528
272,718 GrafTech International Ltd 1,783,576
59,822 Granite Construction, Inc 2,547,221
92,133 * Great Lakes Dredge & Dock Corp 633,875
42,933 Greenbrier Cos, Inc 1,327,488
62,646 Griffon Corp 2,560,968
43,018 H&E Equipment Services, Inc 2,189,186
127,273 * Heliogen, Inc 81,149
44,464 Helios Technologies, Inc 2,934,624
33,971 Herc Holdings, Inc 5,276,376
93,162 Hillenbrand, Inc 4,365,571
182,868 * Hillman Solutions Corp 1,755,533
60,125 * Hudson Technologies, Inc 613,876
44,940 *,e Hydrofarm Holdings Group, Inc 84,038
187,746 *,e Hyliion Holdings Corp 672,131
16,037 Hyster-Yale Materials Handling, Inc 520,080
13,056 * IES Holdings, Inc 519,759
24,045 Insteel Industries, Inc 721,110
108,826 * Janus International Group, Inc 1,197,086
110,452 * JELD-WEN Holding, Inc 1,397,218
42,812 John Bean Technologies Corp 4,783,385
15,769 Kadant, Inc 3,213,249
39,083 Kaman Corp 985,673
7,176 Karat Packaging, Inc 107,855
110,207 Kennametal, Inc 3,140,900
167,693 * Kratos Defense & Security Solutions, Inc 1,920,085
7,476 * Lawson Products, Inc 308,759
14,764 Lindsay Corp 2,312,338
37,998 Luxfer Holdings plc 628,867
45,765 * Manitowoc Co, Inc 626,981
162,069 *,e Markforged Holding Corp 217,172
30,648 * Masonite International Corp 2,795,711
100,404 Maxar Technologies, Inc 5,187,875
32,462 McGrath RentCorp 3,231,267
237,895 *,e Microvast Holdings, Inc 387,769
13,666 Miller Industries, Inc 396,451
78,636 *,e Momentus, Inc 71,166
38,544 Moog, Inc (Class A) 3,674,014
111,751 * MRC Global, Inc 1,519,814
75,498 Mueller Industries, Inc 4,948,894
209,066 Mueller Water Products, Inc (Class A) 2,644,685
22,003 * MYR Group, Inc 2,179,617
6,945 National Presto Industries, Inc 532,056
453,504 *,e Nikola Corp 1,228,996
13,152 * Northwest Pipe Co 491,885
147,181 * NOW, Inc 2,066,421

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
43,385 *,e NuScale Power Corp $ 462,484
18,542 * NV5 Global Inc 2,471,463
4,550 Omega Flex, Inc 483,665
27,268 Park Aerospace Corp 379,298
45,543 * Parsons Corp 1,982,031
80,529 * PGT Innovations, Inc 1,747,479
12,060 Powell Industries, Inc 478,782
3,385 Preformed Line Products Co 298,997
73,940 Primoris Services Corp 1,966,804
302,938 *,e Proterra, Inc 1,544,984
37,417 * Proto Labs, Inc 1,144,960
43,563 Quanex Building Products Corp 1,127,846
38,591 * RBC Bearings, Inc 9,415,046
27,132 *,e Redwire Corp 69,458
196,969 * Resideo Technologies, Inc 3,787,714
45,487 REV Group, Inc 582,688
291,922 *,e Rocket Lab USA, Inc 1,450,852
56,868 Rush Enterprises, Inc (Class A) 3,060,067
8,444 Rush Enterprises, Inc (Class B) 491,187
152,927 * Sarcos Technology and Robotics Corp 91,756
186,723 * Shoals Technologies Group, Inc 5,207,704
46,436 Shyft Group, Inc 1,545,854
57,863 Simpson Manufacturing Co, Inc 6,197,706
59,151 * SPX Technologies, Inc 4,436,917
16,200 Standex International Corp 1,872,234
191,331 *,e Stem, Inc 1,886,524
40,988 * Sterling Construction Co, Inc 1,491,553
25,158 Tennant Co 1,764,331
90,149 Terex Corp 4,594,895
33,484 * Terran Orbital Corp 64,959
58,845 Textainer Group Holdings Ltd 1,994,845
45,098 * Thermon Group Holdings 1,042,666
68,813 * Titan International, Inc 1,148,489
28,339 * Titan Machinery, Inc 1,245,216
51,134 * TPI Composites, Inc 667,299
9,859 * Transcat Inc 823,424
110,477 Trinity Industries, Inc 3,178,423
78,813 Triton International Ltd 5,567,350
86,691 * Triumph Group, Inc 987,410
53,650 * Tutor Perini Corp 491,971
80,751 UFP Industries, Inc 7,554,256
16,056 * Vectrus, Inc 709,033
79,225 *,e Velo3D, Inc 190,140
17,681 Veritiv Corp 2,210,832
29,577 * Vicor Corp 2,053,531
157,099 * View, Inc 128,821
328,287 *,e Virgin Galactic Holdings, Inc 1,812,144
64,682 Wabash National Corp 1,666,208
37,140 Watts Water Technologies, Inc (Class A) 6,073,133
76,493 *,e Xos, Inc 72,431
167,907 Zurn Water Solutions Corp 3,670,447
TOTAL CAPITAL GOODS 375,656,695
COMMERCIAL & PROFESSIONAL SERVICES - 3 .0%
89,293 ABM Industries, Inc 4,188,735
126,811 ACCO Brands Corp 805,250
160,755 * ACV Auctions, Inc 1,575,399
459,471 * Alight, Inc 4,314,433
29,597 Aris Water Solution, Inc 458,458
66,754 * ASGN Inc 6,071,276
21,078 * Atlas Technical Consultants, Inc 255,676

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
9,094 Barrett Business Services, Inc $ 903,762
60,719 Brady Corp (Class A) 3,246,645
64,123 * BrightView Holdings, Inc 509,778
61,344 Brink's Co 4,024,166
67,803 * Casella Waste Systems, Inc (Class A) 5,432,376
64,082 * CBIZ, Inc 3,049,662
24,639 * Cimpress plc 805,449
1,670 Compx International, Inc 31,630
154,642 * CoreCivic, Inc 1,645,391
9,209 CRA International, Inc 1,094,398
60,805 Deluxe Corp 1,215,492
34,296 Ennis, Inc 728,447
68,728 Exponent, Inc 7,047,369
77,974 * First Advantage Corp 1,082,279
15,725 * Forrester Research, Inc 582,768
15,776 * Franklin Covey Co 732,006
156,474 *,e Geo Group, Inc 1,799,451
106,622 * Harsco Corp 846,579
99,048 Healthcare Services Group 1,334,177
27,521 Heidrick & Struggles International, Inc 846,546
21,935 * Heritage-Crystal Clean, Inc 815,982
103,000 Herman Miller, Inc 2,459,640
28,033 * HireRight Holdings Corp 320,698
56,238 HNI Corp 1,786,681
26,765 * Huron Consulting Group, Inc 1,821,091
24,976 ICF International, Inc 2,552,297
49,260 Insperity, Inc 5,445,693
77,869 Interface, Inc 886,149
146,338 * KAR Auction Services, Inc 2,130,681
45,732 Kelly Services, Inc (Class A) 827,749
27,134 Kforce, Inc 1,523,031
44,437 Kimball International, Inc (Class B) 328,834
71,723 Korn/Ferry International 3,872,325
126,602 * Legalzoom.com, Inc 1,073,585
189,240 *,e Li-Cycle Holdings Corp 1,029,466
41,232 Matthews International Corp (Class A) 1,527,233
37,154 * Montrose Environmental Group, Inc 2,012,261
9,268 NL Industries, Inc 65,432
232,080 Pitney Bowes, Inc 1,000,265
203,512 *,e Planet Labs PBC 1,007,384
40,382 * Quad Graphics, Inc 178,085
13,233 *,e Red Violet, Inc 314,615
43,962 Resources Connection, Inc 759,224
113,525 *,e Skillsoft Corp 217,968
27,243 * SP Plus Corp 1,027,334
174,994 *,e Spire Global, Inc 208,243
120,154 Steelcase, Inc (Class A) 937,201
33,018 * Sterling Check Corp 460,601
51,110 * TriNet Group, Inc 3,856,249
45,739 * TrueBlue, Inc 897,857
20,196 Unifirst Corp 4,007,694
162,438 * Upwork, Inc 2,105,196
28,588 * Viad Corp 844,775
14,798 VSE Corp 812,410
16,227 *,e Willdan Group, Inc 308,962
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 104,050,489
CONSUMER DURABLES & APPAREL - 2 .9%
44,855 Acushnet Holdings Corp 2,105,942
134,776 *,e Allbirds, Inc 370,634
108,231 *,e AMMO, Inc 268,413

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
15,982 *,e Aterian, Inc $ 24,452
36,949 * Beazer Homes USA, Inc 604,855
189,158 * Callaway Golf Co 4,632,479
12,190 * Cavco Industries, Inc 3,243,759
38,201 Century Communities, Inc 2,337,901
39,006 Clarus Corp 392,010
82,106 * Crocs, Inc 9,998,048
29,328 *,e Dream Finders Homes, Inc 370,706
80,931 Ermenegildo Zegna Holditalia S.p.A 927,469
32,310 Ethan Allen Interiors, Inc 928,589
64,671 * Fossil Group, Inc 367,331
61,160 * G-III Apparel Group Ltd 1,034,827
179,099 * GoPro, Inc 1,101,459
37,635 * Green Brick Partners, Inc 1,174,212
32,245 * Helen of Troy Ltd 3,647,232
7,151 * Hovnanian Enterprises, Inc 413,900
32,226 Installed Building Products, Inc 3,547,760
35,528 *,e iRobot Corp 1,598,760
7,010 Johnson Outdoors, Inc 479,905
104,719 KB Home 4,026,446
76,107 e Kontoor Brands, Inc 3,634,870
9,397 * Landsea Homes Corp 62,302
58,833 * Latham Group, Inc 258,865
58,489 La-Z-Boy, Inc 1,662,842
9,597 * Legacy Housing Corp 192,132
28,087 * LGI Homes, Inc 3,197,705
20,138 Lifetime Brands, Inc 161,305
18,991 * Lovesac Co 488,828
36,276 * M/I Homes, Inc 2,169,305
27,789 * Malibu Boats, Inc 1,683,736
11,799 Marine Products Corp 156,927
23,720 * MasterCraft Boat Holdings, Inc 682,187
78,898 MDC Holdings, Inc 2,979,189
49,156 * Meritage Homes Corp 5,293,610
19,504 Movado Group, Inc 689,661
20,425 Oxford Industries, Inc 2,394,219
43,524 *,e PLBY Group, Inc 127,090
77,908 *,e Purple Innovation, Inc 451,866
8,350 Rocky Brands, Inc 262,858
71,939 * Skyline Champion Corp 4,240,804
61,498 Smith & Wesson Brands, Inc 681,398
25,142 *,e Snap One Holdings Corp 241,112
30,224 *,e Solo Brands, Inc 133,590
172,965 * Sonos, Inc 3,189,475
103,852 Steven Madden Ltd 3,723,094
24,203 Sturm Ruger & Co, Inc 1,377,151
18,501 Superior Uniform Group, Inc 220,717
141,484 * Taylor Morrison Home Corp 5,065,127
33,766 * Traeger, Inc 122,571
137,362 * TRI Pointe Homes, Inc 3,034,327
48,926 * Tupperware Brands Corp 216,742
17,552 * Unifi, Inc 150,070
17,450 * Universal Electronics, Inc 408,854
319,755 *,e Vinco Ventures, Inc 236,267
74,031 * Vista Outdoor, Inc 2,172,810
93,597 *,e Vizio Holding Corp 819,910
82,592 *,e Vuzix Corp 430,304
37,009 e Weber, Inc 301,993
108,352 Wolverine World Wide, Inc 1,747,718
TOTAL CONSUMER DURABLES & APPAREL 98,660,620

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 3 .5%
100,024 * 2U, Inc $ 863,207
80,575 * Accel Entertainment, Inc 742,901
60,877 * Adtalem Global Education, Inc 2,324,284
26,162 * American Public Education, Inc 316,822
48,122 *,e Bally's Corp 956,184
137,683 * Beachbody Co, Inc 85,529
914 * Biglari Holdings, Inc (B Shares) 149,046
31,486 * BJ's Restaurants, Inc 994,013
119,299 Bloomin' Brands, Inc 2,893,001
16,688 Bluegreen Vacations Holding Corp 541,359
39,998 * Bowlero Corp 549,973
57,896 * Brinker International, Inc 2,284,576
19,474 Carriage Services, Inc 631,347
34,911 * Century Casinos, Inc 307,915
66,223 e Cheesecake Factory 2,599,253
168,265 * Chegg, Inc 3,493,181
24,200 * Chuy's Holdings, Inc 828,366
151,292 * Coursera, Inc 2,413,107
29,961 e Cracker Barrel Old Country Store, Inc 3,343,048
57,511 * Dave & Buster's Entertainment, Inc 2,493,102
77,918 * Denny's Corp 936,574
19,775 Dine Brands Global Inc. 1,528,805
31,862 * Duolingo, Inc 3,042,502
29,146 El Pollo Loco Holdings, Inc 357,621
34,037 European Wax Center, Inc 641,257
118,080 * Everi Holdings, Inc 2,051,050
51,600 *,e F45 Training Holdings, Inc 159,960
20,493 * First Watch Restaurant Group, Inc 331,987
113,506 * frontdoor, Inc 3,085,093
41,544 * Full House Resorts, Inc 366,418
28,078 * Golden Entertainment, Inc 1,109,081
4,981 Graham Holdings Co 3,254,137
116,260 * Hilton Grand Vacations, Inc 5,506,074
14,597 * Inspirato, Inc 18,246
30,928 * Inspired Entertainment, Inc 460,827
132,831 International Game Technology plc 3,513,380
28,711 Jack in the Box, Inc 2,181,462
98,032 e Krispy Kreme, Inc 1,195,990
5,926 *,e Kura Sushi USA, Inc 368,242
185,692 Laureate Education, Inc 2,038,898
55,039 * Life Time Group Holdings, Inc 1,034,183
47,271 *,e Lindblad Expeditions Holdings, Inc 562,525
17,451 * Monarch Casino & Resort, Inc 1,337,096
15,282 * NEOGAMES S.A. 197,138
75,833 *,e Nerdy, Inc 215,366
47,955 * Noodles & Co 301,637
30,594 * ONE Group Hospitality, Inc 230,373
92,351 * OneSpaWorld Holdings Ltd 970,609
44,144 e Papa John's International, Inc 3,959,275
88,124 * Perdoceo Education Corp 1,319,216
37,759 * Portillo's, Inc 851,843
61,522 * PowerSchool Holdings, Inc 1,385,475
11,650 RCI Hospitality Holdings, Inc 1,057,704
68,582 Red Rock Resorts, Inc 3,086,876
129,291 *,e Rover Group, Inc 528,800
77,822 * Rush Street Interactive, Inc 333,856
45,777 Ruth's Hospitality Group Inc 792,400
127,765 * Scientific Games Corp (Class A) 8,336,666
53,833 * SeaWorld Entertainment, Inc 3,358,641
50,794 * Shake Shack, Inc 2,889,163
158,564 * Sonder Holdings, Inc 212,476

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
30,709 Strategic Education, Inc $ 2,866,685
54,914 * Stride, Inc 2,357,458
119,122 *,e Sweetgreen, Inc 1,235,295
40,018 * Target Hospitality Corp 614,476
90,629 Texas Roadhouse, Inc (Class A) 9,101,870
100,591 * Udemy, Inc 1,261,411
45,282 * Universal Technical Institute, Inc 343,238
157,350 * Vacasa, Inc 275,363
128,598 * Vivint Smart Home, Inc 1,540,604
40,532 Wingstop, Inc 6,423,106
74,748 *,e WW International Inc 371,498
22,929 * Xponential Fitness, Inc 630,089
TOTAL CONSUMER SERVICES 120,940,229
DIVERSIFIED FINANCIALS - 3 .9%
22,080 AFC Gamma, Inc 346,656
21,109 Alerus Financial Corp 434,423
23,455 A-Mark Precious Metals, Inc 903,017
18,385 Angel Oak Mortgage, Inc 145,425
187,654 Apollo Commercial Real Estate Finance, Inc 2,283,749
223,541 Arbor Realty Trust, Inc 3,337,467
68,600 Ares Commercial Real Estate Corp 842,408
179,235 ARMOUR Residential REIT, Inc 1,125,596
80,371 Artisan Partners Asset Management, Inc 2,959,260
29,861 * Assetmark Financial Holdings, Inc 792,511
3,259 Associated Capital Group, Inc 124,005
6,149 * Atlanticus Holdings Corp 199,843
28,303 e B. Riley Financial, Inc 1,209,387
77,357 *,e Bakkt Holdings, Inc 121,450
37,135 Banco Latinoamericano de Exportaciones S.A. (Class E) 639,836
426,401 BGC Partners, Inc (Class A) 1,854,844
230,840 Blackstone Mortgage Trust, Inc 5,503,226
63,404 * Blucora, Inc 1,847,593
45,183 Brightsphere Investment Group, Inc 1,059,541
120,171 BrightSpire Capital, Inc 915,703
181,244 Broadmark Realty Capital, Inc 793,849
93,899 * Cannae Holdings, Inc 2,294,892
7,901 Chicago Atlantic Real Estate Finance, Inc 122,070
315,405 Chimera Investment Corp 2,299,302
124,127 Claros Mortgage Trust, Inc 2,077,886
33,937 Cohen & Steers, Inc 2,493,351
84,454 e Compass Diversified Trust 1,885,013
13,986 *,e Consumer Portfolio Services, Inc 140,559
35,267 Cowen Group, Inc 1,371,181
30,645 e Curo Group Holdings Corp 123,806
3,880 Diamond Hill Investment Group, Inc 731,108
34,210 * Donnelley Financial Solutions, Inc 1,560,318
62,177 Dynex Capital, Inc 895,971
81,107 Ellington Financial Inc 1,113,599
31,275 * Encore Capital Group, Inc 1,742,643
41,564 * Enova International, Inc 1,897,397
69,695 * Ezcorp, Inc (Class A) 634,921
115,307 Federated Investors, Inc (Class B) 4,531,565
50,902 FirstCash Holdings, Inc 4,692,146
78,389 * Focus Financial Partners, Inc 3,539,263
111,436 Franklin BSP Realty Trust, Inc 1,615,822
55,324 GCM Grosvenor, Inc 495,703
75,993 Granite Point Mortgage Trust, Inc 507,633
65,602 * Green Dot Corp 1,186,084
48,147 Hamilton Lane, Inc 3,748,725
117,896 Hannon Armstrong Sustainable Infrastructure Capital, Inc 4,351,541

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
67,591 Houlihan Lokey, Inc $ 6,696,240
45,911 Invesco Mortgage Capital, Inc 674,433
101,175 Jackson Financial, Inc 4,455,747
75,821 KKR Real Estate Finance Trust, Inc 1,207,829
153,524 Ladder Capital Corp 1,719,469
135,800 * LendingClub Corp 1,315,902
15,171 * LendingTree, Inc 601,682
24,078 * MarketWise, Inc 53,453
138,737 MFA Financial, Inc 1,649,583
86,457 Moelis & Co 4,041,865
160,796 *,e Moneylion, Inc 126,563
144,107 Navient Corp 2,733,710
19,644 Nelnet, Inc (Class A) 1,875,806
35,768 * NerdWallet, Inc 418,128
501,115 New York Mortgage Trust, Inc 1,563,479
10,916 Nexpoint Real Estate Finance, Inc 207,950
147,300 * Open Lending Corp 1,291,821
29,778 * Oportun Financial Corp 208,744
10,150 Oppenheimer Holdings, Inc 483,242
19,207 * OppFi, Inc 44,176
49,785 Orchid Island Capital, Inc 606,879
122,252 PennyMac Mortgage Investment Trust 1,864,343
50,178 Perella Weinberg Partners 514,325
23,400 Piper Jaffray Cos 3,325,140
32,286 PJT Partners, Inc 2,583,849
53,050 * PRA Group, Inc 2,134,732
65,127 * PROG Holdings, Inc 1,451,681
96,680 Ready Capital Corp 1,279,076
159,691 Redwood Trust, Inc 1,335,017
9,341 Regional Management Corp 322,171
37,492 Sculptor Capital Management, Inc 348,301
13,835 Silvercrest Asset Management Group, Inc 261,482
73,492 StepStone Group, Inc 2,145,231
23,073 * StoneX Group, Inc 2,027,655
34,026 *,e Sunlight Financial Holdings, Inc 43,894
4,871 *,e SWK Holdings Corp 91,867
87,361 TPG RE Finance Trust, Inc 760,914
117,013 Two Harbors Investment Corp 2,099,213
1,276 e Value Line, Inc 65,982
23,179 Victory Capital Holdings, Inc 687,026
9,512 Virtus Investment Partners, Inc 2,043,939
184,169 WisdomTree Investments, Inc 1,060,813
4,795 *,e World Acceptance Corp 458,977
TOTAL DIVERSIFIED FINANCIALS 132,374,617
ENERGY - 6 .5%
40,518 *,e Aemetis, Inc 189,219
103,235 * Alto Ingredients, Inc 349,967
22,378 e Altus Midstream Co 700,208
49,857 * Amplify Energy Corp 431,762
20,103 Arch Resources, Inc 2,975,646
177,817 Archrock, Inc 1,762,166
55,514 * Ardmore Shipping Corp 813,280
1,132 * Battalion Oil Corp 11,682
106,676 Berry Petroleum Co LLC 981,419
100,553 Bonanza Creek Energy, Inc 6,691,802
273,013 *,e Borr Drilling Ltd 1,624,427
30,698 * Bristow Group, Inc 937,517
79,560 Cactus, Inc 4,304,992
100,113 California Resources Corp 4,277,829
66,208 * Callon Petroleum Co 2,817,150

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
14,358 *,e Centrus Energy Corp $ 589,396
270,753 ChampionX Corp 8,940,264
220,978 * Clean Energy Fuels Corp 1,250,736
241,360 * CNX Resources Corp 4,037,953
125,751 Comstock Resources Inc 1,527,875
46,456 CONSOL Energy, Inc 2,686,551
53,160 e Crescent Energy, Inc 641,110
40,143 CVR Energy, Inc 1,332,748
95,208 Delek US Holdings, Inc 2,547,766
67,616 * Denbury, Inc 5,867,717
189,160 DHT Holdings, Inc 1,621,101
139,657 * Diamond Offshore Drilling, Inc 1,600,469
26,507 * DMC Global, Inc 602,769
42,742 Dorian LPG Ltd 848,429
45,388 * Dril-Quip, Inc 1,393,865
60,236 * Earthstone Energy, Inc 837,280
14,101 *,e Empire Petroleum Corp 185,992
210,681 *,e Energy Fuels, Inc 1,552,719
552,186 Equitrans Midstream Corp 4,003,349
25,892 Excelerate Energy, Inc 603,284
37,870 FLEX LNG Ltd 1,177,757
102,402 * Frank's International NV 1,934,374
168,862 e Frontline plc 2,335,361
274,978 *,e Gevo, Inc 582,953
136,623 * Golar LNG Ltd 3,202,443
72,808 * Green Plains Inc 2,531,534
14,672 * Gulfport Energy Operating Corp 999,897
199,856 * Helix Energy Solutions Group, Inc 1,584,858
139,034 Helmerich & Payne, Inc 6,734,807
8,121 e HighPeak Energy, Inc 227,063
66,133 International Seaways, Inc 2,568,606
608,300 * Kosmos Energy Ltd 4,811,653
21,898 * Laredo Petroleum, Inc 1,232,419
188,289 Liberty Oilfield Services, Inc 2,980,615
235,676 Magnolia Oil & Gas Corp 5,564,310
152,226 Matador Resources Co 10,071,272
199,313 Murphy Oil Corp 8,692,040
12,281 * Nabors Industries Ltd 2,180,369
5,622 Nacco Industries, Inc (Class A) 219,089
55,176 * National Energy Services Reunited Corp 417,131
110,971 * Newpark Resources, Inc 503,808
43,149 *,e NextDecade Corp 258,463
234,377 * NexTier Oilfield Solutions, Inc 2,207,831
114,070 * Noble Corp plc 4,641,508
268,782 Nordic American Tankers Ltd 817,097
89,348 Northern Oil and Gas, Inc 2,994,945
56,439 Oasis Petroleum, Inc 8,089,402
135,378 * Oceaneering International, Inc 2,890,320
85,619 * Oil States International, Inc 732,899
65,829 * Par Pacific Holdings, Inc 1,759,609
290,488 Patterson-UTI Energy, Inc 4,880,198
132,853 PBF Energy, Inc 5,578,497
159,356 * Peabody Energy Corp 4,444,439
26,026 Penn Virginia Corp 1,093,092
284,071 Permian Resources Corp 3,087,852
31,670 * ProFrac Holding Corp 712,575
121,961 * ProPetro Holding Corp 1,213,512
22,614 * Rex American Resources Corp 739,930
13,005 Riley Exploration Permian, Inc 431,636
120,703 *,e Ring Energy, Inc 284,859
103,616 RPC, Inc 1,027,871

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
44,290 * SandRidge Energy, Inc $ 700,225
63,707 Scorpio Tankers, Inc 3,049,654
96,872 Select Energy Services, Inc 850,536
151,745 SFL Corp Ltd 1,544,764
16,357 *,e SilverBow Resources, Inc 429,698
95,651 Sitio Royalties Corp 2,541,447
163,799 SM Energy Co 5,384,073
46,387 Solaris Oilfield Infrastructure, Inc 491,238
89,781 * Talos Energy, Inc 1,778,562
93,200 * Teekay Corp 452,952
31,910 * Teekay Tankers Ltd 979,318
683,771 *,e Tellurian, Inc 1,360,704
161,321 * Tetra Technologies, Inc 638,831
63,067 * Tidewater, Inc 2,737,108
477,556 *,e Uranium Energy Corp 1,924,551
294,910 *,e Ur-Energy, Inc 386,332
100,412 * US Silica Holdings, Inc 1,229,043
145,837 e Vaalco Energy, Inc 678,142
82,403 * Valaris Ltd 5,985,754
67,522 *,e Vertex Energy, Inc 491,560
125,971 * W&T Offshore, Inc 783,540
95,651 * Weatherford International Ltd 5,440,629
82,870 World Fuel Services Corp 2,345,221
TOTAL ENERGY 222,183,215
FOOD & STAPLES RETAILING - 0 .6%
43,320 Andersons, Inc 1,593,310
45,830 * Chefs' Warehouse Holdings, Inc 1,752,081
40,985 *,e HF Foods Group Inc 190,990
19,434 Ingles Markets, Inc (Class A) 1,846,230
12,852 Natural Grocers by Vitamin C 127,620
33,211 Pricesmart, Inc 2,467,909
78,429 *,e Rite Aid Corp 286,266
47,147 SpartanNash Co 1,493,617
143,389 * Sprouts Farmers Market, Inc 4,581,279
78,131 * United Natural Foods, Inc 3,251,812
12,578 Village Super Market (Class A) 292,564
21,990 Weis Markets, Inc 1,898,617
TOTAL FOOD & STAPLES RETAILING 19,782,295
FOOD, BEVERAGE & TOBACCO - 1 .8%
236,406 *,e 22nd Century Group, Inc 260,047
8,749 Alico, Inc 231,849
97,662 B&G Foods, Inc (Class A) 1,369,221
229,870 *,e Benson Hill, Inc 616,052
85,855 *,e Beyond Meat, Inc 1,410,598
35,958 *,e BRC, Inc 237,323
22,401 Calavo Growers, Inc 717,952
51,370 Cal-Maine Foods, Inc 2,939,391
75,163 * Celsius Holdings, Inc 7,540,352
6,342 Coca-Cola Consolidated Inc 3,213,999
56,878 * Duckhorn Portfolio, Inc 920,286
42,419 Fresh Del Monte Produce, Inc 1,213,183
121,403 * Hain Celestial Group, Inc 2,491,190
180,561 * Hostess Brands, Inc 4,176,376
20,539 J&J Snack Foods Corp 2,943,239
11,663 John B. Sanfilippo & Son, Inc 985,640
26,398 Lancaster Colony Corp 5,066,040
36,466 * Landec Corp 226,454
88,288 *,e Local Bounti Corp 84,739
18,875 MGP Ingredients, Inc 1,841,068

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
53,901 * Mission Produce, Inc $ 671,606
31,357 * National Beverage Corp 1,385,979
212,354 Primo Water Corp 3,323,340
7,543 * Seneca Foods Corp 471,438
120,023 * Simply Good Foods Co 4,356,835
52,784 * Sovos Brands, Inc 715,751
136,202 * SunOpta, Inc 1,112,770
63,791 *,e Tattooed Chef, Inc 96,962
20,970 Tootsie Roll Industries, Inc 937,988
69,386 * TreeHouse Foods, Inc 3,360,364
19,381 Turning Point Brands, Inc 449,833
32,492 Universal Corp 1,766,590
86,424 Utz Brands, Inc 1,439,824
191,711 Vector Group Ltd 2,482,657
45,240 *,e Vintage Wine Estates, Inc 129,386
38,883 * Vita Coco Co, Inc 527,642
38,697 * Vital Farms, Inc 680,293
58,516 * Whole Earth Brands, Inc 221,776
TOTAL FOOD, BEVERAGE & TOBACCO 62,616,033
HEALTH CARE EQUIPMENT & SERVICES - 6 .9%
244,169 * 1Life Healthcare, Inc 3,904,262
87,511 * Accolade, Inc 1,021,253
95,741 * AdaptHealth Corp 2,051,730
20,910 * Addus HomeCare Corp 2,248,243
38,179 * Agiliti, Inc 704,403
17,003 e AirSculpt Technologies, Inc 98,957
133,108 * Alignment Healthcare, Inc 1,643,884
145,997 * Allscripts Healthcare Solutions, Inc 2,614,806
97,239 * Alphatec Holdings Inc 1,266,052
300,821 * American Well Corp 1,194,259
58,583 * AMN Healthcare Services, Inc 5,614,595
51,827 * Angiodynamics, Inc 674,788
52,033 *,e Apollo Medical Holdings, Inc 1,854,456
185,735 *,e ATI Physical Therapy, Inc 81,723
61,740 * AtriCure, Inc 2,672,107
1,902 Atrion Corp 1,307,245
63,026 * Avanos Medical, Inc 1,931,117
60,420 * Aveanna Healthcare Holdings, Inc 73,712
54,514 * AxoGen, Inc 516,248
66,348 * Axonics Modulation Technologies, Inc 4,073,767
47,095 * BioLife Solutions Inc 1,103,907
254,111 * Brookdale Senior Living, Inc 731,840
172,091 *,e Butterfly Network, Inc 473,250
160,902 *,e Cano Health, Inc 222,045
52,119 * Cardiovascular Systems, Inc 726,539
75,648 *,e CareMax, Inc 354,789
33,263 * Castle Biosciences, Inc 900,762
237,114 * Cerus Corp 744,538
527,952 *,e Clover Health Investments Corp 702,176
165,000 * Community Health Systems, Inc 861,300
18,280 * Computer Programs & Systems, Inc 537,066
39,439 Conmed Corp 3,776,679
12,049 * Corvel Corp 2,146,650
48,883 * Cross Country Healthcare, Inc 1,356,503
54,426 * CryoLife, Inc 709,715
150,283 * Cue Health, Inc 393,741
22,042 * Cutera, Inc 767,723
112,316 * DocGo, Inc 1,123,160
78,126 Embecta Corp 2,061,745
72,817 Ensign Group, Inc 6,790,185

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
111,548 * Evolent Health, Inc $ 3,594,077
167,394 * Figs, Inc 1,498,176
29,195 * Fulgent Genetics, Inc 986,207
61,638 * Glaukos Corp 3,023,344
68,941 * Haemonetics Corp 5,832,409
77,062 * Health Catalyst, Inc 1,071,162
112,652 * HealthEquity, Inc 6,854,874
33,568 * HealthStream, Inc 811,674
13,709 * Heska Corp 1,226,133
164,376 *,e Hims & Hers Health, Inc 1,361,033
65,163 * Inari Medical, Inc 3,717,549
21,483 * Innovage Holding Corp 160,908
32,057 * Inogen, Inc 747,890
38,141 * Inspire Medical Systems, Inc 9,651,961
44,752 * Integer Holding Corp 2,945,129
329,226 *,e Invitae Corp 776,973
9,882 iRadimed Corp 369,587
40,831 * iRhythm Technologies, Inc 4,013,687
20,600 * Joint Corp 374,302
92,568 * Lantheus Holdings, Inc 5,322,660
26,168 LeMaitre Vascular, Inc 1,234,606
40,372 * LHC Group, Inc 6,402,999
92,128 * LifeStance Health Group, Inc 486,436
72,720 * LivaNova plc 4,086,864
111,471 * MEDNAX, Inc 1,711,080
57,287 * Meridian Bioscience, Inc 1,947,758
75,869 * Merit Medical Systems, Inc 5,413,253
7,010 Mesa Laboratories, Inc 1,363,725
17,595 * ModivCare, Inc 1,887,240
509,237 *,e Multiplan Corp 672,193
63,975 *,e Nano-X Imaging Ltd 589,849
16,741 National Healthcare Corp 996,759
18,823 National Research Corp 873,764
294,019 * Neogen Corp 6,294,947
47,225 * Nevro Corp 1,734,102
76,647 * NextGen Healthcare, Inc 1,457,826
340,229 * Nutex Health, Inc 455,907
70,997 * NuVasive, Inc 3,237,463
59,722 * Omnicell, Inc 3,312,779
48,496 * Oncology Institute, Inc 71,774
569,860 *,e Opko Health, Inc 735,119
21,914 * OptimizeRx Corp 393,356
211,455 * Option Care Health, Inc 6,104,706
99,167 * OraSure Technologies, Inc 553,352
47,704 * Orthofix Medical Inc 1,031,838
20,885 * OrthoPediatrics Corp 984,310
65,683 * Outset Medical, Inc 1,847,006
100,505 * Owens & Minor, Inc 1,983,969
15,949 *,e Owlet, Inc 6,517
35,677 *,e P3 Health Partners, Inc 46,023
61,194 *,e Paragon 28, Inc 1,031,119
117,873 Patterson Cos, Inc 3,558,586
96,231 * Pear Therapeutics, Inc 104,892
33,492 * Pennant Group, Inc 433,386
38,312 * PetIQ, Inc 453,614
67,254 * Phreesia, Inc 2,521,352
62,228 * Privia Health Group, Inc 1,682,645
35,111 * PROCEPT BioRobotics Corp 1,365,467
137,717 *,† Progenics Pharmaceuticals, Inc 0
103,104 * Progyny, Inc 3,545,747
201,668 * Project Roadrunner Parent, Inc 2,885,869

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
47,757 * Pulmonx Corp $ 424,560
67,310 * RadNet, Inc 1,416,876
27,302 * RxSight, Inc 382,228
73,054 * Schrodinger, Inc 1,766,446
140,329 Select Medical Holdings Corp 4,079,364
181,862 *,e Sema4 Holdings Corp 77,255
630,030 *,e Senseonics Holdings, Inc 711,934
404,354 *,e Sharecare, Inc 1,027,059
48,177 * Shockwave Medical Inc 9,053,904
46,870 * SI-BONE, Inc 798,196
29,558 * Sight Sciences, Inc 340,213
50,803 * Silk Road Medical Inc 2,761,651
20,907 Simulations Plus, Inc 860,114
64,861 * Staar Surgical Co 4,575,944
69,148 * Surgery Partners, Inc 2,295,714
19,020 * SurModics, Inc 534,652
25,353 * Tactile Systems Technology, Inc 328,828
41,062 * Transmedics Group, Inc 2,587,727
44,596 * Treace Medical Concepts, Inc 1,029,722
9,065 * UFP Technologies, Inc 1,030,962
17,329 US Physical Therapy, Inc 1,718,170
4,768 Utah Medical Products, Inc 439,276
54,113 * Varex Imaging Corp 1,162,888
342,623 *,e VG Acquisition Corp 856,558
76,161 * Vicarious Surgical, Inc 206,396
200,354 * ViewRay, Inc 919,625
29,033 * Zimvie, Inc 284,814
28,246 *,e Zynex Inc 399,116
TOTAL HEALTH CARE EQUIPMENT & SERVICES 233,942,044
HOUSEHOLD & PERSONAL PRODUCTS - 1 .0%
128,403 *,e Beauty Health Co 1,463,794
177,752 * BellRing Brands, Inc 5,041,047
13,701 * Central Garden & Pet Co 574,620
53,970 * Central Garden and Pet Co (Class A) 2,138,831
68,614 Edgewell Personal Care Co 2,940,796
66,048 * elf Beauty, Inc 3,801,062
90,266 Energizer Holdings, Inc 3,348,869
130,262 * Herbalife Nutrition Ltd 2,288,703
91,613 * Honest Co, Inc 302,323
24,487 Inter Parfums, Inc 2,894,853
14,608 Medifast, Inc 1,628,062
18,571 * Nature's Sunshine Products, Inc 196,110
66,542 Nu Skin Enterprises, Inc (Class A) 2,853,321
10,434 * Thorne HealthTech, Inc 48,101
14,674 * USANA Health Sciences, Inc 857,548
89,783 *,e Veru, Inc 517,150
18,626 e WD-40 Co 3,250,982
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 34,146,172
INSURANCE - 2 .1%
59,995 * AMBAC Financial Group, Inc 999,517
95,809 American Equity Investment Life Holding Co 4,565,299
26,646 Amerisafe, Inc 1,467,662
42,305 Argo Group International Holdings Ltd 1,174,387
269,623 *,e Bright Health Group, Inc 239,075
82,191 * BRP Group, Inc 2,354,772
153,082 Conseco, Inc 3,943,392
23,966 Crawford & Co 155,060
21,294 Donegal Group, Inc (Class A) 323,243
34,162 * eHealth, Inc 283,545

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
37,477 Employers Holdings, Inc $ 1,644,116
15,197 * Enstar Group Ltd 3,682,233
669,481 * Genworth Financial, Inc (Class A) 3,695,535
25,918 * Goosehead Insurance, Inc 1,012,098
36,612 * Greenlight Capital Re Ltd (Class A) 360,628
9,033 e HCI Group, Inc 453,547
22,228 *,e Hippo Holdings, Inc 372,986
54,712 Horace Mann Educators Corp 1,948,294
1,606 Investors Title Co 260,172
48,376 James River Group Holdings Ltd 1,096,200
29,286 Kinsale Capital Group, Inc 8,154,394
64,486 *,e Lemonade, Inc 1,049,832
65,919 * MBIA, Inc 857,606
36,239 Mercury General Corp 1,294,819
2,911 National Western Life Group, Inc 805,765
11,769 * NI Holdings, Inc 155,939
165,092 * Oscar Health, Inc 633,953
32,269 * Palomar Holdings, Inc 1,649,269
73,221 ProAssurance Corp 1,419,755
52,743 RLI Corp 6,985,810
10,785 *,e Root, Inc 63,416
18,816 Safety Insurance Group, Inc 1,587,882
80,816 Selective Insurance Group, Inc 7,677,520
187,708 * Selectquote, Inc 161,842
126,833 * SiriusPoint Ltd 962,662
36,378 Stewart Information Services Corp 1,737,777
32,068 Tiptree Inc 481,341
27,625 * Trean Insurance Group, Inc 168,236
52,785 * Trupanion, Inc 3,115,371
29,828 United Fire Group Inc 939,284
36,061 Universal Insurance Holdings, Inc 459,417
TOTAL INSURANCE 70,393,651
MATERIALS - 4 .4%
52,114 *,e 5E Advanced Materials, Inc 513,323
35,671 AdvanSix, Inc 1,542,414
168,274 * Allegheny Technologies, Inc 6,123,491
20,635 Alpha Metallurgical Resources, Inc 3,320,791
38,046 American Vanguard Corp 859,459
275,614 *,e Amyris, Inc 438,226
137,395 * Arconic Corp 3,230,156
42,925 * Aspen Aerogels, Inc 450,713
122,487 Avient Corp 4,963,173
43,368 Balchem Corp 5,665,162
75,304 Cabot Corp 5,672,650
64,763 Carpenter Technology Corp 3,127,405
73,534 * Century Aluminum Co 826,522
10,628 Chase Corp 1,003,071
21,636 * Clearwater Paper Corp 835,366
386,518 * Coeur Mining, Inc 1,503,555
157,875 Commercial Metals Co 8,567,876
46,350 Compass Minerals International, Inc 2,162,691
172,958 * Constellium SE 2,513,080
71,181 *,e Dakota Gold Corp 249,845
126,852 *,e Danimer Scientific, Inc 289,223
109,249 * Diversey Holdings Ltd 663,141
35,238 FutureFuel Corp 326,656
66,290 Glatfelter Corp 290,350
33,621 Greif, Inc (Class A) 2,401,548
7,377 Greif, Inc (Class B) 607,865
72,056 H.B. Fuller Co 4,979,070

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
26,964 Hawkins, Inc $ 1,051,596
17,167 Haynes International, Inc 956,030
754,774 Hecla Mining Co 4,656,956
211,507 * Hycroft Mining Holding Corp 126,672
50,764 * Ingevity Corp 4,184,984
33,261 Innospec, Inc 3,759,158
15,133 * Intrepid Potash, Inc 495,303
19,508 *,e Ivanhoe Electric, Inc 258,481
20,890 Kaiser Aluminum Corp 1,828,293
27,522 Koppers Holdings, Inc 952,536
30,976 Kronos Worldwide, Inc 360,870
220,395 * Livent Corp 5,712,638
100,149 * LSB Industries, Inc 1,272,894
27,174 Materion Corp 2,452,454
43,548 Minerals Technologies, Inc 3,024,409
49,797 Myers Industries, Inc 1,199,112
326,166 * Novagold Resources Inc 2,058,107
210,613 * O-I Glass, Inc 4,054,300
13,023 Olympic Steel, Inc 576,138
136,132 *,e Origin Materials, Inc 823,599
81,765 Orion Engineered Carbons SA 1,718,700
58,278 Pactiv Evergreen, Inc 670,780
159,335 * Perimeter Solutions S.A. 1,481,816
23,491 * Piedmont Lithium, Inc 1,612,422
45,204 * PolyMet Mining Corp 118,434
97,231 * PQ Group Holdings, Inc 1,019,953
139,770 *,e PureCycle Technologies, Inc 1,171,273
18,327 Quaker Chemical Corp 3,608,037
31,252 Ramaco Resources, Inc 325,958
59,396 * Ranpak Holdings Corp 454,973
83,699 * Rayonier Advanced Materials, Inc 580,034
60,339 * Resolute Forest Products 1,309,960
26,792 Ryerson Holding Corp 1,022,651
34,222 Schnitzer Steel Industries, Inc (Class A) 1,158,072
73,697 Schweitzer-Mauduit International, Inc 2,031,089
56,727 Sensient Technologies Corp 4,293,667
28,624 Stepan Co 3,144,060
160,790 * Summit Materials, Inc 5,283,559
116,349 SunCoke Energy, Inc 1,059,939
48,230 Sylvamo Corp 2,292,372
58,512 * TimkenSteel Corp 1,150,931
35,279 Tredegar Corp 427,934
56,113 Trimas Corp 1,727,719
49,110 Trinseo plc 1,362,803
158,452 Tronox Holdings plc 2,717,452
2,821 United States Lime & Minerals, Inc 428,228
3,773 Valhi, Inc 97,457
69,800 Warrior Met Coal, Inc 2,644,024
41,616 Worthington Industries, Inc 2,366,702
TOTAL MATERIALS 150,212,351
MEDIA & ENTERTAINMENT - 1 .8%
50,595 * AdTheorent Holding Co, Inc 88,035
119,692 * Advantage Solutions, Inc 310,002
42,251 * AMC Networks, Inc 782,066
15,863 * Arena Group Holdings, Inc 141,815
30,157 * Boston Omaha Corp 797,653
116,754 * Bumble, Inc 3,006,416
43,573 * Cardlytics, Inc 326,798
137,528 * Cargurus, Inc 2,427,369
89,483 * Cars.com, Inc 1,530,159

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
147,784 * Cinemark Holdings, Inc $ 1,764,541
514,235 * Clear Channel 982,189
20,146 * Cumulus Media Inc 134,978
1,684 * Daily Journal Corp 515,304
59,741 * DHI Group, Inc 354,862
148,074 * Entercom Communications Corp 47,561
83,468 Entravision Communications Corp (Class A) 542,542
107,546 * Eventbrite Inc 956,084
27,255 * EverQuote Inc 425,178
77,470 * EW Scripps Co (Class A) 1,158,177
249,377 *,e fuboTV, Inc 640,899
12,214 * Gambling.com Group Ltd 116,888
201,540 * Gannett Co, Inc 455,480
111,923 Gray Television, Inc 1,450,522
163,465 * iHeartMedia, Inc 1,266,854
65,978 * Imax Corp 1,121,626
106,772 *,e Innovid Corp 240,237
53,517 * Integral Ad Science Holding Corp 550,155
57,467 John Wiley & Sons, Inc (Class A) 2,631,989
43,620 * Leafly Holdings, Inc 27,908
12,252 *,e Liberty Braves Group (Class A) 430,413
50,947 * Liberty Braves Group (Class C) 1,766,842
78,321 * Lions Gate Entertainment Corp (Class A) 624,218
161,409 * Lions Gate Entertainment Corp (Class B) 1,229,937
36,074 * Madison Square Garden Entertainment Corp 1,886,309
179,136 * Magnite, Inc 2,163,963
33,377 e Marcus Corp 505,328
32,430 * MediaAlpha, Inc 452,399
55,980 * Outbrain, Inc 275,422
110,418 * Playstudios, Inc 510,131
59,270 * PubMatic, Inc 908,609
70,786 * QuinStreet, Inc 1,085,149
28,672 * Reservoir Media, Inc 201,851
39,596 Scholastic Corp 1,751,727
55,927 Sinclair Broadcast Group, Inc (Class A) 1,153,774
426,892 *,e Skillz, Inc 341,257
101,520 * Stagwell, Inc 712,670
37,295 * TechTarget, Inc 1,847,221
300,482 TEGNA, Inc 5,988,606
35,466 * Thryv Holdings, Inc 793,374
129,623 * TrueCar, Inc 404,424
11,707 * Urban One, Inc 82,066
5,740 * Urban One, Inc 28,585
203,242 * Vimeo, Inc 922,719
18,067 * Wejo Group Ltd 15,899
74,392 * WideOpenWest, Inc 854,764
91,306 * Yelp, Inc 2,877,052
61,726 * Ziff Davis Inc 5,523,242
98,690 * ZipRecruiter, Inc 1,938,272
TOTAL MEDIA & ENTERTAINMENT 62,070,510
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .6%
52,182 * 2seventy bio, Inc 709,675
40,664 * 4D Molecular Therapeutics, Inc 855,977
20,225 * Aadi Bioscience, Inc 255,239
278,049 *,e AbCellera Biologics, Inc 2,927,856
54,540 *,e Absci Corp 171,256
162,152 * Acadia Pharmaceuticals, Inc 3,085,753
87,055 * Aclaris Therapeutics, Inc 1,471,229
58,945 * Adagio Therapeutics, Inc 134,395
155,802 * Adaptive Biotechnologies Corp 1,444,285

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
39,462 * Adicet Bio, Inc $ 361,077
258,983 * ADMA Biologics, Inc 955,647
12,452 *,e Aerovate Therapeutics, Inc 284,528
198,273 * Affimed NV 255,772
412,657 * Agenus, Inc 1,077,035
72,906 * Agios Pharmaceuticals, Inc 2,149,269
47,217 * Akero Therapeutics, Inc 2,337,241
21,951 * Akoya Biosciences, Inc 246,949
23,945 * Albireo Pharma, Inc 1,069,384
86,500 * Alector, Inc 762,930
221,491 * Alkermes plc 6,343,502
108,997 * Allogene Therapeutics, Inc 841,457
43,763 *,e Allovir, Inc 252,950
9,350 * Alpha Teknova, Inc 55,726
31,004 *,e Alpine Immune Sciences, Inc 260,434
30,055 *,e ALX Oncology Holdings, Inc 279,511
373,681 * Amicus Therapeutics, Inc 4,872,800
134,975 * Amneal Pharmaceuticals, Inc 296,945
53,497 * Amphastar Pharmaceuticals, Inc 1,618,819
68,242 * Amylyx Pharmaceuticals, Inc 2,674,404
15,065 * AN2 Therapeutics, Inc 183,190
28,321 * AnaptysBio, Inc 704,910
91,173 *,e Anavex Life Sciences Corp 991,051
17,618 * ANI Pharmaceuticals, Inc 788,053
20,311 * Anika Therapeutics, Inc 629,844
126,922 * Apellis Pharmaceuticals, Inc 6,692,597
150,622 *,e Arbutus Biopharma Corp 453,372
40,027 * Arcellx, Inc 1,337,302
32,759 * Arcturus Therapeutics Holdings, Inc 692,198
69,500 * Arcus Biosciences, Inc 1,503,285
57,016 * Arcutis Biotherapeutics, Inc 944,755
139,276 * Arrowhead Pharmaceuticals Inc 4,873,267
66,851 * Arvinas, Inc 2,190,707
123,720 * Atara Biotherapeutics, Inc 627,260
105,147 * Atea Pharmaceuticals, Inc 486,831
47,470 * Athira Pharma, Inc 191,779
25,495 * Aura Biosciences, Inc 265,403
175,933 * Aurinia Pharmaceuticals, Inc 1,592,194
84,807 * Avid Bioservices, Inc 1,342,495
71,462 * Avidity Biosciences, Inc 1,693,649
43,389 *,e Axsome Therapeutics, Inc 3,254,175
85,870 * Beam Therapeutics, Inc 3,731,051
78,244 * Berkeley Lights, Inc 168,225
252,390 * BioCryst Pharmaceuticals, Inc 2,662,715
85,677 * Biohaven Ltd 1,635,574
392,702 *,e Bionano Genomics, Inc 710,791
26,789 *,e Bioxcel Therapeutics Inc 764,022
112,699 * Bluebird Bio, Inc 715,639
80,745 * Blueprint Medicines Corp 3,774,021
143,844 * Bridgebio Pharma, Inc 1,334,872
56,607 * C4 Therapeutics, Inc 440,969
59,968 * Cara Therapeutics, Inc 700,426
71,907 * CareDx, Inc 1,074,291
75,876 * Caribou Biosciences, Inc 547,066
51,323 *,e Cassava Sciences, Inc 1,437,044
130,284 * Catalyst Pharmaceuticals, Inc 2,018,099
61,819 * Celldex Therapeutics, Inc 2,723,745
95,043 * Celularity, Inc 79,846
26,194 * Century Therapeutics, Inc 119,707
77,505 * Cerevel Therapeutics Holdings, Inc 2,646,796
114,296 * Chimerix, Inc 202,304

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
69,506 * Chinook Therapeutics, Inc $ 1,756,417
33,705 * CinCor Pharma, Inc 975,086
89,565 * Codexis, Inc 550,825
83,662 * Cogent Biosciences, Inc 1,259,950
100,420 * Coherus Biosciences, Inc 851,562
43,961 * Collegium Pharmaceutical, Inc 1,234,425
118,506 * Corcept Therapeutics, Inc 2,709,047
70,303 * Crinetics Pharmaceuticals, Inc 1,378,642
61,495 * CryoPort, Inc 1,403,931
134,124 * CTI BioPharma Corp 741,706
40,484 * Cullinan Oncology, Inc 471,234
150,898 * Cytek Biosciences, Inc 1,818,321
111,124 * Cytokinetics, Inc 4,720,548
38,659 * Day One Biopharmaceuticals, Inc 841,606
62,906 * Deciphera Pharmaceuticals, Inc 1,070,031
147,288 * Denali Therapeutics, Inc 4,458,408
47,309 *,e Design Therapeutics, Inc 371,376
47,918 * DICE Therapeutics, Inc 1,522,355
162,338 * Dynavax Technologies Corp 1,847,406
43,355 * Dyne Therapeutics, Inc 632,983
14,382 * Eagle Pharmaceuticals, Inc 488,125
51,446 *,e Edgewise Therapeutics, Inc 526,293
97,325 * Editas Medicine, Inc 962,544
70,201 * Emergent Biosolutions, Inc 925,951
26,286 * Enanta Pharmaceuticals, Inc 1,403,147
27,646 *,e Enochian Biosciences Inc 33,728
264,603 * EQRx, Inc 648,277
90,817 * Erasca, Inc 363,268
100,332 *,e Esperion Thereapeutics, Inc 638,112
49,373 * Evolus, Inc 512,985
32,437 *,e EyePoint Pharmaceuticals, Inc 151,156
113,106 * Fate Therapeutics, Inc 674,112
117,826 * FibroGen, Inc 2,780,694
28,008 * Foghorn Therapeutics, Inc 240,869
59,181 * Fulcrum Therapeutics, Inc 746,272
64,840 * Generation Bio Co 382,556
495,247 * Geron Corp 1,634,315
101,597 * GreenLight Biosciences Holdings PBC 110,741
180,183 * Halozyme Therapeutics, Inc 9,328,074
35,302 * Harmony Biosciences Holdings, Inc 1,700,497
145,136 *,e Heron Therapeutics, Inc 393,319
23,646 *,e HilleVax, Inc 404,347
80,338 *,e Humacyte, Inc 211,289
29,647 * Icosavax, Inc 312,776
60,041 * Ideaya Biosciences, Inc 1,022,498
13,418 *,e IGM Biosciences, Inc 304,991
111,459 *,e ImmunityBio, Inc 423,544
288,412 * Immunogen, Inc 1,326,695
60,211 * Immunovant, Inc 1,069,949
44,107 * Inhibrx, Inc 1,102,675
84,663 * Innoviva, Inc 1,070,987
346,227 *,e Inovio Pharmaceuticals, Inc 574,737
183,070 * Insmed, Inc 3,941,497
115,003 * Intellia Therapeutics, Inc 4,880,727
33,587 * Intercept Pharmaceuticals, Inc 613,299
123,925 * Intra-Cellular Therapies, Inc 5,938,486
208,717 * Iovance Biotherapeutics, Inc 1,661,387
186,268 * Ironwood Pharmaceuticals, Inc 2,145,807
33,162 * iTeos Therapeutics, Inc 693,086
182,143 * IVERIC bio, Inc 4,207,503
21,259 * Janux Therapeutics, Inc 472,162

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
51,612 * Jounce Therapeutics, Inc $ 60,386
32,824 * KalVista Pharmaceuticals Inc 261,279
40,684 * Karuna Therapeutics, Inc 8,111,983
106,245 * Karyopharm Therapeutics, Inc 350,609
26,048 * Keros Therapeutics, Inc 1,525,631
73,473 * Kezar Life Sciences, Inc 526,801
43,001 * Kiniksa Pharmaceuticals Ltd 621,794
40,933 *,e Kinnate Biopharma, Inc 308,225
49,058 * Kodiak Sciences, Inc 396,389
51,601 * Kronos Bio, Inc 123,842
29,192 * Krystal Biotech Inc 2,426,439
84,916 * Kura Oncology, Inc 1,173,539
51,478 * Kymera Therapeutics, Inc 1,924,248
106,290 * Lexicon Pharmaceuticals, Inc 238,090
20,219 * Ligand Pharmaceuticals, Inc (Class B) 1,409,264
66,537 *,e Liquidia Corp 439,144
232,757 *,e Lyell Immunopharma, Inc 761,115
82,092 * MacroGenics, Inc 473,671
17,160 * Madrigal Pharmaceuticals, Inc 4,946,370
337,307 *,e MannKind Corp 1,845,069
121,346 * MaxCyte, Inc 708,661
34,329 * Medpace Holdings, Inc 7,589,112
38,773 * MeiraGTx Holdings plc 324,142
122,354 * Mersana Therapeutics, Inc 805,089
147,555 * MiMedx Group, Inc 571,038
25,173 * Mirum Pharmaceuticals, Inc 591,062
41,302 *,e Monte Rosa Therapeutics, Inc 305,635
35,874 * Morphic Holding, Inc 1,174,156
108,616 * Myriad Genetics, Inc 2,141,908
65,874 * NanoString Technologies, Inc 696,947
66,458 *,e Nautilus Biotechnology, Inc 130,258
256,048 * Nektar Therapeutics 696,451
170,555 * NeoGenomics, Inc 2,026,193
54,749 * NGM Biopharmaceuticals Inc 286,885
45,244 * Nkarta, Inc 241,151
62,887 * Nurix Therapeutics, Inc 772,881
27,265 * Nuvalent, Inc 824,766
162,547 *,e Nuvation Bio, Inc 399,866
277,504 *,e Ocugen, Inc 352,430
109,895 * Ocular Therapeutix, Inc 429,689
7,972 *,† Omniab, Inc 0
7,972 *,† Omniab, Inc 0
103,019 * OmniAb, Inc 426,499
99,130 * Organogenesis Holdings Inc 253,773
146,573 *,e Outlook Therapeutics, Inc 168,559
307,486 * Pacific Biosciences of California, Inc 3,410,020
60,979 * Pacira BioSciences Inc 2,394,645
39,406 *,e Pardes Biosciences, Inc 81,570
20,391 * PepGen, Inc 318,507
32,352 *,e Phathom Pharmaceuticals, Inc 385,959
28,478 Phibro Animal Health Corp 438,561
52,216 * PMV Pharmaceuticals, Inc 428,171
115,831 *,e Point Biopharma Global, Inc 926,648
58,544 * Praxis Precision Medicines, Inc 291,549
148,497 *,e Precigen, Inc 240,565
67,238 * Prestige Consumer Healthcare, Inc. 4,421,571
14,128 * Prime Medicine, Inc 248,370
47,089 * Prometheus Biosciences, Inc 5,352,136
64,744 * Protagonist Therapeutics, Inc 860,448
49,629 * Prothena Corp plc 2,806,520
85,505 *,e Provention Bio, Inc 740,473

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
94,814 * PTC Therapeutics, Inc $ 4,351,014
47,125 * Quanterix Corp 665,876
130,597 * Quantum-Si, Inc 289,925
22,091 * Rallybio Corp 153,312
36,290 * RAPT Therapeutics, Inc 1,054,225
37,935 * Reata Pharmaceuticals, Inc 1,643,724
180,730 * Recursion Pharmaceuticals, Inc 1,505,481
55,718 * REGENXBIO, Inc 1,293,215
115,261 * Relay Therapeutics, Inc 2,473,501
37,055 * Relmada Therapeutics, Inc 150,443
54,600 * Replimune Group, Inc 1,520,610
109,268 * Revance Therapeutics, Inc 3,789,414
102,057 * REVOLUTION Medicines, Inc 2,729,004
228,142 * Rigel Pharmaceuticals, Inc 374,153
72,762 * Rocket Pharmaceuticals, Inc 1,581,118
70,627 * Sage Therapeutics, Inc 3,131,601
120,462 *,e Sana Biotechnology, Inc 549,307
177,702 * Sangamo Therapeutics Inc 620,180
86,813 * Science 37 Holdings, Inc 46,870
72,739 * Seer, Inc 330,962
96,729 * Seres Therapeutics, Inc 529,108
65,159 SIGA Technologies, Inc 477,615
76,382 *,e Singular Genomics Systems, Inc 204,322
208,538 * SomaLogic, Inc 725,712
626,230 *,e Sorrento Therapeutics, Inc 600,241
88,306 *,e Sorrento Therapeutics, Inc 557,387
46,867 * SpringWorks Therapeutics, Inc 1,471,624
29,887 * Stoke Therapeutics, Inc 297,675
65,592 * Supernus Pharmaceuticals, Inc 2,689,928
67,890 * Sutro Biopharma, Inc 491,524
72,071 * Syndax Pharmaceuticals, Inc 2,068,438
64,979 * Tango Therapeutics, Inc 428,861
25,346 * Tarsus Pharmaceuticals, Inc 399,453
40,959 * Tenaya Therapeutics, Inc 140,080
175,606 * TG Therapeutics, Inc 2,674,479
84,196 *,e Theravance Biopharma, Inc 910,159
21,024 * Theseus Pharmaceuticals, Inc 294,126
17,476 * Third Harmonic Bio, Inc 76,370
84,367 * Travere Therapeutics, Inc 1,889,821
76,783 * Twist Bioscience Corp 2,202,904
18,400 *,e Tyra Biosciences, Inc 195,408
77,049 * Vanda Pharmaceuticals, Inc 591,736
176,407 *,e Vaxart Inc 190,520
97,070 * Vaxcyte, Inc 4,402,125
291,530 *,e VBI Vaccines, Inc 169,670
33,765 * Ventyx Biosciences, Inc 1,418,130
19,644 *,e Vera Therapeutics, Inc 166,581
96,477 * Veracyte, Inc 2,424,467
63,230 * Vericel Corp 1,736,928
63,316 * Verve Therapeutics, Inc 1,440,439
96,415 * Vir Biotechnology, Inc 2,849,063
51,246 * Viridian Therapeutics, Inc 1,871,504
272,139 * VistaGen Therapeutics, Inc 70,430
78,748 * Xencor, Inc 2,592,384
185,451 * Xeris Biopharma Holdings, Inc 229,959
50,449 * Y-mAbs Therapeutics, Inc 226,516
63,586 * Zentalis Pharmaceuticals, Inc 1,500,630
83,039 *,† Zogenix, Inc 56,467
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 327,320,372

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE - 6 .5%
125,823 Acadia Realty Trust $ 1,954,031
118,456 Agree Realty Corp 8,840,371
96,444 Alexander & Baldwin, Inc 1,930,809
2,879 Alexander's, Inc 683,129
68,188 American Assets Trust, Inc 1,940,630
187,059 American Finance Trust, Inc 1,277,613
202,815 Apartment Investment and Management Co 1,523,141
290,271 Apple Hospitality REIT, Inc 5,146,505
93,037 Armada Hoffler Properties, Inc 1,179,709
46,884 * Ashford Hospitality Trust, Inc 323,031
4,870 * Bluerock Homes Trust, Inc 105,241
95,713 BraeMar Hotels & Resorts, Inc 507,279
236,646 Brandywine Realty Trust 1,552,398
233,880 Broadstone Net Lease, Inc 4,235,567
14,263 Brt Realty Trust 298,810
130,682 CareTrust REIT, Inc 2,707,731
37,231 CBL & Associates Properties, Inc 992,206
20,439 Centerspace 1,382,085
66,980 Chatham Lodging Trust 951,786
54,938 City Office REIT, Inc 540,590
13,183 Clipper Realty, Inc 92,808
33,133 Community Healthcare Trust, Inc 1,420,743
363,163 *,e Compass, Inc 1,459,915
152,160 Corporate Office Properties Trust 4,271,131
22,758 CTO Realty Growth, Inc 446,967
215,019 * Cushman & Wakefield plc 3,102,724
283,252 DiamondRock Hospitality Co 2,727,717
214,204 DigitalBridge Group, Inc 3,170,219
332,930 Diversified Healthcare Trust 263,481
191,687 *,e Doma Holdings, Inc 136,098
109,262 Douglas Elliman, Inc 509,161
126,289 Easterly Government Properties, Inc 2,050,933
181,558 Empire State Realty Trust, Inc 1,514,194
141,813 Equity Commonwealth 3,619,068
188,726 Essential Properties Realty Trust, Inc 4,808,738
94,388 e eXp World Holdings Inc 1,471,509
67,670 Farmland Partners, Inc 871,590
24,714 * Forestar Group, Inc 367,744
112,912 Four Corners Property Trust, Inc 3,247,349
144,551 Franklin Street Properties Corp 445,217
8,758 * FRP Holdings, Inc 491,937
57,546 Getty Realty Corp 2,096,401
53,876 Gladstone Commercial Corp 915,353
45,018 Gladstone Land Corp 879,652
83,263 Global Medical REIT, Inc 935,043
140,587 Global Net Lease, Inc 2,101,776
40,929 Hersha Hospitality Trust 376,547
302,506 Independence Realty Trust, Inc 5,696,188
7,062 Indus Realty Trust, Inc 452,674
90,707 Industrial Logistics Properties Trust 400,018
37,602 Innovative Industrial Properties, Inc 3,375,908
90,508 InvenTrust Properties Corp 2,250,934
92,401 iStar Inc 857,481
157,648 Kennedy-Wilson Holdings, Inc 2,818,746
294,031 Kite Realty Group Trust 6,380,473
368,020 Lexington Realty Trust 4,250,631
54,140 LTC Properties, Inc 2,065,441
290,270 Macerich Co 3,988,310
116,952 * Mack-Cali Realty Corp 2,023,270
34,418 Marcus & Millichap, Inc 1,247,308
56,569 National Health Investors, Inc 3,327,954

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
74,897 NETSTREIT Corp $ 1,507,677
183,117 Newmark Group, Inc 1,569,313
30,782 NexPoint Residential Trust, Inc 1,554,491
30,000 *,e Offerpad Solutions, Inc 27,525
66,023 Office Properties Income Trust 1,132,955
22,032 One Liberty Properties, Inc 531,192
79,594 Orion Office REIT, Inc 768,082
199,999 Outfront Media, Inc 3,979,980
254,434 Paramount Group, Inc 1,641,099
173,882 Pebblebrook Hotel Trust 2,851,665
157,573 Phillips Edison & Co, Inc 5,281,847
308,627 Physicians Realty Trust 4,894,824
171,598 Piedmont Office Realty Trust, Inc 1,818,939
52,730 Plymouth Industrial REIT, Inc 1,180,097
24,761 Postal Realty Trust, Inc 382,805
107,511 PotlatchDeltic Corp 5,262,663
23,216 Re/Max Holdings, Inc 529,557
145,823 * Realogy Holdings Corp 1,236,579
150,429 *,e Redfin Corp 1,125,209
162,732 Retail Opportunities Investment Corp 2,576,048
216,956 RLJ Lodging Trust 2,727,137
20,152 RMR Group, Inc 625,115
116,491 RPT Realty 1,220,826
72,756 Ryman Hospitality Properties 6,758,305
312,247 Sabra Healthcare REIT, Inc 4,215,334
36,192 Safehold, Inc 1,265,272
16,086 Saul Centers, Inc 688,642
218,032 Service Properties Trust 1,942,665
264,882 SITE Centers Corp 3,615,639
47,200 St. Joe Co 2,223,120
245,013 STAG Industrial, Inc 8,722,463
8,230 e Stratus Properties, Inc 181,225
138,486 Summit Hotel Properties, Inc 1,179,901
288,598 Sunstone Hotel Investors, Inc 3,171,692
137,245 Tanger Factory Outlet Centers, Inc 2,622,752
28,845 * Tejon Ranch Co 577,477
100,922 Terreno Realty Corp 6,502,404
629 * Transcontinental Realty Investors, Inc 28,619
69,115 UMH Properties, Inc 1,238,541
321,468 Uniti Group, Inc 2,118,474
16,731 Universal Health Realty Income Trust 917,026
154,579 Urban Edge Properties 2,434,619
38,189 Urstadt Biddle Properties, Inc (Class A) 717,189
116,872 Washington REIT 2,243,942
62,723 Whitestone REIT 652,946
153,284 Xenia Hotels & Resorts, Inc 2,283,932
TOTAL REAL ESTATE 221,729,817
RETAILING - 3 .0%
36,380 * 1-800-FLOWERS.COM, Inc (Class A) 362,709
28,633 * 1stdibs.com, Inc 173,802
44,172 Aaron's Co, Inc 647,120
65,134 * Abercrombie & Fitch Co (Class A) 1,886,281
104,903 Academy Sports & Outdoors, Inc 6,128,433
14,388 * aka Brands Holding Corp 21,870
210,912 American Eagle Outfitters, Inc 3,404,120
8,391 * America's Car-Mart, Inc 722,801
116,988 Arko Corp 981,529
30,041 * Asbury Automotive Group, Inc 6,609,020
166,909 * BARK, Inc 335,487
52,970 *,e Bed Bath & Beyond, Inc 149,375

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
29,233 e Big 5 Sporting Goods Corp $ 292,038
39,199 e Big Lots, Inc 641,296
40,167 * Boot Barn Holdings, Inc 3,353,543
81,493 *,e Boxed, Inc 43,631
40,665 Buckle, Inc 1,789,260
17,777 * Build-A-Bear Workshop, Inc 436,603
48,727 Caleres, Inc 1,267,876
53,948 Camping World Holdings, Inc 1,370,819
65,016 * CarParts.com, Inc 443,409
22,203 Cato Corp (Class A) 220,698
165,428 * Chico's FAS, Inc 871,805
18,530 * Children's Place, Inc 840,706
10,253 * Citi Trends, Inc 322,764
17,244 * Conn's, Inc 162,266
40,930 * Container Store Group, Inc 213,245
811,536 *,e ContextLogic, Inc 558,256
68,739 Designer Brands, Inc 708,699
76,829 * Destination XL Group, Inc 547,791
5,373 e Dillard's, Inc (Class A) 2,113,255
20,264 * Duluth Holdings, Inc 134,756
92,293 *,e EVgo, Inc 635,899
64,135 *,e Express Parent LLC 74,397
109,193 Foot Locker, Inc 4,750,987
35,382 e Franchise Group, Inc 1,092,950
44,369 *,e Funko, Inc 536,865
16,973 * Genesco, Inc 819,626
19,162 Group 1 Automotive, Inc 4,097,794
32,196 *,e Groupon, Inc 265,939
80,682 * GrowGeneration Corp 416,319
41,171 e Guess?, Inc 953,932
20,154 Haverty Furniture Cos, Inc 703,778
17,167 Hibbett Sports, Inc 1,139,202
18,169 JOANN, Inc 71,222
22,463 * Lands' End, Inc 202,841
33,773 * Liquidity Services, Inc 506,257
23,158 *,e Lulu's Fashion Lounge Holdings, Inc 74,800
41,895 * Lumber Liquidators, Inc 253,884
29,604 * MarineMax, Inc 925,125
42,468 Monro Muffler, Inc 2,161,621
28,355 Murphy USA, Inc 7,713,411
106,017 * National Vision Holdings, Inc 4,357,299
54,110 * ODP Corp 2,792,076
15,384 * OneWater Marine, Inc 503,672
56,647 * Overstock.com, Inc 1,371,424
29,033 e PetMed Express, Inc 623,629
113,284 *,e Porch Group, Inc 334,188
122,870 * Quotient Technology, Inc 497,623
487,538 * Qurate Retail Group, Inc QVC Group 1,257,848
108,626 *,e RealReal, Inc 198,786
65,513 * Rent the Runway, Inc 281,051
67,857 Rent-A-Center, Inc 1,824,675
55,994 *,e Revolve Group, Inc 1,598,069
142,051 * Sally Beauty Holdings, Inc 2,213,155
24,101 Shoe Carnival, Inc 658,198
32,488 Shutterstock, Inc 2,445,372
61,832 Signet Jewelers Ltd 4,749,316
28,674 * Sleep Number Corp 985,812
24,483 Sonic Automotive, Inc (Class A) 1,314,982
52,415 * Sportsman's Warehouse Holdings, Inc 494,273
115,618 * Stitch Fix Inc 602,370
82,384 *,e ThredUp, Inc 142,524

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
28,732 * Tilly's, Inc $ 254,565
18,215 *,e Torrid Holdings, Inc 67,760
16,112 * TravelCenters of America, Inc 733,418
86,392 * Urban Outfitters, Inc 2,366,277
34,551 *,e Vivid Seats, Inc 294,029
171,436 *,e Volta, Inc 147,126
111,499 * Warby Parker, Inc 1,800,709
8,228 Weyco Group, Inc 223,966
3,791 Winmark Corp 1,064,513
46,370 *,e Xometry, Inc 1,623,877
21,845 * Zumiez, Inc 564,256
TOTAL RETAILING 103,538,950
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .8%
61,664 * ACM Research, Inc 770,183
30,740 * Alpha & Omega Semiconductor Ltd 1,013,190
49,298 * Ambarella, Inc 4,428,932
136,068 Amkor Technology, Inc 3,981,350
28,637 *,e Atomera, Inc 209,050
44,179 * Axcelis Technologies, Inc 4,857,481
56,094 * AXT, Inc 330,394
32,245 * Ceva, Inc 1,067,954
16 *,† China Energy Savings Technology, Inc 0
63,607 * Cohu, Inc 2,294,940
128,940 * Credo Technology Group Holding Ltd 2,234,530
60,631 * Diodes, Inc 5,407,679
105,620 * Formfactor, Inc 2,972,147
37,652 * Ichor Holdings Ltd 1,272,638
29,055 * Impinj, Inc 3,770,758
139,359 *,e indie Semiconductor, Inc 1,110,691
77,193 Kulicke & Soffa Industries, Inc 3,944,562
68,245 * MACOM Technology Solutions Holdings, Inc 4,573,780
98,444 * MaxLinear, Inc 4,055,893
67,115 * Nanometrics, Inc 5,278,595
40,660 * PDF Solutions, Inc 1,292,175
79,835 * Photronics, Inc 1,446,610
77,202 Power Integrations, Inc 6,646,320
144,549 * Rambus, Inc 5,849,898
107,738 * Rigetti Computing, Inc 84,100
86,695 * Semtech Corp 2,863,536
44,702 * Silicon Laboratories, Inc 7,014,191
21,534 * SiTime Corp 2,481,363
10,216 * SkyWater Technology, Inc 110,537
65,804 * SMART Global Holdings, Inc 1,131,171
109,155 *,e SunPower Corp 1,902,572
53,887 * Synaptics, Inc 6,737,492
29,962 * Transphorm, Inc 139,623
61,058 * Ultra Clean Holdings 2,054,602
69,293 * Veeco Instruments, Inc 1,376,159
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 94,705,096
SOFTWARE & SERVICES - 6 .7%
152,114 *,e 8x8, Inc 716,457
86,419 A10 Networks, Inc 1,337,766
154,147 * ACI Worldwide, Inc 4,305,326
145,042 Adeia, Inc 1,588,210
26,276 * Agilysys, Inc 2,195,623
65,821 * Alarm.com Holdings, Inc 3,528,006
50,009 * Alkami Technology, Inc 818,647
69,948 * Altair Engineering, Inc 3,714,239
42,572 American Software, Inc (Class A) 647,520

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
74,235 *,e Amplitude, Inc $ 1,067,499
26,340 * Appfolio, Inc 2,958,772
53,687 * Appian Corp 2,220,763
92,399 *,e Applied Blockchain, Inc 286,437
23,647 * Arteris, Inc 148,503
99,427 * Asana, Inc 1,541,119
182,154 *,e AvePoint, Inc 814,228
195,066 * AvidXchange Holdings, Inc 2,169,134
90,489 * BigCommerce Holdings, Inc 1,109,395
62,681 * Blackbaud, Inc 3,899,385
74,737 * Blackline, Inc 5,366,117
258,384 * Blend Labs, Inc 428,917
189,503 * Box, Inc 6,062,201
67,529 Bread Financial Holdings, Inc 2,770,715
52,707 * Brightcove, Inc 334,162
79,429 *,e C3.ai, Inc 1,576,666
81,678 * Cantaloupe, Inc 415,741
17,461 Cass Information Systems, Inc 847,906
63,698 * Cerberus Cyber Sentinel Corp 91,088
51,406 * Cerence Inc 1,260,475
54,565 *,e Cipher Mining, Inc 65,478
52,038 *,e Cleanspark, Inc 164,960
84,687 Clear Secure, Inc 2,658,325
60,179 * Commvault Systems, Inc 3,744,939
236,633 * Conduent, Inc 1,128,739
25,464 * Consensus Cloud Solutions, Inc 1,496,519
37,025 *,e Couchbase, Inc 547,600
31,049 * CS Disco, Inc 258,017
41,870 CSG Systems International, Inc 2,498,383
63,986 * Cvent Holding Corp 516,367
49,348 *,e Cyxtera Technologies, Inc 158,901
19,558 * Digimarc Corp 390,769
127,855 * Digital Turbine, Inc 2,219,563
94,329 *,e DigitalOcean Holdings, Inc 2,768,556
41,771 * Domo, Inc 647,868
108,079 * Duck Creek Technologies, Inc 2,045,935
267,293 *,e E2open Parent Holdings, Inc 1,844,322
36,372 Ebix, Inc 693,250
32,005 * eGain Corp 311,089
34,478 * Enfusion, Inc 409,599
48,560 * EngageSmart, Inc 956,632
74,410 * Envestnet, Inc 4,836,650
53,665 * Everbridge, Inc 1,715,133
33,468 * EverCommerce, Inc 345,724
82,620 EVERTEC, Inc 3,051,983
62,895 * Evo Payments, Inc 2,130,254
43,916 * ExlService Holdings, Inc 7,492,070
157,389 * Fastly, Inc 1,628,976
77,092 * Flywire Corp 2,079,171
51,654 *,e ForgeRock, Inc 1,025,848
72,683 * Grid Dynamics Holdings, Inc 909,991
36,361 Hackett Group, Inc 803,578
28,943 * I3 Verticals, Inc 837,032
12,205 * IBEX Ltd 325,751
49,632 Information Services Group, Inc 260,072
23,999 * Instructure Holdings, Inc 648,693
19,278 *,e Intapp, Inc 558,676
39,600 InterDigital, Inc 2,770,020
42,618 * International Money Express Inc 969,986
90,684 *,e IronNet, Inc 36,183
41,840 *,e Kaleyra, Inc 47,698

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
98,629 * KnowBe4, Inc $ 2,454,876
153,125 *,e Latch, Inc 140,798
191,666 *,e Limelight Networks, Inc 300,916
98,268 * Liveperson, Inc 1,265,692
90,112 * LiveRamp Holdings, Inc 2,411,397
12,391 *,e LiveVox Holdings, Inc 36,058
158,719 *,e Marathon Digital Holdings, Inc 1,144,364
587,618 * Marqeta, Inc 3,895,907
300,861 *,e Matterport, Inc 1,059,031
82,149 MAXIMUS, Inc 6,148,853
31,294 * MeridianLink, Inc 496,949
12,758 *,e MicroStrategy, Inc (Class A) 3,211,571
59,675 * Mitek Systems, Inc 588,396
48,794 * Model N, Inc 1,935,170
126,731 * MoneyGram International, Inc 1,364,893
90,147 * N-Able, Inc 925,810
93,916 *,e NextNav, Inc 277,991
124,676 * Olo, Inc 999,902
58,089 * ON24, Inc 539,066
53,118 * OneSpan, Inc 733,560
118,621 * Pagerduty, Inc 3,533,720
121,960 * Paya Holdings, Inc 1,185,451
301,316 * Payoneer Global, Inc 1,795,843
39,425 * Paysafe Ltd 829,502
45,967 * Perficient, Inc 3,407,993
13,186 e PFSweb, Inc 87,819
25,156 *,e Priority Technology Holdings Inc 121,000
57,453 Progress Software Corp 3,047,307
55,329 * PROS Holdings, Inc 1,394,291
76,512 * Q2 Holdings, Inc 2,503,473
52,046 * Qualys, Inc 6,004,027
80,728 *,e Rackspace Technology, Inc 242,184
80,798 * Rapid7, Inc 3,221,416
135,639 * Remitly Global, Inc 1,635,806
123,186 * Repay Holdings Corp 1,199,832
68,658 * Rimini Street, Inc 308,961
214,890 *,e Riot Blockchain, Inc 1,347,360
437,410 * Sabre Corp 2,978,762
42,689 Sapiens International Corp NV 967,333
13,501 * SecureWorks Corp 108,278
11,953 * ShotSpotter, Inc 460,788
67,188 * SolarWinds Corp 682,630
63,287 * Sprout Social, Inc 4,048,469
49,006 * SPS Commerce, Inc 6,668,736
40,737 * Squarespace, Inc 966,282
374,541 * StoneCo Ltd 4,179,878
158,027 * Sumo Logic, Inc 1,869,459
175,766 * SVMK, Inc 1,355,156
75,208 * Telos Corp 364,759
151,373 * Tenable Holdings, Inc 6,089,736
25,716 TTEC Holdings, Inc 1,307,401
13,579 *,e Tucows, Inc 450,415
93,710 * Unisys Corp 506,971
40,708 * Upland Software, Inc 355,381
147,521 * Varonis Systems, Inc 3,811,943
85,622 * Verint Systems, Inc 3,251,067
43,830 * Veritone, Inc 370,364
189,825 * Verra Mobility Corp 2,929,000
17,360 * Viant Technology, Inc 78,814
43,626 * Weave Communications, Inc 226,855
100,235 *,e WM Technology, Inc 126,296

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
64,516 * Workiva, Inc $ 5,582,569
148,726 * Yext, Inc 1,033,646
150,416 * Zeta Global Holdings Corp 1,365,777
161,837 * Zuora Inc 1,281,749
TOTAL SOFTWARE & SERVICES 227,436,016
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .5%
170,902 * 3D Systems Corp 1,855,996
30,205 *,e 908 Devices, Inc 281,511
103,824 ADTRAN Holdings, Inc 1,959,159
50,821 Advanced Energy Industries, Inc 4,713,140
136,154 *,e Aeva Technologies, Inc 230,100
140,958 *,e AEye, Inc 88,141
77,848 *,e Akoustis Technologies, Inc 287,259
119,370 * Arlo Technologies, Inc 447,637
15,093 * Aviat Networks, Inc 488,259
47,146 * Avid Technology, Inc 1,428,995
39,575 Badger Meter, Inc 4,586,742
57,361 Belden CDT, Inc 4,651,403
47,165 Benchmark Electronics, Inc 1,320,148
77,788 * Calix, Inc 4,094,760
15,390 * Cambium Networks Corp 329,808
53,715 * Casa Systems, Inc 183,705
66,552 * Cepton, Inc 80,528
15,793 * Clearfield, Inc 1,128,568
277,720 * CommScope Holding Co, Inc 2,332,848
11,162 *,e CompoSecure, Inc 70,990
37,852 Comtech Telecommunications Corp 600,333
53,537 * Corsair Gaming, Inc 842,137
43,276 CTS Corp 1,926,215
29,302 *,e Diebold, Inc 70,032
46,873 * Digi International, Inc 1,593,213
24,663 * DZS, Inc 313,220
78,672 *,e Eastman Kodak Co 284,006
35,687 * ePlus, Inc 1,776,499
117,515 *,e Evolv Technologies Holdings, Inc 359,596
171,887 * Extreme Networks, Inc 3,099,123
49,884 * Fabrinet 6,567,727
25,759 * FARO Technologies, Inc 707,857
24,715 *,e Focus Universal, Inc 143,347
125,553 * Harmonic, Inc 1,653,533
32,348 * Identiv, Inc 282,075
261,459 *,e Infinera Corp 1,913,880
130,514 *,e Inseego Corp 151,396
42,157 * Insight Enterprises, Inc 4,751,937
153,536 *,e IonQ, Inc 681,700
61,558 * Itron, Inc 3,537,738
31,385 * Kimball Electronics, Inc 800,945
124,620 * Knowles Corp 2,396,443
149,751 *,e Lightwave Logic, Inc 941,934
48,995 Methode Electronics, Inc 2,339,021
220,188 *,e Microvision, Inc 552,672
182,752 *,e Mirion Technologies, Inc 1,452,878
40,666 * Napco Security Technologies, Inc 1,178,094
39,595 * Netgear, Inc 790,712
92,676 * Netscout Systems, Inc 2,974,900
59,828 * nLight, Inc 741,867
48,020 * Novanta, Inc 7,753,789
47,801 *,e Ondas Holdings, Inc 95,124
21,917 * OSI Systems, Inc 2,075,759
179,047 *,e Ouster, Inc 256,037

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
37,135 *,e PAR Technology Corp $ 1,262,219
15,952 PC Connection, Inc 782,127
37,132 * Plexus Corp 3,564,301
98,564 * Ribbon Communications, Inc 345,960
25,596 * Rogers Corp 3,572,946
76,846 * Sanmina Corp 4,682,227
32,595 * Scansource, Inc 1,073,353
169,690 * SmartRent, Inc 495,495
62,686 * Super Micro Computer, Inc 4,534,078
137,307 * TTM Technologies, Inc 2,158,466
23,429 * Turtle Beach Corp 222,575
272,220 *,e Velodyne Lidar, Inc 318,497
310,225 * Viavi Solutions, Inc 3,505,543
174,938 Vishay Intertechnology, Inc 4,004,331
16,057 * Vishay Precision Group, Inc 693,341
157,993 Xerox Holdings Corp 2,587,925
58,016 * Xperi, Inc 600,466
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 120,569,286
TELECOMMUNICATION SERVICES - 0 .9%
25,303 * Anterix, Inc 912,679
14,813 ATN International, Inc 724,060
29,935 * Bandwidth Inc 744,783
181,053 * Charge Enterprises, Inc 242,611
58,144 Cogent Communications Group, Inc 3,986,934
105,124 * Consolidated Communications Holdings, Inc 457,289
46,178 * EchoStar Corp (Class A) 863,990
909,750 * Globalstar, Inc 1,282,748
66,134 * Gogo, Inc 1,109,067
21,037 * IDT Corp (Class B) 618,277
169,064 * Iridium Communications, Inc 10,116,790
49,275 *,e KORE Group Holdings, Inc 123,188
56,787 * Liberty Latin America Ltd (Class A) 558,784
197,391 * Liberty Latin America Ltd (Class C) 1,944,301
30,425 * Ooma, Inc 437,207
103,088 * Radius Global Infrastructure, Inc 1,388,595
67,527 Shenandoah Telecom Co 1,320,153
139,750 Telephone & Data Systems, Inc 1,868,458
20,002 * US Cellular Corp 489,249
TOTAL TELECOMMUNICATION SERVICES 29,189,163
TRANSPORTATION - 1 .6%
78,164 * Air Transport Services Group, Inc 2,212,823
20,906 * Allegiant Travel Co 1,798,543
33,122 ArcBest Corp 2,764,031
37,884 * Atlas Air Worldwide Holdings, Inc 3,872,124
71,421 * Blade Air Mobility, Inc 318,538
67,259 Costamare, Inc 682,679
13,322 Covenant Transportation Group, Inc 441,757
58,964 * Daseke, Inc 411,569
18,217 e Eagle Bulk Shipping, Inc 1,043,470
32,081 Eneti, Inc 339,738
36,220 Forward Air Corp 3,906,327
47,812 * Frontier Group Holdings, Inc 601,475
48,279 Genco Shipping & Trading Ltd 875,781
164,259 e Golden Ocean Group Ltd 1,573,601
70,276 * Hawaiian Holdings, Inc 865,800
63,458 Heartland Express, Inc 1,067,364
43,602 * Hub Group, Inc (Class A) 3,717,943
341,976 *,e Joby Aviation, Inc 1,511,534
79,803 Marten Transport Ltd 1,762,848

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
50,571 Matson, Inc $ 3,343,754
8,979 * PAM Transportation Services, Inc 259,942
51,631 * Radiant Logistics, Inc 289,650
102,066 Safe Bulkers, Inc 335,797
35,951 * Saia, Inc 9,806,714
69,227 * Skywest, Inc 1,437,152
148,384 Spirit Airlines, Inc 2,943,939
46,129 * Sun Country Airlines Holdings, Inc 861,228
187,293 * TuSimple Holdings, Inc 393,315
10,420 Universal Logistics Holdings Inc 374,286
85,771 Werner Enterprises, Inc 4,028,664
207,260 * Wheels Up Experience, Inc 254,930
TOTAL TRANSPORTATION 54,097,316
UTILITIES - 3 .3%
77,183 Allete, Inc 4,774,540
58,861 * Altus Power, Inc 472,065
50,366 American States Water Co 4,742,966
11,287 Artesian Resources Corp 664,804
99,049 Avista Corp 3,952,055
88,292 Black Hills Corp 6,390,575
131,843 Brookfield Infrastructure Corp 5,830,098
73,336 California Water Service Group 4,485,963
23,801 Chesapeake Utilities Corp 3,000,830
46,989 Clearway Energy, Inc (Class A) 1,505,998
110,828 Clearway Energy, Inc (Class C) 3,744,878
17,733 Global Water Resources, Inc 252,341
48,935 MGE Energy, Inc 3,577,638
23,404 Middlesex Water Co 1,962,660
87,475 *,e Montauk Renewables, Inc 971,847
129,961 New Jersey Resources Corp 6,487,653
46,687 Northwest Natural Holding Co 2,340,886
78,481 NorthWestern Corp 4,457,721
72,757 ONE Gas, Inc 5,992,267
66,367 e Ormat Technologies, Inc 6,142,266
55,687 Otter Tail Corp 3,572,321
115,292 PNM Resources, Inc 5,704,648
120,583 Portland General Electric Co 5,737,339
25,021 * Pure Cycle Corp 224,438
36,422 SJW Corp 2,819,427
165,527 South Jersey Industries, Inc 5,973,869
90,552 Southwest Gas Holdings Inc 6,060,645
68,756 Spire, Inc 4,965,558
132,700 *,e Sunnova Energy International, Inc 2,584,996
22,151 Unitil Corp 1,155,618
20,201 e Via Renewables, Inc 135,549
19,768 York Water Co 898,456
TOTAL UTILITIES 111,582,915
TOTAL COMMON STOCKS 3,388,273,560
(Cost $2,492,300,055)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
CONSUMER DURABLES & APPAREL - 0 .0%
43,524 e PLBY Group, Inc 0
TOTAL CONSUMER DURABLES & APPAREL 0

Portfolio of investments
(unaudited)
Small-Cap Blend Index Fund January 31, 2023

concluded
SHARES COMPANY
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
ENERGY - 0 .0%
4 Chord Energy Corp 09/01/24 $ 79
TOTAL ENERGY 79
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
20,265 † Chinook Therapeutics, Inc 0
9,351 † Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 561
TOTAL RIGHTS/WARRANTS 640
(Cost $561)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.0%
REPURCHASE AGREEMENT - 0 .6%
$ 18,850,000 r Fixed Income Clearing Corp (FICC) 4 .290% 02/01/23 18,850,000
TOTAL REPURCHASE AGREEMENT 18,850,000
GOVERNMENT AGENCY DEBT - 0 .1%
5,000,000 Tennessee Valley Authority (TVA) 0 .000 02/08/23 4,995,639
TOTAL GOVERNMENT AGENCY DEBT 4,995,639
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .3%
113,620,119 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 113,620,119
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 113,620,119
TOTAL SHORT-TERM INVESTMENTS 137,465,758
(Cost $137,465,919)
TOTAL INVESTMENTS - 103.3% 3,525,739,958
(Cost $2,629,766,535)
OTHER ASSETS & LIABILITIES, NET - (3.3)% (112,211,863)
NET ASSETS - 100.0% $ 3,413,528,095
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $140,074,108.
r Agreement with Fixed Income Clearing Corp (FICC), 4.290% dated 1/31/23 to be repurchased at $18,850,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 5/15/47, valued at $19,227,000.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 246 03/17/23  $ 22,110,801 $ 23,854,620 $ 1,743,819

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 0.0%
CORPORATE BONDS - 0 .0%
INDIA - 0 .0%
INR 1,648,737 Britannia Industries Ltd 5 .500% 06/03/24 $ 19,521
TOTAL INDIA 19,521
TOTAL CORPORATE BONDS 19,521
(Cost $22,656)
TOTAL BONDS 19,521
(Cost $22,656)
SHARES COMPANY
COMMON STOCKS - 99.6%
AUSTRALIA - 0 .1%
327,529 AngloGold Ashanti Ltd 6,886,321
TOTAL AUSTRALIA 6,886,321
BRAZIL - 5 .1%
3,755,297 AMBEV S.A. 10,105,265
357,700 Atacadao Distribuicao Comercio e Industria Ltd 1,159,144
4,819,546 B3 SA-Brasil Bolsa Balcao 12,304,497
1,238,528 Banco Bradesco S.A. 3,079,058
4,189,604 Banco Bradesco S.A. (Preference) 11,571,075
984,800 Banco BTG Pactual S.A. - Unit 4,194,271
672,083 Banco do Brasil S.A. 5,388,527
226,674 Banco Santander Brasil S.A. 1,292,716
558,548 BB Seguridade Participacoes S.A. 4,156,954
144,900 Braskem S.A. 665,941
450,804 * BRF S.A. 706,893
952,945 Centrais Eletricas Brasileiras S.A. 7,630,994
192,192 Centrais Eletricas Brasileiras S.A. (Preference) 1,607,942
921,942 Cia de Concessoes Rodoviarias 2,135,815
266,558 Cia de Saneamento Basico do Estado de Sao Paulo 2,922,723
1,172,335 Cia Energetica de Minas Gerais 2,646,605
531,730 Cia Siderurgica Nacional S.A. 1,937,830
917,783 Cosan SA Industria e Comercio 3,019,320
156,080 CPFL Energia S.A. 1,023,254
142,200 Energisa S.A. 1,183,529
161,225 Engie Brasil Energia S.A. 1,249,769
806,265 Equatorial Energia S.A. 4,450,396
901,875 Gerdau S.A. (Preference) 5,816,714
3,722,186 *,g Hapvida Participacoes e Investimentos S.A. 3,776,226
316,003 Hypermarcas S.A. 2,888,430
3,876,123 Investimentos Itau S.A. - PR 6,513,273
3,739,253 Itau Unibanco Holding S.A. 18,658,330
610,033 Klabin S.A. 2,324,141
582,162 Localiza Rent A Car 6,790,342
2,544 *,h Localiza Rent a Car S.A. 29,673
780,854 Lojas Renner S.A. 3,327,201
2,369,060 * Magazine Luiza S.A. 2,067,438
690,019 Natura & Co Holding S.A. 1,977,774
578,985 * Petro Rio S.A. 4,801,779
2,924,478 Petroleo Brasileiro S.A. 16,972,031
3,814,425 Petroleo Brasileiro S.A. (Preference) 19,589,477
810,615 Raia Drogasil S.A. 3,965,008
430,288 g Rede D'Or Sao Luiz S.A. 2,703,975

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
BRAZIL—continued
1,044,627 Rumo S.A. $ 3,782,330
580,712 Sendas Distribuidora S.A. 2,247,895
20,770 * Sitios Latinoamerica SAB de C.V. 9,607
566,287 Suzano SA 5,171,693
437,821 Telefonica Brasil S.A. 3,606,894
805,966 TIM S.A. 1,871,903
390,000 Totvus S.A. 2,310,206
614,760 Ultrapar Participacoes S.A. 1,597,361
2,996,542 Vale S.A. 55,789,292
936,127 Vibra Energia S.A. 3,035,410
1,319,234 Weg S.A. 9,937,850
TOTAL BRAZIL 275,994,771
CHILE - 0 .6%
38,221,126 Banco de Chile 4,176,622
43,561 Banco de Credito e Inversiones 1,313,141
44,326,061 Banco Santander Chile S.A. 1,863,448
1,118,207 Cencosud S.A. 2,008,448
104,410 Cia Cervecerias Unidas S.A. 803,373
10,428,371 Compania SudAmericana de Vapores S.A. 906,468
881,795 Empresas CMPC S.A. 1,516,259
336,199 Empresas COPEC S.A. 2,535,781
17,037,926 Enel Chile S.A. 802,583
16,323,774 Enersis S.A. 2,161,044
612,023 SACI Falabella 1,422,862
114,441 Sociedad Quimica y Minera de Chile S.A. (Class B) 11,146,557
TOTAL CHILE 30,656,586
CHINA - 33 .1%
87,900 360 Finance, Inc (ADR) 2,121,027
202,200 360 Security Technology, Inc 210,173
3,485 3peak, Inc 150,100
1,132,500 g 3SBio, Inc 1,233,545
592,500 e AAC Technologies Holdings, Inc 1,578,889
27,856 * Advanced Micro-Fabrication Equipment, Inc China 435,168
38,500 AECC Aero-Engine Control Co Ltd 148,599
90,500 AECC Aviation Power Co Ltd 609,738
25,197,043 Agricultural Bank of China Ltd 9,069,248
4,666,600 Agricultural Bank of China Ltd (Class A) 2,011,283
350,119 Aier Eye Hospital Group Co Ltd 1,710,057
356,390 * Air China Ltd 546,293
1,432,000 *,e Air China Ltd (H shares) 1,277,891
110,530 Airtac International Group 3,780,034
11,624,077 * Alibaba Group Holding Ltd 159,815,475
3,840,284 * Alibaba Health Information Technology Ltd 3,429,813
3,136,000 Aluminum Corp of China Ltd 1,675,859
785,700 Aluminum Corp of China Ltd (Class A) 618,579
15,390 * Amlogic Shanghai Co Ltd 177,356
37,600 Angel Yeast Co Ltd 232,049
1,048,782 Anhui Conch Cement Co Ltd 3,981,618
234,700 Anhui Conch Cement Co Ltd (Class A) 1,024,682
85,651 Anhui Gujing Distillery Co Ltd 1,464,572
20,900 Anhui Gujing Distillery Co Ltd (Class A) 862,527
19,760 Anhui Honglu Steel Construction Group Co Ltd 97,664
28,400 Anhui Kouzi Distillery Co Ltd 235,037
28,600 Anhui Yingjia Distillery Co Ltd 278,285
962,486 Anta Sports Products Ltd 14,599,571
56,400 Apeloa Pharmaceutical Co Ltd 203,293
92,600 *
Asia-Potash International Investment Guangzhou Co
Ltd 398,597
15,400 Asymchem Laboratories Tianjin Co Ltd 365,921

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
63,000 Autohome, Inc (ADR) $ 2,196,180
84,800 Avary Holding Shenzhen Co Ltd 363,236
294,858 Avic Capital Co Ltd 229,153
90,600 AVIC Electromechanical Systems Co Ltd 148,089
1,054,861 AviChina Industry & Technology Co 548,646
14,700 AVICOPTER plc 105,129
1,741,662 * Baidu, Inc 29,277,403
1,235,616 Bank of Beijing Co Ltd 778,206
259,086 Bank of Changsha Co Ltd 263,603
155,305 Bank of Chengdu Co Ltd 334,697
1,151,743 Bank of China Ltd - A 549,357
65,989,425 Bank of China Ltd - H 25,119,836
2,621,700 Bank of Communications Co Ltd - A 1,884,096
7,454,934 Bank of Communications Co Ltd - H 4,607,886
259,700 Bank of Hangzhou Co Ltd 501,543
728,110 Bank of Jiangsu Co Ltd 801,696
516,900 Bank of Nanjing Co Ltd 795,617
342,168 Bank of Ningbo Co Ltd 1,667,090
1,257,509 Bank of Shanghai Co Ltd 1,116,340
1,134,400 Baoshan Iron & Steel Co Ltd 1,039,828
1,000,500 BBMG Corp 375,170
491,826 * BeiGene Ltd 9,667,093
1,828,830 * Beijing Capital International Airport Co Ltd 1,390,927
264,900 Beijing Dabeinong Technology Group Co Ltd 360,324
19,500 Beijing Easpring Material Technology Co Ltd 195,639
67,700 Beijing Enlight Media Co Ltd 82,420
447,000 Beijing Enterprises Holdings Ltd 1,517,927
2,887,583 Beijing Enterprises Water Group Ltd 737,881
24,376 Beijing Kingsoft Office Software, Inc 1,017,591
79,600 Beijing New Building Materials plc 337,506
202,800 Beijing Originwater Technology Co Ltd 147,415
39,788 Beijing Shiji Information Technology Co Ltd 100,930
70,200 Beijing Tongrentang Co Ltd 491,044
24,280 Beijing United Information Technology Co Ltd 348,947
24,070 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 478,935
120,200 Beijing Yanjing Brewery Co Ltd 200,544
6,100 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 94,506
11,800 Bethel Automotive Safety Systems Co Ltd 151,675
11,900 Betta Pharmaceuticals Co Ltd 106,046
16,700 BGI Genomics Co Ltd 134,850
144,527 * Bilibili, Inc 3,606,921
15,332 Bloomage Biotechnology Corp Ltd 283,673
162,200 BOC International China Co Ltd 271,334
1,729,600 BOE Technology Group Co Ltd 1,021,619
2,504,000 e Bosideng International Holdings Ltd 1,395,421
76,400 BTG Hotels Group Co Ltd 264,380
86,900 BYD Co Ltd 3,711,915
650,537 BYD Co Ltd (H shares) 20,600,908
529,500 BYD Electronic International Co Ltd 1,835,328
51,300 By-health Co Ltd 175,481
491,575 C&D International Investment Group Ltd 1,563,010
195,650 Caitong Securities Co Ltd 226,731
353,100 CECEP Solar Energy Co Ltd 401,748
339,170 CECEP Wind-Power Corp 200,408
6,220,000 g CGN Power Co Ltd 1,453,359
16,900 Changchun High & New Technology Industry Group, Inc 504,651
23,945 Changjiang Securities Co Ltd 20,433
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 257,165
127,100 Chaozhou Three-Circle Group Co Ltd 629,049
228,600 Chengtun Mining Group Co Ltd 214,135
38,600 Chengxin Lithium Group Co Ltd 245,509

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
161,600 China Baoan Group Co Ltd $ 300,752
8,164,097 China Cinda Asset Management Co Ltd 1,159,127
8,362,530 China Citic Bank 4,034,503
1,708,000 China Coal Energy Co 1,370,631
2,790,000 China Communications Services Corp Ltd 1,061,705
1,356,500 China Conch Venture Holdings Ltd 2,878,609
1,113,300 China Construction Bank Corp - A 925,395
76,817,641 China Construction Bank Corp - H 49,723,350
201,900 China CSSC Holdings Ltd 710,736
469,600 * China Eastern Airlines Corp Ltd 374,090
1,330,900 China Energy Engineering Corp Ltd 463,815
3,187,200 China Everbright Bank Co Ltd - A 1,450,271
3,170,000 China Everbright Bank Co Ltd - H 1,011,911
2,873,888 China Everbright International Ltd 1,277,972
2,974,000 g China Feihe Ltd 2,853,369
2,998,245 China Galaxy Securities Co Ltd 1,616,215
135,300 China Galaxy Securities Co Ltd (Class A) 196,896
2,348,068 China Gas Holdings Ltd 3,655,515
273,500 China Great Wall Securities Co Ltd 370,018
74,800 China Greatwall Technology Group Co Ltd 135,130
2,072,000 China Hongqiao Group Ltd 2,409,993
2,230,000 *,† China Huishan Dairy Holdings Co Ltd 2,844
1,324,224 China Insurance International Holdings Co Ltd 1,834,092
1,297,006 g China International Capital Corp Ltd 2,898,324
46,100 China International Capital Corp Ltd 273,557
91,800 China International Travel Service Corp Ltd 2,906,727
2,718,000 China Jinmao Holdings Group Ltd 624,311
182,544 China Jushi Co Ltd 399,619
1,030,000 China Lesso Group Holdings Ltd 1,170,805
5,898,880 China Life Insurance Co Ltd 10,858,492
124,100 China Life Insurance Co Ltd (Class A) 626,920
325,000 *,g China Literature Ltd 1,703,942
2,659,341 China Longyuan Power Group Corp 3,671,062
1,186,000 China Medical System Holdings Ltd 2,047,292
74,340 China Meheco Co Ltd 167,671
510,000 e China Meidong Auto Holdings Ltd 1,265,381
2,482,000 China Mengniu Dairy Co Ltd 11,972,851
3,058,868 China Merchants Bank Co Ltd 19,840,206
967,495 China Merchants Bank Co Ltd (Class A) 5,930,376
511,900 China Merchants Energy Shipping Co Ltd 485,672
1,178,894 China Merchants Holdings International Co Ltd 1,652,602
247,620 China Merchants Securities Co Ltd 525,127
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 964,708
43,000 China Minmetals Rare Earth Co Ltd 263,581
2,696,258 China Minsheng Banking Corp Ltd - A 1,394,414
6,225,514 e China Minsheng Banking Corp Ltd - H 2,327,572
2,661,000 China Molybdenum Co Ltd 1,540,196
918,300 China Molybdenum Co Ltd (Class A) 774,646
3,351,913 China National Building Material Co Ltd 3,075,569
256,700 China National Chemical Engineering Co Ltd 330,783
493,400 China National Nuclear Power Co Ltd 442,160
201,200 China Northern Rare Earth Group High-Tech Co Ltd 868,186
1,868,773 China Oilfield Services Ltd 2,265,014
1,977,294 China Overseas Land & Investment Ltd 5,339,228
665,000 China Overseas Property Holdings Ltd 869,839
346,400 China Pacific Insurance Group Co Ltd - A 1,328,162
2,126,419 China Pacific Insurance Group Co Ltd - H 5,846,516
4,296,000 China Power International Development Ltd 1,846,881
1,165,611 China Railway Group Ltd - A 985,603
3,970,000 China Railway Group Ltd - H 2,165,770

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
143,819 China Railway Signal & Communication Corp Ltd $ 103,194
1,269,071 China Resources Beer Holdings Company Ltd 9,553,918
2,157,226 China Resources Cement Holdings Ltd 1,247,575
750,000 China Resources Gas Group Ltd 3,153,927
2,629,555 China Resources Land Ltd 12,602,283
45,334 China Resources Microelectronics Ltd 369,844
550,607 g China Resources Mixc Lifestyle Services Ltd 3,172,407
1,118,846 g China Resources Pharmaceutical Group Ltd 842,766
1,533,372 China Resources Power Holdings Co 3,193,939
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 355,348
381,600 China Shenhua Energy Co Ltd - A 1,607,531
2,877,000 China Shenhua Energy Co Ltd - H 8,955,006
1,066,000 *,e China Southern Airlines Co Ltd 708,109
454,500 * China Southern Airlines Co Ltd (Class A) 494,153
2,273,010 China State Construction Engineering Corp Ltd 1,867,966
1,632,000 China State Construction International Holdings Ltd 1,954,716
1,369,000 China Three Gorges Renewables Group Co Ltd 1,167,844
52,763 *,g China Tourism Group Duty Free Corp Ltd 1,616,687
23,716,778 g China Tower Corp Ltd 2,694,720
1,528,500 China Vanke Co Ltd 3,089,862
466,900 China Vanke Co Ltd (Class A) 1,266,183
739,000 China Yangtze Power Co Ltd 2,276,118
18,500 China Zhenhua Group Science & Technology Co Ltd 311,441
1,138,781 China Zheshang Bank Co Ltd 499,656
2,302,000 Chinasoft International Ltd 2,023,855
18,500 Chongqing Brewery Co Ltd 330,442
320,866 Chongqing Changan Automobile Co Ltd 675,540
26,500 Chongqing Fuling Zhacai Group Co Ltd 104,843
1,349,852 Chongqing Rural Commercial Bank Co Ltd 718,214
66,800 Chongqing Zhifei Biological Products Co Ltd 971,545
1,549,033 Chow Tai Fook Jewellery Group Ltd 3,315,955
4,631,738 Citic Pacific Ltd 5,419,932
1,749,232 CITIC Securities Co Ltd 4,001,918
571,680 CITIC Securities Co Ltd (Class A) 1,819,625
14,200 CNGR Advanced Material Co Ltd 163,882
130,065 CNNC Hua Yuan Titanium Dioxide Co Ltd 143,902
113,600 Contemporary Amperex Technology Co Ltd 7,879,929
1,840,196 COSCO Pacific Ltd 1,392,119
317,000 COSCO SHIPPING Development Co Ltd 118,043
238,900 COSCO SHIPPING Energy Transportation Co Ltd 504,886
615,810 COSCO SHIPPING Holdings Co Ltd - A 972,726
2,562,300 e COSCO SHIPPING Holdings Co Ltd - H 2,657,823
9,884,496 e Country Garden Holdings Co Ltd 3,708,970
1,665,000 Country Garden Services Holdings Co Ltd 4,501,262
188,900 CSC Financial Co Ltd 758,037
7,065,489 CSPC Pharmaceutical Group Ltd 8,056,089
49,456 Da An Gene Co Ltd of Sun Yat-Sen University 116,663
21,400 Dajin Heavy Industry Co Ltd 150,155
1,620,000 g Dali Foods Group Co Ltd 722,405
1,389,900 Dalian Port PDA Co Ltd 335,860
1,109,200 Daqin Railway Co Ltd 1,101,245
39,500 * Daqo New Energy Corp (ADR) 1,797,645
28,800 DaShenLin Pharmaceutical Group Co Ltd 162,513
324,600 * Datang International Power Generation Co Ltd 133,270
66,900 DHC Software Co Ltd 61,482
34,200 Do-Fluoride New Materials Co Ltd 187,110
56,200 Dong-E-E-Jiao Co Ltd 366,874
145,100 Dongfang Electric Corp Ltd 461,047
2,393,917 Dongfeng Motor Group Co Ltd 1,427,293
231,500 Dongxing Securities Co Ltd 287,029

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
1,204,000 Dongyue Group $ 1,441,395
618,488 East Money Information Co Ltd 2,072,496
18,900 Ecovacs Robotics Co Ltd 244,783
634,028 ENN Energy Holdings Ltd 9,552,723
115,700 ENN Natural Gas Co Ltd 309,660
95,861 Eve Energy Co Ltd 1,259,253
182,800 Everbright Securities Co Ltd 431,684
142,860 Fangda Carbon New Material Co Ltd 139,534
1,007,000 e Far East Horizon Ltd 909,598
93,400 FAW Jiefang Group Co Ltd 114,057
178,400 First Capital Securities Co Ltd 158,906
341,000 Flat Glass Group Co Ltd 1,067,611
55,300 Flat Glass Group Co Ltd 308,713
845,140 Focus Media Information Technology Co Ltd 872,157
177,104 Foshan Haitian Flavouring & Food Co Ltd 2,086,606
2,145,452 Fosun International 1,991,935
431,400 Foxconn Industrial Internet Co Ltd 608,726
12,000 Fu Jian Anjoy Foods Co Ltd 283,721
68,400 Fujian Sunner Development Co Ltd 249,182
89,400 Fuyao Glass Industry Group Co Ltd - A 518,086
517,698 g Fuyao Glass Industry Group Co Ltd - H 2,547,880
70,440 Ganfeng Lithium Co Ltd 828,375
301,320 g Ganfeng Lithium Co Ltd 2,752,010
27,100 Gaona Aero Material Co Ltd 180,763
5,000 G-bits Network Technology Xiamen Co Ltd 262,330
16,191,795 * GCL Poly Energy Holdings Ltd 4,483,980
286,300 * GCL System Integration Technology Co Ltd 137,628
1,118,283 GD Power Development Co Ltd 658,507
604,100 * GDS Holdings Ltd 1,761,620
4,534,828 Geely Automobile Holdings Ltd 7,356,849
268,600 GEM Co Ltd 318,512
300,600 Gemdale Corp 440,259
932,000 * Genscript Biotech Corp 3,158,098
924,600 GF Securities Co Ltd 1,514,096
293,100 GF Securities Co Ltd (Class A) 758,590
27,468 Gigadevice Semiconductor Beijing, Inc 468,591
18,750 * Ginlong Technologies Co Ltd 511,036
136,500 GoerTek, Inc 419,654
5,218 GoodWe Technologies Co Ltd 315,783
70,200 Gotion High-tech Co Ltd 339,084
2,405,266 e Great Wall Motor Co Ltd 3,396,119
131,400 Great Wall Motor Co Ltd 605,776
181,900 Gree Electric Appliances, Inc of Zhuhai 934,840
744,500 Greentown China Holdings Ltd 1,097,670
1,329,305 Greentown Service Group Co Ltd 970,468
51,700 GRG Banking Equipment Co Ltd 78,026
83,900 Guangdong Haid Group Co Ltd 775,009
128,400 Guangdong HEC Technology Holding Co Ltd 183,759
2,596,000 Guangdong Investments Ltd 2,820,343
15,400 Guangdong Kinlong Hardware Products Co Ltd 226,844
317,687 Guanghui Energy Co Ltd 482,803
222,800 Guangzhou Automobile Group Co Ltd 388,943
2,394,851 Guangzhou Automobile Group Co Ltd - H 1,722,931
42,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 188,999
22,800 Guangzhou Great Power Energy & Technology Co Ltd 257,565
41,100 Guangzhou Haige Communications Group, Inc Co 53,462
25,700 Guangzhou Kingmed Diagnostics Group Co Ltd 320,989
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 342,776
86,900 Guangzhou Tinci Materials Technology Co Ltd 635,300
246,307 Guangzhou Yuexiu Financial Holdings Group Co Ltd 242,136

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
122,100 Guolian Securities Co Ltd $ 218,662
280,600 Guosen Securities Co Ltd 390,662
365,300 Guotai Junan Securities Co Ltd 773,905
339,630 Guoyuan Securities Co Ltd 357,912
2,503,152 *,g Haichang Ocean Park Holdings Ltd 591,238
953,000 e,g Haidilao International Holding Ltd 2,598,557
1,827,600 Haier Smart Home Co Ltd 6,740,405
285,400 Haier Smart Home Co Ltd 1,090,699
491,000 Haitian International Holdings Ltd 1,506,856
2,372,000 Haitong Securities Co Ltd 1,636,265
394,700 Haitong Securities Co Ltd (Class A) 547,149
157,300 Hangzhou Binjiang Real Estate Group Co Ltd 247,971
21,700 Hangzhou Chang Chuan Technology Co Ltd 139,289
57,036 Hangzhou First Applied Material Co Ltd 636,863
27,700 Hangzhou Lion Electronics Co Ltd 191,843
32,700 Hangzhou Oxygen Plant Group Co Ltd 186,538
44,600 Hangzhou Robam Appliances Co Ltd 198,772
46,500 Hangzhou Silan Microelectronics Co Ltd 244,408
16,000 Hangzhou Tigermed Consulting Co Ltd - A 276,594
90,100 g Hangzhou Tigermed Consulting Co Ltd - H 1,181,902
990,000 g Hansoh Pharmaceutical Group Co Ltd 2,026,244
181,300 Heilongjiang Agriculture Co Ltd 380,091
114,500 Henan Shenhuo Coal & Power Co Ltd 298,639
188,000 Henan Shuanghui Investment & Development Co Ltd 710,978
518,500 Hengan International Group Co Ltd 2,550,687
77,700 Hengdian Group DMEGC Magnetics Co Ltd 257,027
273,320 Hengli Petrochemical Co Ltd 710,634
3,214,904 *,e HengTen Networks Group Ltd 859,609
127,300 Hengtong Optic-electric Co Ltd 293,028
354,660 Hengyi Petrochemical Co Ltd 410,564
768,900 Hesteel Co Ltd 274,959
20,000 Hithink RoyalFlush Information Network Co Ltd 351,211
24,340 Hongfa Technology Co Ltd 135,362
26,600 Hoshine Silicon Industry Co Ltd 367,806
469,051 *,g Hua Hong Semiconductor Ltd 1,813,727
408,000 Huadian Power International Corp Ltd (Class A) 352,484
97,400 Huadong Medicine Co Ltd 685,435
146,400 Huafon Chemical Co Ltd 165,013
28,600 Huagong Tech Co Ltd 79,677
124,500 Huaibei Mining Holdings Co Ltd 248,139
57,720 Hualan Biological Engineering, Inc 191,130
469,900 Huaneng Power International, Inc - A 521,867
3,297,110 e Huaneng Power International, Inc - H 1,609,779
1,372,200 g Huatai Securities Co Ltd 1,776,750
216,000 Huatai Securities Co Ltd (Class A) 416,142
135,500 Huaxi Securities Co Ltd 164,291
1,282,319 Huaxia Bank Co Ltd 990,489
122,700 Huaxin Cement Co Ltd 297,504
154,873 Huayu Automotive Systems Co Ltd 419,089
155,306 Huazhu Group Ltd (ADR) 7,373,929
28,400 Hubei Feilihua Quartz Glass Co Ltd 219,001
35,200 Hubei Jumpcan Pharmaceutical Co Ltd 152,592
47,800 Hubei Xingfa Chemicals Group Co Ltd 230,816
24,100 Huizhou Desay Sv Automotive Co Ltd 470,479
93,600 Humanwell Healthcare Group Co Ltd 368,857
389,400 Hunan Valin Steel Co Ltd 286,932
66,696 Hundsun Technologies, Inc 467,666
266,000 *,e,g Hygeia Healthcare Holdings Co Ltd 2,111,141
108,200 Iflytek Co Ltd 651,733
10,900 Imeik Technology Development Co Ltd 963,877
2,578,105 Industrial & Commercial Bank of China Ltd - A 1,649,943

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
46,295,777 Industrial & Commercial Bank of China Ltd - H $ 24,764,478
1,010,700 Industrial Bank Co Ltd 2,645,020
376,480 Industrial Securities Co Ltd 385,756
22,800 Ingenic Semiconductor Co Ltd 264,000
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 578,690
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 275,848
49,980 Inner Mongolia ERDOS Resources Co Ltd 124,397
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 225,601
373,800 Inner Mongolia Yili Industrial Group Co Ltd 1,806,103
859,600 Inner Mongolia Yitai Coal Co 1,291,951
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 248,205
816,237 *,g Innovent Biologics, Inc 4,445,595
46,000 Inspur Electronic Information Industry Co Ltd 161,851
233,585 * IQIYI, Inc (ADR) 1,565,020
2,716 iRay Technology Co Ltd 188,233
114,060 JA Solar Technology Co Ltd 1,117,703
30,740 Jafron Biomedical Co Ltd 153,971
23,660 Jason Furniture Hangzhou Co Ltd 149,794
901,149 *,g JD Health International, Inc 7,483,440
1,687,284 JD.com, Inc 50,101,118
183,800 Jiangsu Eastern Shenghong Co Ltd 426,704
1,108,000 Jiangsu Express 1,091,247
63,456 Jiangsu Hengli Hydraulic Co Ltd 616,049
300,519 Jiangsu Hengrui Medicine Co Ltd 1,882,543
54,400 Jiangsu King's Luck Brewery JSC Ltd 466,897
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,896,536
8,500 Jiangsu Yangnong Chemical Co Ltd 139,194
28,500 Jiangsu Yoke Technology Co Ltd 220,848
26,000 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 115,667
157,000 Jiangsu Zhongtian Technology Co Ltd 381,692
646,000 Jiangxi Copper Co Ltd 1,112,447
100,300 Jiangxi Copper Co Ltd (Class A) 290,246
68,300 * Jiangxi Special Electric Motor Co Ltd 197,499
13,800 JiuGui Liquor Co Ltd 288,358
628,000 e,g Jiumaojiu International Holdings Ltd 1,609,049
266,200 Jizhong Energy Resources Co Ltd 260,189
49,000 Joincare Pharmaceutical Group Industry Co Ltd 85,486
17,416 Joinn Laboratories China Co Ltd 164,619
68,726 Jointown Pharmaceutical Group Co Ltd 138,132
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 276,534
27,404 JOYY, Inc (ADR) 977,775
30,900 Juewei Food Co Ltd 244,486
145,400 * Kanzhun Ltd (ADR) 3,531,766
526,494 * KE Holdings, Inc (ADR) 9,655,900
73,400 Keda Industrial Group Co Ltd 175,057
587,881 Kingboard Chemical Holdings Ltd 2,401,398
2,066,000 * Kingdee International Software Group Co Ltd 4,509,066
761,400 Kingsoft Corp Ltd 2,803,505
315,707 *,e,g Koolearn Technology Holding Ltd 2,564,256
1,405,501 *,g Kuaishou Technology 12,366,733
98,000 Kuang-Chi Technologies Co Ltd 267,458
59,143 Kweichow Moutai Co Ltd 16,215,231
5,913,856 Lenovo Group Ltd 4,743,320
202,900 Lens Technology Co Ltd 400,690
50,700 Lepu Medical Technology Beijing Co Ltd 167,777
881,210 *,e Li Auto, Inc 10,782,687
1,860,500 Li Ning Co Ltd 18,392,278
216,700 * Lingyi iTech Guangdong Co 172,677
22,100 Livzon Pharmaceutical Group, Inc 111,101
139,300 Lomon Billions Group Co Ltd 431,121

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
1,504,000 e,g Longfor Properties Co Ltd $ 4,969,383
369,224 LONGi Green Energy Technology Co Ltd 2,646,757
518,438 Lufax Holding Ltd (ADR) 1,581,236
11,220 Luoyang Xinqianglian Slewing Bearing Co Ltd 105,879
128,700 Luxi Chemical Group Co Ltd 256,397
332,053 Luxshare Precision Industry Co Ltd 1,608,049
68,900 Luzhou Laojiao Co Ltd 2,428,371
108,370 Mango Excellent Media Co Ltd 491,075
20,320 Maxscend Microelectronics Co Ltd 404,732
216,928 * Meinian Onehealth Healthcare Holdings Co Ltd 205,221
3,935,629 *,g,h Meituan Dianping (Class B) 87,984,436
704,000 Metallurgical Corp of China Ltd 352,082
489,300 e Microport Scientific Corp 1,535,337
116,800 Ming Yang Smart Energy Group Ltd 483,359
642,000 Minth Group Ltd 1,884,271
64,976 Montage Technology Co Ltd 534,964
260,084 Muyuan Foodstuff Co Ltd 1,926,023
100,594
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 283,742
299,856 NARI Technology Co Ltd 1,175,041
23,800 NAURA Technology Group Co Ltd 830,788
124,400 NavInfo Co Ltd 221,660
1,546,119 NetEase, Inc 27,431,418
104,200 New China Life Insurance Co Ltd - A 481,239
738,500 New China Life insurance Co Ltd - H 1,980,628
264,900 * New Hope Liuhe Co Ltd 514,880
1,172,727 * New Oriental Education & Technology Group, Inc 4,978,013
78,600 Ninestar Corp 598,316
12,200 Ningbo Deye Technology Co Ltd 632,045
105,200 Ningbo Joyson Electronic Corp 249,622
37,700 Ningbo Orient Wires & Cables Co Ltd 359,627
19,852 Ningbo Ronbay New Energy Technology Co Ltd 232,697
95,200 Ningbo Shanshan Co Ltd 276,807
47,800 Ningbo Tuopu Group Co Ltd 506,453
256,800 Ningxia Baofeng Energy Group Co Ltd 510,367
1,075,134 * NIO, Inc (ADR) 12,976,867
1,421,700 g Nongfu Spring Co Ltd 8,047,966
76,700 North Industries Group Red Arrow Co Ltd 260,821
207,326 Offshore Oil Engineering Co Ltd 204,792
132,800 * OFILM Group Co Ltd 99,343
27,740 Oppein Home Group, Inc 517,509
295,680 Orient Securities Co Ltd 475,792
27,600 Ovctek China, Inc 151,910
384,500 * Pangang Group Vanadium Titanium & Resources Co Ltd 297,063
8,286,220 People's Insurance Co Group of China Ltd 2,793,489
401,000 People's Insurance Co Group of China Ltd (Class A) 306,352
96,150 Perfect World Co Ltd 200,551
37,200 Pharmaron Beijing Co Ltd - A 409,883
177,900 g Pharmaron Beijing Co Ltd - H 1,303,992
5,818,306 PICC Property & Casualty Co Ltd 5,470,091
398,194 * Pinduoduo, Inc (ADR) 39,015,048
980,700 Ping An Bank Co Ltd 2,185,955
403,500 *,e,g Ping An Healthcare and Technology Co Ltd 1,068,467
5,022,192 Ping An Insurance Group Co of China Ltd 39,010,890
531,900 Ping An Insurance Group Co of China Ltd (Class A) 4,032,182
162,400 Pingdingshan Tianan Coal Mining Co Ltd 271,541
706,700 Poly Real Estate Group Co Ltd 1,646,752
437,275 e,g Pop Mart International Group Ltd 1,417,877
20,900 Porton Pharma Solutions Ltd 146,948
1,823,878 Postal Savings Bank of China Co Ltd - A 1,302,523
6,562,000 e,g Postal Savings Bank of China Co Ltd - H 4,465,487

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
715,600 Power Construction Corp of China Ltd $ 745,492
7,280 Proya Cosmetics Co Ltd 178,156
6,408 Pylon Technologies Co Ltd 292,084
264,300 * Qinghai Salt Lake Industry Co Ltd 983,477
10,827 Raytron Technology Co Ltd 70,943
31,300 Riyue Heavy Industry Co Ltd 111,559
465,500 Rongsheng Petro Chemical Co Ltd 915,088
356,400 SAIC Motor Corp Ltd 795,065
74,800 Sailun Group Co Ltd 111,154
13,000 Sangfor Technologies, Inc 291,529
902,000 Sany Heavy Equipment International 911,201
383,400 Sany Heavy Industry Co Ltd 997,395
368,160 Sealand Securities Co Ltd 193,382
111,100 Seazen Holdings Co Ltd 351,359
221,100 SF Holding Co Ltd 1,929,824
13,575 SG Micro Corp 359,261
495,671 Shaanxi Coal Industry Co Ltd 1,437,399
181,900 Shan XI Hua Yang Group New Energy Co Ltd 424,009
73,690 Shandong Buchang Pharmaceuticals Co Ltd 209,646
200,845 Shandong Gold Mining Co Ltd - A 590,358
589,124 g Shandong Gold Mining Co Ltd - H 1,136,172
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 587,361
44,800 Shandong Linglong Tyre Co Ltd 146,547
673,600 Shandong Nanshan Aluminum Co Ltd 361,351
203,900 Shandong Sun Paper Industry JSC Ltd 337,820
10,200 Shandong Weifang Rainbow Chemical Co Ltd 123,853
1,992,990 Shandong Weigao Group Medical Polymer Co Ltd 3,313,106
65,780 Shanghai Bairun Investment Holding Group Co Ltd 354,575
62,790 Shanghai Baosight Software Co Ltd 465,881
436,085 Shanghai Baosight Software Co Ltd 1,366,829
421,400 Shanghai Construction Group Co Ltd 164,191
457,900 Shanghai Electric Group Co Ltd 277,722
127,300 Shanghai Electric Power Co Ltd 190,402
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 626,082
395,985 Shanghai Fosun Pharmaceutical Group Co Ltd - H 1,276,827
2,991 Shanghai Friendess Electronic Technology Corp Ltd 94,057
22,600 Shanghai Fudan Microelectronics Group Co Ltd 227,485
226,580 Shanghai Fudan Microelectronics Group Co Ltd 944,463
72,400 * Shanghai International Airport Co Ltd 650,425
451,300 Shanghai International Port Group Co Ltd 357,036
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd 481,618
47,210 * Shanghai Junshi Biosciences Co Ltd 401,944
174,232 Shanghai Lingang Holdings Corp Ltd 318,053
1,038,379
Shanghai Lujiazui Finance & Trade Zone Development
Co Ltd 832,149
60,200 Shanghai M&G Stationery, Inc 479,242
3,386 Shanghai Medicilon, Inc 105,208
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 379,991
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 1,158,139
1,406,500 Shanghai Pudong Development Bank Co Ltd 1,536,851
68,540 Shanghai Putailai New Energy Technology Co Ltd 562,783
186,000 Shanghai RAAS Blood Products Co Ltd 171,219
203,200 Shanghai Rural Commercial Bank Co Ltd 178,011
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 267,571
204,600
Shanxi Lu'an Environmental Energy Development Co
Ltd 601,193
237,700 Shanxi Meijin Energy Co Ltd 339,544
173,160 Shanxi Securities Co Ltd 152,130
281,100 Shanxi Taigang Stainless Steel Co Ltd 191,622
59,220 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,563,843
221,270 Shanxi Xishan Coal & Electricity Power Co Ltd 386,673

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
175,800 Shenghe Resources Holding Co Ltd $ 428,963
161,300 Shengyi Technology Co Ltd 386,600
11,760 Shennan Circuits Co Ltd 133,292
1,055,300 Shenwan Hongyuan Group Co Ltd 649,855
30,780 Shenzhen Capchem Technology Co Ltd 223,925
8,300 Shenzhen Dynanonic Co Ltd 331,669
216,600 Shenzhen Energy Group Co Ltd 198,793
134,127 Shenzhen Inovance Technology Co Ltd 1,419,244
1,081,738 Shenzhen International Holdings Ltd 1,055,393
53,020 Shenzhen Kangtai Biological Products Co Ltd 289,363
8,900 Shenzhen Kedali Industry Co Ltd 199,409
31,300 Shenzhen Kstar Science And Technology Co Ltd 270,066
57,700 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,852,700
44,500
Shenzhen New Industries Biomedical Engineering
Co Ltd 364,139
392,100 Shenzhen Overseas Chinese Town Co Ltd 312,462
50,500 Shenzhen Salubris Pharmaceuticals Co Ltd 271,324
15,400 Shenzhen SC New Energy Technology Corp 282,111
50,045 Shenzhen Senior Technology Material Co Ltd 173,299
26,400 Shenzhen Sunlord Electronics Co Ltd 112,411
25,428 Shenzhen Transsion Holdings Co Ltd 322,703
661,400 Shenzhou International Group Holdings Ltd 8,329,417
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 386,437
1,109,000 *,†,e Shimao Property Holdings Ltd 466,730
172,973 Sichuan Chuantou Energy Co Ltd 320,970
479,100 Sichuan Hebang Biotechnology Co Ltd 228,510
132,500 Sichuan Kelun Pharmaceutical Co Ltd 533,929
132,900 * Sichuan New Energy Power Co Ltd 390,826
300,600 Sichuan Road & Bridge Co Ltd 522,719
21,100 Sichuan Swellfun Co Ltd 255,666
49,000 Sichuan Yahua Industrial Group Co Ltd 187,911
31,900 Sieyuan Electric Co Ltd 206,208
254,000 Silergy Corp 5,168,760
70,800 Sinoma Science & Technology Co Ltd 261,102
21,000 Sinomine Resource Group Co Ltd 280,165
514,583 Sinopec Shanghai Petrochemical Co Ltd (Class A) 244,378
1,100,800 Sinopharm Group Co 2,698,052
18,560 Skshu Paint Co Ltd 341,289
1,461,000 e,g Smoore International Holdings Ltd 2,202,409
105,560 Songcheng Performance Development Co Ltd 227,871
261,456 SooChow Securities Co Ltd 275,681
131,200 Southwest Securities Co Ltd 77,738
7,269 StarPower Semiconductor Ltd 341,482
2,902,031 *,†,e Sunac China Holdings Ltd 3,701
74,300 Sungrow Power Supply Co Ltd 1,438,543
558,717 Sunny Optical Technology Group Co Ltd 7,541,081
78,000 Sunwoda Electronic Co Ltd 273,132
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 543,978
7,840 Suzhou Maxwell Technologies Co Ltd 516,448
28,000 Suzhou TA&A Ultra Clean Technology Co Ltd 264,270
350,432 * TAL Education Group (ADR) 2,561,658
200,900 Tangshan Jidong Cement Co Ltd 258,679
191,900 TBEA Co Ltd 607,193
757,900 TCL Technology Group Corp 472,681
4,899,591 Tencent Holdings Ltd 238,751,727
562,300 * Tencent Music Entertainment (ADR) 4,717,697
20,800 Thunder Software Technology Co Ltd 339,562
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 122,176
149,000 Tianjin Zhonghuan Semiconductor Co Ltd 939,752
72,100 Tianma Microelectronics Co Ltd 100,898
76,200 * Tianqi Lithium Corp 1,091,541

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
184,400 Tianshan Aluminum Group Co Ltd $ 246,932
86,500 Tianshui Huatian Technology Co Ltd 114,647
48,943 * Tibet Summit Resources Co Ltd 175,998
1,592,025 Tingyi Cayman Islands Holding Corp 2,648,512
87,700 Titan Wind Energy Suzhou Co Ltd 212,422
91,364 Toly Bread Co Ltd 226,667
1,006,000 * Tongcheng-Elong Holdings Ltd 2,279,404
36,000 TongFu Microelectronics Co Ltd 98,161
122,000 Tongkun Group Co Ltd 284,408
432,900 Tongling Nonferrous Metals Group Co Ltd 224,810
231,892 Tongwei Co Ltd 1,454,546
19,100 * Topchoice Medical Corp 460,803
1,674,000 g Topsports International Holdings Ltd 1,577,348
759,661 Travelsky Technology Ltd 1,578,996
94,675 Trina Solar Co Ltd 1,005,509
430,545 * Trip.com Group Ltd (ADR) 15,826,834
498,000 Tsingtao Brewery Co Ltd 4,808,109
30,800 Tsingtao Brewery Co Ltd (Class A) 462,472
34,299 Unigroup Guoxin Microelectronics Co Ltd 640,565
1,090,000 Uni-President China Holdings Ltd 1,048,625
109,480 Unisplendour Corp Ltd 373,984
335,397 * Vipshop Holdings Ltd (ADR) 5,188,592
67,400 Walvax Biotechnology Co Ltd 400,055
147,100 Wanhua Chemical Group Co Ltd 2,110,435
4,063,587 Want Want China Holdings Ltd 2,646,614
51,272 * Weibo Corp (ADR) 1,166,438
1,661,800 Weichai Power Co Ltd 2,509,462
277,000 Weichai Power Co Ltd (Class A) 461,185
26,200 Weihai Guangwei Composites Co Ltd 280,406
322,360 Wens Foodstuffs Group Co Ltd 962,959
470,300 Western Securities Co Ltd 463,423
17,618 Western Superconducting Technologies Co Ltd 257,220
47,790 Will Semiconductor Ltd 670,318
50,200 Wingtech Technology Co Ltd 437,055
2,026,000 Winteam Pharmaceutical Group Ltd 970,679
221,200 Wuchan Zhongda Group Co Ltd 160,829
4,200 Wuhan DR Laser Technology Corp Ltd 88,510
96,745 Wuhan Guide Infrared Co Ltd 169,142
84,800
Wuhu Shunrong Sanqi Interactive Entertainment
Network Technology Co Ltd 257,136
186,700 Wuliangye Yibin Co Ltd 5,809,482
48,290 WUS Printed Circuit Kunshan Co Ltd 91,319
112,404 WuXi AppTec Co Ltd - A 1,561,339
282,877 g WuXi AppTec Co Ltd - H 3,675,712
4,987 Wuxi Autowell Technology Co Ltd 159,196
2,862,301 *,g Wuxi Biologics Cayman, Inc 23,901,360
16,240 Wuxi Shangji Automation Co Ltd 275,964
293,200 XCMG Construction Machinery Co Ltd 253,170
125,536 Xiamen C & D, Inc 247,175
9,000 Xiamen Faratronic Co Ltd 239,631
47,100 Xiamen Tungsten Co Ltd 155,129
12,061,036 *,g Xiaomi Corp 19,951,956
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 275,152
618,800 Xinjiang Goldwind Science & Technology Co Ltd - H 632,220
133,200 Xinjiang Zhongtai Chemical Co Ltd 151,437
3,985,780 Xinyi Solar Holdings Ltd 5,185,352
671,389 *,e XPeng, Inc 3,533,526
1,024,234 e XTEP International Holdings 1,365,672
1,008,000 g Yadea Group Holdings Ltd 2,298,096
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 172,861
142,700 Yantai Jereh Oilfield Services Group Co Ltd 686,702

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
1,268,464 e Yanzhou Coal Mining Co Ltd $ 4,079,443
148,900 Yanzhou Coal Mining Co Ltd (Class A) 758,890
49,967 Yealink Network Technology Corp Ltd 453,173
49,908 Yifeng Pharmacy Chain Co Ltd 420,077
368,000 Yihai International Holding Ltd 1,309,513
71,500 Yihai Kerry Arawana Holdings Co Ltd 474,651
125,420 Yintai Gold Co Ltd 232,396
18,100 YongXing Special Materials Technology Co Ltd 305,573
224,999 Yonyou Network Technology Co Ltd 819,548
12,200 * Youngy Co Ltd 206,710
155,000 YTO Express Group Co Ltd 482,588
146,200 * Yuan Longping High-tech Agriculture Co Ltd 372,315
1,137,227 Yuexiu Property Co Ltd 1,654,333
328,718 Yum China Holdings, Inc 20,252,316
191,710 Yunda Holding Co Ltd 420,552
165,300 Yunnan Aluminium Co Ltd 331,219
80,860 Yunnan Baiyao Group Co Ltd 688,835
10,500 Yunnan Botanee Bio-Technology Group Co Ltd 218,267
48,700 Yunnan Energy New Material Co Ltd 1,130,892
68,500 Yunnan Tin Co Ltd 154,847
90,800 * Yunnan Yuntianhua Co Ltd 313,093
70,685 * Zai Lab Ltd (ADR) 2,978,666
76,600 Zangge Mining Co Ltd 317,692
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 1,231,629
907,141 Zhaojin Mining Industry Co Ltd 1,043,947
133,200 Zhefu Holding Group Co Ltd 81,374
384,700 * Zhejiang Century Huatong Group Co Ltd 226,781
568,400 Zhejiang China Commodities City Group Co Ltd 430,174
119,716 Zhejiang Chint Electrics Co Ltd 572,071
122,400 Zhejiang Dahua Technology Co Ltd 230,119
30,420 Zhejiang Dingli Machinery Co Ltd 246,410
1,530,414 Zhejiang Expressway Co Ltd 1,321,557
39,566 Zhejiang HangKe Technology, Inc Co 296,611
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 224,533
68,828 Zhejiang Huayou Cobalt Co Ltd 673,502
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 549,251
39,600 Zhejiang Jiuzhou Pharmaceutical Co Ltd 265,131
106,800 Zhejiang Juhua Co Ltd 262,462
134,164 Zhejiang NHU Co Ltd 387,547
133,791 Zhejiang Satellite Petrochemical Co Ltd 351,684
10,398 Zhejiang Supcon Technology Co Ltd 142,053
12,900 Zhejiang Supor Co Ltd 98,859
58,370 Zhejiang Weiming Environment Protection Co Ltd 168,445
118,900 Zhejiang Weixing New Building Materials Co Ltd 403,008
13,200 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 110,375
68,500 Zhejiang Yongtai Technology Co Ltd 248,382
201,800 Zheshang Securities Co Ltd 319,041
566,150 *,e,g ZhongAn Online P&C Insurance Co Ltd 1,886,944
53,100 Zhongji Innolight Co Ltd 229,497
509,500 Zhongsheng Group Holdings Ltd 2,882,846
301,900 Zhongtai Securities Co Ltd 309,648
27,531 Zhuzhou CRRC Times Electric Co Ltd 228,729
435,800 Zhuzhou CSR Times Electric Co Ltd 2,321,657
45,300 Zhuzhou Hongda Electronics Corp Ltd 321,160
140,900 Zhuzhou Kibing Group Co Ltd 251,239
126,700 Zibo Qixiang Tengda Chemical Co Ltd 136,309
4,569,299 Zijin Mining Group Co Ltd 7,557,852
952,300 Zijin Mining Group Co Ltd (Class A) 1,672,326
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 283,706
177,500 ZTE Corp 702,128

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
CHINA—continued
605,864 ZTE Corp (Class H) $ 1,463,178
339,022 ZTO Express Cayman, Inc (ADR) 9,665,517
TOTAL CHINA 1,783,051,155
COLOMBIA - 0 .1%
193,872 BanColombia S.A. 1,743,553
352,627 BanColombia S.A. (Preference) 2,680,377
347,473 Interconexion Electrica S.A. 1,416,975
TOTAL COLOMBIA 5,840,905
CZECH REPUBLIC - 0 .2%
127,976 CEZ AS 5,196,056
60,562 Komercni Banka AS 2,044,052
247,245 g Moneta Money Bank AS 912,776
TOTAL CZECH REPUBLIC 8,152,884
EGYPT - 0 .1%
1,990,693 Commercial International Bank 3,274,350
518,867 Eastern Tobacco 307,744
622,113 * Egyptian Financial Group-Hermes Holding 391,243
TOTAL EGYPT 3,973,337
GREECE - 0 .3%
1,805,812 * Alpha Bank AE 2,460,390
2,008,930 * Eurobank Ergasias S.A. 2,725,857
12,741 *,† FF Group 139
158,556 Hellenic Telecommunications Organization S.A. 2,499,515
86,097 JUMBO S.A. 1,546,104
65,331 Mytilineos Holdings S.A. 1,690,118
432,944 * National Bank of Greece S.A. 2,058,506
152,200 OPAP S.A. 2,285,381
187,089 * Public Power Corp 1,490,500
36,497 Terna Energy S.A. 795,649
TOTAL GREECE 17,552,159
HONG KONG - 0 .2%
798,151 Kingboard Laminates Holdings Ltd 973,200
1,349,000 Nine Dragons Paper Holdings Ltd 1,209,318
102,406 Orient Overseas International Ltd 1,702,278
8,168,331 Sino Biopharmaceutical 4,753,050
295,000 Vinda International Holdings Ltd 814,125
TOTAL HONG KONG 9,451,971
HUNGARY - 0 .2%
473,543 MOL Hungarian Oil & Gas plc 3,538,849
161,100 OTP Bank 4,854,182
79,560 Richter Gedeon Rt 1,796,577
TOTAL HUNGARY 10,189,608
INDIA - 12 .9%
40,130 ABB Ltd India 1,396,565
219,129 Adani Enterprises Ltd 7,991,550
221,049 Adani Gas Ltd 5,710,583
245,365 * Adani Green Energy Ltd 3,688,125
398,497 Adani Ports & Special Economic Zone Ltd 2,993,264
591,092 * Adani Power Ltd 1,622,990
220,320 * Adani Transmissions Ltd 4,798,402
477,604 Ambuja Cements Ltd 2,349,708
79,837 Apollo Hospitals Enterprise Ltd 4,166,285
296,897 Asian Paints Ltd 9,914,712
56,818 Associated Cement Co Ltd 1,370,203

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
INDIA—continued
132,093 g AU Small Finance Bank Ltd $ 1,004,237
208,622 Aurobindo Pharma Ltd 1,043,073
133,402 *,g Avenue Supermarts Ltd 5,729,829
1,774,047 Axis Bank Ltd 18,960,528
20,755 Bajaj Auto Ltd 1,495,118
209,115 Bajaj Finance Ltd 15,116,597
295,800 Bajaj Finserv Ltd 4,877,448
56,506 Bajaj Holdings and Investment Ltd 2,642,307
61,563 Balkrishna Industries Ltd 1,676,015
460,278 *,g Bandhan Bank Ltd 1,379,580
184,393 Berger Paints India Ltd 1,240,288
3,098,689 Bharat Electronics Ltd 3,605,450
195,413 Bharat Forge Ltd 2,093,035
789,586 Bharat Petroleum Corp Ltd 3,314,033
1,813,228 Bharti Airtel Ltd 17,085,521
318,471 Biocon Ltd 916,219
83,528 Britannia Industries Ltd 4,414,491
313,281 Cholamandalam Investment and Finance Co Ltd 2,715,311
382,924 Cipla Ltd 4,773,434
1,408,776 Coal India Ltd 3,888,689
93,913 Colgate-Palmolive India Ltd 1,668,667
216,954 Container Corp Of India Ltd 1,670,878
468,468 Dabur India Ltd 3,198,708
100,932 Divi S Laboratories Ltd 4,101,094
573,058 DLF Ltd 2,504,283
88,214 Dr Reddy's Laboratories Ltd 4,678,342
113,032 Eicher Motors Ltd 4,518,589
1,856,998 GAIL India Ltd 2,165,923
322,447 * Godrej Consumer Products Ltd 3,604,558
97,718 * Godrej Properties Ltd 1,417,559
192,850 Grasim Industries Ltd 3,757,977
192,809 Havells India Ltd 2,791,960
844,615 HCL Technologies Ltd 11,646,904
725,803 g HDFC Life Insurance Co Ltd 5,143,538
83,922 Hero Honda Motors Ltd 2,841,627
1,073,056 Hindalco Industries Ltd 6,193,927
634,045 Hindustan Lever Ltd 20,004,353
507,518 Hindustan Petroleum Corp Ltd 1,476,550
1,351,227 Housing Development Finance Corp 43,499,251
4,033,012 ICICI Bank Ltd 41,262,413
182,738 g ICICI Lombard General Insurance Co Ltd 2,528,328
260,206 g ICICI Prudential Life Insurance Co Ltd 1,441,964
648,341 Indian Hotels Co Ltd 2,394,718
2,845,198 Indian Oil Corp Ltd 2,846,116
170,251 Indian Railway Catering & Tourism Corp Ltd 1,329,804
259,941 Indraprastha Gas Ltd 1,353,290
544,052 Indus Towers Ltd 1,021,265
55,039 Info Edge India Ltd 2,483,850
2,630,690 Infosys Technologies Ltd 49,549,813
71,179 *,g InterGlobe Aviation Ltd 1,851,091
2,479,308 ITC Ltd 10,699,751
346,216 Jindal Steel & Power Ltd 2,483,482
574,306 JSW Steel Ltd 5,048,684
352,880 Jubilant Foodworks Ltd 2,109,840
448,407 Kotak Mahindra Bank Ltd 9,520,256
98,611 g Larsen & Toubro Infotech Ltd 5,299,908
552,445 Larsen & Toubro Ltd 14,381,469
176,790 Lupin Ltd 1,594,775
702,226 Mahindra & Mahindra Ltd 11,870,125
402,469 Marico Ltd 2,453,445
93,620 Maruti Suzuki India Ltd 10,205,676

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
INDIA—continued
1,524,045 Motherson Sumi Systems Ltd $ 1,411,909
65,320 Mphasis Ltd 1,666,763
1,416 MRF Ltd 1,575,390
78,423 Muthoot Finance Ltd 1,003,815
26,423 Nestle India Ltd 6,147,288
3,359,830 NTPC Ltd 7,037,059
4,719 Page Industries Ltd 2,312,851
631,464 Petronet LNG Ltd 1,680,930
58,104 PI Industries Ltd 2,133,746
115,334 Pidilite Industries Ltd 3,217,607
2,683,801 Power Grid Corp of India Ltd 7,122,124
2,388,241 Reliance Industries Ltd 68,894,507
171,615 SBI Cards & Payment Services Ltd 1,519,873
343,863 g SBI Life Insurance Co Ltd 5,133,389
770,992 Sesa Sterlite Ltd 3,150,234
8,585 Shree Cement Ltd 2,492,592
184,100 Shriram Transport Finance Co Ltd 2,904,298
54,647 Siemens India Ltd 1,958,494
114,752 SRF Ltd 3,072,190
1,375,557 State Bank of India 9,341,455
763,975 Sun Pharmaceutical Industries Ltd 9,673,010
717,813 Tata Consultancy Services Ltd 29,626,765
26,558 Tata Elxsi Ltd 2,165,825
1,299,464 * Tata Motors Ltd 7,236,857
1,097,237 Tata Power Co Ltd 2,866,930
5,741,545 * Tata Steel Ltd 8,455,803
420,353 Tata Tea Ltd 3,753,445
450,005 Tech Mahindra Ltd 5,618,993
255,333 Titan Industries Ltd 7,447,268
77,256 Torrent Pharmaceuticals Ltd 1,438,758
130,018 Trent Ltd 1,906,789
81,276 Tube Investments of India Ltd 2,602,782
147,450 TVS Motor Co Ltd 1,874,598
77,539 Ultra Tech Cement Ltd 6,730,798
225,548 * United Spirits Ltd 2,124,382
383,500 UPL Ltd 3,556,957
174,183 Varun Beverages Ltd 2,446,296
1,057,137 Wipro Ltd 5,176,498
9,035,620 * Yes Bank Ltd 1,911,586
1,962,782 * Zomato Ltd 1,202,731
TOTAL INDIA 696,181,926
INDONESIA - 1 .8%
12,388,954 Adaro Energy Tbk 2,454,812
16,193,854 Astra International Tbk PT 6,505,911
42,165,229 Bank Central Asia Tbk PT 23,929,145
3,490,600 * Bank Jago Tbk PT 751,569
53,641,950 Bank Rakyat Indonesia 16,450,260
1,733,941 Indofood CBP Sukses Makmur Tbk 1,169,172
18,221,200 Kalbe Farma Tbk PT 2,508,685
9,310,328 * Merdeka Copper Gold Tbk PT 2,948,584
6,042,700 PT Aneka Tambang Tbk 936,311
14,765,539 PT Bank Mandiri Persero Tbk 9,838,811
5,735,459 PT Bank Negara Indonesia 3,515,784
20,491,576 PT Barito Pacific Tbk 1,130,027
5,324,700 PT Charoen Pokphand Indonesia Tbk 2,071,455
2,024,705 PT Indah Kiat Pulp and Paper Corp Tbk 1,128,307
3,164,570 PT Indofood Sukses Makmur Tbk 1,422,156
2,846,604 PT Semen Gresik Persero Tbk 1,410,112
14,523,400 PT Sumber Alfaria Trijaya Tbk 2,745,392
6,683,945 PT Unilever Indonesia Tbk 2,080,588

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
INDONESIA—continued
1,398,273 PT United Tractors Tbk $ 2,295,623
1,715,786 * PT Vale Indonesia Tbk 855,648
16,603,000 Sarana Menara Nusantara Tbk PT 1,243,496
41,527,583 Telkom Indonesia Persero Tbk PT 10,732,081
TOTAL INDONESIA 98,123,929
KOREA, REPUBLIC OF - 11 .8%
23,108 * Amorepacific Corp 2,746,769
7,226 * BGF retail Co Ltd 1,095,246
64,881 Celltrion Healthcare Co Ltd 3,036,460
12,811 * Celltrion Pharm Inc 668,788
80,816 Celltrion, Inc 10,666,193
49,919 Cheil Communications, Inc 892,090
6,266 CJ CheilJedang Corp 1,757,987
12,491 * CJ Corp 837,376
42,213 * Coway Co Ltd 1,914,290
34,563 * Dongbu Insurance Co Ltd 1,841,907
41,014 Doosan Bobcat, Inc 1,163,904
333,330 * Doosan Heavy Industries and Construction Co Ltd 4,558,190
37,803 Ecopro BM Co Ltd 3,086,482
16,802 E-Mart Co Ltd 1,427,944
13,415 * F&F Co Ltd 1,664,177
40,038 GS Holdings Corp 1,438,679
233,641 Hana Financial Group, Inc 9,281,906
57,116 * Hankook Tire Co Ltd 1,507,280
5,770 * Hanmi Pharm Co Ltd 1,205,459
140,900 Hanon Systems 1,051,141
93,545 * Hanwha Chemical Corp 3,466,707
85,726 * HLB, Inc 2,133,057
16,145 * Honam Petrochemical Corp 2,330,967
25,858 Hotel Shilla Co Ltd 1,671,026
14,289 * HYBE Co Ltd 2,248,126
428,361 Hynix Semiconductor, Inc 30,989,275
63,742 * Hyundai Engineering & Construction Co Ltd 1,981,698
14,460 Hyundai Glovis Co Ltd 1,956,905
32,416 * Hyundai Heavy Industries 2,105,344
14,136 * Hyundai Heavy Industries Co Ltd 1,283,166
195,912 * Hyundai Merchant Marine Co Ltd 3,484,017
18,721 * Hyundai Mipo Dockyard 1,229,416
47,574 Hyundai Mobis 7,954,709
108,912 Hyundai Motor Co 14,847,034
28,720 Hyundai Motor Co Ltd (2nd Preference) 2,011,227
18,335 Hyundai Motor Co Ltd (Preference) 1,283,198
39,907 Hyundai Robotics Co Ltd 1,983,749
74,339 Hyundai Steel Co 2,076,524
15,233 * Iljin Materials Co Ltd 783,284
185,427 Industrial Bank of Korea 1,547,611
244,299 Kakao Corp 12,297,348
25,317 * Kakao Games Corp 962,496
105,830 * KakaoBank Corp 2,348,117
71,780 * Kangwon Land, Inc 1,375,440
305,502 KB Financial Group, Inc 13,922,455
207,114 Kia Motors Corp 11,283,967
59,052 * Korea Aerospace Industries Ltd 2,317,171
204,680 Korea Electric Power Corp 3,304,606
26,522 * Korea Investment Holdings Co Ltd 1,353,409
15,493 * Korea Kumho Petrochemical 1,863,422
6,987 * Korea Zinc Co Ltd 3,077,316
129,302 * Korean Air Lines Co Ltd 2,558,397
22,250 *,e,g Krafton, Inc 3,267,863
86,807 KT&G Corp 6,511,524

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
17,907 L&F Co Ltd $ 3,023,036
39,051 LG Chem Ltd 22,040,500
6,131 LG Chem Ltd (Preference) 1,526,705
75,125 * LG Corp 5,059,233
184,414 e LG Display Co Ltd 2,053,480
85,563 LG Electronics, Inc 7,010,993
27,231 *,e LG Energy Solution 11,582,709
7,496 LG Household & Health Care Ltd 4,544,514
11,674 LG Innotek Co Ltd 2,600,838
171,327 LG Telecom Ltd 1,549,351
9,410 * Lotte Shopping Co Ltd 721,145
28,085 *,† Meritz Fire & Marine Insurance Co Ltd 1,178,842
156,669 * Meritz Securities Co Ltd 817,847
245,855 * Mirae Asset Daewoo Co Ltd 1,364,832
102,674 Naver Corp 17,056,782
13,251 * NCsoft 4,904,609
18,070 *,g Netmarble Corp 900,045
17,158 * Orion Corp/Republic of Korea 1,736,750
209,212 * Pan Ocean Co Ltd 1,030,582
21,839 * Pearl Abyss Corp 809,445
62,210 POSCO 15,286,657
21,808 POSCO Refractories & Environment Co Ltd 3,997,393
14,878 S1 Corp (Korea) 696,122
13,554 *,g Samsung Biologics Co Ltd 8,751,549
62,457 * Samsung C&T Corp 6,032,187
44,129 Samsung Electro-Mechanics Co Ltd 5,153,957
3,747,458 Samsung Electronics Co Ltd 186,661,741
646,303 Samsung Electronics Co Ltd (Preference) 29,002,246
115,217 * Samsung Engineering Co Ltd 2,431,546
25,031 Samsung Fire & Marine Insurance Co Ltd 4,127,274
482,512 * Samsung Heavy Industries Co Ltd 2,280,252
62,433 Samsung Life Insurance Co Ltd 3,594,402
43,173 Samsung SDI Co Ltd 24,194,239
25,732 Samsung SDS Co Ltd 2,624,043
46,483 Samsung Securities Co Ltd 1,265,344
27,506 SD Biosensor, Inc 642,331
358,477 Shinhan Financial Group Co Ltd 12,121,675
20,749 * SK Biopharmaceuticals Co Ltd 1,224,655
17,219 *,e SK Bioscience Co Ltd 1,056,712
29,805 SK Holdings Co Ltd 4,821,222
20,345 *,g SK IE Technology Co Ltd 1,118,437
45,982 * SK Innovation Co Ltd 6,111,699
79,639 * SK Square Co Ltd 2,359,259
15,683 * SKC Co Ltd 1,222,589
39,637 S-Oil Corp 2,859,339
443,065 Woori Financial Group, Inc 4,621,525
107,349 * Woori Investment & Securities Co Ltd 804,343
40,636 * Yuhan Corp 1,729,688
TOTAL KOREA, REPUBLIC OF 633,957,503
KUWAIT - 0 .9%
1,183,710 Agility Public Warehousing Co KSC 2,306,503
825,290 Boubyan Bank KSCP 2,122,070
1,255,349 Gulf Bank KSCP 1,289,787
5,956,498 Kuwait Finance House 16,378,760
482,290 Mabanee Co KPSC 1,355,536
1,901,547 Mobile Telecommunications Co KSC 3,459,028
5,695,938 National Bank of Kuwait SAKP 20,504,089
TOTAL KUWAIT 47,415,773

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
LUXEMBOURG - 0 .0%
96,548 Reinet Investments S.C.A $ 1,828,364
TOTAL LUXEMBOURG 1,828,364
MALAYSIA - 1 .5%
1,478,233 AMMB Holdings BHD 1,416,812
2,016,274 Axiata Group Bhd 1,436,474
5,225,552 Bumiputra-Commerce Holdings BHD 7,057,905
4,065,777 Dialog Group BHD 2,486,345
2,220,339 Digi.Com BHD 2,195,914
1,891,775 Genting BHD 2,201,739
2,236,600 Genting Malaysia BHD 1,493,269
476,200 HAP Seng Consolidated BHD 826,966
1,167,300 Hartalega Holdings BHD 442,133
396,487 Hong Leong Bank BHD 1,910,032
71,706 Hong Leong Credit BHD 311,158
1,355,370 IHH Healthcare BHD 1,884,413
2,115,100 Inari Amertron BHD 1,296,330
1,778,800 IOI Corp BHD 1,596,148
350,911 Kuala Lumpur Kepong BHD 1,765,335
3,783,049 Malayan Banking BHD 7,758,988
484,707 * Malaysia Airports Holdings BHD 803,485
1,771,400 Maxis BHD 1,647,821
1,359,900 MISC BHD 2,335,726
1,423,187 g MR DIY Group M Bhd 635,701
53,400 Nestle Malaysia BHD 1,692,476
1,867,400 Petronas Chemicals Group BHD 3,664,659
328,200 Petronas Dagangan BHD 1,677,257
863,200 Petronas Gas BHD 3,403,628
479,059 PPB Group BHD 1,976,543
2,982,824 Press Metal BHD 3,638,336
11,012,915 Public Bank BHD 10,962,450
749,550 QL Resources BHD 1,031,438
1,234,723 RHB Capital BHD 1,666,841
2,026,165 Sime Darby BHD 1,100,337
1,566,765 Sime Darby Plantation BHD 1,592,976
884,351 Telekom Malaysia BHD 1,084,859
2,162,058 Tenaga Nasional BHD 4,777,724
3,370,600 Top Glove Corp BHD 658,715
TOTAL MALAYSIA 80,430,933
MEXICO - 2 .6%
2,197,400 Alfa S.A. de C.V. (Class A) 1,591,702
21,899,541 America Movil S.A.B. de C.V. 22,887,495
557,049 e,g Banco del Bajio S.A. 2,243,224
11,548,297 * Cemex S.A. de C.V. 6,157,293
414,110 Coca-Cola Femsa SAB de C.V. 3,150,495
351,457 Embotelladoras Arca SAB de C.V. 3,104,610
2,388,000 Fibra Uno Administracion S.A. de C.V. 3,233,796
1,543,877 Fomento Economico Mexicano S.A. de C.V. 13,523,118
161,510 Gruma SAB de C.V. 2,349,166
297,530
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 5,136,562
146,426 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,977,036
1,043,089 Grupo Bimbo S.A. de C.V. (Series A) 5,208,105
363,452 Grupo Carso S.A. de C.V. (Series A1) 1,839,794
2,037,028 Grupo Financiero Banorte S.A. de C.V. 16,896,174
1,750,544 *,e Grupo Financiero Inbursa S.A. 3,765,011
2,286,632 Grupo Mexico S.A. de C.V. (Series B) 10,168,746
1,915,790 e Grupo Televisa S.A. 2,343,041
111,904 *,e Industrias Penoles S.A. de C.V. 1,594,783
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,354,446

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
MEXICO—continued
773,500 Operadora de Sites Mexicanos S.A. de C.V. $ 833,863
791,023 Orbia Advance Corp SAB de C.V. 1,584,524
178,240 Promotora y Operadora de Infraestructura SAB de C.V. 1,727,169
75,944 Southern Copper Corp 5,711,748
4,156,489 Wal-Mart de Mexico SAB de C.V. 16,281,173
TOTAL MEXICO 137,663,074
PERU - 0 .2%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,427,254
53,814 Credicorp Ltd 7,227,220
TOTAL PERU 8,654,474
PHILIPPINES - 0 .7%
1,279,604 Aboitiz Equity Ventures, Inc 1,335,902
10,018,189 AC Energy Corp 1,288,780
201,343 Ayala Corp 2,618,433
5,809,293 Ayala Land, Inc 3,133,311
1,466,249 Bank of the Philippine Islands 2,823,270
1,832,227 BDO Unibank, Inc 4,132,470
22,001 Globe Telecom, Inc 815,845
797,883 International Container Term Services, Inc 3,033,184
2,139,256 JG Summit Holdings (Series B) 2,104,173
347,580 Jollibee Foods Corp 1,516,557
172,181 Manila Electric Co 885,819
1,138,520 Metropolitan Bank & Trust 1,196,178
4,689,600 g Monde Nissin Corp 1,136,620
67,705 PLDT, Inc 1,677,935
183,565 SM Investments Corp 3,104,121
9,713,668 SM Prime Holdings 6,581,774
700,547 Universal Robina 1,769,714
TOTAL PHILIPPINES 39,154,086
POLAND - 0 .7%
272,368 *,g Allegro.eu S.A. 1,895,830
153,851 Bank Pekao S.A. 3,287,681
25,118 Bank Zachodni WBK S.A. 1,669,898
12,099 BRE Bank S.A. 891,974
47,577 CD Projekt Red S.A. 1,535,253
172,719 Cyfrowy Polsat S.A. 733,400
38,325 *,g Dino Polska S.A. 3,472,041
110,864 KGHM Polska Miedz S.A. 3,624,488
835 LPP S.A. 1,955,896
708,281 * PGE Polska Grupa Energetyczna S.A. 1,226,452
518,919 Polski Koncern Naftowy Orlen S.A. 7,793,966
639,271 Powszechna Kasa Oszczednosci Bank Polski S.A. 4,768,005
479,285 Powszechny Zaklad Ubezpieczen S.A. 4,073,913
TOTAL POLAND 36,928,797
QATAR - 0 .9%
2,038,373 Barwa Real Estate Co 1,594,377
2,521,716 Commercial Bank of Qatar QSC 4,168,787
1,238,275 Industries Qatar QSC 4,797,569
4,655,700 Masraf Al Rayan 3,505,389
3,278,477 Mesaieed Petrochemical Holding Co 1,944,911
621,129 Ooredoo QSC 1,526,207
344,775 Qatar Electricity & Water Co 1,683,284
546,893 Qatar Fuel QSC 2,687,529
2,093,588 Qatar Gas Transport Co Ltd 2,191,213
558,625 Qatar International Islamic Bank QSC 1,586,860
1,292,625 Qatar Islamic Bank SAQ 6,981,790

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
QATAR—continued
3,568,128 Qatar National Bank $ 17,687,184
TOTAL QATAR 50,355,100
ROMANIA - 0 .1%
441,536 NEPI Rockcastle NV 2,743,397
TOTAL ROMANIA 2,743,397
RUSSIA - 0 .0%
35,937 *,†,e Ozon Holdings plc (ADR) 359
911,463 *,† VTB Bank PJSC (GDR) Equiduct 9,115
281,650 *,† VTB Bank PJSC (GDR) Tradegate 2,817
TOTAL RUSSIA 12,291
SAUDI ARABIA - 3 .9%
62,778 ACWA Power Co 2,548,604
101,032 Advanced Petrochemical Co 1,274,181
1,529,154 * Al Rajhi Bank 33,566,834
783,225 Alinma Bank 6,900,237
196,458 Almarai Co JSC 2,911,475
464,176 Arab National Bank 3,431,652
14,177 Arabian Internet & Communications Services Co 959,982
385,575 * Bank AlBilad 4,630,185
327,345 Bank Al-Jazira 1,699,237
458,749 Banque Saudi Fransi 5,016,355
56,012 Bupa Arabia for Cooperative Insurance Co 2,336,821
24,987 Dallah Healthcare Co 916,086
423,798 * Dar Al Arkan Real Estate Development Co 1,418,354
67,761 Dr Sulaiman Al Habib Medical Services Group Co 4,235,262
19,817 Elm Co 1,889,260
302,485 * Emaar Economic City 662,042
307,522 Etihad Etisalat Co 2,905,222
44,999 Jarir Marketing Co 1,808,713
347,933 * Mobile Telecommunications Co Saudi Arabia 973,684
36,613 Mouwasat Medical Services Co 2,015,689
30,167 Nahdi Medical Co 1,530,387
1,696,816 National Commercial Bank 21,480,968
244,409 * National Industrialization Co 808,665
393,404 * Rabigh Refining & Petrochemical Co 1,177,511
1,049,320 Riyad Bank 8,655,203
172,070 SABIC Agri-Nutrients Co 6,308,972
281,771 Sahara International Petrochemical Co 2,803,422
682,612 * Saudi Arabian Mining Co 13,507,076
2,065,432 g Saudi Arabian Oil Co 18,222,248
710,365 Saudi Basic Industries Corp 17,628,144
716,431 Saudi British Bank 6,941,760
669,121 Saudi Electricity Co 4,123,107
318,734 Saudi Industrial Investment Group 2,117,816
383,763 Saudi Investment Bank 1,843,649
583,972 * Saudi Kayan Petrochemical Co 2,081,773
27,526 * Saudi Research & Marketing Group 1,380,070
35,218 Saudi Tadawul Group Holding Co 1,525,892
1,167,141 Saudi Telecom Co 11,518,738
203,074 Savola Group 1,629,452
201,695 Yanbu National Petrochemical Co 2,390,085
TOTAL SAUDI ARABIA 209,774,813
SINGAPORE - 0 .0%
167,200 g BOC Aviation Ltd 1,392,433
TOTAL SINGAPORE 1,392,433

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
SOUTH AFRICA - 3 .3%
684,012 Absa Group Ltd $ 7,860,876
21,977 African Rainbow Minerals Ltd 358,389
42,674 Anglo American Platinum Ltd 3,173,711
290,971 Aspen Pharmacare Holdings Ltd 2,538,640
266,155 Bid Corp Ltd 5,483,711
218,218 Bidvest Group Ltd 2,816,517
69,568 Capitec Bank Holdings Ltd 7,185,418
181,396 Clicks Group Ltd 2,766,602
365,467 * Discovery Holdings Ltd 2,906,975
225,194 Exxaro Resources Ltd 2,826,150
3,959,799 FirstRand Ltd 14,713,021
261,444 Foschini Ltd 1,634,268
692,355 Gold Fields Ltd 7,891,390
2,637,549 Growthpoint Properties Ltd 2,125,198
407,882 Harmony Gold Mining Co Ltd 1,452,621
674,615 Impala Platinum Holdings Ltd 7,822,719
50,644 Kumba Iron Ore Ltd 1,550,721
189,948 Mr Price Group Ltd 1,797,519
1,350,034 MTN Group Ltd 11,427,520
272,452 MultiChoice Group Ltd 1,875,848
169,557 Naspers Ltd (N Shares) 32,781,955
361,458 Nedbank Group Ltd 4,677,557
244,302 * Northam Platinum Holdings Ltd 2,396,266
3,582,645 Old Mutual Ltd 2,442,212
1,188,816 g Pepkor Holdings Ltd 1,404,033
427,527 Remgro Ltd 3,439,872
1,429,384 Sanlam Ltd 4,624,961
451,560 Sasol Ltd 8,203,409
396,219 Shoprite Holdings Ltd 5,484,923
2,207,378 Sibanye Stillwater Ltd 5,834,654
143,238 Spar Group Ltd 1,131,498
1,082,644 Standard Bank Group Ltd 10,802,307
489,220 Vodacom Group Pty Ltd 3,438,166
764,590 Woolworths Holdings Ltd 3,313,663
TOTAL SOUTH AFRICA 180,183,290
TAIWAN - 14 .3%
376,344 Accton Technology Corp 3,075,586
2,155,380 Acer, Inc 1,799,415
330,649 Advantech Co Ltd 3,780,881
2,678,011 ASE Technology Holding Co Ltd 9,035,721
1,804,512 Asia Cement Corp 2,542,188
554,500 Asustek Computer, Inc 5,050,627
5,643,800 AU Optronics Corp 3,173,613
527,389 Catcher Technology Co Ltd 3,136,190
7,000,889 Cathay Financial Holding Co Ltd 9,967,034
1,092,374 Chailease Holding Co Ltd 8,232,283
3,285,619 Chang Hwa Commercial Bank 1,930,829
1,380,922 Cheng Shin Rubber Industry Co Ltd 1,593,505
2,279,035 China Airlines 1,486,696
12,624,522 China Development Financial Holding Corp 5,577,249
9,249,151 China Steel Corp 9,787,792
14,328,611 Chinatrust Financial Holding Co 10,956,008
3,002,763 Chunghwa Telecom Co Ltd 11,221,677
3,373,000 Compal Electronics, Inc 2,546,225
1,506,768 Delta Electronics, Inc 14,611,828
9,981,791 E.Sun Financial Holding Co Ltd 8,175,463
144,316 Eclat Textile Co Ltd 2,406,800
53,000 eMemory Technology, Inc 2,905,906
2,035,803 Eva Airways Corp 1,986,652
806,192 Evergreen Marine Corp Taiwan Ltd 4,118,625

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
TAIWAN—continued
2,504,071 Far Eastern Textile Co Ltd $ 2,736,786
1,336,589 Far EasTone Telecommunications Co Ltd 2,973,273
272,513 Feng TAY Enterprise Co Ltd 1,799,300
8,297,674 First Financial Holding Co Ltd 7,237,158
2,755,173 Formosa Chemicals & Fibre Corp 6,640,785
923,064 Formosa Petrochemical Corp 2,587,143
3,310,813 Formosa Plastics Corp 9,869,097
5,939,401 Fubon Financial Holding Co Ltd 11,962,443
8,162,788 Fuhwa Financial Holdings Co Ltd 6,138,060
210,086 Giant Manufacturing Co Ltd 1,442,403
174,535 Globalwafers Co Ltd 3,062,226
9,628,002 Hon Hai Precision Industry Co, Ltd 32,106,804
215,608 Hotai Motor Co Ltd 4,733,700
6,881,026 Hua Nan Financial Holdings Co Ltd 5,235,226
7,930,350 InnoLux Display Corp 3,244,554
1,891,340 Inventec Co Ltd 1,594,387
80,125 Largan Precision Co Ltd 5,717,829
1,622,778 Lite-On Technology Corp 3,605,970
1,190,464 MediaTek, Inc 28,762,750
8,743,828 Mega Financial Holding Co Ltd 9,336,765
476,000 Micro-Star International Co Ltd 2,090,738
51,000 momo.com, Inc 1,357,189
3,787,271 Nan Ya Plastics Corp 9,531,149
180,000 Nan Ya Printed Circuit Board Corp 1,478,084
1,092,000 Nanya Technology Corp 2,121,128
147,000 Nien Made Enterprise Co Ltd 1,532,154
466,474 Novatek Microelectronics Corp Ltd 5,554,709
1,611,000 Pegatron Technology Corp 3,472,744
142,025 * PharmaEssentia Corp 2,323,910
1,825,512 Pou Chen Corp 2,094,484
2,380,387 Powerchip Semiconductor Manufacturing Corp 2,745,597
458,000 President Chain Store Corp 4,125,475
687,000 Prime View International Co Ltd 3,986,505
2,102,000 Quanta Computer, Inc 5,249,719
357,085 Realtek Semiconductor Corp 3,834,693
1,437,750 Ruentex Development Co Ltd 2,153,170
3,000,599 Shanghai Commercial & Savings Bank Ltd 4,663,355
10,938,684 Shin Kong Financial Holding Co Ltd 3,285,039
8,065,484 SinoPac Financial Holdings Co Ltd 4,659,617
994,522 Synnex Technology International Corp 2,009,918
8,688,497 Taishin Financial Holdings Co Ltd 4,722,810
3,716,391 Taiwan Business Bank 1,657,862
4,878,039 Taiwan Cement Corp 5,908,589
7,577,492 Taiwan Cooperative Financial Holding 6,695,999
1,583,561 Taiwan High Speed Rail Corp 1,542,788
1,353,861 Taiwan Mobile Co Ltd 4,271,703
19,301,183 Taiwan Semiconductor Manufacturing Co Ltd 340,603,760
916,000 Unimicron Technology Corp 4,217,258
3,791,908 Uni-President Enterprises Corp 8,518,852
9,214,103 United Microelectronics Corp 15,078,364
662,000 Vanguard International Semiconductor Corp 2,225,143
50,000 Voltronic Power Technology Corp 2,530,212
2,072,529 Walsin Lihwa Corp 3,772,543
551,460 Wan Hai Lines Ltd 1,405,389
289,878 Win Semiconductors Corp 1,869,080
2,251,000 Winbond Electronics Corp 1,630,757
64,000 Wiwynn Corp 1,607,529
1,044,660 WPG Holdings Co Ltd 1,665,344
258,437 Yageo Corp 4,690,870
1,319,000 Yang Ming Marine Transport 2,770,372

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
TAIWAN—continued
559,127 Zhen Ding Technology Holding Ltd $ 2,064,651
TOTAL TAIWAN 767,604,704
THAILAND - 2 .1%
929,000 Advanced Info Service PCL 5,501,954
3,250,056 Airports of Thailand PCL 7,329,243
4,994,500 Asset World Corp PCL 904,490
706,500 B Grimm Power PCL 865,673
8,411,299 Bangkok Dusit Medical Services PCL 7,605,133
4,624,383 Bangkok Expressway & Metro PCL 1,361,310
812,800 Berli Jucker PCL 938,860
3,990,500 BTS Group Holdings PCL 1,023,985
445,000 Bumrungrad Hospital PCL 2,932,765
159,400 Carabao Group PCL 499,412
1,608,099 Central Pattana PCL 3,485,248
1,478,707 Central Retail Corp PCL 1,913,634
2,775,380 Charoen Pokphand Foods PCL 1,986,691
4,758,530 CP ALL plc 9,612,034
241,300 Delta Electronics Thai PCL 6,578,915
216,800 Electricity Generating PCL 1,145,747
1,303,803 Energy Absolute PCL 3,427,600
588,900 Global Power Synergy Co Ltd 1,232,968
2,191,550 Gulf Energy Development PCL 3,582,971
4,127,826 Home Product Center PCL 1,796,160
1,167,539 Indorama Ventures PCL 1,438,166
712,300 Intouch Holdings PCL (Class F) 1,574,000
458,906 JMT Network Services PCL 747,719
552,300 Kasikornbank PCL (Foreign) 2,426,823
2,777,498 Krung Thai Bank PCL 1,472,469
605,694 Krungthai Card PCL 1,041,281
8,334,652 Land and Houses PCL Co Reg 2,504,636
2,691,178 * Minor International PCL 2,725,447
362,200 Muangthai Capital PCL 414,651
967,544 Osotspa PCL 823,577
1,348,041 PTT Exploration & Production PCL 7,036,875
1,806,629 PTT Global Chemical PCL 2,707,811
2,152,122 PTT Oil & Retail Business PCL 1,462,898
9,173,232 PTT PCL 9,269,301
965,227 Ratch Group PCL 1,238,103
656,001 SCB X PCL 2,077,807
918,000 SCG Packaging PCL 1,459,029
619,560 Siam Cement PCL 6,321,569
423,900 Srisawad Corp PCL 689,113
1,184,250 Thai Oil PCL 2,084,284
1,960,800 Thai Union Group PCL 952,043
9,125,730 True Corp PCL 1,347,462
TOTAL THAILAND 115,539,857
TURKEY - 0 .6%
2,447,470 Akbank TAS 2,217,602
548,117 Aselsan Elektronik Sanayi Ve Ticaret AS 1,658,461
365,897 BIM Birlesik Magazalar AS 2,426,231
1,012,193 Eregli Demir ve Celik Fabrikalari TAS 2,054,435
51,329 Ford Otomotiv Sanayi AS 1,396,093
884,714 Haci Omer Sabanci Holding AS 1,840,134
881,323 * Hektas Ticaret TAS 1,475,958
521,126 KOC Holding AS 2,124,669
350,925 * Sasa Polyester Sanayi AS 1,882,346
438,056 * Turk Hava Yollari 3,211,664
922,552 Turkcell Iletisim Hizmet AS 1,788,293
2,836,354 Turkiye Is Bankasi (Series C) 1,645,118

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
TURKEY—continued
109,009 * Turkiye Petrol Rafinerileri AS $ 3,437,384
1,109,329 Turkiye Sise ve Cam Fabrikalari AS 2,342,280
2,147,251 Yapi ve Kredi Bankasi 1,041,256
TOTAL TURKEY 30,541,924
UNITED ARAB EMIRATES - 1 .2%
2,161,052 Abu Dhabi Commercial Bank PJSC 4,956,279
1,121,209 Abu Dhabi Islamic Bank PJSC 2,881,892
2,501,212 Abu Dhabi National Oil Co for Distribution PJSC 3,000,416
3,041,571 Aldar Properties PJSC 3,622,323
2,280,481 Dubai Islamic Bank PJSC 3,457,075
3,236,259 Emaar Properties PJSC 4,917,546
1,491,529 Emirates NBD Bank PJSC 5,269,058
2,760,029 Emirates Telecommunications Group Co PJSC 19,338,331
2,608,037 * Multiply Group 2,879,479
3,378,861 National Bank of Abu Dhabi PJSC 12,533,483
1,599,157 * Q Holding PJSC 1,502,550
TOTAL UNITED ARAB EMIRATES 64,358,432
UNITED KINGDOM - 0 .0%
104,497 *,g Pepco Group NV 1,013,460
TOTAL UNITED KINGDOM 1,013,460
UNITED STATES - 0 .1%
612,465 JBS S.A. 2,422,689
38,260 * Legend Biotech Corp (ADR) 1,932,130
58,000 Parade Technologies Ltd 1,793,574
TOTAL UNITED STATES 6,148,393
TOTAL COMMON STOCKS 5,361,756,650
(Cost $4,789,010,739)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 02/10/23 4,994,269
5,000,000 Tennessee Valley Authority (TVA) 0 .000 02/08/23 4,995,639
TOTAL GOVERNMENT AGENCY DEBT 9,989,908
REPURCHASE AGREEMENT - 0 .6%
33,360,000 r Fixed Income Clearing Corp (FICC) 4 .300 02/01/23 33,360,000
TOTAL REPURCHASE AGREEMENT 33,360,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
6,721,849 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 6,721,849
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 6,721,849
TOTAL SHORT-TERM INVESTMENTS 50,071,757
(Cost $50,072,189)
TOTAL INVESTMENTS - 100.5% 5,411,847,928
(Cost $4,839,105,584)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (25,637,201)
NET ASSETS - 100.0% $ 5,386,210,727

Portfolio of investments
(unaudited)
Emerging Markets Equity Index Fund January 31, 2023

concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $53,928,680.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 4.300% dated 1/31/23 to be repurchased at $33,360,000 on 2/1/23, collateralized by Government Agency Securities, with coupon rates 1.125%–2.875% and maturity dates 6/15/25–1/15/33, valued at $34,027,215.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
ICE US MSCI Emerging Markets EM Index Futures 650 03/17/23  $ 34,153,701 $ 33,949,500 $ (204,201)

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

SHARES COMPANY VALUE
COMMON STOCKS - 98.0%
AUSTRALIA - 8 .2%
294,486 Ampol Ltd $ 6,386,185
1,482,081 APA Group 11,091,760
760,772 Aristocrat Leisure Ltd 18,367,489
2,399,741 Aurizon Holdings Ltd 6,272,345
3,748,829 Australia & New Zealand Banking Group Ltd 66,715,622
248,003 Australian Stock Exchange Ltd 12,136,057
6,381,019 BHP Billiton Ltd 223,476,885
581,781 BlueScope Steel Ltd 7,933,445
1,777,776 Brambles Ltd 15,117,408
83,942 Cochlear Ltd 12,681,674
1,730,115 Coles Group Ltd 21,760,737
2,141,952 Commonwealth Bank of Australia 167,205,188
1,384,152 Dexus Property Group 8,025,394
1,854,896 Endeavour Group Ltd 8,709,774
208,758 * Flutter Entertainment plc 32,427,002
2,138,638 Fortescue Metals Group Ltd 33,780,969
12,252,588 Glencore Xstrata plc 82,054,133
2,144,656 Goodman Group 30,590,460
2,388,194 GPT Group 7,741,415
259,715 IDP Education Ltd 5,779,553
871,325 Independence Group NL 9,057,659
3,040,254 Insurance Australia Group Ltd 10,558,108
885,868 Lend Lease Corp Ltd 5,409,380
2,978,859 * Lottery Corp Ltd 9,934,951
460,058 Macquarie Group Ltd 61,375,846
3,344,066 Medibank Pvt Ltd 6,966,637
216,460 Mineral Resources Ltd 13,704,099
4,857,401 Mirvac Group 7,847,657
3,971,754 National Australia Bank Ltd 89,619,171
1,129,217 Newcrest Mining Ltd 17,942,236
1,449,044 Northern Star Resources Ltd 12,911,736
544,646 Orica Ltd 5,715,272
2,151,611 Origin Energy Ltd 11,424,128
3,210,067 * Pilbara Minerals Ltd 10,920,384
1,109,186 * Qantas Airways Ltd 5,006,675
1,867,889 QBE Insurance Group Ltd 18,224,835
225,957 Ramsay Health Care Ltd 10,677,306
65,870 REA Group Ltd 5,906,675
306,438 Reece Ltd 3,522,167
466,758 Rio Tinto Ltd 41,885,582
1,409,790 Rio Tinto plc 110,388,285
4,084,624 Santos Ltd 20,851,481
6,637,574 Scentre Group 14,402,250
411,319 Seek Ltd 7,123,611
581,495 Sonic Healthcare Ltd 13,024,065
5,860,815 South32 Ltd 18,806,938
3,048,550 Stockland Trust Group 8,518,464
1,592,795 Suncorp-Metway Ltd 14,158,899
4,928,863 Telstra Corp Ltd 14,245,313
3,887,493 Transurban Group 38,113,515
894,757 Treasury Wine Estates Ltd 9,216,693
4,730,059 Vicinity Centres 6,920,267
271,522 e Washington H Soul Pattinson & Co Ltd 5,530,067
1,422,915 Wesfarmers Ltd 50,167,282
4,391,273 Westpac Banking Corp 73,886,981
187,698 Wisetech Global Ltd 8,138,499
2,402,621 Woodside Energy Group Ltd 62,213,160

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
AUSTRALIA—continued
1,558,362 Woolworths Ltd $ 39,827,748
TOTAL AUSTRALIA 1,652,397,517
AUSTRIA - 0 .3%
441,186 Erste Bank der Oesterreichischen Sparkassen AG. 16,740,420
596,984 Mondi plc 11,257,830
183,707 OMV AG. 9,201,927
88,639 Verbund AG. 7,547,001
152,922 Voestalpine AG. 5,081,075
TOTAL AUSTRIA 49,828,253
BELGIUM - 0 .8%
206,329 Ageas 10,073,387
1,088,530 Anheuser-Busch InBev S.A. 65,705,559
31,908 Dieteren S.A. 6,098,109
41,014 Elia System Operator S.A. 5,759,116
121,350 Groupe Bruxelles Lambert S.A. 10,380,912
315,821 KBC Groep NV 23,392,000
20,629 Sofina S.A. 4,900,876
93,260 Solvay S.A. 10,867,727
155,787 UCB S.A. 12,790,830
272,233 Umicore S.A. 10,291,627
208,972 Warehouses De Pauw CVA 6,626,895
TOTAL BELGIUM 166,887,038
BRAZIL - 0 .0%
211,293 Yara International ASA 9,388,019
TOTAL BRAZIL 9,388,019
CHILE - 0 .1%
500,933 Antofagasta plc 10,763,320
TOTAL CHILE 10,763,320
CHINA - 0 .6%
4,770,938 BOC Hong Kong Holdings Ltd 16,673,890
2,100,921 g Budweiser Brewing Co APAC Ltd 6,629,074
2,551,697 g ESR Cayman Ltd 5,108,717
1,047,687 Prosus NV 84,595,726
1,713,000 SITC International Co Ltd 3,742,219
2,409,161 Wilmar International Ltd 7,490,131
2,190,770 Xinyi Glass Holdings Co Ltd 4,664,427
TOTAL CHINA 128,904,184
DENMARK - 2 .7%
4,025 AP Moller - Maersk AS (Class A) 8,577,071
6,362 AP Moller - Maersk AS (Class B) 13,839,205
120,086 Carlsberg AS (Class B) 17,047,602
133,801 Chr Hansen Holding A/S 9,879,185
151,289 Coloplast AS 18,265,792
862,317 Danske Bank AS 17,965,139
123,776 * Demant A.S. 3,503,691
236,977 DSV AS 39,203,112
82,472 * Genmab AS 32,320,485
2,081,243 Novo Nordisk AS 288,022,733
257,310 Novozymes AS 13,389,523
241,303 g Orsted AS 21,488,510
112,264 Pandora AS 9,348,326
11,311 Rockwool International AS (B Shares) 3,243,001
445,671 Tryg A.S. 10,227,301

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
DENMARK—continued
1,276,919 Vestas Wind Systems A.S. $ 37,364,686
TOTAL DENMARK 543,685,362
FINLAND - 1 .2%
174,529 Elisa Oyj (Series A) 9,943,462
568,601 Fortum Oyj 8,547,348
354,123 Kesko Oyj (B Shares) 8,248,757
424,899 Kone Oyj (Class B) 23,172,326
531,319 Neste Oil Oyj 25,398,258
6,797,499 Nokia Oyj 32,230,449
4,217,210 Nordea Bank Abp 49,300,804
139,589 Orion Oyj (Class B) 7,478,428
607,627 Sampo Oyj (A Shares) 31,900,098
696,254 Stora Enso Oyj (R Shares) 9,953,209
662,846 UPM-Kymmene Oyj 24,025,658
588,355 Wartsila Oyj (B Shares) 5,595,848
TOTAL FINLAND 235,794,645
FRANCE - 10 .8%
210,163 * Accor S.A. 6,821,463
380,999 * Adevinta ASA 3,266,241
37,065 * Aeroports de Paris 5,750,172
659,587 Air Liquide 105,023,507
741,453 Airbus SE 92,952,877
412,777 Alstom RGPT 12,273,993
74,988 g Amundi S.A. 4,909,463
73,721 Arkema 7,459,661
2,353,538 AXA S.A. 73,428,082
53,597 BioMerieux 5,463,993
1,407,183 BNP Paribas S.A. 96,647,977
1,122,591 Bollore 6,281,316
290,509 Bouygues S.A. 9,570,510
368,310 Bureau Veritas S.A. 10,530,523
208,427 Cap Gemini S.A. 39,556,437
753,529 Carrefour S.A. 14,332,850
853,657 Cie Generale des Etablissements Michelin S.C.A 26,992,469
619,676 Compagnie de Saint-Gobain 35,588,715
1,541,027 Credit Agricole S.A. 18,555,868
803,831 Danone 44,081,492
30,499 Dassault Aviation S.A. 5,208,109
835,324 Dassault Systemes SE 31,066,446
316,413 Edenred 17,234,848
101,860 Eiffage S.A. 10,879,724
728,527 Electricite de France 9,569,242
2,319,016 Engie S.A. 32,929,712
364,299 Essilor International S.A. 66,841,338
50,737 Eurazeo 3,559,057
62,574 Fonciere Des Regions 4,295,352
57,048 Gecina S.A. 6,757,316
560,601 Getlink S.E. 9,481,874
40,006 Hermes International 74,871,593
47,992 Ipsen 5,040,840
94,664 Kering 59,066,237
271,682 Klepierre 6,895,384
136,464 g La Francaise des Jeux SAEM 5,839,021
334,151 Legrand S.A. 29,794,261
304,181 L'Oreal S.A. 125,599,864
348,577 LVMH Moet Hennessy Louis Vuitton S.A. 304,299,222
2,607,186 Orange S. A. 27,591,199
260,976 Pernod-Ricard S.A. 54,029,853
283,877 Publicis Groupe S.A. 20,024,578

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
FRANCE—continued
29,035 Remy Cointreau S.A. $ 5,466,975
242,972 * Renault S.A. 9,879,106
428,210 Safran S.A. 61,574,675
1,443,866 Sanofi-Aventis 141,389,747
35,352 Sartorius Stedim Biotech 12,331,775
31,635 SEB S.A. 3,308,261
1,029,368 Societe Generale 30,640,755
111,943 Sodexho Alliance S.A. 11,097,224
75,948 Teleperformance 21,112,542
136,547 Thales S.A. 18,059,613
3,136,407 Total S.A. 193,895,052
119,867 * Ubisoft Entertainment 2,482,032
120,884 * Unibail-Rodamco-Westfield 7,823,042
30,598 * Unibail-Rodamco-Westfield 1,968,268
261,269 Valeo S.A. 5,709,970
832,698 Veolia Environnement 24,716,519
674,176 Vinci S.A. 76,174,839
886,228 Vivendi Universal S.A. 9,517,887
32,791 Wendel 3,472,175
300,479 *,g Worldline S.A. 13,631,495
TOTAL FRANCE 2,184,614,631
GERMANY - 8 .1%
218,702 Adidas-Salomon AG. 35,214,565
514,684 Allianz AG. 123,068,057
1,400,409 Aroundtown S.A. 3,899,020
1,162,353 BASF SE 66,643,999
1,232,142 Bayer AG. 76,694,599
433,997 Bayerische Motoren Werke AG. 44,208,947
57,447 Bayerische Motoren Werke AG. (Preference) 5,442,462
100,498 Bechtle AG. 4,235,061
133,201 Beiersdorf AG. 16,194,259
198,264 Brenntag AG. 14,800,013
49,563 Carl Zeiss Meditec AG. 7,152,844
1,335,223 * Commerzbank AG. 15,263,511
142,103 Continental AG. 9,977,792
237,771 g Covestro AG. 10,948,046
1,006,354 Daimler AG. (Registered) 74,884,841
579,445 * Daimler Truck Holding AG. 19,471,449
896,720 Deutsche Annington Immobilien SE 25,330,460
2,609,510 Deutsche Bank AG. (Registered) 34,825,796
243,251 Deutsche Boerse AG. 43,527,889
755,744 * Deutsche Lufthansa AG. 8,006,889
1,247,960 Deutsche Post AG. 53,733,030
4,063,019 Deutsche Telekom AG. 90,519,186
145,216 * Dr ING hc F Porsche AG. 17,265,998
2,840,612 E.ON AG. 30,970,937
268,309 Evonik Industries AG. 5,964,117
252,297 Fresenius Medical Care AG. 9,474,930
535,861 Fresenius SE 15,529,711
190,727 GEA Group AG. 8,605,584
75,040 Hannover Rueckversicherung AG. 15,238,258
177,846 HeidelbergCement AG. 12,203,332
220,608 * HelloFresh SE 5,363,262
127,235 Henkel KGaA 8,501,620
220,975 Henkel KGaA (Preference) 15,755,578
1,649,693 Infineon Technologies AG. 59,406,198
91,321 Knorr-Bremse AG. 6,002,348
94,700 LEG Immobilien AG. 7,403,086
163,452 Merck KGaA 34,117,039
67,826 MTU Aero Engines Holding AG. 16,950,569

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
GERMANY—continued
175,654 Muenchener Rueckver AG. $ 63,447,513
70,367 Nemetschek AG. 3,762,125
193,009 Porsche AG. 11,541,296
130,292 Puma AG. Rudolf Dassler Sport 8,897,429
6,499 Rational AG. 4,274,934
55,584 Rheinmetall AG. 12,987,621
810,571 RWE AG. 36,085,707
1,310,311 SAP AG. 155,324,215
31,297 Sartorius AG. 14,033,952
103,883 g Scout24 AG. 6,047,862
963,571 Siemens AG. 150,514,872
543,504 Siemens Energy AG. 11,364,021
356,449 g Siemens Healthineers AG. 19,115,885
168,400 Symrise AG. 17,902,546
1,202,026 Telefonica Deutschland Holding AG. 3,540,413
119,483 United Internet AG. 2,773,959
77,880 Volkswagen AG. 13,632,125
179,147 Volkswagen AG. (Preference) 24,846,017
282,393 *,g Zalando SE 13,169,401
TOTAL GERMANY 1,626,057,175
HONG KONG - 2 .6%
15,110,547 AIA Group Ltd 170,864,694
2,453,289 CK Asset Holdings Ltd 15,685,126
832,044 CK Infrastructure Holdings Ltd 4,629,120
2,069,382 CLP Holdings Ltd 15,375,362
76,400 *,e Futu Holdings Ltd (ADR) 3,878,064
2,544,237 Hang Lung Properties Ltd 4,797,273
956,310 Hang Seng Bank Ltd 15,925,634
1,833,728 Henderson Land Development Co Ltd 6,773,782
3,352,611 HK Electric Investments & HK Electric Investments Ltd 2,317,434
4,857,835 HKT Trust and HKT Ltd 6,364,619
14,165,292 Hong Kong & China Gas Ltd 14,222,234
1,703,927 Hong Kong Electric Holdings Ltd 9,641,104
1,511,864 Hong Kong Exchanges and Clearing Ltd 67,999,980
1,452,770 Hongkong Land Holdings Ltd 7,102,263
203,577 Jardine Matheson Holdings Ltd 10,821,252
2,627,002 Link REIT 21,027,470
1,968,688 MTR Corp 10,535,448
1,942,588 New World Development Co Ltd 5,806,206
3,450,012 Prudential plc 57,322,127
4,328,833 Sino Land Co 5,625,220
1,806,971 Sun Hung Kai Properties Ltd 25,625,777
658,112 Swire Pacific Ltd (Class A) 6,030,865
1,552,234 Swire Properties Ltd 4,362,641
1,707,660 Techtronic Industries Co 22,014,781
10,184,605 g WH Group Ltd 6,272,335
2,109,426 Wharf Real Estate Investment Co Ltd 12,075,753
TOTAL HONG KONG 533,096,564
IRELAND - 0 .6%
169,008 * AerCap Holdings NV 10,682,996
1,364,143 AIB Group plc 5,730,206
1,363,141 Bank of Ireland Group plc 14,563,585
955,566 CRH plc 44,646,476
197,749 Kerry Group plc (Class A) 18,529,098
200,472 Kingspan Group plc 12,893,565
315,430 Smurfit Kappa Group plc 13,243,181
TOTAL IRELAND 120,289,107

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
ISRAEL - 0 .6%
53,711 Azrieli Group $ 3,459,665
1,623,663 Bank Hapoalim Ltd 14,613,869
1,926,290 Bank Leumi Le-Israel 17,023,360
2,532,154 Bezeq Israeli Telecommunication Corp Ltd 4,196,318
125,590 * Check Point Software Technologies 15,975,048
32,036 Elbit Systems Ltd 5,378,334
918,953 Israel Chemicals Ltd 7,296,152
1,535,482 Israel Discount Bank Ltd 7,853,551
190,841 Mizrahi Tefahot Bank Ltd 6,303,606
80,140 * Nice Systems Ltd 16,573,615
1,411,610 * Teva Pharmaceutical Industries Ltd (ADR) 14,878,369
140,817 * Tower Semiconductor Ltd (Tel Aviv) 5,923,487
76,077 * Wix.com Ltd 6,617,177
107,784 e ZIM Integrated Shipping Services Ltd 2,042,507
TOTAL ISRAEL 128,135,058
ITALY - 2 .0%
164,832 Amplifon S.p.A. 4,551,547
1,376,856 Assicurazioni Generali S.p.A. 26,878,030
263,366 Coca-Cola HBC AG. 6,400,154
684,926 Davide Campari-Milano NV 7,347,256
32,403 DiaSorin S.p.A. 4,218,216
10,188,517 Enel S.p.A. 59,991,214
3,171,938 ENI S.p.A. 48,810,501
158,657 Ferrari NV 39,645,872
782,874 FinecoBank Banca Fineco S.p.A 14,054,035
415,047 g Infrastrutture Wireless Italiane S.p.A 4,548,408
21,151,079 Intesa Sanpaolo S.p.A. 55,611,893
775,085 e Mediobanca S.p.A. 8,332,123
254,816 Moncler S.p.A 15,948,334
758,957 *,g Nexi S.p.A 6,684,391
616,962 g Poste Italiane S.p.A 6,591,638
328,925 Prysmian S.p.A. 13,432,531
132,191 Recordati S.p.A. 5,791,087
2,466,765 Snam Rete Gas S.p.A. 12,564,541
13,127,754 e Telecom Italia S.p.A. 3,779,583
1,763,992 Terna Rete Elettrica Nazionale S.p.A. 13,956,458
2,420,048 UniCredit S.p.A. 47,266,289
TOTAL ITALY 406,404,101
JAPAN - 20 .8%
237,577 Advantest Corp 17,029,752
822,477 e Aeon Co Ltd 16,862,155
179,842 Aisin Seiki Co Ltd 5,246,982
571,322 Ajinomoto Co, Inc 18,835,682
208,059 *,e All Nippon Airways Co Ltd 4,604,917
582,259 Asahi Breweries Ltd 19,227,498
237,708 Asahi Glass Co Ltd 8,758,543
288,352 Asahi Intecc Co Ltd 5,058,900
1,587,739 Asahi Kasei Corp 12,031,301
2,304,903 Astellas Pharma, Inc 33,928,473
145,158 Azbil Corp 4,093,232
254,698 Bandai Namco Holdings Inc 17,032,609
715,187 Bridgestone Corp 26,700,213
307,251 Brother Industries Ltd 4,772,307
1,260,498 e Canon, Inc 27,973,404
210,214 Capcom Co Ltd 6,811,734
183,528 Central Japan Railway Co 22,385,783
635,912 Chiba Bank Ltd 4,811,566
835,117 Chubu Electric Power Co, Inc 8,995,104
855,427 Chugai Pharmaceutical Co Ltd 22,177,014

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
JAPAN—continued
1,358,611 Concordia Financial Group Ltd $ 5,970,229
510,376 e CyberAgent, Inc 4,773,011
279,875 Dai Nippon Printing Co Ltd 6,607,748
131,634 Daifuku Co Ltd 7,248,255
1,239,766 Dai-ichi Mutual Life Insurance Co 29,088,337
2,212,542 Daiichi Sankyo Co Ltd 69,489,155
314,511 Daikin Industries Ltd 54,628,855
75,983 Daito Trust Construction Co Ltd 7,508,530
759,863 Daiwa House Industry Co Ltd 18,248,120
2,756 Daiwa House REIT Investment Corp 5,996,323
1,752,991 * Daiwa Securities Group, Inc 8,272,536
542,878 Denso Corp 29,318,504
262,910 Dentsu, Inc 8,468,035
35,509 Disco Corp 10,668,061
473,384 Don Quijote Co Ltd 8,754,349
379,365 East Japan Railway Co 21,152,712
314,745 Eisai Co Ltd 19,473,257
3,921,459 ENEOS Holdings, Inc 14,039,593
243,198 * Fanuc Ltd 42,970,546
73,581 Fast Retailing Co Ltd 44,690,107
159,543 * Fuji Electric Holdings Co Ltd 6,457,980
768,964 Fuji Heavy Industries Ltd 12,635,336
458,573 Fujifilm Holdings Corp 24,268,205
249,215 Fujitsu Ltd 35,483,062
5,429 GLP J-Reit 6,143,243
55,415 GMO Payment Gateway, Inc 5,127,657
305,011 Hakuhodo DY Holdings, Inc 3,296,358
173,587 Hamamatsu Photonics KK 9,274,801
279,003 Hankyu Hanshin Holdings, Inc 8,292,647
26,609 Hikari Tsushin, Inc 3,798,123
38,570 Hirose Electric Co Ltd 5,021,208
124,363 * Hitachi Construction Machinery Co Ltd 2,932,892
1,212,900 * Hitachi Ltd 63,607,444
2,063,696 Honda Motor Co Ltd 51,048,640
145,650 Hoshizaki Electric Co Ltd 5,235,573
456,394 * Hoya Corp 50,190,523
462,985 Hulic Co Ltd 3,805,638
136,286 Ibiden Co Ltd 5,319,091
259,273 Idemitsu Kosan Co Ltd 6,482,024
162,273 Iida Group Holdings Co Ltd 2,705,165
1,337,192 Inpex Holdings, Inc 14,693,920
740,524 Isuzu Motors Ltd 9,364,178
65,619 Ito En Ltd 2,341,269
1,489,882 Itochu Corp 48,155,694
115,971 Itochu Techno-Science Corp 2,871,152
192,176 * Japan Airlines Co Ltd 4,075,585
527,415 e Japan Post Bank Co Ltd 4,686,016
2,993,618 Japan Post Holdings Co Ltd 26,282,344
262,163 Japan Post Insurance Co Ltd 4,676,977
1,548 Japan Real Estate Investment Corp 6,637,035
8,890 Japan Retail Fund Investment Corp 6,872,717
1,539,891 Japan Tobacco, Inc 31,401,311
638,649 JFE Holdings, Inc 8,421,001
216,680 JSR Corp 4,875,334
525,748 Kajima Corp 6,456,856
178,874 Kakaku.com, Inc 2,982,202
921,519 Kansai Electric Power Co, Inc 8,862,334
593,178 Kao Corp 23,977,344
2,045,023 KDDI Corp 63,893,538
128,936 Keio Corp 4,732,529
159,268 Keisei Electric Railway Co Ltd 4,645,684

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
JAPAN—continued
245,386 Keyence Corp $ 112,968,048
182,465 Kikkoman Corp 9,650,956
222,460 Kintetsu Corp 7,244,404
1,062,927 Kirin Brewery Co Ltd 16,379,411
69,879 Kobayashi Pharmaceutical Co Ltd 5,016,761
181,411 Kobe Bussan Co Ltd 5,237,652
137,884 e Koei Tecmo Holdings Co Ltd 2,507,580
282,018 * Koito Manufacturing Co Ltd 4,757,129
1,161,505 Komatsu Ltd 28,543,358
118,377 Konami Corp 5,821,008
42,885 Kose Corp 4,731,625
1,262,054 Kubota Corp 18,966,511
135,258 Kurita Water Industries Ltd 6,116,129
409,136 Kyocera Corp 21,230,640
349,012 Kyowa Hakko Kogyo Co Ltd 7,783,298
96,044 Lasertec Corp 18,183,329
378,352 LIXIL Group Corp 6,531,785
548,292 M3, Inc 14,991,897
278,269 Makita Corp 7,412,204
1,920,773 Marubeni Corp 23,565,149
716,806 Mazda Motor Corp 5,705,766
114,715 e McDonald's Holdings Co Japan Ltd 4,532,089
146,826 MEIJI Holdings Co Ltd 7,572,210
459,291 Minebea Co Ltd 8,006,679
362,043 MISUMI Group, Inc 9,111,704
1,562,941 Mitsubishi Chemical Holdings Corp 8,770,358
1,580,162 Mitsubishi Corp 52,913,229
2,449,434 Mitsubishi Electric Corp 26,994,603
1,476,406 Mitsubishi Estate Co Ltd 18,976,420
410,489 Mitsubishi Heavy Industries Ltd 16,095,257
15,022,888 Mitsubishi UFJ Financial Group, Inc 110,040,863
788,133 Mitsubishi UFJ Lease & Finance Co Ltd 4,022,746
1,795,054 Mitsui & Co Ltd 52,958,997
217,160 Mitsui Chemicals, Inc 5,111,625
1,142,391 Mitsui Fudosan Co Ltd 21,412,568
427,300 e Mitsui OSK Lines Ltd 10,605,036
3,034,288 Mizuho Financial Group, Inc 47,396,942
318,796 MonotaRO Co Ltd 4,829,234
557,123 MS&AD Insurance Group Holdings Inc 17,869,003
721,032 Murata Manufacturing Co Ltd 41,200,118
316,339 NEC Corp 11,428,571
608,683 Nexon Co Ltd 14,676,896
284,989 NGK Insulators Ltd 3,944,614
564,935 Nidec Corp 31,308,044
362,088 Nihon M&A Center, Inc 3,701,772
1,387,130 Nintendo Co Ltd 60,142,859
1,883 Nippon Building Fund, Inc 8,229,393
91,487 Nippon Express Holdings, Inc 5,309,239
1,044,485 Nippon Paint Co Ltd 9,535,599
2,612 Nippon ProLogis REIT, Inc 5,926,996
56,573 Nippon Shinyaku Co Ltd 2,911,593
1,025,438 Nippon Steel Corp 21,344,206
1,525,236 Nippon Telegraph & Telephone Corp 45,734,992
615,516 e Nippon Yusen Kabushiki Kaisha 14,642,418
158,425 Nissan Chemical Industries Ltd 7,479,187
3,005,564 * Nissan Motor Co Ltd 10,798,809
263,720 Nisshin Seifun Group, Inc 3,303,222
79,465 Nissin Food Products Co Ltd 6,212,386
103,876 Nitori Co Ltd 13,748,580
177,541 Nitto Denko Corp 11,475,791
3,566,450 * Nomura Holdings, Inc 14,233,096

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
JAPAN—continued
157,462 Nomura Real Estate Holdings, Inc $ 3,470,533
5,133 Nomura Real Estate Master Fund, Inc 6,002,863
507,137 Nomura Research Institute Ltd 12,175,128
782,377 NTT Data Corp 12,135,742
831,276 Obayashi Corp 6,447,977
87,150 Obic Co Ltd 13,972,467
376,060 Odakyu Electric Railway Co Ltd 4,944,199
1,039,927 OJI Paper Co Ltd 4,297,757
1,524,340 Olympus Corp 28,656,998
236,217 Omron Corp 13,667,652
443,670 Ono Pharmaceutical Co Ltd 9,627,055
101,200 Open House Co Ltd 3,828,423
46,531 * Oracle Corp Japan 3,187,691
252,333 Oriental Land Co Ltd 42,043,686
1,515,991 ORIX Corp 26,655,640
465,906 Osaka Gas Co Ltd 7,518,271
644,453 Osaka Securities Exchange Co Ltd 9,863,073
140,901 Otsuka Corp 4,635,578
491,461 Otsuka Holdings KK 15,766,270
2,806,534 Panasonic Corp 26,026,024
226,656 Persol Holdings Co Ltd 4,969,548
1,096,499 * Rakuten, Inc 5,590,439
1,805,748 Recruit Holdings Co Ltd 58,073,326
1,507,572 * Renesas Electronics Corp 15,507,037
2,735,234 Resona Holdings, Inc 15,136,029
724,888 Ricoh Co Ltd 5,627,028
108,644 Rohm Co Ltd 8,705,805
319,944 * SBI Holdings, Inc 6,782,586
262,653 Secom Co Ltd 15,647,752
365,034 Seiko Epson Corp 5,660,946
444,518 Sekisui Chemical Co Ltd 6,226,935
776,211 e Sekisui House Ltd 14,669,813
940,348 Seven & I Holdings Co Ltd 44,396,554
365,924 SG Holdings Co Ltd 5,646,689
308,532 e Sharp Corp 2,564,538
302,546 Shimadzu Corp 9,297,559
93,578 Shimano, Inc 16,688,269
660,971 Shimizu Corp 3,705,201
469,946 Shin-Etsu Chemical Co Ltd 69,280,855
329,533 Shionogi & Co Ltd 15,703,726
509,638 Shiseido Co Ltd 26,488,942
580,419 * Shizuoka Financial Group, Inc 4,917,097
72,551 SMC Corp 36,849,418
3,666,477 Softbank Corp 41,952,171
1,514,025 Softbank Group Corp 71,677,053
387,859 Sompo Holdings, Inc 16,696,898
1,588,432 Sony Corp 141,928,837
111,611 Square Enix Co Ltd 5,278,224
441,172 Sumco Corp 6,536,743
200,264 Sumisho Computer Systems Corp 3,261,783
1,942,619 Sumitomo Chemical Co Ltd 7,456,999
1,435,255 Sumitomo Corp 25,762,725
915,294 Sumitomo Electric Industries Ltd 10,998,319
316,042 Sumitomo Metal Mining Co Ltd 12,832,325
1,645,845 Sumitomo Mitsui Financial Group, Inc 71,530,175
435,802 Sumitomo Mitsui Trust Holdings, Inc 15,875,672
383,222 Sumitomo Realty & Development Co Ltd 9,341,851
180,291 Suntory Beverage & Food Ltd 6,088,020
468,993 Suzuki Motor Corp 17,583,572
211,303 Sysmex Corp 14,027,362
666,830 T&D Holdings, Inc 10,673,446

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
JAPAN—continued
219,185 Taisei Corp $ 7,566,698
229,172 Taiyo Nippon Sanso Corp 3,737,994
1,902,109 Takeda Pharmaceutical Co Ltd 59,797,301
495,095 TDK Corp 17,687,893
817,362 Terumo Corp 23,793,696
278,929 TIS, Inc 8,043,016
260,823 Tobu Railway Co Ltd 6,119,716
137,897 Toho Co Ltd 5,093,011
2,317,438 Tokio Marine Holdings, Inc 48,538,051
1,944,046 * Tokyo Electric Power Co, Inc 7,280,043
187,253 Tokyo Electron Ltd 65,449,446
511,829 Tokyo Gas Co Ltd 10,717,543
656,458 Tokyu Corp 8,441,644
316,828 Toppan Printing Co Ltd 5,104,787
1,715,240 Toray Industries, Inc 10,538,517
491,611 Toshiba Corp 16,885,191
323,339 Tosoh Corp 4,230,377
179,097 Toto Ltd 6,960,228
183,667 Toyota Industries Corp 11,180,291
13,358,850 * Toyota Motor Corp 196,184,233
267,041 Toyota Tsusho Corp 11,307,090
169,566 * Trend Micro, Inc 8,395,894
511,116 Uni-Charm Corp 19,496,843
248,361 USS Co Ltd 4,085,082
107,515 Welcia Holdings Co Ltd 2,403,031
274,606 West Japan Railway Co 11,500,087
161,285 Yakult Honsha Co Ltd 11,513,798
179,316 Yamaha Corp 6,972,536
380,987 Yamaha Motor Co Ltd 9,383,970
371,406 Yamato Transport Co Ltd 6,498,468
296,469 Yaskawa Electric Corp 11,588,703
284,036 Yokogawa Electric Corp 4,987,553
3,363,836 Z Holdings Corp 9,787,816
161,304 ZOZO Inc 4,181,517
TOTAL JAPAN 4,202,600,004
JORDAN - 0 .0%
208,856 Hikma Pharmaceuticals plc 4,418,161
TOTAL JORDAN 4,418,161
KOREA, REPUBLIC OF - 0 .1%
215,903 *,g Delivery Hero AG. 13,052,819
TOTAL KOREA, REPUBLIC OF 13,052,819
LUXEMBOURG - 0 .2%
666,989 ArcelorMittal 20,691,949
170,073 Eurofins Scientific SE 12,199,296
TOTAL LUXEMBOURG 32,891,245
MACAU - 0 .2%
2,727,914 Galaxy Entertainment Group Ltd 18,989,821
3,047,622 * Sands China Ltd 11,428,843
TOTAL MACAU 30,418,664
NETHERLANDS - 5 .3%
519,728 g ABN AMRO Group NV 8,626,210
27,215 *,g Adyen NV 41,146,549
2,243,304 Aegon NV 12,373,596
228,761 Akzo Nobel NV 17,039,255
1,564 * Argenx SE 595,706
67,212 * Argenx SE 25,355,133

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
NETHERLANDS—continued
60,261 ASM International NV $ 20,380,628
512,894 ASML Holding NV 339,355,105
218,806 DSM NV 28,138,886
106,294 g Euronext NV 8,613,204
137,418 EXOR NV 10,923,170
123,719 Heineken Holding NV 10,214,969
324,551 Heineken NV 32,435,270
73,114 IMCD Group NV 11,590,894
4,761,780 ING Groep NV 68,951,815
119,706 e JDE Peet's BV 3,587,940
1,312,664 Koninklijke Ahold Delhaize NV 39,179,034
4,099,927 Koninklijke KPN NV 14,017,007
1,126,519 Koninklijke Philips Electronics NV 19,449,858
352,719 NN Group NV 15,324,962
135,240 OCI NV 4,603,631
146,500 Randstad Holdings NV 9,390,407
9,144,755 Shell plc 268,469,506
911,392 Universal Music Group NV 23,297,335
327,001 Wolters Kluwer NV 35,650,637
TOTAL NETHERLANDS 1,068,710,707
NEW ZEALAND - 0 .2%
1,541,951 * Auckland International Airport Ltd 8,486,182
732,506 Fisher & Paykel Healthcare Corp 12,021,293
844,815 Mercury NZ Ltd 3,282,062
1,612,375 Meridian Energy Ltd 5,572,699
2,386,400 Telecom Corp of New Zealand Ltd 8,046,308
166,431 * Xero Ltd 9,173,087
TOTAL NEW ZEALAND 46,581,631
NORWAY - 0 .6%
386,993 Aker BP ASA 11,788,478
1,154,841 DNB Bank ASA 21,595,026
1,205,896 Equinor ASA 36,751,661
294,897 Gjensidige Forsikring BA 5,300,316
116,919 Kongsberg Gruppen ASA 4,654,743
535,907 Mowi ASA 9,909,812
1,652,320 Norsk Hydro ASA 13,396,759
924,299 Orkla ASA 6,900,554
77,820 Salmar ASA 3,618,603
873,918 Telenor ASA 9,148,707
TOTAL NORWAY 123,064,659
PORTUGAL - 0 .2%
3,557,554 Energias de Portugal S.A. 17,674,844
615,252 Galp Energia SGPS S.A. 8,421,596
340,350 Jeronimo Martins SGPS S.A. 7,389,246
TOTAL PORTUGAL 33,485,686
SINGAPORE - 1 .6%
4,289,606 Ascendas REIT 9,439,837
3,186,801 Capitaland Investment Ltd 9,654,765
6,794,600 CapitaMall Trust 11,116,872
481,243 City Developments Ltd 3,054,366
2,267,470 DBS Group Holdings Ltd 62,074,874
6,847,039 e Genting Singapore Ltd 5,185,665
1,579,475 * Grab Holdings Ltd 5,986,210
126,400 Jardine Cycle & Carriage Ltd 2,802,241
1,870,581 Keppel Corp Ltd 10,800,095
3,285,501 Mapletree Commercial Trust 4,571,520
4,276,290 Mapletree Logistics Trust 5,528,353

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
SINGAPORE—continued
4,259,331 Oversea-Chinese Banking Corp $ 42,083,672
456,500 * Sea Ltd (ADR) 29,421,425
1,739,422 e Singapore Airlines Ltd 7,865,431
1,104,047 Singapore Exchange Ltd 7,776,373
2,244,077 Singapore Technologies Engineering Ltd 6,309,315
10,245,702 Singapore Telecommunications Ltd 19,622,173
853,703 STMicroelectronics NV 40,199,431
1,478,938 United Overseas Bank Ltd 33,617,189
561,591 UOL Group Ltd 2,996,406
345,978 Venture Corp Ltd 4,885,677
TOTAL SINGAPORE 324,991,890
SOUTH AFRICA - 0 .3%
1,605,459 Anglo American plc 69,244,051
TOTAL SOUTH AFRICA 69,244,051
SPAIN - 2 .4%
31,785 Acciona S.A. 6,201,254
274,709 e ACS Actividades de Construccion y Servicios S.A. 8,129,660
95,297 *,g Aena S.A. 14,318,276
570,011 * Amadeus IT Holding S.A. 35,912,946
7,695,252 Banco Bilbao Vizcaya Argentaria S.A. 54,357,507
21,317,440 Banco Santander S.A. 74,503,159
5,544,493 CaixaBank S.A. 24,600,690
680,461 g Cellnex Telecom SAU 26,665,895
83,946 Corp ACCIONA Energias Renovables S.A. 3,432,896
367,490 EDP Renovaveis S.A. 7,993,305
320,573 e Enagas 5,748,287
380,078 Endesa S.A. 7,577,508
604,705 Ferrovial S.A. 17,843,787
395,472 *,e Grifols S.A. 5,235,278
7,622,041 Iberdrola S.A. 89,419,996
126,216 * Iberdrola S.A. 1,480,734
1,367,496 Industria De Diseno Textil S.A. 42,694,330
185,055 e Naturgy Energy Group S.A. 5,248,569
495,405 Red Electrica Corp S.A. 8,768,121
1,732,356 Repsol YPF S.A. 28,457,126
6,604,553 Telefonica S.A. 25,090,834
TOTAL SPAIN 493,680,158
SWEDEN - 3 .0%
360,808 Alfa Laval AB 11,338,618
1,268,006 Assa Abloy AB 29,869,467
3,365,126 Atlas Copco AB 39,930,791
1,973,082 Atlas Copco AB 20,811,290
350,127 Boliden AB 15,712,642
283,004 e Electrolux AB 4,008,425
900,167 *,e Embracer Group AB 4,195,793
481,010 Epiroc AB 8,019,628
835,697 Epiroc AB 16,259,952
390,653 EQT AB 8,814,993
3,665,080 Ericsson (LM) (B Shares) 21,259,151
769,414 Essity AB 20,100,276
229,233 g Evolution Gaming Group AB 25,763,738
804,123 * Fastighets AB Balder 4,143,036
283,901 Getinge AB (B Shares) 6,395,601
916,823 e Hennes & Mauritz AB (B Shares) 11,291,853
2,423,625 Hexagon AB 27,783,229
120,088 Holmen AB 4,953,098
537,425 Husqvarna AB (B Shares) 4,572,351
157,747 Industrivarden AB 4,178,771

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
SWEDEN—continued
194,442 Industrivarden AB $ 5,122,509
341,382 Indutrade AB 7,581,145
183,086 Investment AB Latour 3,862,915
2,285,646 Investor AB 44,414,613
635,843 Investor AB 12,690,528
302,331 * Kinnevik AB 4,673,174
290,197 Lifco AB 5,331,017
94,447 Lundbergs AB (B Shares) 4,373,579
1,920,100 Nibe Industrier AB 20,745,270
244,748 Sagax AB 6,088,106
1,351,787 Sandvik AB 27,938,241
625,883 e Securitas AB (B Shares) 5,729,055
2,011,020 Skandinaviska Enskilda Banken AB (Class A) 24,345,024
417,080 Skanska AB (B Shares) 7,361,503
484,754 SKF AB (B Shares) 8,579,319
777,981 Svenska Cellulosa AB (B Shares) 10,803,305
1,834,789 Svenska Handelsbanken AB 19,133,210
1,139,985 Swedbank AB (A Shares) 21,929,224
217,999 * Swedish Orphan Biovitrum AB 4,861,501
699,098 Tele2 AB (B Shares) 6,037,779
3,462,244 TeliaSonera AB 8,941,731
264,069 Volvo AB (A Shares) 5,485,697
1,903,060 Volvo AB (B Shares) 37,763,380
741,640 *,e Volvo Car AB 3,700,410
TOTAL SWEDEN 596,894,938
SWITZERLAND - 5 .7%
1,984,960 ABB Ltd 69,107,676
207,057 Adecco S.A. 7,690,242
631,681 Alcon, Inc 47,665,702
41,060 e Bachem Holding AG. 3,631,093
56,654 Baloise Holding AG. 9,318,046
38,621 Banque Cantonale Vaudoise 3,671,199
4,386 Barry Callebaut AG. 9,163,813
27,443 BKW S.A. 3,946,366
658,475 Cie Financiere Richemont S.A. 101,508,666
254,212 Clariant AG. 4,359,335
4,050,469 e Credit Suisse Group 13,953,386
8,809 EMS-Chemie Holding AG. 6,566,935
45,960 Geberit AG. 26,150,428
11,687 Givaudan S.A. 37,891,941
275,831 Julius Baer Group Ltd 17,692,990
69,030 Kuehne & Nagel International AG. 16,460,656
1,289 Lindt & Spruengli AG. 14,156,724
134 Lindt & Spruengli AG. (Registered) 15,082,951
220,134 Logitech International S.A. 12,881,529
94,338 Lonza Group AG. 53,814,295
2,723,388 Novartis AG. 246,218,882
28,990 Partners Group 27,201,215
50,719 Schindler Holding AG. 10,810,111
29,987 Schindler Holding AG. (Registered) 6,066,038
8,057 SGS S.A. 19,648,074
396,122 SIG Combibloc Group AG. 9,818,264
184,705 Sika AG. 52,483,344
67,382 Sonova Holdings AG 16,850,328
141,562 Straumann Holding AG. 18,535,702
39,464 Swatch Group AG. 14,288,672
52,219 Swatch Group AG. (Registered) 3,431,188
38,564 Swiss Life Holding 22,824,013
93,713 Swiss Prime Site AG. 8,350,600
32,036 Swisscom AG. 18,928,649

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
SWITZERLAND—continued
79,155 Temenos Group AG. $ 5,650,133
4,234,732 UBS Group AG 90,391,939
33,934 g VAT Group AG. 10,563,780
189,739 Zurich Insurance Group AG 93,831,341
TOTAL SWITZERLAND 1,150,606,246
UNITED ARAB EMIRATES - 0 .0%
121,704 *,† NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11 .2%
1,213,285 3i Group plc 23,670,862
227,387 Admiral Group plc 6,181,587
552,546 Ashtead Group plc 36,395,526
437,354 Associated British Foods plc 10,039,551
1,955,536 AstraZeneca plc 256,199,573
1,213,999 g Auto Trader Group plc 9,418,790
3,515,509 * Aviva plc 19,826,935
3,947,757 BAE Systems plc 41,791,108
20,316,268 Barclays plc 46,702,853
1,328,814 Barratt Developments plc 7,552,615
142,572 Berkeley Group Holdings plc 7,300,777
23,693,148 BP plc 143,112,480
2,708,633 British American Tobacco plc 103,832,186
1,120,937 British Land Co plc 6,134,744
8,810,407 BT Group plc 13,574,135
415,746 Bunzl plc 15,262,534
496,508 Burberry Group plc 15,124,085
3,419,739 CK Hutchison Holdings Ltd 21,763,052
1,282,652 CNH Industrial NV 22,691,849
261,910 * Coca-Cola European Partners plc (Class A) 14,724,580
2,255,737 Compass Group plc 53,885,052
175,902 Croda International plc 14,993,312
128,794 DCC plc 7,335,836
2,890,163 Diageo plc 126,375,472
730,877 Entain PLC 13,477,870
1,151,507 Experian Group Ltd 42,110,004
472,564 Halma plc 12,581,556
438,151 Hargreaves Lansdown plc 4,823,701
25,146,972 HSBC Holdings plc 185,291,587
1,154,253 Imperial Tobacco Group plc 28,955,847
1,827,362 Informa plc 15,113,649
231,887 InterContinental Hotels Group plc 16,098,419
205,820 Intertek Group plc 11,062,214
2,238,462 J Sainsbury plc 7,259,511
3,110,195 JD Sports Fashion plc 6,268,968
224,246 Johnson Matthey plc 6,263,811
231,850 *,g Just Eat Takeaway.com NV 5,947,780
2,453,863 Kingfisher plc 8,465,625
873,467 Land Securities Group plc 7,652,275
7,487,806 Legal & General Group plc 23,563,664
86,399,085 Lloyds TSB Group plc 56,228,125
414,895 London Stock Exchange Group plc 37,981,511
3,150,168 M&G plc 7,866,975
5,226,380 Melrose Industries plc 9,214,981
4,583,708 National Grid plc 58,272,194
6,590,846 NatWest Group plc 25,144,450
166,858 Next plc 13,661,358
712,262 * Ocado Ltd 5,699,797
834,598 Pearson plc 9,517,905
394,037 Persimmon plc 6,881,974

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

continued
SHARES COMPANY VALUE
UNITED KINGDOM—continued
935,849 Phoenix Group Holdings plc $ 7,417,424
901,268 Reckitt Benckiser Group plc 64,225,168
2,452,561 RELX plc 72,862,894
3,183,956 Rentokil Initial plc 19,305,687
10,742,548 * Rolls-Royce Group plc 14,054,832
1,292,626 Sage Group plc 12,419,123
874,317 Schroders plc 5,170,524
1,335,151 Scottish & Southern Energy plc 28,498,358
1,500,945 Segro plc 15,450,112
320,849 Severn Trent plc 11,165,829
1,088,766 Smith & Nephew plc 15,036,222
438,829 Smiths Group plc 9,367,687
90,827 Spirax-Sarco Engineering plc 12,973,905
679,276 St. James's Place plc 10,300,359
3,129,639 Standard Chartered plc 26,287,758
2,646,139 Standard Life Aberdeen plc 6,969,490
4,386,426 Taylor Wimpey plc 6,364,357
9,434,407 Tesco plc 28,674,745
3,217,445 Unilever plc 163,764,912
846,299 United Utilities Group plc 11,073,878
33,485,500 Vodafone Group plc 38,635,998
252,947 Whitbread plc 9,526,543
1,389,370 WPP plc 16,233,030
TOTAL UNITED KINGDOM 2,255,074,080
UNITED STATES - 7 .6%
683,905 Computershare Ltd 11,518,227
610,154 CSL Ltd 128,834,270
52,941 * CyberArk Software Ltd 7,458,328
5,144,304 GSK plc 90,359,777
6,439,458 * Haleon plc 25,805,354
694,911 Holcim Ltd 41,545,050
3,874,000 iShares MSCI EAFE Index Fund 277,184,700
552,857 James Hardie Industries NV 12,405,295
3,461,160 Nestle S.A. 422,292,827
281,929 * QIAGEN NV 13,753,369
885,224 Roche Holding AG. 276,340,705
33,159 Roche Holding AG. 12,137,547
684,360 Schneider Electric S.A. 111,013,831
2,768,308 Stellantis NV 43,520,541
379,436 Swiss Re Ltd 39,731,085
613,017 Tenaris S.A. 10,863,119
TOTAL UNITED STATES 1,524,764,025
TOTAL COMMON STOCKS 19,766,723,938
(Cost $16,731,563,765)
REFERENCERATE & SPREAD EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
SPAIN - 0 .0%
274,709 e ACS Actividades de Construccion y Servicios S.A. 139,380
TOTAL SPAIN 139,380
TOTAL RIGHTS/WARRANTS 139,380
(Cost $141,152)

Portfolio of investments
(unaudited)
International Equity Index Fund January 31, 2023

concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 6,305,000 Federal Home Loan Bank (FHLB) 0 .000% 02/10/23 $ 6,297,774
40,000,000 FHLB 0 .000 02/15/23 39,930,251
10,000,000 FHLB 0 .000 04/14/23 9,906,898
TOTAL GOVERNMENT AGENCY DEBT 56,134,923
REPURCHASE AGREEMENT - 1 .9%
394,695,000 r Fixed Income Clearing Corp (FICC) 4 .300 02/01/23 394,695,000
TOTAL REPURCHASE AGREEMENT 394,695,000
TREASURY DEBT - 0 .0%
5,000,000 United States Treasury Bill 0 .000 02/23/23 4,986,395
TOTAL TREASURY DEBT 4,986,395
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .3%
54,221,160 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 54,221,160
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 54,221,160
TOTAL SHORT-TERM INVESTMENTS 510,037,478
(Cost $510,043,606)
TOTAL INVESTMENTS - 100.5% 20,276,900,796
(Cost $17,241,748,523)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (100,160,797)
NET ASSETS - 100.0% $ 20,176,739,999
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $118,454,384.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.300% dated 1/31/23 to be repurchased at $394,695,000 on 2/1/23, collateralized by Government Agency
Securities, with coupon rates 0.375%–2.875% and maturity dates 4/30/25–5/31/25, valued at $402,588,952.
Futures contracts outstanding as of January 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 3,131 03/17/23  $ 330,845,932 $ 331,729,450 $ 883,518

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.4%
CHILE - 0 .4%
$ 1,840,000 i Coral-US Co-Borrower LLC LIBOR 1 M + 3.000% 7 .459% 10/15/29 $ 1,831,564
TOTAL CHILE 1,831,564
TOTAL BANK LOAN OBLIGATIONS 1,831,564
(Cost $1,826,777)
BONDS - 96.6%
CORPORATE BONDS - 49 .4%
ARGENTINA - 0 .3%
1,950,000 g YPF S.A. 6 .950 07/21/27 1,552,777
TOTAL ARGENTINA 1,552,777
AUSTRALIA - 0 .7%
1,725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,550,242
2,000,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,774,340
TOTAL AUSTRALIA 3,324,582
BRAZIL - 2 .4%
2,500,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,193,750
2,750,000 g Itau Unibanco Holding S.A. 4 .625 N/A‡ 2,250,054
3,250,000 g,q JSM Global Sarl 4 .750 10/20/30 528,125
527,012 †,g Odebrecht Oil & Gas Finance Ltd 0 .000 N/A‡ 197
714,000 o Oi S.A. 10 .000 07/27/25 71,757
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,814,140
600,000 e Petrobras Global Finance BV 5 .500 06/10/51 469,500
1,658,000 g Rio Oil Finance Trust 8 .200 04/06/28 1,666,290
2,000,000 g Rumo Luxembourg Sarl 4 .200 01/18/32 1,657,500
TOTAL BRAZIL 10,651,313
CHILE - 3 .4%
2,391,251 g Alfa Desarrollo S.p.A 4 .550 09/27/51 1,917,664
2,000,000 g Banco del Estado de Chile 2 .704 01/09/25 1,910,893
2,325,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 2,080,875
2,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,946,250
2,150,000 g Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,870,367
1,675,000 g Corp Nacional del Cobre de Chile 3 .150 01/15/51 1,224,663
2,075,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,577,000
2,000,000 g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,268,732
1,775,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,513,328
TOTAL CHILE 15,309,772
CHINA - 1 .1%
2,500,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,276,982
2,050,000 e,g Lenovo Group Ltd 3 .421 11/02/30 1,747,019
1,000,000 †,q Shimao Group Holdings Ltd 4 .750 07/03/23 231,232
2,600,000 † Shimao Group Holdings Ltd 5 .200 01/30/25 575,597
TOTAL CHINA 4,830,830
COLOMBIA - 2 .6%
1,675,000 Bancolombia S.A. 4 .625 12/18/29 1,526,260
1,375,000 Ecopetrol S.A. 4 .625 11/02/31 1,087,212
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,379,876
2,000,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,643,877
1,000,000 g Empresas Publicas de Medellin ESP 4 .375 02/15/31 791,877
2,000,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,427,955

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 2,075,000 g Grupo Aval Ltd 4 .375% 02/04/30 $ 1,719,968
2,200,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,814,955
TOTAL COLOMBIA 11,391,980
COSTA RICA - 1 .1%
1,991,574 g Autopistas del Sol S.A. 7 .375 12/30/30 1,835,102
1,800,000 g Instituto Costarricense de Electricidad 6 .750 10/07/31 1,736,011
1,300,000 g Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,269,450
TOTAL COSTA RICA 4,840,563
DOMINICAN REPUBLIC - 1 .1%
2,500,000 g Aeropuertos Dominicanos Siglo XXI S.A. 6 .750 03/30/29 2,481,250
2,975,000 g AES Andres BV 5 .700 05/04/28 2,619,454
TOTAL DOMINICAN REPUBLIC 5,100,704
GHANA - 0 .6%
1,000,000 g Kosmos Energy Ltd 7 .750 05/01/27 889,900
1,887,000 g Tullow Oil plc 10 .250 05/15/26 1,627,538
TOTAL GHANA 2,517,438
GUATEMALA - 1 .1%
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,757,331
1,225,000 g CT Trust 5 .125 02/03/32 1,067,949
1,650,000 g Investment Energy Resources Ltd 6 .250 04/26/29 1,575,033
725,000 e,g Millicom International Cellular S.A. 4 .500 04/27/31 613,712
TOTAL GUATEMALA 5,014,025
INDIA - 2 .2%
2,100,000 g Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,684,031
1,800,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,299,366
1,237,565 g Azure Power Energy Ltd 3 .575 08/19/26 931,603
1,225,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,066,042
3,000,000 e,g Network i2i Ltd 3 .975 N/A‡ 2,713,970
2,700,000 g ReNew Wind Energy AP2 4 .500 07/14/28 2,322,920
TOTAL INDIA 10,017,932
INDONESIA - 3 .0%
1,860,000 g Freeport Indonesia PT 5 .315 04/14/32 1,767,225
1,000,000 g Freeport Indonesia PT 6 .200 04/14/52 925,000
2,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,905,139
301,000 g Medco Platinum Road Pte Ltd 6 .750 01/30/25 297,267
1,500,000 g Pertamina Persero PT 3 .100 08/27/30 1,308,340
1,250,000 g Pertamina Persero PT 4 .700 07/30/49 1,062,965
1,000,000 g Perusahaan Listrik Negara PT 5 .250 10/24/42 895,346
2,000,000 g Perusahaan Listrik Negara PT 6 .150 05/21/48 1,942,149
3,250,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,148,437
TOTAL INDONESIA 13,251,868
ISRAEL - 3 .2%
3,000,000 g Bank Hapoalim BM 3 .255 01/21/32 2,641,884
3,141,000 g Energean Israel Finance Ltd 5 .375 03/30/28 2,889,892
2,000,000 g Israel Chemicals Ltd 6 .375 05/31/38 1,994,589
2,000,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,780,468
1,800,000 g Leviathan Bond Ltd 6 .750 06/30/30 1,751,897
EUR 2,000,000 Teva Pharmaceutical Finance Netherlands II BV 4 .375 05/09/30 1,872,508
1,335,000 e Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 1,231,117
TOTAL ISRAEL 14,162,355

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAMAICA - 0 .0%
$ 456,719 g,o Digicel Group 0.5 Ltd 7 .000 % N/A‡ $ 36,538
TOTAL JAMAICA 36,538
KAZAKHSTAN - 1 .9%
KZT 453,000,000 g Development Bank of Kazakhstan JSC 8 .950 05/04/23 953,299
1,800,000 g KazMunayGas National Co JSC 4 .750 04/19/27 1,667,217
1,550,000 g KazMunayGas National Co JSC 6 .375 10/24/48 1,325,723
2,475,000 g KazTransGas JSC 4 .375 09/26/27 2,265,744
2,800,000 g Tengizchevroil Finance Co International Ltd 4 .000 08/15/26 2,478,907
TOTAL KAZAKHSTAN 8,690,890
KOREA, REPUBLIC OF - 0 .4%
1,800,000 e,g Shinhan Bank Co Ltd 4 .375 04/13/32 1,649,600
TOTAL KOREA, REPUBLIC OF 1,649,600
MACAU - 0 .4%
2,000,000 Sands China Ltd 3 .750 08/08/31 1,672,657
TOTAL MACAU 1,672,657
MALAYSIA - 2 .0%
3,000,000 1MDB Global Investments Ltd 4 .400 03/09/23 2,945,267
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,434,603
4,045,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,740,777
TOTAL MALAYSIA 9,120,647
MEXICO - 7 .5%
800,000 g BBVA Bancomer S.A. 5 .350 11/12/29 784,405
2,000,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,901,000
1,875,000 g Cemex SAB de C.V. 3 .875 07/11/31 1,580,925
2,025,000 g Cemex SAB de C.V. 5 .125 N/A‡ 1,863,405
2,000,000 g Comision Federal de Electricidad 3 .348 02/09/31 1,639,766
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,168,644
8,833,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 8,000,016
3,630,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 3,349,046
2,800,000 g Nemak SAB de C.V. 3 .625 06/28/31 2,260,020
1,000,000 Petroleos Mexicanos 4 .250 01/15/25 957,100
4,647,000 Petroleos Mexicanos 6 .840 01/23/30 4,042,992
5,219,000 Petroleos Mexicanos 6 .700 02/16/32 4,332,112
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,364,105
TOTAL MEXICO 33,243,536
MOROCCO - 0 .7%
650,000 g OCP S.A. 3 .750 06/23/31 548,451
3,000,000 g OCP S.A. 5 .125 06/23/51 2,360,790
TOTAL MOROCCO 2,909,241
NETHERLANDS - 0 .1%
RUB 158,400,000 †,g VEON Holdings BV 8 .125 09/16/26 338,407
TOTAL NETHERLANDS 338,407
NIGERIA - 0 .3%
1,775,000 g Access Bank plc 6 .125 09/21/26 1,540,306
TOTAL NIGERIA 1,540,306
OMAN - 0 .5%
2,500,000 g OQ SAOC 5 .125 05/06/28 2,404,922
TOTAL OMAN 2,404,922

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PANAMA - 0 .9%
$ 2,000,000 g Aeropuerto Internacional de Tocumen S.A. 5 .125% 08/11/61 $ 1,625,000
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 1,048,687
1,569,573 g UEP Penonome II S.A. 6 .500 10/01/38 1,172,752
TOTAL PANAMA 3,846,439
PERU - 1 .8%
PEN 9,000,000 g Alicorp SAA 6 .875 04/17/27 2,176,853
1,225,000 g Cia de Minas Buenaventura SAA 5 .500 07/23/26 1,071,875
891,058 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 789,700
2,000,000 g Peru LNG Srl 5 .375 03/22/30 1,658,480
2,750,000 g Petroleos del Peru S.A. 5 .625 06/19/47 1,834,635
534,000 g Volcan Cia Minera SAA 4 .375 02/11/26 471,864
TOTAL PERU 8,003,407
SAUDI ARABIA - 1 .3%
2,500,000 g EIG Pearl Holdings Sarl 4 .387 11/30/46 1,980,595
2,500,000 e,g Saudi Arabian Oil Co 4 .375 04/16/49 2,219,150
2,000,000 g Saudi Arabian Oil Co 3 .250 11/24/50 1,449,198
TOTAL SAUDI ARABIA 5,648,943
SOUTH AFRICA - 3 .6%
3,000,000 g Eskom Holdings SOC Ltd 6 .750 08/06/23 2,948,460
2,000,000 g Eskom Holdings SOC Ltd 7 .125 02/11/25 1,911,230
2,875,000 g Eskom Holdings SOC Ltd 6 .350 08/10/28 2,747,109
1,600,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 1,536,231
2,300,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 2,360,894
2,000,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,031,441
2,725,000 g Transnet SOC Ltd 8 .250 02/06/28 2,731,813
TOTAL SOUTH AFRICA 16,267,178
THAILAND - 0 .5%
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,223,861
TOTAL THAILAND 2,223,861
TRINIDAD AND TOBAGO - 0 .2%
850,000 g National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 773,500
TOTAL TRINIDAD AND TOBAGO 773,500
TURKEY - 2 .1%
2,000,000 g Akbank T.A.S. 6 .800 02/06/26 1,913,605
500,000 g Akbank T.A.S. 6 .797 04/27/28 482,080
4,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 3,199,484
2,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,834,836
2,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 2,070,664
TOTAL TURKEY 9,500,669
UKRAINE - 0 .2%
2,000,000 †,g NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/26 400,300
87,500 Ukreximbank Via Biz Finance plc 9 .750 01/22/25 34,737
600,000 †,g Ukreximbank Via Biz Finance plc 9 .750 01/22/25 238,200
TOTAL UKRAINE 673,237
UNITED ARAB EMIRATES - 1 .9%
1,975,000 g Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,880,883
1,325,000 g DAE Funding LLC 3 .375 03/20/28 1,199,977
1,500,000 g DP World Ltd 5 .625 09/25/48 1,498,603
2,311,650 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,995,256
2,433,950 g Sweihan PV Power Co PJSC 3 .625 01/31/49 2,033,268
TOTAL UNITED ARAB EMIRATES 8,607,987

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES - 0 .3%
$ 1,500,000 g Sempra Infrastructure Partners LP 3 .250% 01/15/32 $ 1,249,161
TOTAL UNITED STATES 1,249,161
TOTAL CORPORATE BONDS 220,367,265
(Cost $256,500,845)
GOVERNMENT BONDS - 46 .6%
ANGOLA - 1 .7%
2,250,000 g Angolan Government International Bond 8 .250 05/09/28 2,127,345
1,250,000 g Angolan Government International Bond 8 .000 11/26/29 1,158,787
2,850,000 g Angolan Government International Bond 8 .750 04/14/32 2,632,388
1,950,000 g Angolan Government International Bond 9 .375 05/08/48 1,735,442
TOTAL ANGOLA 7,653,962
ARGENTINA - 0 .7%
1,300,000 Argentine Republic Government International Bond 3 .875 01/09/38 477,542
5,134,989 Argentine Republic Government International Bond
(Step Bond)
1 .500 07/09/35 1,578,066
2,949,981 g Provincia de Buenos Aires (Step Bond) 3 .900 09/01/37 1,165,869
TOTAL ARGENTINA 3,221,477
BAHRAIN - 0 .4%
700,000 g Bahrain Government International Bond 7 .375 05/14/30 725,514
1,000,000 g Bahrain Government International Bond 7 .500 09/20/47 928,529
TOTAL BAHRAIN 1,654,043
BARBADOS - 0 .4%
2,039,800 g Barbados Government International Bond 6 .500 10/01/29 1,903,616
TOTAL BARBADOS 1,903,616
BENIN - 0 .2%
EUR 1,125,000 g Benin Government International Bond 6 .875 01/19/52 889,471
TOTAL BENIN 889,471
BERMUDA - 0 .2%
1,125,000 g Bermuda Government International Bond 2 .375 08/20/30 961,875
TOTAL BERMUDA 961,875
BRAZIL - 1 .7%
BRL 5,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/25 939,711
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,080,748
3,100,000 Brazilian Government International Bond 3 .875 06/12/30 2,741,984
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 860,230
1,025,000 Brazilian Government International Bond 5 .625 02/21/47 850,385
1,400,000 Brazilian Government International Bond 4 .750 01/14/50 1,027,003
TOTAL BRAZIL 7,500,061
CAMEROON - 0 .2%
EUR 1,000,000 g Republic of Cameroon International Bond 5 .950 07/07/32 826,821
TOTAL CAMEROON 826,821
COLOMBIA - 1 .3%
2,000,000 Colombia Government International Bond 3 .000 01/30/30 1,557,253
2,925,000 Colombia Government International Bond 3 .250 04/22/32 2,151,903
500,000 h Colombia Government International Bond 7 .500 02/02/34 494,103
1,300,000 Colombia Government International Bond 5 .625 02/26/44 988,922
950,000 Colombia Government International Bond 5 .200 05/15/49 668,363
TOTAL COLOMBIA 5,860,544

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COSTA RICA - 0 .7%
$ 2,500,000 g Costa Rica Government International Bond 5 .625% 04/30/43 $ 2,100,000
1,075,000 g Costa Rica Government International Bond 7 .000 04/04/44 1,042,750
TOTAL COSTA RICA 3,142,750
COTE D'IVOIRE - 0 .7%
3,193,656 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 2,934,487
TOTAL COTE D'IVOIRE 2,934,487
DOMINICAN REPUBLIC - 2 .4%
1,575,000 g Dominican Republic Government International Bond 6 .875 01/29/26 1,620,634
DOP 22,500,000 g Dominican Republic Government International Bond 9 .750 06/05/26 375,661
DOP 27,000,000 g Dominican Republic Government International Bond 11 .250 02/05/27 464,657
1,195,000 g Dominican Republic Government International Bond 5 .500 02/22/29 1,124,098
DOP 74,000,000 g Dominican Republic Government International Bond 10 .375 01/11/30 1,177,617
4,000,000 g Dominican Republic Government International Bond 4 .875 09/23/32 3,405,150
2,535,000 g Dominican Republic Government International Bond 7 .450 04/30/44 2,467,595
TOTAL DOMINICAN REPUBLIC 10,635,412
ECUADOR - 0 .9%
744,229 g Ecuador Government International Bond 0 .000 07/31/30 316,141
2,234,600 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 1,483,155
4,637,020 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 2,248,177
TOTAL ECUADOR 4,047,473
EGYPT - 2 .3%
1,150,000 g Egypt Government International Bond 5 .800 09/30/27 952,266
4,275,000 g Egypt Government International Bond 7 .600 03/01/29 3,527,559
3,200,000 g Egypt Government International Bond 7 .053 01/15/32 2,397,760
4,075,000 g Egypt Government International Bond 8 .500 01/31/47 2,865,108
1,000,000 g Egypt Government International Bond 8 .150 11/20/59 677,520
TOTAL EGYPT 10,420,213
EL SALVADOR - 0 .5%
2,000,000 g El Salvador Government International Bond 7 .650 06/15/35 962,896
3,100,000 g El Salvador Government International Bond 7 .625 02/01/41 1,457,101
TOTAL EL SALVADOR 2,419,997
GHANA - 0 .7%
3,325,000 g Ghana Government International Bond 0 .000 04/07/25 1,115,032
3,325,000 g Ghana Government International Bond 7 .750 04/07/29 1,230,250
2,025,000 g Ghana Government International Bond 8 .750 03/11/61 729,041
TOTAL GHANA 3,074,323
GUATEMALA - 0 .8%
525,000 g Guatemala Government Bond 4 .900 06/01/30 500,666
2,000,000 g Guatemala Government Bond 3 .700 10/07/33 1,685,932
1,500,000 g Guatemala Government Bond 6 .125 06/01/50 1,455,419
TOTAL GUATEMALA 3,642,017
HONDURAS - 0 .2%
775,000 g Honduras Government International Bond 6 .250 01/19/27 682,929
TOTAL HONDURAS 682,929
HUNGARY - 1 .2%
1,900,000 g Hungary Government International Bond 6 .125 05/22/28 1,964,975
1,850,000 g Hungary Government International Bond 5 .250 06/16/29 1,820,783
1,525,000 g Hungary Government International Bond 2 .125 09/22/31 1,179,018

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HUNGARY—continued
$ 750,000 g Hungary Government International Bond 3 .125% 09/21/51 $ 470,724
TOTAL HUNGARY 5,435,500
INDIA - 0 .3%
1,700,000 g Export-Import Bank of India 2 .250 01/13/31 1,376,950
TOTAL INDIA 1,376,950
INDONESIA - 0 .7%
1,000,000 g Indonesia Government International Bond 4 .625 04/15/43 937,550
2,075,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 2,078,113
TOTAL INDONESIA 3,015,663
IRAQ - 0 .8%
1,325,000 g Iraq Government International Bond 6 .752 03/09/23 1,315,497
2,546,875 g Iraq Government International Bond 5 .800 01/15/28 2,358,332
TOTAL IRAQ 3,673,829
JAMAICA - 1 .0%
2,125,000 Jamaica Government International Bond 8 .000 03/15/39 2,561,987
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,116,119
TOTAL JAMAICA 4,678,106
JORDAN - 1 .1%
1,775,000 g Jordan Government International Bond 4 .950 07/07/25 1,721,588
1,500,000 g Jordan Government International Bond 5 .850 07/07/30 1,381,487
2,000,000 e,g Jordan Government International Bond 7 .375 10/10/47 1,796,671
TOTAL JORDAN 4,899,746
KAZAKHSTAN - 0 .2%
750,000 g Kazakhstan Government International Bond 6 .500 07/21/45 796,123
TOTAL KAZAKHSTAN 796,123
KENYA - 0 .8%
1,700,000 g Kenya Government International Bond 6 .875 06/24/24 1,596,333
1,125,000 g Kenya Government International Bond 6 .300 01/23/34 865,890
1,325,000 g Kenya Government International Bond 8 .250 02/28/48 1,038,519
TOTAL KENYA 3,500,742
KOREA, REPUBLIC OF - 0 .3%
2,102,000 e Export-Import Bank of Korea 2 .500 06/29/41 1,511,443
TOTAL KOREA, REPUBLIC OF 1,511,443
LEBANON - 0 .1%
3,200,000 †,q Lebanon Government International Bond 6 .250 11/04/24 204,000
3,800,000 †,q Lebanon Government International Bond 6 .850 03/23/27 237,500
TOTAL LEBANON 441,500
MALAYSIA - 0 .4%
MYR 7,100,000 Malaysia Government Bond 3 .582 07/15/32 1,635,242
TOTAL MALAYSIA 1,635,242
MEXICO - 2 .0%
MXN 33,600,000 Mexican Bonos 7 .500 06/03/27 1,696,246
MXN 29,900,000 Mexican Bonos 8 .500 11/18/38 1,552,949
1,675,000 Mexico Government International Bond 3 .250 04/16/30 1,509,449
3,500,000 Mexico Government International Bond 4 .280 08/14/41 2,869,537
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,443,060
TOTAL MEXICO 9,071,241

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MONGOLIA - 0 .5%
$ 1,900,000 g Mongolia Government International Bond 5 .125% 04/07/26 $ 1,772,173
550,000 e,g Mongolia Government International Bond 4 .450 07/07/31 450,950
TOTAL MONGOLIA 2,223,123
MOROCCO - 0 .7%
450,000 g Morocco Government International Bond 2 .375 12/15/27 396,881
1,775,000 g Morocco Government International Bond 3 .000 12/15/32 1,417,988
1,450,000 g Morocco Government International Bond 5 .500 12/11/42 1,252,235
TOTAL MOROCCO 3,067,104
NAMIBIA - 0 .4%
1,700,000 g Namibia Government International Bond 5 .250 10/29/25 1,606,919
TOTAL NAMIBIA 1,606,919
NIGERIA - 1 .1%
2,075,000 g Nigeria Government International Bond 8 .375 03/24/29 1,725,789
1,550,000 g Nigeria Government International Bond 7 .875 02/16/32 1,166,915
950,000 g Nigeria Government International Bond 7 .375 09/28/33 678,132
2,000,000 g Nigeria Government International Bond 7 .696 02/23/38 1,385,380
TOTAL NIGERIA 4,956,216
OMAN - 1 .6%
1,900,000 g Oman Government International Bond 5 .375 03/08/27 1,900,404
1,600,000 g Oman Government International Bond 6 .750 10/28/27 1,696,711
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,552,884
1,200,000 g Oman Government International Bond 6 .500 03/08/47 1,146,047
1,025,000 g Oman Government International Bond 6 .750 01/17/48 1,009,132
TOTAL OMAN 7,305,178
PAKISTAN - 0 .8%
610,000 g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 372,100
3,200,000 g Pakistan Government International Bond 6 .875 12/05/27 1,344,000
1,700,000 g Pakistan Government International Bond 7 .375 04/08/31 704,310
1,000,000 g Pakistan Government International Bond 8 .875 04/08/51 406,900
2,000,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 644,000
TOTAL PAKISTAN 3,471,310
PANAMA - 0 .2%
1,125,000 Panama Notas del Tesoro 3 .750 04/17/26 1,067,906
TOTAL PANAMA 1,067,906
PARAGUAY - 0 .6%
2,425,000 g Paraguay Government International Bond 2 .739 01/29/33 1,953,276
525,000 g Republic of Paraguay 6 .100 08/11/44 519,517
TOTAL PARAGUAY 2,472,793
PERU - 1 .1%
1,500,000 g Fondo MIVIVIENDA S.A. 4 .625 04/12/27 1,456,332
1,645,000 Peruvian Government International Bond 3 .000 01/15/34 1,335,262
PEN 4,150,000 g Peruvian Government International Bond 5 .400 08/12/34 860,122
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,353,512
TOTAL PERU 5,005,228
PHILIPPINES - 0 .4%
1,975,000 Philippine Government International Bond 4 .200 03/29/47 1,725,978
TOTAL PHILIPPINES 1,725,978
POLAND - 0 .4%
475,000 Poland Government International Bond 3 .250 04/06/26 457,960

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
POLAND—continued
$ 1,125,000 Republic of Poland Government International Bond 5 .750% 11/16/32 $ 1,215,844
TOTAL POLAND 1,673,804
QATAR - 0 .5%
1,475,000 g Qatar Government International Bond 3 .750 04/16/30 1,445,754
925,000 g Qatar Government International Bond 5 .103 04/23/48 953,927
TOTAL QATAR 2,399,681
REPUBLIC OF SERBIA - 0 .5%
1,675,000 g Serbia International Bond 2 .125 12/01/30 1,273,984
750,000 e,g Serbia International Bond 6 .500 09/26/33 750,975
TOTAL REPUBLIC OF SERBIA 2,024,959
ROMANIA - 1 .0%
RON 7,000,000 Romania Government Bond 4 .150 01/26/28 1,340,985
1,870,000 g Romanian Government International Bond 3 .000 02/27/27 1,692,754
650,000 g Romanian Government International Bond 3 .000 02/14/31 534,436
1,400,000 g Romanian Government International Bond 4 .000 02/14/51 978,737
TOTAL ROMANIA 4,546,912
RWANDA - 0 .5%
3,075,000 g Rwanda International Government Bond 5 .500 08/09/31 2,341,723
TOTAL RWANDA 2,341,723
SAUDI ARABIA - 1 .2%
750,000 g Saudi Government International Bond 3 .250 10/26/26 721,114
1,265,000 g Saudi Government International Bond 2 .250 02/02/33 1,035,100
1,000,000 g Saudi Government International Bond 3 .250 11/17/51 730,019
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,582,608
1,500,000 g Saudi Government International Bond 3 .450 02/02/61 1,083,855
TOTAL SAUDI ARABIA 5,152,696
SENEGAL - 0 .6%
1,325,000 g Senegal Government International Bond 6 .250 05/23/33 1,143,702
1,900,000 g Senegal Government International Bond 6 .750 03/13/48 1,417,289
TOTAL SENEGAL 2,560,991
SOUTH AFRICA - 2 .5%
3,000,000 Republic of South Africa Government International
Bond
4 .300 10/12/28 2,728,671
ZAR 54,025,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 2,585,056
1,625,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 1,507,916
ZAR 9,050,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 449,965
1,250,000 e Republic of South Africa Government International
Bond
5 .375 07/24/44 970,483
1,025,000 Republic of South Africa Government International
Bond
5 .650 09/27/47 781,601
1,500,000 Republic of South Africa Government International
Bond
5 .750 09/30/49 1,142,061
1,000,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 899,515
TOTAL SOUTH AFRICA 11,065,268
SRI LANKA - 0 .3%
800,000 g Sri Lanka Government International Bond 5 .750 04/18/23 271,865
1,000,000 †,g Sri Lanka Government International Bond 6 .825 07/18/26 344,316

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SRI LANKA—continued
$ 1,650,000 †,g Sri Lanka Government International Bond 7 .550% 03/28/30 $ 558,842
TOTAL SRI LANKA 1,175,023
SUPRANATIONAL - 0 .8%
975,000 g African Export-Import Bank 2 .634 05/17/26 884,454
INR 48,600,000 Asian Development Bank 6 .150 02/25/30 569,658
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 650,388
1,475,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,302,978
287,182 † European Bank for Reconstruction & Development 10 .000 02/28/23 238,415
TOTAL SUPRANATIONAL 3,645,893
THAILAND - 0 .3%
THB 47,000,000 Thailand Government International Bond 2 .875 12/17/28 1,478,275
TOTAL THAILAND 1,478,275
TURKEY - 1 .8%
2,325,000 Turkey Government International Bond 5 .125 02/17/28 1,986,074
1,500,000 Turkey Government International Bond 6 .500 09/20/33 1,225,213
4,350,000 Turkey Government International Bond 4 .875 04/16/43 2,735,428
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,253,275
TOTAL TURKEY 8,199,990
UGANDA - 0 .4%
UGX 6,750,000,000 Republic of Uganda Government Bonds 14 .250 08/23/29 1,780,107
TOTAL UGANDA 1,780,107
UKRAINE - 0 .7%
2,225,000 †,g NPC Ukrenergo 6 .875 11/09/28 381,615
UAH 37,000,000 † Ukraine Government International Bond 15 .840 02/26/25 721,370
1,925,000 g Ukraine Government International Bond 7 .750 09/01/27 411,912
EUR 525,000 g Ukraine Government International Bond 4 .375 01/27/32 105,167
3,000,000 g Ukraine Government International Bond 7 .253 03/15/35 597,480
2,320,000 g,i Ukraine Government International Bond 0 .000 08/01/41 739,500
TOTAL UKRAINE 2,957,044
UNITED ARAB EMIRATES - 0 .9%
2,650,000 g Abu Dhabi Government International Bond 3 .125 09/30/49 1,997,130
2,600,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,980,634
TOTAL UNITED ARAB EMIRATES 3,977,764
URUGUAY - 0 .5%
UYU 61,000,000 Uruguay Government International Bond 8 .250 05/21/31 1,416,131
600,000 Uruguay Government International Bond 5 .750 10/28/34 663,712
TOTAL URUGUAY 2,079,843
UZBEKISTAN - 0 .7%
UZS 7,990,000,000 g Republic of Uzbekistan International Bond 14 .500 11/25/23 691,558
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 480,492
1,975,000 g Republic of Uzbekistan International Bond 5 .375 02/20/29 1,849,086
TOTAL UZBEKISTAN 3,021,136
VIETNAM - 0 .2%
1,075,000 g Vietnam Government International Bond 4 .800 11/19/24 1,059,886
TOTAL VIETNAM 1,059,886
ZAMBIA - 0 .5%
3,900,000 †,g Zambia Government International Bond 8 .500 04/14/24 1,950,000

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ZAMBIA—continued
$ 750,000 †,g Zambia Government International Bond 8 .970% 07/30/27 $ 372,422
TOTAL ZAMBIA 2,322,422
TOTAL GOVERNMENT BONDS 207,872,728
(Cost $263,831,745)
STRUCTURED ASSETS - 0 .6%
CAYMAN ISLANDS - 0 .6%
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,579,790
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,579,790
TOTAL STRUCTURED ASSETS 2,579,790
(Cost $3,000,000)
TOTAL BONDS 430,819,783
(Cost $523,332,590)
SHARES COMPANY
COMMON STOCKS - 0.7%
MEXICO - 0 .5%
265,589 * Grupo Aeromexico SAB de C.V. 2,355,400
TOTAL MEXICO 2,355,400
SOUTH AFRICA - 0 .2%
729,619 * Petra Diamonds Ltd 713,434
TOTAL SOUTH AFRICA 713,434
TOTAL COMMON STOCKS 3,068,834
(Cost $5,678,180)
SHORT-TERM INVESTMENTS - 2.0%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .0%
9,069,810 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 9,069,810
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 9,069,810
TOTAL SHORT-TERM INVESTMENTS 9,069,810
(Cost $9,069,810)
TOTAL INVESTMENTS - 99.7% 444,789,991
(Cost $539,907,357)
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,312,885
NET ASSETS - 100.0% $ 446,102,876

Portfolio of investments
(unaudited)
Emerging Markets Debt Fund January 31, 2023

concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
RON Romanian Leu
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,916,474.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
Forward foreign currency contracts outstanding as of January 31, 2023 were as follows:
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 1,053,247 EUR 1,000,000 Morgan Stanley 03/06/23  $ (36,313)
EUR 1,000,000 $ 1,081,941 Morgan Stanley 03/06/23 7,619
Total  $ (28,694)
EUR Euro

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.3%
IRELAND - 0 .2%
$ 261,086 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.750% 6 .236% 01/15/25 $ 261,921
340,375 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.500% 5 .986 02/12/27 339,463
TOTAL IRELAND 601,384
UNITED STATES - 0 .1%
217,554 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 8 .070 05/05/28 217,588
246,259 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 7 .634 11/15/28 244,608
127,839 i Team Health Holdings, Inc SOFR 12M + 5.250% 9 .811 03/02/27 106,586
TOTAL UNITED STATES 568,782
TOTAL BANK LOAN OBLIGATIONS 1,170,166
(Cost $1,194,757)
BONDS - 95.8%
CORPORATE BONDS - 22 .6%
AUSTRALIA - 0 .1%
450,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 399,226
TOTAL AUSTRALIA 399,226
AUSTRIA - 0 .1%
EUR 600,000 Erste Group Bank AG. 4 .250 N/A‡ 549,424
TOTAL AUSTRIA 549,424
BELGIUM - 0 .2%
EUR 800,000 z Proximus SADP 0 .750 11/17/36 609,038
TOTAL BELGIUM 609,038
BRAZIL - 0 .1%
300,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 263,250
300,000 Suzano Austria GmbH 3 .125 01/15/32 238,480
TOTAL BRAZIL 501,730
CANADA - 0 .9%
500,000 Enbridge, Inc 5 .750 07/15/80 473,145
EUR 250,000 g Fairfax Financial Holdings Ltd 2 .750 03/29/28 241,038
750,000 g GFL Environmental, Inc 4 .250 06/01/25 723,268
1,275,000 g MEG Energy Corp 5 .875 02/01/29 1,217,625
500,000 g Nova Chemicals Corp 4 .875 06/01/24 492,500
315,000 g Parkland Corp 4 .625 05/01/30 270,775
TOTAL CANADA 3,418,351
CHILE - 0 .4%
398,542 g Alfa Desarrollo S.p.A 4 .550 09/27/51 319,611
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 284,250
200,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 173,000
200,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 190,300
325,000 g Corp Nacional del Cobre de Chile 3 .150 01/15/51 237,621
325,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 264,875
300,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 219,148
TOTAL CHILE 1,688,805
CHINA - 0 .1%
300,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 273,238

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CHINA—continued
$ 300,000 g ENN Energy Holdings Ltd 2 .625% 09/17/30 $ 251,648
TOTAL CHINA 524,886
COLOMBIA - 0 .1%
75,000 Ecopetrol S.A. 6 .875 04/29/30 70,292
225,000 Ecopetrol S.A. 4 .625 11/02/31 177,908
TOTAL COLOMBIA 248,200
CZECH REPUBLIC - 0 .1%
EUR 300,000 z CPI Property Group S.A. 1 .750 01/14/30 194,101
TOTAL CZECH REPUBLIC 194,101
FRANCE - 1 .7%
GBP 300,000 z Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 371,843
EUR 500,000 z BNP Paribas S.A. 2 .100 04/07/32 464,335
EUR 800,000 BPCE S.A. 0 .500 09/15/27 762,605
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 417,782
GBP 600,000 z Credit Agricole S.A. 4 .875 10/23/29 743,099
EUR 600,000 Electricite de France S.A. 2 .000 10/02/30 561,260
EUR 500,000 z Engie S.A. 1 .875 N/A‡ 404,420
EUR 500,000 g Iliad Holding SAS 5 .125 10/15/26 517,608
EUR 300,000 z La Poste S.A. 0 .625 01/18/36 221,103
EUR 400,000 z Societe Generale S.A. 4 .000 11/16/27 442,001
GBP 700,000 z Societe Generale S.A. 1 .250 12/07/27 721,705
EUR 500,000 z Societe Generale S.A. 0 .500 06/12/29 448,015
EUR 600,000 z Suez SACA 2 .375 05/24/30 589,024
TOTAL FRANCE 6,664,800
GERMANY - 1 .4%
900,000 Deutsche Bank AG. 3 .742 01/07/33 711,004
EUR 750,000 g,o IHO Verwaltungs GmbH 3 .750 09/15/26 731,641
EUR 1,300,000 y Kreditanstalt fuer Wiederaufbau 0 .000 01/10/31 1,131,311
EUR 500,000 Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
1 .000 05/26/42 397,038
EUR 600,000 Volkswagen Bank GmbH 2 .500 07/31/26 621,642
EUR 500,000 z Volkswagen International Finance NV 4 .125 11/15/25 549,194
GBP 800,000 Volkswagen International Finance NV 3 .375 11/16/26 919,239
EUR 400,000 Vonovia SE 0 .625 12/14/29 337,773
TOTAL GERMANY 5,398,842
INDIA - 0 .3%
300,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 212,342
200,000 g Bharti Airtel Ltd 3 .250 06/03/31 172,213
200,000 e,g CA Magnum Holdings 5 .375 10/31/26 186,000
250,000 z Power Finance Corp Ltd 3 .350 05/16/31 206,820
225,000 g UltraTech Cement Ltd 2 .800 02/16/31 184,908
TOTAL INDIA 962,283
INDONESIA - 0 .1%
200,000 g Pertamina Persero PT 3 .650 07/30/29 184,679
225,000 g Perusahaan Listrik Negara PT 4 .875 07/17/49 183,820
TOTAL INDONESIA 368,499
IRELAND - 0 .3%
EUR 500,000 y AIB Group plc 4 .625 07/23/29 541,889
EUR 600,000 z Bank of Ireland Group plc 0 .375 05/10/27 575,085
TOTAL IRELAND 1,116,974
ISRAEL - 0 .2%
270,000 g Bank Hapoalim BM 3 .255 01/21/32 237,770

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL—continued
$ 300,000 g Bank Leumi Le-Israel BM 3 .275% 01/29/31 $ 272,802
400,000 g Israel Electric Corp Ltd 4 .250 08/14/28 383,947
TOTAL ISRAEL 894,519
ITALY - 0 .1%
200,000 g Intesa Sanpaolo S.p.A 4 .198 06/01/32 159,132
EUR 300,000 y UniCredit S.p.A 5 .850 11/15/27 337,688
TOTAL ITALY 496,820
JAPAN - 0 .6%
EUR 550,000 z Mitsubishi UFJ Financial Group, Inc 2 .264 06/14/25 584,638
EUR 500,000 z ORIX Corp 1 .919 04/20/26 513,371
EUR 500,000 Takeda Pharmaceutical Co Ltd 1 .375 07/09/32 440,672
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 402,161
GBP 175,000 z Toyota Motor Finance Netherlands BV 4 .625 06/08/26 217,995
TOTAL JAPAN 2,158,837
KAZAKHSTAN - 0 .1%
200,000 g KazTransGas JSC 4 .375 09/26/27 183,090
400,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 357,705
TOTAL KAZAKHSTAN 540,795
KOREA, REPUBLIC OF - 0 .1%
250,000 g Kia Corp 2 .750 02/14/27 226,007
200,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 194,048
TOTAL KOREA, REPUBLIC OF 420,055
KUWAIT - 0 .1%
375,000 g NBK SPC Ltd 1 .625 09/15/27 334,687
TOTAL KUWAIT 334,687
LUXEMBOURG - 0 .5%
EUR 1,000,000 g Albion Financing 1 SARL 5 .250 10/15/26 973,386
EUR 250,000 z Czech Gas Networks Investments Sarl 0 .450 09/08/29 201,798
EUR 400,000 z ProLogis International Funding II S.A. 3 .625 03/07/30 418,395
EUR 500,000 z ProLogis International Funding II S.A. 2 .375 11/14/30 472,064
TOTAL LUXEMBOURG 2,065,643
MALAYSIA - 0 .1%
400,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 324,614
TOTAL MALAYSIA 324,614
MEXICO - 0 .2%
375,000 g Becle SAB de C.V. 2 .500 10/14/31 299,927
375,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 331,989
200,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 193,998
TOTAL MEXICO 825,914
NETHERLANDS - 0 .6%
EUR 600,000 Cooperatieve Rabobank UA 3 .250 N/A‡ 572,058
EUR 500,000 ING Groep NV 1 .250 02/16/27 499,941
EUR 1,300,000 g VZ Secured Financing BV 3 .500 01/15/32 1,125,944
TOTAL NETHERLANDS 2,197,943
NIGERIA - 0 .2%
EUR 1,000,000 g BOI Finance BV 7 .500 02/16/27 918,246
TOTAL NIGERIA 918,246

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PANAMA - 0 .0%
$ 200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000% 08/11/41 $ 166,024
TOTAL PANAMA 166,024
POLAND - 0 .2%
EUR 150,000 z GTC Aurora Luxembourg S.A. 2 .250 06/23/26 122,157
EUR 300,000 z mBank S.A. 0 .966 09/21/27 255,397
EUR 250,000 z Polski Koncern Naftowy ORLEN S.A. 1 .125 05/27/28 224,136
TOTAL POLAND 601,690
PORTUGAL - 0 .1%
GBP 200,000 y EDP Finance BV 8 .625 01/04/24 255,456
TOTAL PORTUGAL 255,456
QATAR - 0 .6%
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,286,257
TOTAL QATAR 2,286,257
ROMANIA - 0 .1%
EUR 250,000 z NE Property BV 2 .000 01/20/30 191,292
TOTAL ROMANIA 191,292
SINGAPORE - 0 .2%
EUR 200,000 z Temasek Financial I Ltd 0 .500 11/20/31 167,015
500,000 g United Overseas Bank Ltd 2 .000 10/14/31 443,360
TOTAL SINGAPORE 610,375
SOUTH AFRICA - 0 .3%
1,250,000 z Eskom Holdings SOC Ltd 4 .314 07/23/27 1,127,253
TOTAL SOUTH AFRICA 1,127,253
SPAIN - 0 .4%
EUR 700,000 i,y Banco Santander S.A. EURIBOR 3 M + 0.550% 2 .838 01/16/25 751,278
800,000 Banco Santander S.A. 7 .500 N/A‡ 794,000
TOTAL SPAIN 1,545,278
SWITZERLAND - 0 .3%
EUR 750,000 z Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 729,333
EUR 600,000 z UBS Group AG 0 .250 11/05/28 549,551
TOTAL SWITZERLAND 1,278,884
TAIWAN - 0 .1%
300,000 TSMC Arizona Corp 4 .125 04/22/29 295,031
TOTAL TAIWAN 295,031
THAILAND - 0 .2%
430,000 g Bangkok Bank PCL 3 .466 09/23/36 367,792
300,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 244,025
TOTAL THAILAND 611,817
TURKEY - 0 .1%
EUR 250,000 z Arcelik AS. 3 .000 05/27/26 246,440
TOTAL TURKEY 246,440
UNITED ARAB EMIRATES - 0 .1%
200,000 g DAE Funding LLC 3 .375 03/20/28 181,129
292,074 g Sweihan PV Power Co PJSC 3 .625 01/31/49 243,992
TOTAL UNITED ARAB EMIRATES 425,121
UNITED KINGDOM - 2 .1%
EUR 800,000 z Barclays plc 0 .877 01/28/28 760,504

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED KINGDOM—continued
GBP 200,000 z Barclays plc 8 .407% 11/14/32 $ 265,259
EUR 1,000,000 BP Capital Markets plc 1 .231 05/08/31 894,108
EUR 500,000 z GSK Capital BV 3 .000 11/28/27 538,796
UGX 3,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 723,769
GBP 750,000 Lloyds Banking Group plc 1 .985 12/15/31 804,495
EUR 750,000 Natwest Group plc 1 .750 03/02/26 775,200
EUR 500,000 Reckitt Benckiser Treasury Services Nederland BV 0 .750 05/19/30 455,743
EUR 700,000 z Standard Chartered plc 1 .200 09/23/31 658,407
GBP 400,000 Tesco Corporate Treasury Services plc 2 .750 04/27/30 424,285
EUR 500,000 y Thames Water Utilities Finance plc 4 .375 01/18/31 542,576
GBP 700,000 Virgin Money UK plc 3 .375 04/24/26 818,580
GBP 600,000 g Vmed O2 UK Financing I plc 4 .500 07/15/31 590,315
TOTAL UNITED KINGDOM 8,252,037
UNITED STATES - 9 .1%
EUR 1,200,000 AbbVie, Inc 1 .250 06/01/24 1,268,701
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 730,632
EUR 250,000 g Allied Universal Holdco LLC 3 .625 06/01/28 225,853
EUR 575,000 American Honda Finance Corp 1 .950 10/18/24 610,575
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 466,383
EUR 300,000 American Tower Corp 1 .375 04/04/25 309,134
EUR 450,000 American Tower Corp 0 .450 01/15/27 425,078
EUR 300,000 Aptiv plc 1 .500 03/10/25 312,069
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 226,349
EUR 750,000 g Ardagh Metal Packaging Finance USA LLC 3 .000 09/01/29 633,775
EUR 500,000 AT&T, Inc 2 .350 09/05/29 498,955
EUR 750,000 g Avantor Funding, Inc 3 .875 07/15/28 753,724
EUR 500,000 z Bank of America Corp 1 .662 04/25/28 494,495
EUR 500,000 z Bank of America Corp 0 .654 10/26/31 421,312
EUR 500,000 z Bank of America Corp 2 .824 04/27/33 488,288
EUR 700,000 Becton Dickinson & Co 1 .401 05/24/23 757,651
EUR 600,000 z Blackstone Private Credit Fund 1 .750 11/30/26 542,616
EUR 700,000 Capital One Financial Corp 0 .800 06/12/24 727,809
EUR 400,000 Celanese US Holdings LLC 0 .625 09/10/28 333,655
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 735,417
EUR 350,000 Chubb INA Holdings, Inc 1 .400 06/15/31 313,555
EUR 500,000 Citigroup, Inc 1 .250 07/06/26 510,734
EUR 700,000 Comcast Corp 0 .250 05/20/27 665,647
EUR 750,000 g Coty, Inc 3 .875 04/15/26 765,751
EUR 500,000 g Dana Financing Luxembourg Sarl 3 .000 07/15/29 440,729
GBP 200,000 Discovery Communications LLC 2 .500 09/20/24 237,185
EUR 800,000 Dow Chemical Co 0 .500 03/15/27 760,355
EUR 500,000 Equinix, Inc 1 .000 03/15/33 415,873
EUR 500,000 FedEx Corp 1 .625 01/11/27 507,186
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 394,108
EUR 750,000 z General Motors Financial Co, Inc 0 .600 05/20/27 701,646
EUR 500,000 i,z Goldman Sachs Group, Inc EURIBOR 3 M + 1.000% 2 .732 02/07/25 543,301
EUR 750,000 z Goldman Sachs Group, Inc 0 .250 01/26/28 681,015
EUR 295,000 g Goodyear Europe BV 2 .750 08/15/28 258,499
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 481,238
EUR 1,000,000 Honeywell International, Inc 0 .000 03/10/24 1,047,124
EUR 600,000 International Business Machines Corp 0 .650 02/11/32 503,076
EUR 500,000 g International Game Technology plc 3 .500 06/15/26 513,309
EUR 500,000 g IQVIA, Inc 1 .750 03/15/26 504,259
EUR 450,000 g Liberty Mutual Group, Inc 2 .750 05/04/26 470,170
EUR 650,000 Liberty Mutual Group, Inc 2 .750 05/04/26 679,135
EUR 800,000 z Liberty Mutual Group, Inc 4 .625 12/02/30 864,070
GBP 600,000 McKesson Corp 3 .125 02/17/29 670,795
EUR 400,000 z Metropolitan Life Global Funding I 1 .750 05/25/25 419,202
GBP 600,000 z Metropolitan Life Global Funding I 4 .125 09/02/25 734,268

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 600,000 z Mondelez International Holdings Netherlands BV 1 .250% 09/09/41 $ 434,036
EUR 670,000 Morgan Stanley 1 .342 10/23/26 680,026
EUR 500,000 Morgan Stanley 2 .950 05/07/32 496,077
EUR 500,000 g Olympus Water US Holding Corp 3 .875 10/01/28 465,851
EUR 100,000 g Organon Finance  LLC 2 .875 04/30/28 94,846
$ 1,250,000 g Organon Finance  LLC 5 .125 04/30/31 1,128,487
GBP 500,000 Pfizer, Inc 2 .735 06/15/43 465,416
GBP 500,000 z Protective Life Global Funding 5 .248 01/13/28 630,040
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 484,716
EUR 400,000 Southern Co 1 .875 09/15/81 352,541
EUR 450,000 Stryker Corp 2 .625 11/30/30 457,341
EUR 700,000 The Procter & Gamble Company 0 .625 10/30/24 729,450
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 460,549
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 979,255
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 726,680
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 389,663
EUR 600,000 Walmart, Inc 2 .550 04/08/26 641,841
EUR 500,000 Whirlpool EMEA Finance Sarl 0 .500 02/20/28 460,970
TOTAL UNITED STATES 35,122,486
TOTAL CORPORATE BONDS 86,838,673
(Cost $100,621,773)
GOVERNMENT BONDS - 68 .3%
ANGOLA - 0 .4%
1,550,000 g Angolan Government International Bond 8 .750 04/14/32 1,431,650
TOTAL ANGOLA 1,431,650
AUSTRALIA - 2 .2%
AUD 3,650,000 Australia Government Bond 0 .250 11/21/25 2,377,055
AUD 3,765,000 z Australia Government Bond 2 .250 05/21/28 2,523,883
AUD 1,950,000 Australia Government Bond 1 .000 12/21/30 1,142,090
AUD 2,550,000 †,z Australia Government Bond 1 .750 06/21/51 1,129,857
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 1,134,281
TOTAL AUSTRALIA 8,307,166
BELGIUM - 2 .4%
EUR 2,125,000 g Kingdom of Belgium Government Bond 0 .000 10/22/27 2,044,728
EUR 3,825,000 g Kingdom of Belgium Government Bond 0 .350 06/22/32 3,319,061
EUR 525,000 g Kingdom of Belgium Government Bond 1 .450 06/22/37 464,704
EUR 5,150,000 g Kingdom of Belgium Government Bond 0 .400 06/22/40 3,572,190
TOTAL BELGIUM 9,400,683
BENIN - 0 .3%
EUR 1,275,000 g Benin Government International Bond 4 .950 01/22/35 1,012,032
TOTAL BENIN 1,012,032
BRAZIL - 0 .3%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 993,666
TOTAL BRAZIL 993,666
CAMEROON - 0 .1%
EUR 650,000 g Republic of Cameroon International Bond 5 .950 07/07/32 537,434
TOTAL CAMEROON 537,434
CANADA - 3 .5%
CAD 3,050,000 g Canada Housing Trust No 1 .100 12/15/26 2,106,473
CAD 1,800,000 Canadian Government International Bond 2 .000 09/01/23 1,333,668
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,884,760

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CANADA—continued
CAD 2,275,000 Canadian Government International Bond 2 .000% 06/01/32 $ 1,582,369
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,198,593
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 1,025,211
CAD 1,600,000 Province of British Columbia Canada 2 .550 06/18/27 1,161,661
CAD 1,600,000 Province of New Brunswick Canada 3 .100 08/14/28 1,180,456
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 877,401
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 536,942
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 731,472
TOTAL CANADA 13,619,006
CHINA - 10 .8%
CNY 83,560,000 China Government Bond 2 .880 11/05/23 12,440,349
CNY 49,600,000 China Government Bond 2 .940 10/17/24 7,421,451
CNY 60,500,000 China Government Bond 3 .120 12/05/26 9,118,154
CNY 6,750,000 China Government Bond 2 .500 07/25/27 988,589
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,221,980
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,053,901
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,244,899
CNY 12,700,000 China Government Bond 3 .810 09/14/50 2,043,477
CNY 12,400,000 China Government Bond 3 .720 04/12/51 1,967,200
TOTAL CHINA 41,500,000
COLOMBIA - 0 .3%
COP 5,710,000,000 Colombian TES 7 .750 09/18/30 961,447
TOTAL COLOMBIA 961,447
COTE D'IVOIRE - 0 .3%
EUR 1,000,000 g Ivory Coast Government International Bond 5 .875 10/17/31 914,441
EUR 100,000 g Ivory Coast Government International Bond 4 .875 01/30/32 85,239
TOTAL COTE D'IVOIRE 999,680
CYPRUS - 1 .2%
EUR 1,300,000 z Cyprus Government International Bond 2 .375 09/25/28 1,329,319
EUR 1,100,000 z Cyprus Government International Bond 0 .625 01/21/30 979,405
EUR 1,550,000 z Cyprus Government International Bond 0 .950 01/20/32 1,302,738
EUR 575,000 z Cyprus Government International Bond 2 .750 02/26/34 557,636
EUR 500,000 z Cyprus Government International Bond 2 .750 05/03/49 435,610
TOTAL CYPRUS 4,604,708
CZECH REPUBLIC - 0 .4%
CZK 43,100,000 Czech Republic Government Bond 1 .750 06/23/32 1,546,961
TOTAL CZECH REPUBLIC 1,546,961
DOMINICAN REPUBLIC - 0 .2%
DOP 15,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 250,440
$ 750,000 g Dominican Republic Government International Bond 4 .875 09/23/32 638,466
TOTAL DOMINICAN REPUBLIC 888,906
ECUADOR - 0 .1%
78,000 g Ecuador Government International Bond 0 .000 07/31/30 33,133
441,250 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 292,868
309,125 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 149,874
TOTAL ECUADOR 475,875
EGYPT - 0 .8%
850,000 g Egypt Government International Bond 5 .750 05/29/24 800,059
EGP 16,250,000 Egypt Government International Bond 15 .900 07/02/24 498,580
525,000 g Egypt Government International Bond 7 .600 03/01/29 433,209
EUR 900,000 g Egypt Government International Bond 6 .375 04/11/31 685,662
300,000 g Egypt Government International Bond 7 .053 01/15/32 224,790

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EGYPT—continued
$ 675,000 g Egypt Government International Bond 8 .500% 01/31/47 $ 474,588
TOTAL EGYPT 3,116,888
EL SALVADOR - 0 .1%
1,000,000 g El Salvador Government International Bond 6 .375 01/18/27 547,858
TOTAL EL SALVADOR 547,858
FRANCE - 2 .8%
EUR 2,500,000 French Republic Government Bond OAT 0 .500 05/25/25 2,585,912
EUR 3,775,000 French Republic Government Bond OAT 0 .750 11/25/28 3,708,416
EUR 1,250,000 g French Republic Government Bond OAT 0 .500 05/25/40 900,146
EUR 910,000 French Republic Government Bond OAT 0 .750 05/25/52 562,817
EUR 1,560,000 g French Republic Government Bond OAT 0 .750 05/25/53 946,416
EUR 2,500,000 z UNEDIC ASSEO 0 .250 07/16/35 1,908,701
TOTAL FRANCE 10,612,408
GERMANY - 2 .9%
EUR 3,700,000 Bundesrepublik Deutschland 0 .500 08/15/27 3,720,975
EUR 500,000 Bundesrepublik Deutschland 0 .000 08/15/29 469,733
EUR 4,500,000 Bundesrepublik Deutschland 1 .000 05/15/38 4,054,122
EUR 310,000 Bundesrepublik Deutschland 1 .250 08/15/48 275,082
EUR 1,695,000 † Bundesrepublik Deutschland 0 .000 08/15/52 983,379
EUR 1,195,000 Bundesrepublik Deutschland Bundesanleihe 1 .000 08/15/25 1,251,753
MXN 11,000,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 512,132
TOTAL GERMANY 11,267,176
GHANA - 0 .2%
500,000 g Ghana Government International Bond 7 .750 04/07/29 185,000
825,000 †,g Ghana Government International Bond 8 .125 03/26/32 303,188
1,000,000 g Ghana Government International Bond 8 .627 06/16/49 357,500
TOTAL GHANA 845,688
GREECE - 1 .2%
EUR 575,000 g Hellenic Republic Government International Bond 3 .875 03/12/29 634,344
EUR 2,300,000 g Hellenic Republic Government International Bond 1 .500 06/18/30 2,099,310
EUR 1,300,000 g Hellenic Republic Government International Bond 0 .750 06/18/31 1,079,775
EUR 1,100,000 g Hellenic Republic Government International Bond 1 .750 06/18/32 975,288
TOTAL GREECE 4,788,717
HUNGARY - 1 .1%
HUF 460,000,000 Hungary Government Bond 5 .500 06/24/25 1,130,739
HUF 504,050,000 Hungary Government International Bond 3 .000 06/26/24 1,244,790
EUR 1,000,000 z Hungary Government International Bond 5 .000 02/22/27 1,105,902
285,000 e,g Hungary Government International Bond 6 .125 05/22/28 294,746
EUR 600,000 z Hungary Government International Bond 1 .750 06/05/35 465,799
TOTAL HUNGARY 4,241,976
INDIA - 0 .1%
250,000 g Export-Import Bank of India 2 .250 01/13/31 202,493
TOTAL INDIA 202,493
INDONESIA - 0 .5%
IDR 13,000,000,000 Indonesia Treasury Bond 8 .125 05/15/24 890,704
IDR 17,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 1,108,957
TOTAL INDONESIA 1,999,661
IRELAND - 0 .1%
EUR 280,000 z Ireland Government Bond 3 .000 10/18/43 304,196
TOTAL IRELAND 304,196

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL - 1 .0%
$ 765,000 Israel Government International Bond 4 .500% 01/17/33 $ 766,099
ILS 5,250,000 Israel Government International Bond 5 .500 01/31/42 1,935,258
ILS 3,200,000 Israel Government International Bond 3 .750 03/31/47 955,331
TOTAL ISRAEL 3,656,688
ITALY - 1 .9%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,587,250
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,552,161
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0 .250 03/15/28 896,848
EUR 1,150,000 g Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 824,569
EUR 950,000 †,g Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 614,699
TOTAL ITALY 7,475,527
JAPAN - 10 .3%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 100,757
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 162,393
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 230,771
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 107,209
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 2,054,958
JPY 322,000,000 Japan Government Ten Year Bond 0 .100 09/20/29 2,431,056
JPY 325,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 2,448,318
JPY 425,000,000 Japan Government Ten Year Bond 0 .100 06/20/30 3,181,643
JPY 513,000,000 Japan Government Ten Year Bond 0 .100 09/20/30 3,826,368
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 2,818,940
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 439,503
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,714,945
JPY 270,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 1,940,280
JPY 265,000,000 Japan Government Thirty Year Bond 1 .600 12/20/52 2,034,575
JPY 340,000,000 Japan Government Twenty Year Bond 2 .100 03/20/26 2,781,522
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 2,022,991
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,791,647
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 4,740,966
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,230,682
JPY 266,000,000 Japan Government Two Year Bond 0 .005 07/01/24 2,044,581
JPY 197,000,000 Japan Government Two Year Bond 0 .005 11/01/24 1,514,265
TOTAL JAPAN 39,618,370
JORDAN - 0 .3%
1,000,000 g Jordan Government International Bond 7 .750 01/15/28 1,033,068
TOTAL JORDAN 1,033,068
KENYA - 0 .4%
1,200,000 g Kenya Government International Bond 7 .000 05/22/27 1,081,175
575,000 g Kenya Government International Bond 6 .300 01/23/34 442,566
TOTAL KENYA 1,523,741
KOREA, REPUBLIC OF - 3 .5%
KRW 2,700,000,000 Korea Treasury Bond 2 .875 06/10/24 2,174,797
KRW 1,900,000,000 Korea Treasury Bond 2 .250 06/10/25 1,502,688
KRW 1,200,000,000 Korea Treasury Bond 1 .375 12/10/29 858,027
KRW 7,440,000,000 Korea Treasury Bond 2 .000 06/10/31 5,468,887
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 885,859
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,399,502
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 524,735
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 509,322
TOTAL KOREA, REPUBLIC OF 13,323,817

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LEBANON - 0 .0%
$ 1,400,000 †,q,z Lebanon Government International Bond 6 .850% 03/23/27 $ 87,500
TOTAL LEBANON 87,500
MALAYSIA - 0 .3%
MYR 5,400,000 Malaysia Government Bond 3 .757 05/22/40 1,201,010
TOTAL MALAYSIA 1,201,010
MEXICO - 0 .8%
MXN 30,800,000 Mexican Bonos 5 .750 03/05/26 1,481,289
MXN 34,100,000 Mexican Bonos 8 .500 11/18/38 1,771,088
TOTAL MEXICO 3,252,377
MONGOLIA - 0 .1%
550,000 g Mongolia Government International Bond 4 .450 07/07/31 450,950
TOTAL MONGOLIA 450,950
MOROCCO - 0 .5%
EUR 850,000 g Morocco Government International Bond 1 .375 03/30/26 850,903
EUR 1,100,000 g Morocco Government International Bond 1 .500 11/27/31 897,840
TOTAL MOROCCO 1,748,743
NETHERLANDS - 0 .5%
EUR 550,000 g Netherlands Government International Bond 2 .750 01/15/47 630,545
EUR 2,200,000 g Netherlands Government International Bond 0 .000 01/15/52 1,230,943
TOTAL NETHERLANDS 1,861,488
NEW ZEALAND - 1 .2%
NZD 3,720,000 New Zealand Government International Bond 0 .500 05/15/24 2,276,719
NZD 1,800,000 New Zealand Government International Bond 2 .750 04/15/25 1,121,028
NZD 1,000,000 New Zealand Government International Bond 4 .500 04/15/27 655,437
NZD 1,185,000 New Zealand Government International Bond 2 .000 05/15/32 642,111
TOTAL NEW ZEALAND 4,695,295
NIGERIA - 0 .2%
925,000 g Nigeria Government International Bond 8 .375 03/24/29 769,328
TOTAL NIGERIA 769,328
NORWAY - 1 .1%
NOK 9,000,000 City of Oslo Norway 2 .050 10/31/24 877,451
NOK 34,375,000 g Norway Government Bond 2 .000 04/26/28 3,297,397
NOK 575,000 g Norway Government Bond 1 .250 09/17/31 50,219
TOTAL NORWAY 4,225,067
PAKISTAN - 0 .1%
1,000,000 g Pakistan Government International Bond 6 .000 04/08/26 431,212
TOTAL PAKISTAN 431,212
PARAGUAY - 0 .2%
925,000 g Paraguay Government International Bond 5 .400 03/30/50 824,301
TOTAL PARAGUAY 824,301
PERU - 0 .3%
PEN 6,201,000 g Peruvian Government International Bond 5 .400 08/12/34 1,285,208
TOTAL PERU 1,285,208
PHILIPPINES - 0 .1%
PHP 13,000,000 Philippine Government International Bond 6 .250 01/14/36 216,845
TOTAL PHILIPPINES 216,845

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REPUBLIC OF SERBIA - 1 .1%
EUR 1,700,000 g Serbia Government International Bond 1 .500% 06/26/29 $ 1,397,149
EUR 725,000 g Serbia Government International Bond 2 .050 09/23/36 480,803
$ 375,000 g Serbia International Bond 6 .500 09/26/33 375,488
RSD 120,000,000 Serbia Treasury Bonds 5 .875 02/08/28 1,087,255
RSD 101,500,000 Serbia Treasury Bonds 4 .500 08/20/32 778,520
TOTAL REPUBLIC OF SERBIA 4,119,215
ROMANIA - 0 .9%
RON 8,150,000 Romanian Government International Bond 4 .000 10/25/23 1,761,755
660,000 g Romanian Government International Bond 3 .000 02/27/27 597,443
EUR 800,000 g Romanian Government International Bond 2 .000 01/28/32 618,609
EUR 850,000 g Romanian Government International Bond 2 .000 04/14/33 630,232
TOTAL ROMANIA 3,608,039
RWANDA - 0 .5%
2,450,000 g Rwanda International Government Bond 5 .500 08/09/31 1,865,763
TOTAL RWANDA 1,865,763
SENEGAL - 0 .4%
EUR 1,000,000 g Senegal Government International Bond 4 .750 03/13/28 960,643
EUR 825,000 g Senegal Government International Bond 5 .375 06/08/37 626,249
TOTAL SENEGAL 1,586,892
SINGAPORE - 0 .3%
SGD 1,825,000 Singapore Government Bond 1 .625 07/01/31 1,249,365
TOTAL SINGAPORE 1,249,365
SOUTH AFRICA - 0 .8%
ZAR 16,500,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 789,513
475,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 440,775
ZAR 20,900,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 1,039,146
ZAR 7,800,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 353,606
500,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 449,757
TOTAL SOUTH AFRICA 3,072,797
SPAIN - 1 .5%
EUR 1,095,000 g Spain Government International Bond 1 .400 07/30/28 1,100,053
EUR 1,875,000 g Spain Government International Bond 0 .600 10/31/29 1,747,550
EUR 1,250,000 g Spain Government International Bond 0 .100 04/30/31 1,066,628
EUR 2,650,000 g Spain Government International Bond 1 .200 10/31/40 1,978,522
TOTAL SPAIN 5,892,753
SUPRANATIONAL - 2 .5%
GBP 695,000 African Development Bank 0 .500 06/22/26 766,354
INR 52,500,000 Asian Development Bank 6 .200 10/06/26 626,831
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 474,977
1,250,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,104,219
EUR 650,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 542,902
112,692 † European Bank for Reconstruction & Development 10 .000 02/28/23 93,555
AUD 2,150,000 Inter-American Development Bank 4 .750 08/27/24 1,539,201
CAD 1,600,000 International Bank for Reconstruction & Development 1 .900 01/16/25 1,152,642
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 2,090,338
GBP 700,000 International Finance Corp 0 .250 12/15/25 779,005
GBP 400,000 z International Finance Facility for Immunisation Co 2 .750 06/07/25 478,280
TOTAL SUPRANATIONAL 9,648,304

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
THAILAND - 0 .9%
THB 30,000,000 Thailand Government International Bond 1 .450% 12/17/24 $ 902,704
THB 27,700,000 Thailand Government International Bond 2 .875 12/17/28 871,239
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 866,722
THB 29,000,000 Thailand Government International Bond 2 .000 06/17/42 742,168
TOTAL THAILAND 3,382,833
UKRAINE - 0 .1%
EUR 1,000,000 g Ukraine Government International Bond 6 .750 06/20/28 201,123
EUR 425,000 g Ukraine Government International Bond 4 .375 01/27/32 85,135
TOTAL UKRAINE 286,258
UNITED KINGDOM - 2 .8%
GBP 1,380,000 United Kingdom Gilt 0 .250 01/31/25 1,595,822
GBP 290,000 United Kingdom Gilt 0 .125 01/31/28 306,975
GBP 900,000 United Kingdom Gilt 1 .625 10/22/28 1,019,712
GBP 650,000 United Kingdom Gilt 0 .500 01/31/29 680,492
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 430,202
GBP 3,350,000 United Kingdom Gilt 1 .750 09/07/37 3,240,922
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,185,420
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 620,444
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,603,806
TOTAL UNITED KINGDOM 10,683,795
UNITED STATES - 0 .8%
$ 3,001,047 g,i Freddie Mac STACR REMIC Trust 5 .960 01/25/34 2,970,477
TOTAL UNITED STATES 2,970,477
URUGUAY - 0 .4%
UYU 21,800,000 g Uruguay Government International Bond 8 .500 03/15/28 522,169
UYU 40,600,000 Uruguay Government International Bond 8 .250 05/21/31 942,539
TOTAL URUGUAY 1,464,708
UZBEKISTAN - 0 .2%
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 639,654
TOTAL UZBEKISTAN 639,654
TOTAL GOVERNMENT BONDS 262,357,663
(Cost $308,066,879)
STRUCTURED ASSETS - 4 .9%
IRELAND - 2 .1%
1,035,732 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
5 .342 07/22/31 1,158,819
Series - 2021 1A (Class D)
1,224,851 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 4 .291 05/22/31 1,227,281
Series - 2021 1A (Class D)
1,900,000 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
6 .170 11/20/33 2,081,050
Series - 2021 1A (Class GBD)
895,985 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 894,981
Series - 2021 1A (Class E)
1,079,778 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 4 .145 08/17/31 1,047,691
Series - 2021 1A (Class D)
347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
4 .550 05/17/31 403,872
Series - 2021 UK1A (Class B)
1,035,395 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
4 .900 05/17/31 1,182,638
Series - 2021 UK1A (Class C)

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
IRELAND—continued
$ 297,813 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
5 .850% 05/17/31 $ 338,709
Series - 2021 UK1A (Class D)
TOTAL IRELAND 8,335,041
ITALY - 0 .2%
893,385 g,i Cassia SRL EURIBOR 3 M + 3.500% 5 .321 05/22/34 901,624
Series - 2022 1A (Class B)
TOTAL ITALY 901,624
UNITED STATES - 2 .6%
2,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .709 04/15/34 1,645,332
Series - 2021 ACEN (Class C)
1,496,629 Carvana Auto Receivables Trust 1 .270 03/10/28 1,424,560
Series - 2021 N2 (Class D)
1,500,000 i COMM Mortgage Trust 4 .344 08/10/48 1,372,085
Series - 2015 CR24 (Class C)
599,512 g Diamond Resorts Owner Trust 2 .700 11/21/33 550,380
Series - 2021 1A (Class C)
1,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.667% 7 .127 11/15/38 1,433,298
Series - 2021 ELP (Class F)
272,884 g MVW LLC 1 .940 01/22/41 246,988
Series - 2021 1WA (Class C)
1,000,000 g,i NCMF Trust 7 .813 03/15/39 974,872
Series - 2022 MFP (Class D)
500,000 g Oportun Issuance Trust 1 .960 05/08/31 449,345
Series - 2021 B (Class B)
500,000 g Oportun Issuance Trust 3 .650 05/08/31 448,616
Series - 2021 B (Class C)
1,250,000 g Purchasing Power Funding LLC 4 .370 10/15/25 1,190,078
Series - 2021 A (Class D)
TOTAL UNITED STATES 9,735,554
TOTAL STRUCTURED ASSETS 18,972,219
(Cost $21,321,471)
TOTAL BONDS 368,168,555
(Cost $430,010,123)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 4.0%
COMMERCIAL PAPER - 3 .9%
15,000,000 g HSBC USA, Inc 0 .000 05/01/23 14,819,625
TOTAL COMMERCIAL PAPER 14,819,625
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
490,455 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 490,455
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 490,455
TOTAL SHORT-TERM INVESTMENTS 15,310,080
(Cost $15,289,834)
TOTAL INVESTMENTS - 100.1% 384,648,801
(Cost $446,494,714)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (377,895)
NET ASSETS - 100.0% $ 384,270,906

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippines Peso
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $476,617.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
y
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
z
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

continued
Forward foreign currency contracts outstanding as of January 31, 2023 were as follows:
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 3,296,932 EUR 3,009,932 Australia and New Zealand Banking Group 04/28/23  $ 11,748
$ 258,465 GBP 207,818 Bank of America 04/28/23  $ 1,902
$ 1,504,555 ILS 5,130,412 Bank of America 02/28/23 17,026
Total  $ 18,928
$ 14,826,577 CAD 19,788,574 Citibank N.A. 04/28/23  $ (56,851)
$ 43,992,814 CNY 296,965,000 Citibank N.A. 03/01/23 (73,050)
$ 1,017,074 COP 4,666,416,768 Citibank N.A. 03/02/23 23,685
$ 29,534,810 GBP 23,823,279 Citibank N.A. 04/28/23 109,505
$ 11,997,032 KRW 16,009,079,863 Citibank N.A. 02/02/23 (996,115)
$ 1,157,588 MXN 21,910,828 Citibank N.A. 02/28/23 (235)
$ 4,340,469 NOK 42,696,753 Citibank N.A. 04/28/23 45,327
$ 594,523 PEN 2,392,954 Citibank N.A. 02/02/23 (27,721)
$ 622,080 PEN 2,392,954 Citibank N.A. 02/02/23 (164)
$ 654,895 PEN 2,536,407 Citibank N.A. 03/02/23 (2,987)
CNY 297,817,742 $ 44,062,651 Citibank N.A. 02/02/23 27,003
CNY 9,815,900 $ 1,374,261 Citibank N.A. 02/02/23 78,908
CNY 8,820,147 $ 1,240,849 Citibank N.A. 02/02/23 64,907
KRW 16,009,079,863 $ 13,007,052 Citibank N.A. 02/02/23 (13,905)
PEN 2,392,954 $ 619,471 Citibank N.A. 02/02/23 2,773
PEN 2,392,954 $ 622,080 Citibank N.A. 02/02/23 164
Total  $ (818,756)
$ 3,721,642 CNY 25,935,735 Goldman Sachs 02/02/23  $ (117,946)
$ 10,017,463 AUD 14,021,853 Morgan Stanley 04/28/23  $ 87,320
$ 791,732 CZK 17,387,485 Morgan Stanley 02/28/23 (1,908)
$ 125,413,652 EUR 114,634,512 Morgan Stanley 04/28/23 120,133
$ 1,446,522 IDR 21,660,072,059 Morgan Stanley 03/02/23 3,492
$ 4,737,636 NZD 7,298,428 Morgan Stanley 04/28/23 18,384
Total  $ 227,421
$ 895,747 RON 4,026,381 Standard Chartered Bank 02/28/23  $ 7,072
$ 1,719,559 THB 56,373,161 Standard Chartered Bank 02/28/23 6,792
GBP 414,489 $ 513,192 Standard Chartered Bank 04/28/23 (1,237)
Total  $ 12,627
$ 1,638,862 CNY 11,385,126 Toronto Dominion Bank 02/02/23  $ (46,620)
$ 38,694,251 CNY 279,132,928 Toronto Dominion Bank 02/02/23 (2,629,259)
$ 1,238,984 HUF 445,663,521 Toronto Dominion Bank 02/28/23 12,282
$ 38,899,888 JPY 4,994,271,095 Toronto Dominion Bank 04/28/23 62,789
$ 13,007,052 KRW 16,009,079,863 Toronto Dominion Bank 02/02/23 13,905
$ 13,333,698 KRW 16,452,582,703 Toronto Dominion Bank 03/02/23 (21,170)
KRW 16,009,079,863 $ 12,964,287 Toronto Dominion Bank 02/02/23 28,860
$ 572,071 ZAR 9,843,038 Toronto Dominion Bank 02/28/23 7,775
Total  $ (2,571,438)
Total  $ (3,237,416)

Consolidated portfolio of investments
(unaudited)
International Bond Fund January 31, 2023

concluded
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

TIAA-CREF Funds
Notes to portfolio of investments
(unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of January 31, 2023, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth & Income
Common stocks $5,244,016,950 $— $— $5,244,016,950
Short-term investments 19 22,317,977 — 22,317,996
Total $5,244,016,969 $22,317,977 $— $5,266,334,946
1 1 1 1 1
Large-Cap Growth
Common stocks $4,513,206,019 $178,597,395 $— $4,691,803,414
Short-term investments — 55,270,000 — 55,270,000
Total $4,513,206,019 $233,867,395 $— $4,747,073,414
1 1 1 1 1
Large-Cap Value
Common stocks $4,853,147,948 $— $7,267 $4,853,155,215
Short-term investments 21 80,182,034 — 80,182,055
Total $4,853,147,969 $80,182,034 $7,267 $4,933,337,270
1 1 1 1 1
Mid-Cap Growth
Common stocks $1,034,644,130 $57,348,112 $— $1,091,992,242
Rights/Warrants 1,574,695 — — 1,574,695
Short-term investments 7,411,138 9,540,000 — 16,951,138
Total $1,043,629,963 $66,888,112 $— $1,110,518,075
1 1 1 1 1
Mid-Cap Value
Common stocks $1,813,346,294 $— $— $1,813,346,294
Short-term investments 4,681 20,250,000 — 20,254,681
Total $1,813,350,975 $20,250,000 $— $1,833,600,975
1 1 1 1 1
Quant Small-Cap Equity
Common stocks $2,743,270,745 $5,541,660 $— $2,748,812,405
Short-term investments 29,934,238 19,745,000 — 49,679,238
Futures contracts* 806,745 — — 806,745
Total $2,774,011,728 $25,286,660 $— $2,799,298,388
1 1 1 1 1
Quant Small/Mid-Cap Equity
Common stocks $1,122,219,569 $— $— $1,122,219,569
Short-term investments 12,386,351 1,950,000 — 14,336,351
Total $1,134,605,920 $1,950,000 $— $1,136,555,920
1 1 1 1 1

Notes to portfolio of investments
(unaudited)

continued
Fund Level 1 Level 2 Level 3 Total
Social Choice Equity
Common stocks $6,166,446,429 $— $9,929 $6,166,456,358
Short-term investments 14,777,729 15,780,639 — 30,558,368
Futures contracts* 397,957 — — 397,957
Total $6,181,622,115 $15,780,639 $9,929 $6,197,412,683
1 1 1 1 1
Social Choice Low Carbon Equity
Common stocks $1,119,950,673 $427,278 $— $1,120,377,951
Short-term investments 956,244 8,385,639 — 9,341,883
Futures contracts* 212,918 — — 212,918
Total $1,121,119,835 $8,812,917 $— $1,129,932,752
1 1 1 1 1
Emerging Markets Equity
Common stocks $544,930,868 $1,095,322,476 $— $1,640,253,344
Short-term investments 736,367 24,337,084 — 25,073,451
Total $545,667,235 $1,119,659,560 $— $1,665,326,795
1 1 1 1 1
International Equity
Common stocks $163,130,521 $6,404,974,527 $— $6,568,105,048
Short-term investments 190,725 83,659,072 — 83,849,797
Total $163,321,246 $6,488,633,599 $— $6,651,954,845
1 1 1 1 1
International Opportunities
Common stocks $487,773,826 $1,893,218,858 $42,932,098 $2,423,924,782
Short-term investments 12,463,841 33,928,186 — 46,392,027
Total $500,237,667 $1,927,147,044 $42,932,098 $2,470,316,809
1 1 1 1 1
Quant International Small-Cap Equity
Common stocks $154,336,444 $1,039,803,147 $232,674 $1,194,372,265
Short-term investments 38,745,962 — — 38,745,962
Total $193,082,406 $1,039,803,147 $232,674 $1,233,118,227
1 1 1 1 1
Social Choice International Equity
Common stocks $5,952,114 $1,436,376,826 $— $1,442,328,940
Short-term investments 11,279,762 21,540,000 — 32,819,762
Futures contracts* 871,807 — — 871,807
Total $18,103,683 $1,457,916,826 $— $1,476,020,509
1 1 1 1 1
Equity Index
Common stocks $35,797,429,205 $1,790,167 $241,771 $35,799,461,143
Rights/Warrants — — 276 276
Short-term investments 148,293,031 88,490,857 — 236,783,888
Futures contracts* 1,688,160 — — 1,688,160
Total $35,947,410,396 $90,281,024 $242,047 $36,037,933,467
1 1 1 1 1
Large-Cap Growth Index
Common stocks $9,257,198,677 $— $— $9,257,198,677
Short-term investments 11,949,990 3,805,000 — 15,754,990
Total $9,269,148,667 $3,805,000 $— $9,272,953,667
1 1 1 1 1
Large-Cap Value Index
Common stocks $8,176,759,591 $— $146,148 $8,176,905,739
Short-term investments 17,505,172 2,495,000 — 20,000,172
Total $8,194,264,763 $2,495,000 $146,148 $8,196,905,911
1 1 1 1 1
S&P 500 Index
Common stocks $7,119,263,314 $— $— $7,119,263,314
Short-term investments 1,788 64,763,396 — 64,765,184
Futures contracts* 2,546,747 — — 2,546,747
Total $7,121,811,849 $64,763,396 $— $7,186,575,245
1 1 1 1 1
Small-Cap Blend Index
Common stocks $3,385,711,948 $2,505,145 $56,467 $3,388,273,560
Rights/Warrants 79 — 561 640
Short-term investments 113,620,119 23,845,639 — 137,465,758
Futures contracts* 1,743,819 — — 1,743,819
Total $3,501,075,965 $26,350,784 $57,028 $3,527,483,777
1 1 1 1 1
Emerging Markets Equity Index
Corporate bonds $— $19,521 $— $19,521
Common stocks 608,285,067 4,751,807,036 1,664,547 5,361,756,650
Short-term investments 6,721,849 43,349,908 — 50,071,757
Futures contracts* (204,201) — — (204,201)
Total $614,802,715 $4,795,176,465 $1,664,547 $5,411,643,727
1 1 1 1 1

continued
The following table is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in the determining value:
The following table summarizes the significant unobservable inputs used to value Level 3 investments as of January 31, 2023 :
Fund Level 1 Level 2 Level 3 Total
International Equity Index
Common stocks $388,849,404 $19,377,874,534 $— $19,766,723,938
Rights/Warrants — 139,380 — 139,380
Short-term investments 54,221,160 455,816,318 — 510,037,478
Futures contracts* 883,518 — — 883,518
Total $443,954,082 $19,833,830,232 $— $20,277,784,314
1 1 1 1 1
Emerging Markets Debt
Bank loan obligations $— $1,831,564 $— $1,831,564
Corporate bonds — 218,583,332 1,783,933 220,367,265
Government bonds — 202,864,248 5,008,480 207,872,728
Structured assets — — 2,579,790 2,579,790
Common stocks 2,355,400 713,434 — 3,068,834
Short-term investments 9,069,810 — — 9,069,810
Forward foreign currency contracts* — (28,694) — (28,694)
Total $11,425,210 $423,963,884 $9,372,203 $444,761,297
1 1 1 1 1
International Bond
Bank loan obligations $— $1,170,166 $— $1,170,166
Corporate bonds — 86,114,904 723,769 86,838,673
Government bonds — 259,145,485 3,212,178 262,357,663
Structured assets — 18,972,219 — 18,972,219
Short-term investments 490,455 14,819,625 — 15,310,080
Forward foreign currency contracts* — (3,237,416) — (3,237,416)
Total $490,455 $376,984,983 $3,935,947 $381,411,385
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.
Fund Investments
Emerging Markets Debt
Balance as of October 31, 2022 $10,780,015
Purchases 166,057
Sales (1,571,244)
Gains (losses) (2,079,841)
Change in unrealized appreciation (depreciation) 4,057,850
Transfers out of Level 3 (1,980,634)
Transfers into Level 3 -
Balance as of January 31, 2023 $9,372,203
International Bond
Balance as of October 31, 2022 $5,167,291
Purchases 98,985
Sales (177,900)
Gains (losses) (67,930)
Change in unrealized appreciation (depreciation) 855,287
Transfers out of Level 3 (2,242,974)
Transfers into Level 3 303,188
Balance as of January 31, 2023 $3,935,947
Fund Fair value Valuation technique Unobservable input Range (weighted average)
§
Emerging Markets Debt
Corporate bonds $338,406 Broker quote *
Corporate bonds 1,445,527 Recent market transaction Discount 60.3%-100.0% (75.4%)
Government bonds 238,415 Broker quote *
Government bonds 4,770,065 Recent market transaction Discount 50.0%-98.1% (67.0%)
Structured assets 2,579,790 Broker quote *
Total $9,372,203
International Bond
Corporate bonds $723,769 Broker quote *
Government bonds 93,555 Broker quote *
Government bonds 3,118,623 Recent market transaction Discount 35.3%-93.8% (49.2%)

Notes to portfolio of investments
(unaudited)

concluded
* Single source broker quote.
§
Unobservable inputs were weighted by the relative fair value of the instruments.
Total $3,935,947
A12448-A (3/23)